Jackson National Separate Account I

Financial Statements

December 31, 2023

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$1,347,296,475	$14,323,077	$8,830,741	$539,310,223	$7,115,754	$1,690,885	$2,803,965,985
Receivables:
Investments in Fund shares sold	1,253,704	929	94	170,596	162	18	2,031,341
Investment Division units sold	936,570	—	—	366,544	82	—	2,476,964
Total assets	1,349,486,749	14,324,006	8,830,835	539,847,363	7,115,998	1,690,903	2,808,474,290

Liabilities
Payables:
Investments in Fund shares purchased	936,570	—	—	366,544	82	—	2,476,964
Investment Division units redeemed	1,205,946	757	—	153,021	79	—	1,930,199
Insurance fees due to Jackson	47,758	172	94	17,575	83	18	101,142
Total liabilities	2,190,274	929	94	537,140	244	18	4,508,305
Net assets	$1,347,296,475	$14,323,077	$8,830,741	$539,310,223	$7,115,754	$1,690,885	$2,803,965,985
Maximum Unit Value	24.330249	23.504354	18.698690	14.191323	13.896546	12.698748	24.579345
Minimum Unit Value	15.655595	18.475948	8.453574	10.539769	13.532989	7.843063	14.653178

Investments in Funds, shares outstanding	72,047,940	751,868	956,743	39,480,983	511,189	205,204	148,593,852
Investments in Funds, at cost	$982,499,112	$12,248,226	$8,653,822	$513,475,222	$6,922,871	$1,652,497	$2,193,945,080

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	16,731,123	59,942	25,766	6,410,464	30,122	5,219	35,984,818
Total expenses	16,731,123	59,942	25,766	6,410,464	30,122	5,219	35,984,818
Net investment income (loss)	(16,731,123)	(59,942)	(25,766)	(6,410,464)	(30,122)	(5,219)	(35,984,818)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	51,796,332	143,055	(31,206)	(587,800)	(44,448)	(13,425)	72,548,125
Net change in unrealized appreciation
(depreciation) on investments in Funds	167,190,596	2,158,841	421,893	48,439,332	676,665	140,269	346,401,659
Net realized and unrealized gain (loss)	218,986,928	2,301,896	390,687	47,851,532	632,217	126,844	418,949,784

Net change in net assets
from operations	$202,255,805	$2,241,954	$364,921	$41,441,068	$602,095	$121,625	$382,964,966

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Assets
Investments in Funds, at fair value	$18,785,749	$6,745,951	$284,908,687	$8,046,066	$174,976,709	$8,291,574	$285,786,769
Receivables:
Investments in Fund shares sold	641	70	440,217	150	47,593	96	65,774
Investment Division units sold	172	—	40,644	—	778	—	52,022
Total assets	18,786,562	6,746,021	285,389,548	8,046,216	175,025,080	8,291,670	285,904,565

Liabilities
Payables:
Investments in Fund shares purchased	172	—	40,644	—	778	—	52,022
Investment Division units redeemed	424	—	431,431	53	42,068	—	56,933
Insurance fees due to Jackson	217	70	8,786	97	5,525	96	8,841
Total liabilities	813	70	480,861	150	48,371	96	117,796
Net assets	$18,785,749	$6,745,951	$284,908,687	$8,046,066	$174,976,709	$8,291,574	$285,786,769
Maximum Unit Value	23.753247	32.977468	23.491818	23.014198	16.467957	16.151773	20.135398
Minimum Unit Value	18.681388	9.578227	17.446116	19.643035	12.749767	14.698102	15.497424

Investments in Funds, shares outstanding	976,898	687,661	19,082,966	536,404	14,815,979	697,944	21,455,463
Investments in Funds, at cost	$16,232,536	$6,374,290	$275,391,187	$8,091,718	$180,852,774	$8,927,116	$284,621,193

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$182,242	$5,028,791	$139,081	$3,939,764	$210,467	$5,895,185
Expenses
Asset-based charges	78,324	18,476	3,005,449	30,706	1,969,862	33,123	3,056,405
Total expenses	78,324	18,476	3,005,449	30,706	1,969,862	33,123	3,056,405
Net investment income (loss)	(78,324)	163,766	2,023,342	108,375	1,969,902	177,344	2,838,780

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	4,006,986	95,712	—	—	5,308,450
Sales of investments in Funds	334,772	6,137	(755,761)	(167,070)	(3,123,457)	(81,182)	(1,568,127)
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,580,284	616,170	27,233,049	839,046	14,814,468	620,862	20,931,419
Net realized and unrealized gain (loss)	2,915,056	622,307	30,484,274	767,688	11,691,011	539,680	24,671,742

Net change in net assets
from operations	$2,836,732	$786,073	$32,507,616	$876,063	$13,660,913	$717,024	$27,510,522

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Assets
Investments in Funds, at fair value	$6,810,071	$5,977,021	$1,988,098,666	$11,784,562	$3,575,332,081	$12,892,630	$188,668,334
Receivables:
Investments in Fund shares sold	82	62	621,047	139	1,571,608	158	179,777
Investment Division units sold	—	—	167,262	—	139,792	—	90,044
Total assets	6,810,153	5,977,083	1,988,886,975	11,784,701	3,577,043,481	12,892,788	188,938,155

Liabilities
Payables:
Investments in Fund shares purchased	—	—	167,262	—	139,792	—	90,044
Investment Division units redeemed	—	—	550,443	—	1,443,396	—	174,206
Insurance fees due to Jackson	82	62	70,604	139	128,212	158	5,571
Total liabilities	82	62	788,309	139	1,711,400	158	269,821
Net assets	$6,810,071	$5,977,021	$1,988,098,666	$11,784,562	$3,575,332,081	$12,892,630	$188,668,334
Maximum Unit Value	19.723984	67.797122	17.614449	17.254939	23.372075	22.589428	11.958682
Minimum Unit Value	17.450221	9.662544	12.774416	16.339297	13.935582	18.040570	9.879734

Investments in Funds, shares outstanding	509,736	566,542	120,490,828	700,628	196,231,179	694,272	16,015,988
Investments in Funds, at cost	$7,103,488	$5,387,529	$1,676,438,099	$10,638,628	$2,725,200,173	$11,619,385	$172,479,547

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Investment Income
Dividends	$163,730	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	30,660	15,919	25,783,089	46,538	46,288,659	53,321	2,063,192
Total expenses	30,660	15,919	25,783,089	46,538	46,288,659	53,321	2,063,192
Net investment income (loss)	133,070	(15,919)	(25,783,089)	(46,538)	(46,288,659)	(53,321)	(2,063,192)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	128,735	—	—	—	—	—	—
Sales of investments in Funds	(122,155)	1,488	36,635,394	69,879	107,278,519	39,423	2,294,042
Net change in unrealized appreciation
(depreciation) on investments in Funds	622,368	703,455	186,362,724	1,209,961	348,271,085	1,531,547	18,330,270
Net realized and unrealized gain (loss)	628,948	704,943	222,998,118	1,279,840	455,549,604	1,570,970	20,624,312

Net change in net assets
from operations	$762,018	$689,024	$197,215,029	$1,233,302	$409,260,945	$1,517,649	$18,561,120

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Assets
Investments in Funds, at fair value	$4,913,074	$572,335,990	$8,850,039	$398,560,755	$5,253,178	$445,936,672	$15,067,772
Receivables:
Investments in Fund shares sold	271	533,144	510	107,419	1,136	222,020	1,861
Investment Division units sold	260	446,788	8,255	104,544	10,000	142,428	312
Total assets	4,913,605	573,315,922	8,858,804	398,772,718	5,264,314	446,301,120	15,069,945

Liabilities
Payables:
Investments in Fund shares purchased	260	446,788	8,255	104,544	10,000	142,428	312
Investment Division units redeemed	212	512,737	405	93,161	1,072	206,380	1,676
Insurance fees due to Jackson	59	20,407	105	14,258	64	15,640	185
Total liabilities	531	979,932	8,765	211,963	11,136	364,448	2,173
Net assets	$4,913,074	$572,335,990	$8,850,039	$398,560,755	$5,253,178	$445,936,672	$15,067,772
Maximum Unit Value	11.920300	15.587691	15.792691	13.856280	13.816061	20.077905	19.953155
Minimum Unit Value	11.405006	9.681512	14.102309	11.602053	13.485462	16.555406	19.335947

Investments in Funds, shares outstanding	410,106	67,732,070	1,044,869	36,431,513	475,401	23,532,278	782,741
Investments in Funds, at cost	$4,644,604	$603,143,453	$9,838,634	$485,367,173	$5,962,132	$389,468,263	$13,498,986

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Investment Income
Dividends	$—	$8,117,513	$153,688	$10,549,811	$149,053	$—	$—
Expenses
Asset-based charges	19,912	7,465,167	35,424	4,849,165	19,606	5,449,317	63,556
Total expenses	19,912	7,465,167	35,424	4,849,165	19,606	5,449,317	63,556
Net investment income (loss)	(19,912)	652,346	118,264	5,700,646	129,447	(5,449,317)	(63,556)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	15,308	(11,699,622)	(486,463)	(24,568,866)	(201,937)	6,757,682	134,179
Net change in unrealized appreciation
(depreciation) on investments in Funds	477,110	58,178,491	1,134,640	89,435,427	985,709	42,020,730	1,592,581
Net realized and unrealized gain (loss)	492,418	46,478,869	648,177	64,866,561	783,772	48,778,412	1,726,760

Net change in net assets
from operations	$472,506	$47,131,215	$766,441	$70,567,207	$913,219	$43,329,095	$1,663,204

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A
Assets
Investments in Funds, at fair value	$1,825,506,098	$32,540,339	$1,190,536,694	$19,984,578	$357,911,988	$5,037,377	$9,387,888
Receivables:
Investments in Fund shares sold	870,268	57,620	755,504	2,285	75,303	—	1,392
Investment Division units sold	671,603	139,977	794,812	77,648	100,000	—	—
Total assets	1,827,047,969	32,737,936	1,192,087,010	20,064,511	358,087,291	5,037,377	9,389,280

Liabilities
Payables:
Investments in Fund shares purchased	671,603	139,977	794,812	77,648	100,000	—	—
Investment Division units redeemed	804,436	57,229	712,224	2,043	71,081	—	1,089
Insurance fees due to Jackson	65,832	391	43,280	242	4,222	—	303
Total liabilities	1,541,871	197,597	1,550,316	79,933	175,303	—	1,392
Net assets	$1,825,506,098	$32,540,339	$1,190,536,694	$19,984,578	$357,911,988	$5,037,377	$9,387,888
Maximum Unit Value	105.853299	110.126748	39.065391	39.902130	20.613383	56.610268	10.800017
Minimum Unit Value	45.216929	90.480360	23.665453	35.132505	20.040604	9.323668	10.364536

Investments in Funds, shares outstanding	47,170,700	786,949	60,525,506	999,729	16,986,805	494,831	869,249
Investments in Funds, at cost	$1,617,258,902	$33,273,115	$969,153,891	$16,996,155	$280,438,384	$4,555,673	$8,491,890

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	22,637,138	129,775	14,324,941	72,902	1,346,295	12,343	84,275
Total expenses	22,637,138	129,775	14,324,941	72,902	1,346,295	12,343	84,275
Net investment income (loss)	(22,637,138)	(129,775)	(14,324,941)	(72,902)	(1,346,295)	(12,343)	(84,275)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	15,866,661	(663,915)	20,977,471	218,326	8,745,953	(23,203)	68,750
Net change in unrealized appreciation
(depreciation) on investments in Funds	241,982,445	5,226,796	189,118,771	3,111,846	63,908,479	631,900	913,652
Net realized and unrealized gain (loss)	257,849,106	4,562,881	210,096,242	3,330,172	72,654,432	608,697	982,402

Net change in net assets
from operations	$235,211,968	$4,433,106	$195,771,301	$3,257,270	$71,308,137	$596,354	$898,127

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Assets
Investments in Funds, at fair value	$557,771	$2,601,568,165	$48,087,611	$330,476,406	$12,654,232	$358,344,765	$7,860,215
Receivables:
Investments in Fund shares sold	71	1,944,691	2,388	592,582	338	198,821	292
Investment Division units sold	—	1,944,643	112	750,240	—	338,694	—
Total assets	557,842	2,605,457,499	48,090,111	331,819,228	12,654,570	358,882,280	7,860,507

Liabilities
Payables:
Investments in Fund shares purchased	—	1,944,643	112	750,240	—	338,694	—
Investment Division units redeemed	61	1,853,237	1,802	581,196	189	186,591	198
Insurance fees due to Jackson	10	91,454	586	11,386	149	12,230	94
Total liabilities	71	3,889,334	2,500	1,342,822	338	537,515	292
Net assets	$557,771	$2,601,568,165	$48,087,611	$330,476,406	$12,654,232	$358,344,765	$7,860,215
Maximum Unit Value	10.778251	30.238172	31.249641	9.229193	9.203356	13.276400	13.220079
Minimum Unit Value	10.715055	15.961964	26.430119	8.608746	9.102266	11.637356	12.939301

Investments in Funds, shares outstanding	51,360	165,704,979	2,912,636	35,843,428	1,362,135	27,126,780	584,837
Investments in Funds, at cost	$517,892	$2,167,976,112	$41,650,617	$325,843,361	$12,366,597	$318,812,789	$6,921,004

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,962	31,049,123	202,034	3,037,444	43,577	4,192,774	31,596
Total expenses	2,962	31,049,123	202,034	3,037,444	43,577	4,192,774	31,596
Net investment income (loss)	(2,962)	(31,049,123)	(202,034)	(3,037,444)	(43,577)	(4,192,774)	(31,596)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	23,316	40,151,637	622,675	(2,625,826)	(66,485)	4,240,684	101,102
Net change in unrealized appreciation
(depreciation) on investments in Funds	39,619	278,786,835	5,459,309	14,626,183	534,957	24,003,954	538,648
Net realized and unrealized gain (loss)	62,935	318,938,472	6,081,984	12,000,357	468,472	28,244,638	639,750

Net change in net assets
from operations	$59,973	$287,889,349	$5,879,950	$8,962,913	$424,895	$24,051,864	$608,154

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$319,304,387	$4,288,611	$832,271,251	$23,290,757	$621,857,962	$11,053,022	$3,416,869,951
Receivables:
Investments in Fund shares sold	524,349	167	396,421	2,077	427,853	447	2,376,073
Investment Division units sold	291,603	13	426,427	—	128,508	—	1,017,251
Total assets	320,120,339	4,288,791	833,094,099	23,292,834	622,414,323	11,053,469	3,420,263,275

Liabilities
Payables:
Investments in Fund shares purchased	291,603	13	426,427	—	128,508	—	1,017,251
Investment Division units redeemed	512,681	116	368,684	1,794	405,395	313	2,254,751
Insurance fees due to Jackson	11,668	51	27,737	283	22,458	134	121,322
Total liabilities	815,952	180	822,848	2,077	556,361	447	3,393,324
Net assets	$319,304,387	$4,288,611	$832,271,251	$23,290,757	$621,857,962	$11,053,022	$3,416,869,951
Maximum Unit Value	11.264231	11.420280	26.655115	26.231292	23.038291	23.323189	25.731975
Minimum Unit Value	7.789887	10.468386	19.984057	24.469395	15.187568	21.370964	18.778703

Investments in Funds, shares outstanding	31,335,072	411,180	34,505,442	948,321	33,469,212	578,087	138,897,152
Investments in Funds, at cost	$341,356,183	$4,554,704	$683,828,761	$20,310,866	$546,158,225	$11,275,376	$2,575,205,737

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,261,644	18,392	8,907,731	92,494	7,825,508	44,190	41,534,017
Total expenses	4,261,644	18,392	8,907,731	92,494	7,825,508	44,190	41,534,017
Net investment income (loss)	(4,261,644)	(18,392)	(8,907,731)	(92,494)	(7,825,508)	(44,190)	(41,534,017)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(7,916,229)	(171,995)	14,571,710	304,855	6,152,150	(297,956)	95,620,802
Net change in unrealized appreciation
(depreciation) on investments in Funds	25,657,913	427,805	131,040,229	3,841,233	81,011,991	1,800,182	415,157,572
Net realized and unrealized gain (loss)	17,741,684	255,810	145,611,939	4,146,088	87,164,141	1,502,226	510,778,374

Net change in net assets
from operations	$13,480,040	$237,418	$136,704,208	$4,053,594	$79,338,633	$1,458,036	$469,244,357

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Assets
Investments in Funds, at fair value	$49,039,692	$4,660,906,940	$96,114,467	$9,601,000,976	$133,436,391	$1,347,936,755	$16,652,789
Receivables:
Investments in Fund shares sold	4,311	2,624,276	180,903	6,229,194	54,621	964,078	1,741
Investment Division units sold	—	2,383,048	2,500	4,886,540	2,500	671,203	—
Total assets	49,044,003	4,665,914,264	96,297,870	9,612,116,710	133,493,512	1,349,572,036	16,654,530

Liabilities
Payables:
Investments in Fund shares purchased	—	2,383,048	2,500	4,886,540	2,500	671,203	—
Investment Division units redeemed	3,714	2,464,135	179,737	5,892,042	53,024	915,981	1,540
Insurance fees due to Jackson	597	160,141	1,166	337,152	1,597	48,097	201
Total liabilities	4,311	5,007,324	183,403	11,115,734	57,121	1,635,281	1,741
Net assets	$49,039,692	$4,660,906,940	$96,114,467	$9,601,000,976	$133,436,391	$1,347,936,755	$16,652,789
Maximum Unit Value	25.225299	51.004423	49.974646	42.972033	43.480764	17.772385	18.009812
Minimum Unit Value	24.074462	34.437805	47.651228	27.379174	39.842012	11.322091	16.503648

Investments in Funds, shares outstanding	1,955,331	94,293,080	1,907,033	240,325,431	3,245,048	85,746,613	1,031,132
Investments in Funds, at cost	$42,179,288	$3,545,458,652	$77,410,807	$6,067,985,357	$102,171,250	$1,211,359,990	$16,089,670

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	195,048	48,374,771	357,093	111,003,783	500,939	17,265,782	67,897
Total expenses	195,048	48,374,771	357,093	111,003,783	500,939	17,265,782	67,897
Net investment income (loss)	(195,048)	(48,374,771)	(357,093)	(111,003,783)	(500,939)	(17,265,782)	(67,897)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	531,938	93,402,562	1,947,874	407,824,450	3,489,561	11,259,132	(117,953)
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,625,690	1,139,541,603	23,998,875	1,589,775,957	23,395,052	177,113,678	2,350,091
Net realized and unrealized gain (loss)	7,157,628	1,232,944,165	25,946,749	1,997,600,407	26,884,613	188,372,810	2,232,138

Net change in net assets
from operations	$6,962,580	$1,184,569,394	$25,589,656	$1,886,596,624	$26,383,674	$171,107,028	$2,164,241

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Assets
Investments in Funds, at fair value	$2,324,009,829	$21,665,066	$1,318,127,624	$29,727,927	$3,441,846,659	$46,660,074	$348,926,647
Receivables:
Investments in Fund shares sold	1,225,024	554	1,088,900	1,609	2,137,074	2,226	104,783
Investment Division units sold	702,295	—	308,963	3,003	1,923,221	1,250	25,403
Total assets	2,325,937,148	21,665,620	1,319,525,487	29,732,539	3,445,906,954	46,663,550	349,056,833

Liabilities
Payables:
Investments in Fund shares purchased	702,295	—	308,963	3,003	1,923,221	1,250	25,403
Investment Division units redeemed	1,142,079	289	1,041,318	1,250	2,012,366	1,668	92,191
Insurance fees due to Jackson	82,945	265	47,582	359	124,708	558	12,592
Total liabilities	1,927,319	554	1,397,863	4,612	4,060,295	3,476	130,186
Net assets	$2,324,009,829	$21,665,066	$1,318,127,624	$29,727,927	$3,441,846,659	$46,660,074	$348,926,647
Maximum Unit Value	21.368122	20.947202	19.232598	19.477973	38.267011	38.731107	14.749990
Minimum Unit Value	15.777227	19.991532	12.853934	17.847969	24.377907	35.489843	13.115095

Investments in Funds, shares outstanding	113,421,661	1,037,102	79,501,063	1,748,702	96,140,968	1,266,560	23,656,044
Investments in Funds, at cost	$1,778,158,674	$18,685,591	$1,099,417,368	$27,512,923	$2,133,153,310	$36,736,374	$307,087,408

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	29,603,294	90,057	16,871,612	119,293	42,730,460	179,630	4,603,401
Total expenses	29,603,294	90,057	16,871,612	119,293	42,730,460	179,630	4,603,401
Net investment income (loss)	(29,603,294)	(90,057)	(16,871,612)	(119,293)	(42,730,460)	(179,630)	(4,603,401)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	71,700,993	267,517	26,827,620	52,068	193,975,475	1,503,775	5,921,671
Net change in unrealized appreciation
(depreciation) on investments in Funds	222,377,885	2,424,718	156,303,695	3,822,718	316,634,421	5,316,073	29,021,577
Net realized and unrealized gain (loss)	294,078,878	2,692,235	183,131,315	3,874,786	510,609,896	6,819,848	34,943,248

Net change in net assets
from operations	$264,475,584	$2,602,178	$166,259,703	$3,755,493	$467,879,436	$6,640,218	$30,339,847

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments in Funds, at fair value	$6,775,777	$673,937,377	$18,717,999	$7,858,596	$2,648,868,853	$20,079,028	$839,746,526
Receivables:
Investments in Fund shares sold	373	914,886	109,625	202	1,225,785	479	571,569
Investment Division units sold	—	488,147	—	10,782	1,035,697	—	343,381
Total assets	6,776,150	675,340,410	18,827,624	7,869,580	2,651,130,335	20,079,507	840,661,476

Liabilities
Payables:
Investments in Fund shares purchased	—	488,147	—	10,782	1,035,697	—	343,381
Investment Division units redeemed	292	891,241	109,397	21	1,130,613	237	541,638
Insurance fees due to Jackson	81	23,645	228	181	95,172	242	29,931
Total liabilities	373	1,403,033	109,625	10,984	2,261,482	479	914,950
Net assets	$6,775,777	$673,937,377	$18,717,999	$7,858,596	$2,648,868,853	$20,079,028	$839,746,526
Maximum Unit Value	14.715633	12.185106	12.281067	5.730005	19.806469	20.024039	14.682778
Minimum Unit Value	14.649347	10.501648	12.071279	5.526916	13.234643	18.412786	9.309544

Investments in Funds, shares outstanding	453,229	57,405,228	1,572,941	1,371,483	161,417,968	1,194,469	65,349,924
Investments in Funds, at cost	$6,066,894	$763,426,947	$21,707,158	$6,832,952	$2,028,702,345	$17,275,693	$707,221,274

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	30,283	8,722,248	85,474	50,115	34,295,584	83,693	12,906,211
Total expenses	30,283	8,722,248	85,474	50,115	34,295,584	83,693	12,906,211
Net investment income (loss)	(30,283)	(8,722,248)	(85,474)	(50,115)	(34,295,584)	(83,693)	(12,906,211)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	217,006	(37,659,447)	(1,430,032)	344,418	78,785,915	329,838	76,737,621
Net change in unrealized appreciation
(depreciation) on investments in Funds	475,657	118,553,384	3,837,331	1,477,097	263,061,653	2,252,818	(99,732,848)
Net realized and unrealized gain (loss)	692,663	80,893,937	2,407,299	1,821,515	341,847,568	2,582,656	(22,995,227)

Net change in net assets
from operations	$662,380	$72,171,689	$2,321,825	$1,771,400	$307,551,984	$2,498,963	$(35,901,438)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Assets
Investments in Funds, at fair value	$10,534,615	$3,253,509,944	$47,057,330	$729,452,393	$25,479,628	$587,419,728	$32,762,466
Receivables:
Investments in Fund shares sold	636	1,626,953	26,739	542,149	1,376	123,800	79,598
Investment Division units sold	4,905	903,745	10,000	299,867	7,840	219,969	20,000
Total assets	10,540,156	3,256,040,642	47,094,069	730,294,409	25,488,844	587,763,497	32,862,064

Liabilities
Payables:
Investments in Fund shares purchased	4,905	903,745	10,000	299,867	7,840	219,969	20,000
Investment Division units redeemed	511	1,508,767	26,163	515,515	1,069	103,760	79,204
Insurance fees due to Jackson	125	118,186	576	26,634	307	20,040	394
Total liabilities	5,541	2,530,698	36,739	842,016	9,216	343,769	99,598
Net assets	$10,534,615	$3,253,509,944	$47,057,330	$729,452,393	$25,479,628	$587,419,728	$32,762,466
Maximum Unit Value	14.395014	162.084765	170.610856	32.523143	30.101308	21.997869	21.924364
Minimum Unit Value	13.338118	36.398647	138.676547	14.048805	25.022919	18.459687	21.314784

Investments in Funds, shares outstanding	801,111	46,658,683	636,943	38,031,929	1,286,850	26,700,897	1,461,957
Investments in Funds, at cost	$9,768,788	$2,161,526,660	$38,379,460	$615,460,385	$22,063,019	$459,033,671	$26,540,035

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$10,517,515	$394,609	$—	$—
Expenses
Asset-based charges	58,395	37,189,253	161,398	8,665,422	92,175	5,897,182	119,976
Total expenses	58,395	37,189,253	161,398	8,665,422	92,175	5,897,182	119,976
Net investment income (loss)	(58,395)	(37,189,253)	(161,398)	1,852,093	302,434	(5,897,182)	(119,976)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	697,852	122,595,971	612,222	20,824,082	607,015	15,774,651	692,445
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,081,948)	982,064,297	13,762,113	115,760,467	3,811,507	150,046,420	9,418,717
Net realized and unrealized gain (loss)	(384,096)	1,104,660,268	14,374,335	136,584,549	4,418,522	165,821,071	10,111,162

Net change in net assets
from operations	$(442,491)	$1,067,471,015	$14,212,937	$138,436,642	$4,720,956	$159,923,889	$9,991,186

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Assets
Investments in Funds, at fair value	$268,256,442	$17,718,617	$1,180,915,598	$32,096,256	$537,179,499	$21,256,820	$1,692,717,906
Receivables:
Investments in Fund shares sold	106,043	1,207	853,464	1,157	218,533	573	843,279
Investment Division units sold	225,927	—	181,356	—	592,585	73,321	738,994
Total assets	268,588,412	17,719,824	1,181,950,418	32,097,413	537,990,617	21,330,714	1,694,300,179

Liabilities
Payables:
Investments in Fund shares purchased	225,927	—	181,356	—	592,585	73,321	738,994
Investment Division units redeemed	96,872	996	811,828	773	200,050	319	781,696
Insurance fees due to Jackson	9,171	211	41,636	384	18,483	254	61,583
Total liabilities	331,970	1,207	1,034,820	1,157	811,118	73,894	1,582,273
Net assets	$268,256,442	$17,718,617	$1,180,915,598	$32,096,256	$537,179,499	$21,256,820	$1,692,717,906
Maximum Unit Value	13.099648	13.098531	83.790731	87.485651	29.956037	29.479027	28.438618
Minimum Unit Value	11.543280	12.834765	30.210950	71.878536	21.829394	15.615187	12.933770

Investments in Funds, shares outstanding	23,887,484	1,568,019	48,778,009	1,227,390	44,727,685	1,745,223	133,600,466
Investments in Funds, at cost	$263,167,530	$17,143,862	$777,077,117	$25,680,254	$477,227,121	$18,806,128	$1,718,995,272

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Investment Income
Dividends	$4,540,504	$330,159	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,934,377	66,424	14,491,683	125,365	5,774,201	80,131	22,536,526
Total expenses	2,934,377	66,424	14,491,683	125,365	5,774,201	80,131	22,536,526
Net investment income (loss)	1,606,127	263,735	(14,491,683)	(125,365)	(5,774,201)	(80,131)	(22,536,526)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(2,884,319)	(253,321)	73,748,338	950,203	1,610,442	130,816	(18,663,124)
Net change in unrealized appreciation
(depreciation) on investments in Funds	31,427,491	2,074,089	152,632,569	4,972,776	69,189,588	2,814,681	116,840,377
Net realized and unrealized gain (loss)	28,543,172	1,820,768	226,380,907	5,922,979	70,800,030	2,945,497	98,177,253

Net change in net assets
from operations	$30,149,299	$2,084,503	$211,889,224	$5,797,614	$65,025,829	$2,865,366	$75,640,727

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Assets
Investments in Funds, at fair value	$26,618,425	$117,644,505	$3,146,260	$1,635,337,215	$28,379,417	$674,749,202	$15,732,886
Receivables:
Investments in Fund shares sold	2,420	104,118	183	595,269	1,840	558,931	121,014
Investment Division units sold	138,908	8,744	—	847,182	—	293,180	—
Total assets	26,759,753	117,757,367	3,146,443	1,636,779,666	28,381,257	675,601,313	15,853,900

Liabilities
Payables:
Investments in Fund shares purchased	138,908	8,744	—	847,182	—	293,180	—
Investment Division units redeemed	2,113	100,073	146	537,935	1,497	535,924	120,824
Insurance fees due to Jackson	307	4,045	37	57,334	343	23,007	190
Total liabilities	141,328	112,862	183	1,442,451	1,840	852,111	121,014
Net assets	$26,618,425	$117,644,505	$3,146,260	$1,635,337,215	$28,379,417	$674,749,202	$15,732,886
Maximum Unit Value	29.480729	11.750031	11.641661	28.124992	27.814640	11.553219	11.362928
Minimum Unit Value	24.506328	9.476009	11.498001	21.864853	26.263343	8.750565	10.791067

Investments in Funds, shares outstanding	1,920,521	10,301,620	276,230	70,978,178	1,210,726	64,078,747	1,473,117
Investments in Funds, at cost	$26,766,835	$114,268,878	$3,041,823	$1,264,986,904	$23,288,822	$699,325,459	$16,000,169

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	105,094	1,462,228	12,714	19,204,179	116,233	8,291,820	64,459
Total expenses	105,094	1,462,228	12,714	19,204,179	116,233	8,291,820	64,459
Net investment income (loss)	(105,094)	(1,462,228)	(12,714)	(19,204,179)	(116,233)	(8,291,820)	(64,459)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(503,416)	(991,468)	(36,175)	45,835,551	577,520	(11,007,801)	(240,675)
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,943,669	11,299,257	315,681	317,995,605	5,858,502	44,139,978	999,229
Net realized and unrealized gain (loss)	1,440,253	10,307,789	279,506	363,831,156	6,436,022	33,132,177	758,554

Net change in net assets
from operations	$1,335,159	$8,845,561	$266,792	$344,626,977	$6,319,789	$24,840,357	$694,095

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Assets
Investments in Funds, at fair value	$741,525,628	$11,300,420	$510,383,235	$5,824,375	$1,405,511,197	$7,128,671	$4,637,738,717
Receivables:
Investments in Fund shares sold	572,422	549	263,550	244	331,574	643	3,243,229
Investment Division units sold	545,723	—	182,463	—	147,524	—	696,426
Total assets	742,643,773	11,300,969	510,829,248	5,824,619	1,405,990,295	7,129,314	4,641,678,372

Liabilities
Payables:
Investments in Fund shares purchased	545,723	—	182,463	—	147,524	—	696,426
Investment Division units redeemed	545,606	415	245,552	175	280,745	556	3,076,077
Insurance fees due to Jackson	26,816	134	17,998	69	50,829	87	167,152
Total liabilities	1,118,145	549	446,013	244	479,098	643	3,939,655
Net assets	$741,525,628	$11,300,420	$510,383,235	$5,824,375	$1,405,511,197	$7,128,671	$4,637,738,717
Maximum Unit Value	38.473602	40.074899	20.939337	21.108568	24.596213	24.921686	45.289358
Minimum Unit Value	17.140531	32.575081	14.499406	20.561440	14.350945	22.255004	27.740102

Investments in Funds, shares outstanding	62,104,324	918,733	29,656,202	331,684	92,467,842	483,628	134,349,326
Investments in Funds, at cost	$749,308,109	$11,223,425	$448,364,364	$5,551,366	$1,135,098,578	$6,259,204	$2,731,385,844

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,481,402	42,004	6,952,360	25,306	18,729,276	31,560	59,976,169
Total expenses	9,481,402	42,004	6,952,360	25,306	18,729,276	31,560	59,976,169
Net investment income (loss)	(9,481,402)	(42,004)	(6,952,360)	(25,306)	(18,729,276)	(31,560)	(59,976,169)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(8,310,740)	(131,961)	13,423,304	34,179	44,049,372	226,190	330,271,730
Net change in unrealized appreciation
(depreciation) on investments in Funds	55,614,685	796,728	86,980	122,406	66,064,723	350,494	282,959,130
Net realized and unrealized gain (loss)	47,303,945	664,767	13,510,284	156,585	110,114,095	576,684	613,230,860

Net change in net assets
from operations	$37,822,543	$622,763	$6,557,924	$131,279	$91,384,819	$545,124	$553,254,691

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Assets
Investments in Funds, at fair value	$29,895,252	$2,010,783,556	$11,654,437	$720,884,930	$2,268,843	$4,000,077,522	$22,320,825
Receivables:
Investments in Fund shares sold	2,216	590,499	144	1,369,220	28	2,607,999	705
Investment Division units sold	—	1,026,624	—	5,256	—	355,801	—
Total assets	29,897,468	2,012,400,679	11,654,581	722,259,406	2,268,871	4,003,041,322	22,321,530

Liabilities
Payables:
Investments in Fund shares purchased	—	1,026,624	—	5,256	—	355,801	—
Investment Division units redeemed	1,856	515,471	—	1,341,889	—	2,457,029	433
Insurance fees due to Jackson	360	75,028	144	27,331	28	150,970	272
Total liabilities	2,216	1,617,123	144	1,374,476	28	2,963,800	705
Net assets	$29,895,252	$2,010,783,556	$11,654,437	$720,884,930	$2,268,843	$4,000,077,522	$22,320,825
Maximum Unit Value	43.856970	53.909695	50.902521	19.851349	19.019682	50.653250	47.833116
Minimum Unit Value	34.193009	27.613179	34.581993	11.427581	15.049949	23.107986	28.126919

Investments in Funds, shares outstanding	850,021	57,599,071	327,648	47,333,219	146,566	140,897,412	771,546
Investments in Funds, at cost	$23,724,778	$1,259,348,733	$9,423,511	$638,674,289	$2,257,080	$2,391,441,982	$19,397,666

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	127,239	26,131,608	47,995	10,435,191	11,252	53,416,061	90,482
Total expenses	127,239	26,131,608	47,995	10,435,191	11,252	53,416,061	90,482
Net investment income (loss)	(127,239)	(26,131,608)	(47,995)	(10,435,191)	(11,252)	(53,416,061)	(90,482)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	948,161	101,128,458	270,241	12,686,417	(51,816)	234,788,848	181,607
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,942,924	283,649,036	1,886,527	47,466,252	265,799	475,674,322	3,554,212
Net realized and unrealized gain (loss)	3,891,085	384,777,494	2,156,768	60,152,669	213,983	710,463,170	3,735,819

Net change in net assets
from operations	$3,763,846	$358,645,886	$2,108,773	$49,717,478	$202,731	$657,047,109	$3,645,337

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Assets
Investments in Funds, at fair value	$1,738,710,848	$3,134,718	$3,764,814,209	$7,371,976	$333,937,003	$15,854,694	$426,262,281
Receivables:
Investments in Fund shares sold	807,921	39	1,670,735	87	780,782	1,474	604,221
Investment Division units sold	190,589	—	86,899	—	105,092	79,527	190,135
Total assets	1,739,709,358	3,134,757	3,766,571,843	7,372,063	334,822,877	15,935,695	427,056,637

Liabilities
Payables:
Investments in Fund shares purchased	190,589	—	86,899	—	105,092	79,527	190,135
Investment Division units redeemed	742,214	—	1,528,198	—	769,309	1,285	589,635
Insurance fees due to Jackson	65,707	39	142,537	87	11,473	189	14,586
Total liabilities	998,510	39	1,757,634	87	885,874	81,001	794,356
Net assets	$1,738,710,848	$3,134,718	$3,764,814,209	$7,371,976	$333,937,003	$15,854,694	$426,262,281
Maximum Unit Value	25.400120	22.594901	41.030371	38.753830	14.179997	14.142336	16.268059
Minimum Unit Value	14.125784	19.045832	18.961571	23.712512	11.899139	13.749604	12.555230

Investments in Funds, shares outstanding	90,463,624	160,016	157,326,127	302,254	23,649,929	1,101,785	31,858,168
Investments in Funds, at cost	$1,259,683,447	$2,835,881	$2,387,864,852	$6,736,696	$299,170,043	$14,226,023	$389,371,839

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$5,697,803
Expenses
Asset-based charges	24,292,768	13,622	51,588,944	29,712	3,543,003	56,455	5,394,513
Total expenses	24,292,768	13,622	51,588,944	29,712	3,543,003	56,455	5,394,513
Net investment income (loss)	(24,292,768)	(13,622)	(51,588,944)	(29,712)	(3,543,003)	(56,455)	303,290

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	3,602,490
Sales of investments in Funds	73,394,862	20,326	202,154,410	16,047	(2,093,459)	(68,140)	6,513,323
Net change in unrealized appreciation
(depreciation) on investments in Funds	127,894,478	334,433	353,887,913	1,041,927	75,131,202	3,515,840	59,711,103
Net realized and unrealized gain (loss)	201,289,340	354,759	556,042,323	1,057,974	73,037,743	3,447,700	69,826,916

Net change in net assets
from operations	$176,996,572	$341,137	$504,453,379	$1,028,262	$69,494,740	$3,391,245	$70,130,206

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Assets
Investments in Funds, at fair value	$8,079,665	$97,160,087	$3,474,008	$348,680,659	$14,492,206	$1,304,692,177	$14,335,194
Receivables:
Investments in Fund shares sold	153	106,235	92,616	258,300	1,991	920,532	2,820
Investment Division units sold	—	55,286	—	90,028	428	808,944	—
Total assets	8,079,818	97,321,608	3,566,624	349,028,987	14,494,625	1,306,421,653	14,338,014

Liabilities
Payables:
Investments in Fund shares purchased	—	55,286	—	90,028	428	808,944	—
Investment Division units redeemed	57	102,826	92,573	246,078	1,817	871,604	2,650
Insurance fees due to Jackson	96	3,409	43	12,222	174	48,928	170
Total liabilities	153	161,521	92,616	348,328	2,419	1,729,476	2,820
Net assets	$8,079,665	$97,160,087	$3,474,008	$348,680,659	$14,492,206	$1,304,692,177	$14,335,194
Maximum Unit Value	16.064925	13.233280	13.186107	15.070074	15.038404	49.690942	51.191459
Minimum Unit Value	15.516911	11.383486	12.870593	12.725339	14.620307	24.889409	43.644237

Investments in Funds, shares outstanding	602,960	10,173,831	360,374	23,849,566	972,631	51,507,784	548,611
Investments in Funds, at cost	$7,623,115	$113,501,198	$3,727,056	$311,771,070	$12,957,254	$902,895,338	$11,955,804

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Investment Income
Dividends	$132,137	$1,964,896	$86,305	$—	$—	$—	$—
Expenses
Asset-based charges	34,319	1,211,371	13,974	4,618,732	62,438	16,583,558	55,430
Total expenses	34,319	1,211,371	13,974	4,618,732	62,438	16,583,558	55,430
Net investment income (loss)	97,818	753,525	72,331	(4,618,732)	(62,438)	(16,583,558)	(55,430)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	67,896	—	—	—	—	—	—
Sales of investments in Funds	33,685	(11,208,920)	(403,857)	6,663,044	248,399	50,878,689	249,561
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,205,568	17,670,303	700,472	21,601,579	1,011,063	305,465,590	3,584,555
Net realized and unrealized gain (loss)	1,307,149	6,461,383	296,615	28,264,623	1,259,462	356,344,279	3,834,116

Net change in net assets
from operations	$1,404,967	$7,214,908	$368,946	$23,645,891	$1,197,024	$339,760,721	$3,778,686

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Assets
Investments in Funds, at fair value	$1,543,824,621	$19,861,985	$948,856,932	$2,507,940	$691,391,297	$28,376,381	$2,709,165,669
Receivables:
Investments in Fund shares sold	1,046,285	56,153	412,610	215	655,292	1,569	1,130,355
Investment Division units sold	465,456	87,393	237,313	—	284,905	4,665	1,238,895
Total assets	1,545,336,362	20,005,531	949,506,855	2,508,155	692,331,494	28,382,615	2,711,534,919

Liabilities
Payables:
Investments in Fund shares purchased	465,456	87,393	237,313	—	284,905	4,665	1,238,895
Investment Division units redeemed	991,112	55,913	377,249	185	631,520	1,235	1,034,746
Insurance fees due to Jackson	55,173	240	35,361	30	23,772	334	95,609
Total liabilities	1,511,741	143,546	649,923	215	940,197	6,234	2,369,250
Net assets	$1,543,824,621	$19,861,985	$948,856,932	$2,507,940	$691,391,297	$28,376,381	$2,709,165,669
Maximum Unit Value	58.330496	59.656192	14.506622	14.474816	14.719331	14.707111	139.898112
Minimum Unit Value	31.705373	51.384038	10.799523	14.300980	12.660663	14.316692	40.344896

Investments in Funds, shares outstanding	47,284,062	575,376	69,058,001	179,395	48,621,048	1,973,323	44,376,178
Investments in Funds, at cost	$1,388,575,367	$20,452,046	$778,535,693	$2,325,084	$606,842,626	$25,027,318	$2,071,933,710

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	19,270,417	76,246	12,875,240	11,280	7,815,779	111,602	31,206,255
Total expenses	19,270,417	76,246	12,875,240	11,280	7,815,779	111,602	31,206,255
Net investment income (loss)	(19,270,417)	(76,246)	(12,875,240)	(11,280)	(7,815,779)	(111,602)	(31,206,255)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	11,110,967	(508,457)	20,328,646	2,893	15,712,685	588,210	66,702,508
Net change in unrealized appreciation
(depreciation) on investments in Funds	157,709,304	2,507,899	92,129,233	304,101	71,913,744	3,230,656	442,099,967
Net realized and unrealized gain (loss)	168,820,271	1,999,442	112,457,879	306,994	87,626,429	3,818,866	508,802,475

Net change in net assets
from operations	$149,549,854	$1,923,196	$99,582,639	$295,714	$79,810,650	$3,707,264	$477,596,220

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Assets
Investments in Funds, at fair value	$43,454,787	$855,781,082	$21,043,350	$867,656,705	$20,529,331	$118,796,574	$4,700,130
Receivables:
Investments in Fund shares sold	47,329	590,453	21,367	429,447	767	32,034	127
Investment Division units sold	151,881	469,457	—	255,752	1,206	9,009	2,697
Total assets	43,653,997	856,840,992	21,064,717	868,341,904	20,531,304	118,837,617	4,702,954

Liabilities
Payables:
Investments in Fund shares purchased	151,881	469,457	—	255,752	1,206	9,009	2,697
Investment Division units redeemed	46,805	560,309	21,119	397,599	518	28,198	71
Insurance fees due to Jackson	524	30,144	248	31,848	249	3,836	56
Total liabilities	199,210	1,059,910	21,367	685,199	1,973	41,043	2,824
Net assets	$43,454,787	$855,781,082	$21,043,350	$867,656,705	$20,529,331	$118,796,574	$4,700,130
Maximum Unit Value	144.590038	29.610394	30.843616	23.621187	23.909740	18.488321	18.152036
Minimum Unit Value	117.526383	12.876734	25.070406	14.086029	21.472417	14.309974	16.767077

Investments in Funds, shares outstanding	680,896	65,728,194	1,512,822	53,891,721	1,243,448	7,699,065	303,430
Investments in Funds, at cost	$38,771,576	$892,463,736	$21,161,516	$667,141,685	$18,018,498	$113,198,134	$4,651,711

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$1,410,316	$67,464
Expenses
Asset-based charges	160,439	11,167,318	88,266	11,541,821	86,540	1,273,488	19,142
Total expenses	160,439	11,167,318	88,266	11,541,821	86,540	1,273,488	19,142
Net investment income (loss)	(160,439)	(11,167,318)	(88,266)	(11,541,821)	(86,540)	136,828	48,322

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	33,987	(19,176,926)	(486,750)	37,017,355	402,356	(288,571)	(70,411)
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,728,855	52,759,100	1,365,483	36,342,573	1,390,040	15,221,885	676,497
Net realized and unrealized gain (loss)	7,762,842	33,582,174	878,733	73,359,928	1,792,396	14,933,314	606,086

Net change in net assets
from operations	$7,602,403	$22,414,856	$790,467	$61,818,107	$1,705,856	$15,070,142	$654,408

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Assets
Investments in Funds, at fair value	$398,965,316	$5,127,026	$394,225,466	$14,471,631	$927,121,791	$18,919,019	$483,487,364
Receivables:
Investments in Fund shares sold	229,830	844	113,801	715	869,485	617	371,234
Investment Division units sold	468,595	—	1,271,319	—	219,742	—	839,716
Total assets	399,663,741	5,127,870	395,610,586	14,472,346	928,211,018	18,919,636	484,698,314

Liabilities
Payables:
Investments in Fund shares purchased	468,595	—	1,271,319	—	219,742	—	839,716
Investment Division units redeemed	215,112	782	100,424	542	838,481	390	354,038
Insurance fees due to Jackson	14,718	62	13,377	173	31,004	227	17,196
Total liabilities	698,425	844	1,385,120	715	1,089,227	617	1,210,950
Net assets	$398,965,316	$5,127,026	$394,225,466	$14,471,631	$927,121,791	$18,919,019	$483,487,364
Maximum Unit Value	16.560264	16.525645	10.502101	10.480190	18.427400	18.965198	20.701480
Minimum Unit Value	14.054487	16.130075	9.475372	10.308606	9.855390	17.754840	10.639994

Investments in Funds, shares outstanding	25,623,977	324,495	39,032,224	1,424,373	80,900,680	1,570,043	25,622,012
Investments in Funds, at cost	$322,944,098	$4,697,525	$395,796,408	$14,505,420	$974,053,726	$19,659,019	$415,293,812

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Investment Income
Dividends	$161,688	$14,355	$11,372,216	$481,526	$—	$—	$—
Expenses
Asset-based charges	4,840,323	15,814	4,632,379	71,873	11,221,822	79,108	4,394,021
Total expenses	4,840,323	15,814	4,632,379	71,873	11,221,822	79,108	4,394,021
Net investment income (loss)	(4,678,635)	(1,459)	6,739,837	409,653	(11,221,822)	(79,108)	(4,394,021)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	12,466,075	160,979	—	—	—	—	—
Sales of investments in Funds	14,925,067	148,793	(1,707,783)	(71,409)	(16,173,185)	(492,397)	2,983,587
Net change in unrealized appreciation
(depreciation) on investments in Funds	76,970,350	737,858	10,056,030	466,652	59,695,459	1,449,541	123,164,734
Net realized and unrealized gain (loss)	104,361,492	1,047,630	8,348,247	395,243	43,522,274	957,144	126,148,321

Net change in net assets
from operations	$99,682,857	$1,046,171	$15,088,084	$804,896	$32,300,452	$878,036	$121,754,300

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Assets
Investments in Funds, at fair value	$8,771,373	$1,434,149,496	$16,169,880	$360,756,708	$8,971,952	$1,182,507,040	$25,361,434
Receivables:
Investments in Fund shares sold	833	565,478	1,639	218,724	2,248	1,232,467	5,159
Investment Division units sold	952,022	895,583	410,900	519,218	—	354,933	—
Total assets	9,724,228	1,435,610,557	16,582,419	361,494,650	8,974,200	1,184,094,440	25,366,593

Liabilities
Payables:
Investments in Fund shares purchased	952,022	895,583	410,900	519,218	—	354,933	—
Investment Division units redeemed	738	514,225	1,448	205,938	2,139	1,189,888	4,858
Insurance fees due to Jackson	95	51,253	191	12,786	109	42,579	301
Total liabilities	952,855	1,461,061	412,539	737,942	2,248	1,587,400	5,159
Net assets	$8,771,373	$1,434,149,496	$16,169,880	$360,756,708	$8,971,952	$1,182,507,040	$25,361,434
Maximum Unit Value	20.709146	76.421768	79.239008	15.390009	15.379374	46.220026	46.226393
Minimum Unit Value	17.399438	36.195714	66.576297	13.119442	14.952048	23.284893	43.928035

Investments in Funds, shares outstanding	491,118	35,245,748	382,991	23,440,982	570,735	25,584,315	536,750
Investments in Funds, at cost	$7,613,612	$1,051,815,110	$13,885,677	$340,206,444	$8,669,085	$825,838,526	$20,453,673

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	27,689	16,619,959	61,703	5,626,565	48,612	14,708,823	98,041
Total expenses	27,689	16,619,959	61,703	5,626,565	48,612	14,708,823	98,041
Net investment income (loss)	(27,689)	(16,619,959)	(61,703)	(5,626,565)	(48,612)	(14,708,823)	(98,041)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	182,115	60,855,772	254,272	13,616,451	220,304	66,840,154	728,330
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,341,136	337,965,639	4,794,697	(7,239,914)	(12,050)	95,255,312	2,712,507
Net realized and unrealized gain (loss)	2,523,251	398,821,411	5,048,969	6,376,537	208,254	162,095,466	3,440,837

Net change in net assets
from operations	$2,495,562	$382,201,452	$4,987,266	$749,972	$159,642	$147,386,643	$3,342,796

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Assets
Investments in Funds, at fair value	$757,037,784	$17,713,104	$1,790,755,675	$20,871,436	$1,146,614,957	$19,315,203	$2,999,232,443
Receivables:
Investments in Fund shares sold	415,281	2,748	4,534,960	54,614	1,049,525	3,378	1,855,991
Investment Division units sold	109,731	2,094	619,243	—	1,436,782	22,233	646,191
Total assets	757,562,796	17,717,946	1,795,909,878	20,926,050	1,149,101,264	19,340,814	3,001,734,625

Liabilities
Payables:
Investments in Fund shares purchased	109,731	2,094	619,243	—	1,436,782	22,233	646,191
Investment Division units redeemed	388,011	2,535	4,470,032	54,365	1,008,388	3,148	1,747,829
Insurance fees due to Jackson	27,270	213	64,928	249	41,137	230	108,162
Total liabilities	525,012	4,842	5,154,203	54,614	2,486,307	25,611	2,502,182
Net assets	$757,037,784	$17,713,104	$1,790,755,675	$20,871,436	$1,146,614,957	$19,315,203	$2,999,232,443
Maximum Unit Value	12.502977	12.640260	60.640605	62.911372	31.441659	32.628588	69.523462
Minimum Unit Value	8.960838	11.705504	25.230638	52.857487	14.892282	30.237874	32.928099

Investments in Funds, shares outstanding	69,009,825	1,587,196	50,105,083	564,093	60,032,197	990,523	69,636,230
Investments in Funds, at cost	$748,691,158	$18,247,585	$1,384,679,920	$17,939,661	$921,488,643	$17,051,406	$2,184,118,013

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,958,042	72,725	28,075,868	105,841	14,782,946	78,715	40,285,300
Total expenses	9,958,042	72,725	28,075,868	105,841	14,782,946	78,715	40,285,300
Net investment income (loss)	(9,958,042)	(72,725)	(28,075,868)	(105,841)	(14,782,946)	(78,715)	(40,285,300)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(6,601,106)	(386,873)	283,330,342	3,202,740	36,127,152	56,850	173,474,724
Net change in unrealized appreciation
(depreciation) on investments in Funds	71,600,128	1,888,658	(341,035,983)	(3,893,007)	116,984,572	2,582,691	(136,754,094)
Net realized and unrealized gain (loss)	64,999,022	1,501,785	(57,705,641)	(690,267)	153,111,724	2,639,541	36,720,630

Net change in net assets
from operations	$55,040,980	$1,429,060	$(85,781,509)	$(796,108)	$138,328,778	$2,560,826	$(3,564,670)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Assets
Investments in Funds, at fair value	$33,145,128	$205,568,483	$5,223,227	$5,064,675,932	$83,706,490	$2,059,612,423	$53,660,624
Receivables:
Investments in Fund shares sold	574,107	336,494	17,232	3,545,398	534,948	1,264,575	12,370
Investment Division units sold	500	327,981	—	1,511,812	137,381	186,210	1,811
Total assets	33,719,735	206,232,958	5,240,459	5,069,733,142	84,378,819	2,061,063,208	53,674,805

Liabilities
Payables:
Investments in Fund shares purchased	500	327,981	—	1,511,812	137,381	186,210	1,811
Investment Division units redeemed	573,700	329,291	17,169	3,363,754	533,939	1,191,723	11,729
Insurance fees due to Jackson	407	7,203	63	181,644	1,009	72,852	641
Total liabilities	574,607	664,475	17,232	5,057,210	672,329	1,450,785	14,181
Net assets	$33,145,128	$205,568,483	$5,223,227	$5,064,675,932	$83,706,490	$2,059,612,423	$53,660,624
Maximum Unit Value	72.048515	17.870236	17.864291	68.714219	71.288551	32.252611	33.205135
Minimum Unit Value	60.531031	15.328249	17.367792	32.551699	59.895695	16.872059	28.470714

Investments in Funds, shares outstanding	752,102	11,503,553	286,047	109,982,105	1,748,986	133,827,968	3,300,161
Investments in Funds, at cost	$29,476,074	$172,616,663	$4,455,177	$2,794,905,758	$58,584,137	$1,903,223,972	$49,131,882

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	141,396	2,327,652	20,875	54,939,598	301,345	25,588,228	216,658
Total expenses	141,396	2,327,652	20,875	54,939,598	301,345	25,588,228	216,658
Net investment income (loss)	(141,396)	(2,327,652)	(20,875)	(54,939,598)	(301,345)	(25,588,228)	(216,658)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	976,334	7,389,606	196,656	321,858,218	4,385,267	(322,975)	106,041
Net change in unrealized appreciation
(depreciation) on investments in Funds	(283,532)	25,687,343	649,035	1,527,295,826	26,157,874	313,199,999	7,926,979
Net realized and unrealized gain (loss)	692,802	33,076,949	845,691	1,849,154,044	30,543,141	312,877,024	8,033,020

Net change in net assets
from operations	$551,406	$30,749,297	$824,816	$1,794,214,446	$30,241,796	$287,288,796	$7,816,362

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Assets
Investments in Funds, at fair value	$161,079,762	$4,400,982	$6,614,095,100	$122,979,219	$160,926,575	$11,349,573	$3,027,253,687
Receivables:
Investments in Fund shares sold	593,333	594,196	2,316,297	13,721	129,333	3,950	2,050,988
Investment Division units sold	465,185	—	7,090,002	375,777	309,083	289,516	1,050,415
Total assets	162,138,280	4,995,178	6,623,501,399	123,368,717	161,364,991	11,643,039	3,030,355,090

Liabilities
Payables:
Investments in Fund shares purchased	465,185	—	7,090,002	375,777	309,083	289,516	1,050,415
Investment Division units redeemed	587,707	594,136	2,082,182	12,238	123,843	3,816	1,943,316
Insurance fees due to Jackson	5,626	60	234,115	1,483	5,490	134	107,672
Total liabilities	1,058,518	594,196	9,406,299	389,498	438,416	293,466	3,101,403
Net assets	$161,079,762	$4,400,982	$6,614,095,100	$122,979,219	$160,926,575	$11,349,573	$3,027,253,687
Maximum Unit Value	16.379997	16.367400	97.293455	94.326541	13.357134	13.305243	67.403470
Minimum Unit Value	13.962831	16.265513	39.107157	77.283052	11.601940	12.935433	32.658976

Investments in Funds, shares outstanding	9,833,929	263,059	109,179,516	3,037,274	12,045,402	834,527	95,890,202
Investments in Funds, at cost	$145,738,435	$3,974,949	$4,268,877,211	$91,602,778	$160,592,124	$10,964,185	$2,190,293,361

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,293,789	20,768	70,236,169	448,973	1,887,964	46,688	36,910,670
Total expenses	2,293,789	20,768	70,236,169	448,973	1,887,964	46,688	36,910,670
Net investment income (loss)	(2,293,789)	(20,768)	(70,236,169)	(448,973)	(1,887,964)	(46,688)	(36,910,670)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,303,448	91,833	294,204,027	4,436,801	(6,400,844)	(371,464)	113,469,403
Net change in unrealized appreciation
(depreciation) on investments in Funds	18,753,969	494,122	1,953,335,829	37,889,108	21,713,897	1,445,402	308,838,110
Net realized and unrealized gain (loss)	21,057,417	585,955	2,247,539,856	42,325,909	15,313,053	1,073,938	422,307,513

Net change in net assets
from operations	$18,763,628	$565,187	$2,177,303,687	$41,876,936	$13,425,089	$1,027,250	$385,396,843

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Assets
Investments in Funds, at fair value	$69,309,231	$12,023,974,272	$2,345,443,068	$60,123,765	$4,501,098,608	$65,096,226	$365,422,517
Receivables:
Investments in Fund shares sold	11,705	7,143,390	1,454,463	12,010	2,213,277	4,404	378,681
Investment Division units sold	24,252	7,108,618	1,028,851	89,138	265,294	3,104	190,549
Total assets	69,345,188	12,038,226,280	2,347,926,382	60,224,913	4,503,577,179	65,103,734	365,991,747

Liabilities
Payables:
Investments in Fund shares purchased	24,252	7,108,618	1,028,851	89,138	265,294	3,104	190,549
Investment Division units redeemed	10,875	6,720,254	1,370,888	11,291	2,050,652	3,631	365,946
Insurance fees due to Jackson	830	423,136	83,575	719	162,625	773	12,735
Total liabilities	35,957	14,252,008	2,483,314	101,148	2,478,571	7,508	569,230
Net assets	$69,309,231	$12,023,974,272	$2,345,443,068	$60,123,765	$4,501,098,608	$65,096,226	$365,422,517
Maximum Unit Value	69.150862	57.482190	56.267791	57.751705	19.929984	19.981925	20.706998
Minimum Unit Value	59.291786	27.408300	27.263326	49.517371	16.498122	19.366127	14.954434

Investments in Funds, shares outstanding	2,118,900	321,927,022	89,248,214	2,207,997	225,845,389	3,203,555	21,049,684
Investments in Funds, at cost	$56,589,194	$8,168,813,331	$1,829,514,762	$50,824,412	$3,846,631,553	$53,663,278	$374,439,274

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	284,760	139,242,595	27,808,858	234,821	56,611,055	258,116	5,709,270
Total expenses	284,760	139,242,595	27,808,858	234,821	56,611,055	258,116	5,709,270
Net investment income (loss)	(284,760)	(139,242,595)	(27,808,858)	(234,821)	(56,611,055)	(258,116)	(5,709,270)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,909,442	490,358,238	58,171,907	726,347	34,875,566	730,203	(960,905)
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,760,908	1,990,622,209	260,399,658	7,403,821	953,305,834	13,106,761	(40,793,139)
Net realized and unrealized gain (loss)	9,670,350	2,480,980,447	318,571,565	8,130,168	988,181,400	13,836,964	(41,754,044)

Net change in net assets
from operations	$9,385,590	$2,341,737,852	$290,762,707	$7,895,347	$931,570,345	$13,578,848	$(47,463,314)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Assets
Investments in Funds, at fair value	$8,217,372	$376,603,052	$9,931,088	$1,746,521,042	$28,812,469	$7,818,062	$274,884,471
Receivables:
Investments in Fund shares sold	111,275	277,000	12,640	1,279,925	1,676	249	41,944
Investment Division units sold	500	254,499	—	656,437	25,200	30,626	187,047
Total assets	8,329,147	377,134,551	9,943,728	1,748,457,404	28,839,345	7,848,937	275,113,462

Liabilities
Payables:
Investments in Fund shares purchased	500	254,499	—	656,437	25,200	30,626	187,047
Investment Division units redeemed	111,174	263,168	12,523	1,216,302	1,328	75	32,662
Insurance fees due to Jackson	101	13,832	117	63,623	348	174	9,282
Total liabilities	111,775	531,499	12,640	1,936,362	26,876	30,875	228,991
Net assets	$8,217,372	$376,603,052	$9,931,088	$1,746,521,042	$28,812,469	$7,818,062	$274,884,471
Maximum Unit Value	20.411829	46.890401	46.949084	44.326065	45.315182	11.180007	22.414493
Minimum Unit Value	18.156297	23.623000	44.615297	17.463120	39.891381	10.787568	18.901523

Investments in Funds, shares outstanding	463,996	10,080,381	262,519	95,595,022	1,543,250	699,290	12,569,020
Investments in Funds, at cost	$8,467,233	$277,103,634	$8,385,129	$1,305,249,551	$24,189,789	$6,599,374	$230,377,481

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	37,994	4,745,652	36,954	23,132,602	114,983	35,379	2,863,651
Total expenses	37,994	4,745,652	36,954	23,132,602	114,983	35,379	2,863,651
Net investment income (loss)	(37,994)	(4,745,652)	(36,954)	(23,132,602)	(114,983)	(35,379)	(2,863,651)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(253,670)	16,140,686	133,464	87,498,845	638,127	(254,904)	5,289,057
Net change in unrealized appreciation
(depreciation) on investments in Funds	(570,978)	58,032,214	1,732,436	110,794,786	2,570,248	1,948,242	48,471,219
Net realized and unrealized gain (loss)	(824,648)	74,172,900	1,865,900	198,293,631	3,208,375	1,693,338	53,760,276

Net change in net assets
from operations	$(862,642)	$69,427,248	$1,828,946	$175,161,029	$3,093,392	$1,657,959	$50,896,625

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Assets
Investments in Funds, at fair value	$13,517,414	$839,196,278	$19,264,349	$38,020,923	$26,078,701	$570,856,219	$9,788,511
Receivables:
Investments in Fund shares sold	486	497,479	4,748	67,342	646	365,989	115
Investment Division units sold	—	1,246,306	109,797	2,868	17,921	317,892	—
Total assets	13,517,900	840,940,063	19,378,894	38,091,133	26,097,268	571,540,100	9,788,626

Liabilities
Payables:
Investments in Fund shares purchased	—	1,246,306	109,797	2,868	17,921	317,892	—
Investment Division units redeemed	328	468,160	4,515	66,358	5	345,809	—
Insurance fees due to Jackson	158	29,319	233	984	641	20,180	115
Total liabilities	486	1,743,785	114,545	70,210	18,567	683,881	115
Net assets	$13,517,414	$839,196,278	$19,264,349	$38,020,923	$26,078,701	$570,856,219	$9,788,511
Maximum Unit Value	22.382504	20.031281	19.974940	9.918702	10.499976	14.139268	14.258629
Minimum Unit Value	22.242798	17.322178	19.496901	8.495894	10.221481	9.620297	13.909907

Investments in Funds, shares outstanding	606,162	67,189,454	1,521,671	2,407,912	2,483,686	47,100,348	791,951
Investments in Funds, at cost	$11,517,520	$810,016,962	$18,494,409	$38,131,422	$24,791,474	$535,125,489	$9,300,343

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Investment Income
Dividends	$—	$5,241,893	$141,318	$—	$—	$—	$—
Expenses
Asset-based charges	47,421	7,809,460	64,326	454,183	148,422	7,020,268	40,148
Total expenses	47,421	7,809,460	64,326	454,183	148,422	7,020,268	40,148
Net investment income (loss)	(47,421)	(2,567,567)	76,992	(454,183)	(148,422)	(7,020,268)	(40,148)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	30,830,092	688,344	—	—	—	—
Sales of investments in Funds	77,590	(7,415,407)	(434,955)	571,459	164,229	1,112,209	(20,529)
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,518,929	128,094,037	3,414,327	(3,685,880)	1,139,107	49,755,507	930,843
Net realized and unrealized gain (loss)	2,596,519	151,508,722	3,667,716	(3,114,421)	1,303,336	50,867,716	910,314

Net change in net assets
from operations	$2,549,098	$148,941,155	$3,744,708	$(3,568,604)	$1,154,914	$43,847,448	$870,166

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Assets
Investments in Funds, at fair value	$1,649,484,610	$43,377,602	$853,929,135	$35,075,332	$446,864,646	$15,983,292	$966,680,967
Receivables:
Investments in Fund shares sold	1,617,452	20,409	282,151	2,973	309,001	2,338	533,876
Investment Division units sold	1,167,877	84,516	713,283	497	223,044	7,840	574,024
Total assets	1,652,269,939	43,482,527	854,924,569	35,078,802	447,396,691	15,993,470	967,788,867

Liabilities
Payables:
Investments in Fund shares purchased	1,167,877	84,516	713,283	497	223,044	7,840	574,024
Investment Division units redeemed	1,560,415	19,900	253,029	2,558	293,817	2,156	498,941
Insurance fees due to Jackson	57,037	509	29,122	415	15,184	182	34,935
Total liabilities	2,785,329	104,925	995,434	3,470	532,045	10,178	1,107,900
Net assets	$1,649,484,610	$43,377,602	$853,929,135	$35,075,332	$446,864,646	$15,983,292	$966,680,967
Maximum Unit Value	40.248503	39.414373	11.567522	11.580400	13.860764	13.734738	18.390348
Minimum Unit Value	29.188108	30.817936	9.710775	11.223717	9.359518	12.644636	11.444692

Investments in Funds, shares outstanding	57,593,736	1,488,593	76,175,659	3,071,395	37,300,889	1,315,497	85,698,667
Investments in Funds, at cost	$1,423,908,987	$37,921,857	$806,490,117	$33,073,745	$453,522,398	$16,105,283	$968,670,560

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	20,360,437	182,553	9,465,668	122,311	5,295,615	59,114	13,619,072
Total expenses	20,360,437	182,553	9,465,668	122,311	5,295,615	59,114	13,619,072
Net investment income (loss)	(20,360,437)	(182,553)	(9,465,668)	(122,311)	(5,295,615)	(59,114)	(13,619,072)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	55,016,709	1,453,351	1,030,083	72,490	(9,191,303)	(213,059)	(7,223,223)
Net change in unrealized appreciation
(depreciation) on investments in Funds	98,864,964	2,782,692	62,060,008	2,478,744	40,678,896	1,281,261	46,288,969
Net realized and unrealized gain (loss)	153,881,673	4,236,043	63,090,091	2,551,234	31,487,593	1,068,202	39,065,746

Net change in net assets
from operations	$133,521,236	$4,053,490	$53,624,423	$2,428,923	$26,191,978	$1,009,088	$25,446,674

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Assets
Investments in Funds, at fair value	$16,645,341	$1,107,975,970	$16,449,693	$1,116,298,804	$11,052,573	$540,431,085	$10,071,823
Receivables:
Investments in Fund shares sold	4,353	2,620,687	2,407	593,875	2,270	597,625	378
Investment Division units sold	655	2,537,186	313	268,748	—	431,218	377
Total assets	16,650,349	1,113,133,843	16,452,413	1,117,161,427	11,054,843	541,459,928	10,072,578

Liabilities
Payables:
Investments in Fund shares purchased	655	2,537,186	313	268,748	—	431,218	377
Investment Division units redeemed	4,156	2,581,287	2,211	553,780	2,138	578,957	259
Insurance fees due to Jackson	197	39,400	196	40,095	132	18,668	119
Total liabilities	5,008	5,157,873	2,720	862,623	2,270	1,028,843	755
Net assets	$16,645,341	$1,107,975,970	$16,449,693	$1,116,298,804	$11,052,573	$540,431,085	$10,071,823
Maximum Unit Value	18.751073	15.195678	14.826489	34.907628	36.194029	20.532059	19.940461
Minimum Unit Value	17.909599	10.565998	12.565231	17.164443	30.085884	14.004915	12.807177

Investments in Funds, shares outstanding	1,438,664	90,079,347	1,315,975	72,534,035	603,966	42,789,476	787,476
Investments in Funds, at cost	$16,705,300	$992,080,303	$15,201,638	$1,001,173,555	$10,110,114	$547,054,071	$10,046,323

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	73,386	14,149,868	60,720	14,143,116	43,094	6,504,051	38,188
Total expenses	73,386	14,149,868	60,720	14,143,116	43,094	6,504,051	38,188
Net investment income (loss)	(73,386)	(14,149,868)	(60,720)	(14,143,116)	(43,094)	(6,504,051)	(38,188)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(176,654)	16,742,337	304,770	8,668,737	55,834	(7,305,489)	(125,200)
Net change in unrealized appreciation
(depreciation) on investments in Funds	874,151	118,162,889	1,471,525	122,312,081	1,150,616	40,837,375	777,085
Net realized and unrealized gain (loss)	697,497	134,905,226	1,776,295	130,980,818	1,206,450	33,531,886	651,885

Net change in net assets
from operations	$624,111	$120,755,358	$1,715,575	$116,837,702	$1,163,356	$27,027,835	$613,697

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Assets
Investments in Funds, at fair value	$398,936,807	$4,634,684	$1,954,169,331	$10,715,737	$482,415,808	$4,090,353	$11,876,871,035
Receivables:
Investments in Fund shares sold	547,539	1,913	1,630,787	650	130,525	49	9,408,861
Investment Division units sold	45,819	—	1,331,321	—	95,270	—	7,646,270
Total assets	399,530,165	4,636,597	1,957,131,439	10,716,387	482,641,603	4,090,402	11,893,926,166

Liabilities
Payables:
Investments in Fund shares purchased	45,819	—	1,331,321	—	95,270	—	7,646,270
Investment Division units redeemed	533,269	1,856	1,554,563	532	115,664	—	9,005,622
Insurance fees due to Jackson	14,270	57	76,224	118	14,861	49	403,239
Total liabilities	593,358	1,913	2,962,108	650	225,795	49	17,055,131
Net assets	$398,936,807	$4,634,684	$1,954,169,331	$10,715,737	$482,415,808	$4,090,353	$11,876,871,035
Maximum Unit Value	28.188699	28.744219	40.636219	41.517546	16.610013	16.543513	27.401644
Minimum Unit Value	18.124009	25.711879	22.383402	39.293225	13.424904	16.344728	20.021497

Investments in Funds, shares outstanding	45,488,803	534,566	95,605,153	516,919	29,043,697	241,890	477,558,144
Investments in Funds, at cost	$349,104,913	$4,011,290	$1,244,734,890	$9,309,863	$396,311,803	$3,783,697	$9,074,776,857

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,003,681	19,631	27,412,316	41,293	4,911,610	15,658	132,310,082
Total expenses	5,003,681	19,631	27,412,316	41,293	4,911,610	15,658	132,310,082
Net investment income (loss)	(5,003,681)	(19,631)	(27,412,316)	(41,293)	(4,911,610)	(15,658)	(132,310,082)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,441,026	67,272	104,087,215	154,873	10,616,539	(1,245)	288,031,060
Net change in unrealized appreciation
(depreciation) on investments in Funds	57,480,388	677,115	113,813,172	1,041,525	60,535,101	583,307	1,522,419,856
Net realized and unrealized gain (loss)	59,921,414	744,387	217,900,387	1,196,398	71,151,640	582,062	1,810,450,916

Net change in net assets
from operations	$54,917,733	$724,756	$190,488,071	$1,155,105	$66,240,030	$566,404	$1,678,140,834

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Assets
Investments in Funds, at fair value	$245,113,863	$7,496,902,873	$95,109,140	$4,780,135,568	$51,342,540	$1,095,211,096	$32,278,800
Receivables:
Investments in Fund shares sold	58,638	6,074,318	220,252	3,526,582	210,536	471,406	3,828
Investment Division units sold	95,574	3,313,479	21,250	2,223,062	1,250	310,748	410,687
Total assets	245,268,075	7,506,290,670	95,350,642	4,785,885,212	51,554,326	1,095,993,250	32,693,315

Liabilities
Payables:
Investments in Fund shares purchased	95,574	3,313,479	21,250	2,223,062	1,250	310,748	410,687
Investment Division units redeemed	55,698	5,806,668	219,109	3,351,834	209,910	434,153	3,450
Insurance fees due to Jackson	2,940	267,650	1,143	174,748	626	37,253	378
Total liabilities	154,212	9,387,797	241,502	5,749,644	211,786	782,154	414,515
Net assets	$245,113,863	$7,496,902,873	$95,109,140	$4,780,135,568	$51,342,540	$1,095,211,096	$32,278,800
Maximum Unit Value	27.212411	183.089201	190.794989	247.146225	257.636554	13.169919	13.450357
Minimum Unit Value	25.492939	47.518305	155.084395	59.675722	209.417389	8.028851	11.935579

Investments in Funds, shares outstanding	9,688,295	105,903,417	1,279,208	65,347,034	658,829	104,107,519	2,991,548
Investments in Funds, at cost	$198,328,445	$5,291,465,917	$79,374,689	$3,284,576,828	$43,084,331	$1,065,461,342	$31,339,058

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	962,873	87,112,157	364,787	60,269,709	205,307	14,539,175	131,591
Total expenses	962,873	87,112,157	364,787	60,269,709	205,307	14,539,175	131,591
Net investment income (loss)	(962,873)	(87,112,157)	(364,787)	(60,269,709)	(205,307)	(14,539,175)	(131,591)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	5,121,701	240,872,521	1,028,851	191,154,613	879,788	(467,801)	294
Net change in unrealized appreciation
(depreciation) on investments in Funds	32,819,079	2,312,000,415	31,047,569	633,341,211	7,694,207	53,786,667	1,562,173
Net realized and unrealized gain (loss)	37,940,780	2,552,872,936	32,076,420	824,495,824	8,573,995	53,318,866	1,562,467

Net change in net assets
from operations	$36,977,907	$2,465,760,779	$31,711,633	$764,226,115	$8,368,688	$38,779,691	$1,430,876

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$174,605,629	$4,437,258	$2,708,238,374	$55,836,375	$1,851,255,646	$51,994,776	$495,307,313
Receivables:
Investments in Fund shares sold	120,690	656	2,010,180	29,716	1,070,008	791	129,768
Investment Division units sold	36,104	98	409,902	3,750	713,973	—	39,731
Total assets	174,762,423	4,438,012	2,710,658,456	55,869,841	1,853,039,627	51,995,567	495,476,812

Liabilities
Payables:
Investments in Fund shares purchased	36,104	98	409,902	3,750	713,973	—	39,731
Investment Division units redeemed	114,819	603	1,914,080	29,043	1,004,264	171	113,325
Insurance fees due to Jackson	5,871	53	96,100	673	65,744	620	16,443
Total liabilities	156,794	754	2,420,082	33,466	1,783,981	791	169,499
Net assets	$174,605,629	$4,437,258	$2,708,238,374	$55,836,375	$1,851,255,646	$51,994,776	$495,307,313
Maximum Unit Value	12.506299	12.390183	64.858933	66.886532	14.700000	14.772762	12.470001
Minimum Unit Value	10.281018	12.106328	31.512457	56.570757	12.335316	14.407103	10.865128

Investments in Funds, shares outstanding	15,104,293	381,536	110,360,162	2,140,965	125,935,758	3,443,363	39,719,913
Investments in Funds, at cost	$163,924,500	$4,213,393	$2,107,693,345	$47,648,028	$1,717,666,872	$46,101,298	$460,829,425

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,912,837	16,995	34,273,964	231,620	23,034,955	212,877	5,715,172
Total expenses	1,912,837	16,995	34,273,964	231,620	23,034,955	212,877	5,715,172
Net investment income (loss)	(1,912,837)	(16,995)	(34,273,964)	(231,620)	(23,034,955)	(212,877)	(5,715,172)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	867,520	(25,545)	94,698,809	1,021,158	(729,374)	609,274	1,123,832
Net change in unrealized appreciation
(depreciation) on investments in Funds	19,359,527	519,768	203,227,079	5,167,891	239,447,091	6,311,493	44,115,789
Net realized and unrealized gain (loss)	20,227,047	494,223	297,925,888	6,189,049	238,717,717	6,920,767	45,239,621

Net change in net assets
from operations	$18,314,210	$477,228	$263,651,924	$5,957,429	$215,682,762	$6,707,890	$39,524,449

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Assets
Investments in Funds, at fair value	$17,296,730	$832,551,814	$33,110,763	$771,772	$622,997,549	$17,487,719	$55,789,674
Receivables:
Investments in Fund shares sold	1,000	285,070	3,590	19	253,863	26,430	78,142
Investment Division units sold	—	258,942	—	5,031	449,422	20,000	18,562
Total assets	17,297,730	833,095,826	33,114,353	776,822	623,700,834	17,534,149	55,886,378

Liabilities
Payables:
Investments in Fund shares purchased	—	258,942	—	5,031	449,422	20,000	18,562
Investment Division units redeemed	794	257,218	3,192	—	232,037	26,219	76,299
Insurance fees due to Jackson	206	27,852	398	19	21,826	211	1,843
Total liabilities	1,000	544,012	3,590	5,050	703,285	46,430	96,704
Net assets	$17,296,730	$832,551,814	$33,110,763	$771,772	$622,997,549	$17,487,719	$55,789,674
Maximum Unit Value	12.532409	13.550000	13.608511	8.540076	23.283314	23.074797	13.593762
Minimum Unit Value	12.454159	11.843542	13.230381	8.348512	17.013176	21.979876	10.660576

Investments in Funds, shares outstanding	1,350,252	61,442,938	2,380,357	90,371	45,243,104	1,248,231	4,456,044
Investments in Funds, at cost	$15,977,298	$752,659,270	$29,952,426	$924,132	$759,114,651	$21,267,166	$52,304,305

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	73,032	9,692,681	154,093	11,483	7,215,743	71,292	696,890
Total expenses	73,032	9,692,681	154,093	11,483	7,215,743	71,292	696,890
Net investment income (loss)	(73,032)	(9,692,681)	(154,093)	(11,483)	(7,215,743)	(71,292)	(696,890)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	83,954,997	2,508,742	—
Sales of investments in Funds	74,893	4,004,623	331,390	(305,434)	(25,465,014)	(1,205,063)	943,188
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,611,328	88,026,916	3,751,684	(156,164)	23,889,623	1,211,874	2,690,623
Net realized and unrealized gain (loss)	1,686,221	92,031,539	4,083,074	(461,598)	82,379,606	2,515,553	3,633,811

Net change in net assets
from operations	$1,613,189	$82,338,858	$3,928,981	$(473,081)	$75,163,863	$2,444,261	$2,936,921

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Assets
Investments in Funds, at fair value	$2,524,249	$355,550,847	$4,303,695	$570,608,237	$11,449,399	$8,332,727,638	$77,052,706
Receivables:
Investments in Fund shares sold	370	182,602	55	471,652	18,600	3,413,965	56,170
Investment Division units sold	755	108,868	36	246,274	—	2,139,208	—
Total assets	2,525,374	355,842,317	4,303,786	571,326,163	11,467,999	8,338,280,811	77,108,876

Liabilities
Payables:
Investments in Fund shares purchased	755	108,868	36	246,274	—	2,139,208	—
Investment Division units redeemed	340	170,105	5	451,258	18,462	3,121,175	55,250
Insurance fees due to Jackson	30	12,497	50	20,394	138	292,790	920
Total liabilities	1,125	291,470	91	717,926	18,600	5,553,173	56,170
Net assets	$2,524,249	$355,550,847	$4,303,695	$570,608,237	$11,449,399	$8,332,727,638	$77,052,706
Maximum Unit Value	13.432393	11.709598	11.814775	35.596515	37.855272	96.321281	100.337106
Minimum Unit Value	12.976358	8.406753	10.966809	16.665393	34.505422	33.837627	81.556233

Investments in Funds, shares outstanding	200,020	46,175,435	547,544	51,732,388	962,134	250,985,772	2,212,886
Investments in Funds, at cost	$2,348,874	$431,812,851	$4,443,730	$640,963,833	$13,296,263	$6,225,932,123	$64,639,498

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$13,252	$—	$—
Expenses
Asset-based charges	10,862	4,576,347	17,753	7,414,571	46,269	103,618,703	305,104
Total expenses	10,862	4,576,347	17,753	7,414,571	46,269	103,618,703	305,104
Net investment income (loss)	(10,862)	(4,576,347)	(17,753)	(7,414,571)	(33,017)	(103,618,703)	(305,104)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	22,108	(22,965,846)	(174,635)	(21,969,887)	(717,797)	270,449,561	819,103
Net change in unrealized appreciation
(depreciation) on investments in Funds	138,129	52,283,026	535,579	90,728,267	2,046,271	725,681,597	8,237,264
Net realized and unrealized gain (loss)	160,237	29,317,180	360,944	68,758,380	1,328,474	996,131,158	9,056,367

Net change in net assets
from operations	$149,375	$24,740,833	$343,191	$61,343,809	$1,295,457	$892,512,455	$8,751,263

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Assets
Investments in Funds, at fair value	$662,377,837	$23,878,670	$619,090,416	$4,234,857	$2,592,337,107	$60,412,070	$697,995,738
Receivables:
Investments in Fund shares sold	584,529	133,693	483,584	90	4,127,361	1,508	943,222
Investment Division units sold	176,000	—	235,806	—	1,451,779	307,536	91,451
Total assets	663,138,366	24,012,363	619,809,806	4,234,947	2,597,916,247	60,721,114	699,030,411

Liabilities
Payables:
Investments in Fund shares purchased	176,000	—	235,806	—	1,451,779	307,536	91,451
Investment Division units redeemed	561,658	133,406	461,108	40	4,039,436	804	917,588
Insurance fees due to Jackson	22,871	287	22,476	50	87,925	704	25,634
Total liabilities	760,529	133,693	719,390	90	5,579,140	309,044	1,034,673
Net assets	$662,377,837	$23,878,670	$619,090,416	$4,234,857	$2,592,337,107	$60,412,070	$697,995,738
Maximum Unit Value	17.060000	17.069028	21.796602	21.326680	17.495964	17.980243	72.532239
Minimum Unit Value	14.528212	16.542495	10.736794	20.932304	7.662473	14.615025	38.753922

Investments in Funds, shares outstanding	38,826,368	1,371,549	64,421,479	427,332	2,592,337,107	60,412,071	21,956,456
Investments in Funds, at cost	$533,325,192	$19,427,692	$632,687,278	$4,298,814	$2,592,337,107	$60,412,071	$536,725,916

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$116,012,499	$2,888,669	$—
Expenses
Asset-based charges	8,856,175	104,426	8,018,287	16,861	33,544,868	260,719	9,517,154
Total expenses	8,856,175	104,426	8,018,287	16,861	33,544,868	260,719	9,517,154
Net investment income (loss)	(8,856,175)	(104,426)	(8,018,287)	(16,861)	82,467,631	2,627,950	(9,517,154)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	39,128,966	1,195,012	(11,710,798)	(49,784)	—	—	42,774,444
Net change in unrealized appreciation
(depreciation) on investments in Funds	485,255	397,013	67,090,624	442,626	—	—	18,091,209
Net realized and unrealized gain (loss)	39,614,221	1,592,025	55,379,826	392,842	—	—	60,865,653

Net change in net assets
from operations	$30,758,046	$1,487,599	$47,361,539	$375,981	$82,467,631	$2,627,950	$51,348,499

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2023

JNL/WMC Value Fund - Class I
Assets
Investments in Funds, at fair value	$9,989,052
Receivables:
Investments in Fund shares sold	3,493
Investment Division units sold	—
Total assets	9,992,545

Liabilities
Payables:
Investments in Fund shares purchased	—
Investment Division units redeemed	3,375
Insurance fees due to Jackson	118
Total liabilities	3,493
Net assets	$9,989,052
Maximum Unit Value	74.509542
Minimum Unit Value	64.246590

Investments in Funds, shares outstanding	300,513
Investments in Funds, at cost	$8,642,308

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2023

JNL/WMC Value Fund - Class I
Investment Income
Dividends	$—
Expenses
Asset-based charges	43,299
Total expenses	43,299
Net investment income (loss)	(43,299)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—
Sales of investments in Funds	367,300
Net change in unrealized appreciation
(depreciation) on investments in Funds	585,850
Net realized and unrealized gain (loss)	953,150

Net change in net assets
from operations	$909,851

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(16,731,123)	$(59,942)	$(25,766)	$(6,410,464)	$(30,122)	$(5,219)	$(35,984,818)
Net realized gain (loss) on investments in Funds	51,796,332	143,055	(31,206)	(587,800)	(44,448)	(13,425)	72,548,125
Net change in unrealized appreciation
(depreciation) on investments in Funds	167,190,596	2,158,841	421,893	48,439,332	676,665	140,269	346,401,659
Net change in net assets
from operations	202,255,805	2,241,954	364,921	41,441,068	602,095	121,625	382,964,966

Contract transactions
Purchase payments	46,642,225	248,354	4,266,432	27,034,799	339,643	871,403	61,693,571
Surrenders and terminations	(104,579,187)	(364,572)	(554,887)	(64,499,835)	(916,391)	(83,283)	(232,686,349)
Transfers between Investment Divisions	(32,024,454)	(414,631)	127,690	(1,579,635)	1,135,995	(98,526)	(50,310,218)
Contract owner charges	(18,124,324)	(238,724)	(28,127)	(4,885,521)	(50,701)	(6,716)	(38,628,126)
Net change in net assets
from contract transactions	(108,085,740)	(769,573)	3,811,108	(43,930,192)	508,546	682,878	(259,931,122)

Net change in net assets	94,170,065	1,472,381	4,176,029	(2,489,124)	1,110,641	804,503	123,033,844

Net assets beginning of year	1,253,126,410	12,850,696	4,654,712	541,799,347	6,005,113	886,382	2,680,932,141

Net assets end of year	$1,347,296,475	$14,323,077	$8,830,741	$539,310,223	$7,115,754	$1,690,885	$2,803,965,985

Contract unit transactions
Units outstanding at beginning of year	75,008,412	791,432	481,066	47,549,583	481,396	99,978	156,989,039
Units issued	6,504,608	81,366	567,340	7,411,626	178,364	111,071	8,938,658
Units redeemed	(12,562,884)	(134,515)	(117,125)	(11,120,829)	(140,160)	(31,773)	(23,292,387)
Units outstanding at end of year	68,950,136	738,283	931,281	43,840,380	519,600	179,276	142,635,310
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$118,725,665	$1,587,617	$5,011,886	$86,703,240	$2,320,634	$954,409	$165,608,168
Proceeds from sales	$243,542,528	$2,417,131	$1,226,544	$137,043,896	$1,842,211	$276,750	$461,524,108

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(78,324)	$163,766	$2,023,342	$108,375	$1,969,902	$177,344	$2,838,780
Net realized gain (loss) on investments in Funds	334,772	6,137	3,251,225	(71,358)	(3,123,457)	(81,182)	3,740,323
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,580,284	616,170	27,233,049	839,046	14,814,468	620,862	20,931,419
Net change in net assets
from operations	2,836,732	786,073	32,507,616	876,063	13,660,913	717,024	27,510,522

Contract transactions
Purchase payments	1,876,306	2,931,615	16,535,697	928,453	13,544,769	160,867	16,990,990
Surrenders and terminations	(3,437,730)	(349,127)	(19,388,724)	(114,005)	(16,639,518)	(191,280)	(24,020,042)
Transfers between Investment Divisions	91,161	(43,645)	490,816	(557,183)	(1,190,679)	304,055	421,607
Contract owner charges	(207,844)	(26,972)	(2,045,381)	(94,448)	(1,509,738)	(91,163)	(1,790,648)
Net change in net assets
from contract transactions	(1,678,107)	2,511,871	(4,407,592)	162,817	(5,795,166)	182,479	(8,398,093)

Net change in net assets	1,158,625	3,297,944	28,100,024	1,038,880	7,865,747	899,503	19,112,429

Net assets beginning of year	17,627,124	3,448,007	256,808,663	7,007,186	167,110,962	7,392,071	266,674,340

Net assets end of year	$18,785,749	$6,745,951	$284,908,687	$8,046,066	$174,976,709	$8,291,574	$285,786,769

Contract unit transactions
Units outstanding at beginning of year	1,034,755	279,935	14,092,960	401,981	12,724,673	543,843	16,724,990
Units issued	151,638	311,996	2,111,122	112,779	2,292,689	58,440	2,280,004
Units redeemed	(212,002)	(90,978)	(2,326,539)	(116,371)	(2,716,800)	(45,269)	(2,781,737)
Units outstanding at end of year	974,391	500,953	13,877,543	398,389	12,300,562	557,014	16,223,257
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$2,636,149	$3,718,410	$49,046,406	$2,480,738	$35,056,473	$1,026,523	$48,582,241
Proceeds from sales	$4,392,580	$1,042,774	$47,423,669	$2,113,834	$38,881,737	$666,700	$48,833,104

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$133,070	$(15,919)	$(25,783,089)	$(46,538)	$(46,288,659)	$(53,321)	$(2,063,192)
Net realized gain (loss) on investments in Funds	6,580	1,488	36,635,394	69,879	107,278,519	39,423	2,294,042
Net change in unrealized appreciation
(depreciation) on investments in Funds	622,368	703,455	186,362,724	1,209,961	348,271,085	1,531,547	18,330,270
Net change in net assets
from operations	762,018	689,024	197,215,029	1,233,302	409,260,945	1,517,649	18,561,120

Contract transactions
Purchase payments	637,060	2,672,255	47,321,079	651,304	51,309,473	768,690	4,251,352
Surrenders and terminations	(655,842)	(156,948)	(201,098,135)	(978,017)	(349,786,651)	(773,460)	(22,738,610)
Transfers between Investment Divisions	(780,598)	167,169	(24,675,532)	1,189,816	(39,916,429)	348,360	(2,290,374)
Contract owner charges	(101,033)	(25,382)	(27,382,162)	(103,363)	(49,127,206)	(164,334)	(809,730)
Net change in net assets
from contract transactions	(900,413)	2,657,094	(205,834,750)	759,740	(387,520,813)	179,256	(21,587,362)

Net change in net assets	(138,395)	3,346,118	(8,619,721)	1,993,042	21,740,132	1,696,905	(3,026,242)

Net assets beginning of year	6,948,466	2,630,903	1,996,718,387	9,791,520	3,553,591,949	11,195,725	191,694,576

Net assets end of year	$6,810,071	$5,977,021	$1,988,098,666	$11,784,562	$3,575,332,081	$12,892,630	$188,668,334

Contract unit transactions
Units outstanding at beginning of year	437,865	210,140	146,653,823	660,747	212,660,789	694,701	19,383,730
Units issued	46,167	241,793	8,249,715	158,604	8,191,583	103,731	2,515,990
Units redeemed	(98,193)	(32,074)	(22,861,899)	(111,733)	(30,358,928)	(98,003)	(4,575,117)
Units outstanding at end of year	385,839	419,859	132,041,639	707,618	190,493,444	700,429	17,324,603
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,048,945	$3,033,561	$119,613,438	$2,484,928	$145,762,506	$1,828,493	$26,163,078
Proceeds from sales	$1,687,554	$392,386	$351,231,277	$1,771,726	$579,571,978	$1,702,558	$49,813,632

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Operations
Net investment income (loss)	$(19,912)	$652,346	$118,264	$5,700,646	$129,447	$(5,449,317)	$(63,556)
Net realized gain (loss) on investments in Funds	15,308	(11,699,622)	(486,463)	(24,568,866)	(201,937)	6,757,682	134,179
Net change in unrealized appreciation
(depreciation) on investments in Funds	477,110	58,178,491	1,134,640	89,435,427	985,709	42,020,730	1,592,581
Net change in net assets
from operations	472,506	47,131,215	766,441	70,567,207	913,219	43,329,095	1,663,204

Contract transactions
Purchase payments	377,473	11,317,618	302,924	9,856,117	474,459	27,763,517	1,711,459
Surrenders and terminations	(145,699)	(51,117,686)	(448,564)	(28,481,594)	(213,012)	(24,736,013)	(612,839)
Transfers between Investment Divisions	189,210	(1,225,534)	495,146	6,745,823	291,916	11,981,521	(782,560)
Contract owner charges	(70,854)	(7,555,155)	(101,683)	(5,171,281)	(58,422)	(6,058,822)	(182,117)
Net change in net assets
from contract transactions	350,130	(48,580,757)	247,823	(17,050,935)	494,941	8,950,203	133,943

Net change in net assets	822,636	(1,449,542)	1,014,264	53,516,272	1,408,160	52,279,298	1,797,147

Net assets beginning of year	4,090,438	573,785,532	7,835,775	345,044,483	3,845,018	393,657,374	13,270,625

Net assets end of year	$4,913,074	$572,335,990	$8,850,039	$398,560,755	$5,253,178	$445,936,672	$15,067,772

Contract unit transactions
Units outstanding at beginning of year	383,791	50,445,366	550,766	32,292,949	342,069	23,852,745	750,272
Units issued	140,608	4,906,469	183,169	4,182,646	101,998	6,506,325	173,923
Units redeemed	(109,359)	(9,062,759)	(165,646)	(5,615,400)	(61,916)	(5,968,300)	(164,538)
Units outstanding at end of year	415,040	46,289,076	568,289	30,860,195	382,151	24,390,770	759,657
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,585,064	$66,938,973	$2,836,686	$59,086,402	$1,420,306	$110,786,326	$3,188,858
Proceeds from sales	$1,254,846	$114,867,384	$2,470,599	$70,436,691	$795,917	$107,285,440	$3,118,472

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A
Operations
Net investment income (loss)	$(22,637,138)	$(129,775)	$(14,324,941)	$(72,902)	$(1,346,295)	$(12,343)	$(84,275)
Net realized gain (loss) on investments in Funds	15,866,661	(663,915)	20,977,471	218,326	8,745,953	(23,203)	68,750
Net change in unrealized appreciation
(depreciation) on investments in Funds	241,982,445	5,226,796	189,118,771	3,111,846	63,908,479	631,900	913,652
Net change in net assets
from operations	235,211,968	4,433,106	195,771,301	3,257,270	71,308,137	596,354	898,127

Contract transactions
Purchase payments	49,335,017	1,325,722	28,089,042	865,629	34,337,869	2,210,748	2,562,238
Surrenders and terminations	(120,961,882)	(1,100,178)	(79,721,439)	(904,567)	(15,178,353)	(146,941)	(336,089)
Transfers between Investment Divisions	61,495,570	938,803	7,460,549	1,979,353	5,462,150	113,802	2,778,606
Contract owner charges	(26,004,150)	(440,293)	(15,865,442)	(242,557)	(3,874,048)	(18,935)	(81,619)
Net change in net assets
from contract transactions	(36,135,445)	724,054	(60,037,290)	1,697,858	20,747,618	2,158,674	4,923,136

Net change in net assets	199,076,523	5,157,160	135,734,011	4,955,128	92,055,755	2,755,028	5,821,263

Net assets beginning of year	1,626,429,575	27,383,179	1,054,802,683	15,029,450	265,856,233	2,282,349	3,566,625

Net assets end of year	$1,825,506,098	$32,540,339	$1,190,536,694	$19,984,578	$357,911,988	$5,037,377	$9,387,888

Contract unit transactions
Units outstanding at beginning of year	25,302,338	295,049	41,378,233	461,342	16,298,158	163,907	385,053
Units issued	3,953,186	63,664	5,944,447	165,711	4,405,024	231,539	724,761
Units redeemed	(4,523,812)	(56,326)	(8,247,900)	(119,221)	(3,240,720)	(35,304)	(223,166)
Units outstanding at end of year	24,731,712	302,387	39,074,780	507,832	17,462,462	360,142	886,648
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$275,646,921	$6,353,049	$163,484,780	$5,807,377	$80,382,774	$2,773,207	$7,114,067
Proceeds from sales	$334,419,504	$5,758,770	$237,847,011	$4,182,421	$60,981,451	$626,876	$2,275,206

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Operations
Net investment income (loss)	$(2,962)	$(31,049,123)	$(202,034)	$(3,037,444)	$(43,577)	$(4,192,774)	$(31,596)
Net realized gain (loss) on investments in Funds	23,316	40,151,637	622,675	(2,625,826)	(66,485)	4,240,684	101,102
Net change in unrealized appreciation
(depreciation) on investments in Funds	39,619	278,786,835	5,459,309	14,626,183	534,957	24,003,954	538,648
Net change in net assets
from operations	59,973	287,889,349	5,879,950	8,962,913	424,895	24,051,864	608,154

Contract transactions
Purchase payments	97,021	182,140,637	4,393,390	43,608,873	2,265,958	34,245,390	769,194
Surrenders and terminations	—	(155,223,606)	(4,049,795)	(20,425,265)	(802,341)	(19,266,013)	(424,742)
Transfers between Investment Divisions	180,914	13,396,750	(748,110)	147,886,178	4,537,786	500,286	32,949
Contract owner charges	(5,027)	(35,118,800)	(644,715)	(3,024,374)	(77,783)	(4,441,593)	(93,614)
Net change in net assets
from contract transactions	272,908	5,194,981	(1,049,230)	168,045,412	5,923,620	11,038,070	283,787

Net change in net assets	332,881	293,084,330	4,830,720	177,008,325	6,348,515	35,089,934	891,941

Net assets beginning of year	224,890	2,308,483,835	43,256,891	153,468,081	6,305,717	323,254,831	6,968,274

Net assets end of year	$557,771	$2,601,568,165	$48,087,611	$330,476,406	$12,654,232	$358,344,765	$7,860,215

Contract unit transactions
Units outstanding at beginning of year	24,155	116,750,002	1,594,504	17,780,791	716,848	27,962,032	575,405
Units issued	62,948	17,046,576	298,988	27,027,719	1,075,456	6,299,267	134,964
Units redeemed	(35,180)	(17,021,612)	(331,500)	(7,739,511)	(414,405)	(5,365,432)	(112,015)
Units outstanding at end of year	51,923	116,774,966	1,561,992	37,068,999	1,377,899	28,895,867	598,354
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$645,602	$356,350,512	$8,313,292	$234,919,830	$9,607,200	$74,149,557	$1,668,230
Proceeds from sales	$375,655	$382,204,654	$9,564,555	$69,911,863	$3,727,157	$67,304,261	$1,416,039

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(4,261,644)	$(18,392)	$(8,907,731)	$(92,494)	$(7,825,508)	$(44,190)	$(41,534,017)
Net realized gain (loss) on investments in Funds	(7,916,229)	(171,995)	14,571,710	304,855	6,152,150	(297,956)	95,620,802
Net change in unrealized appreciation
(depreciation) on investments in Funds	25,657,913	427,805	131,040,229	3,841,233	81,011,991	1,800,182	415,157,572
Net change in net assets
from operations	13,480,040	237,418	136,704,208	4,053,594	79,338,633	1,458,036	469,244,357

Contract transactions
Purchase payments	4,379,748	319,420	43,042,009	1,781,479	17,987,661	547,193	150,018,590
Surrenders and terminations	(30,541,804)	(142,264)	(47,312,418)	(947,790)	(42,602,597)	(358,388)	(224,168,158)
Transfers between Investment Divisions	7,697,741	(396,024)	59,003,575	580,387	9,448,944	234,929	26,829,129
Contract owner charges	(4,902,653)	(43,234)	(8,551,066)	(315,044)	(9,373,245)	(142,564)	(49,085,043)
Net change in net assets
from contract transactions	(23,366,968)	(262,102)	46,182,100	1,099,032	(24,539,237)	281,170	(96,405,482)

Net change in net assets	(9,886,928)	(24,684)	182,886,308	5,152,626	54,799,396	1,739,206	372,838,875

Net assets beginning of year	329,191,315	4,313,295	649,384,943	18,138,131	567,058,566	9,313,816	3,044,031,076

Net assets end of year	$319,304,387	$4,288,611	$832,271,251	$23,290,757	$621,857,962	$11,053,022	$3,416,869,951

Contract unit transactions
Units outstanding at beginning of year	36,600,798	402,598	33,312,579	896,652	33,742,576	466,726	159,257,495
Units issued	3,922,796	102,944	7,739,909	264,191	4,596,009	131,796	17,508,122
Units redeemed	(6,551,403)	(126,318)	(5,612,870)	(216,864)	(5,997,061)	(118,457)	(22,286,110)
Units outstanding at end of year	33,972,191	379,224	35,439,618	943,979	32,341,524	480,065	154,479,507
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$35,857,413	$1,106,306	$167,310,682	$6,065,718	$82,997,910	$2,815,150	$360,914,028
Proceeds from sales	$63,486,024	$1,386,799	$130,036,313	$5,059,180	$115,362,655	$2,578,170	$498,853,527

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Operations
Net investment income (loss)	$(195,048)	$(48,374,771)	$(357,093)	$(111,003,783)	$(500,939)	$(17,265,782)	$(67,897)
Net realized gain (loss) on investments in Funds	531,938	93,402,562	1,947,874	407,824,450	3,489,561	11,259,132	(117,953)
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,625,690	1,139,541,603	23,998,875	1,589,775,957	23,395,052	177,113,678	2,350,091
Net change in net assets
from operations	6,962,580	1,184,569,394	25,589,656	1,886,596,624	26,383,674	171,107,028	2,164,241

Contract transactions
Purchase payments	3,336,819	339,466,372	8,940,573	529,697,832	11,096,185	33,652,404	1,191,374
Surrenders and terminations	(2,221,472)	(213,965,882)	(3,606,012)	(605,667,278)	(4,692,523)	(97,964,118)	(680,972)
Transfers between Investment Divisions	1,743,107	323,277,129	2,416,113	(54,461,096)	1,390,006	(17,432,833)	53,077
Contract owner charges	(630,289)	(53,881,864)	(1,167,089)	(127,583,192)	(1,832,821)	(18,845,705)	(214,087)
Net change in net assets
from contract transactions	2,228,165	394,895,755	6,583,585	(258,013,734)	5,960,847	(100,590,252)	349,392

Net change in net assets	9,190,745	1,579,465,149	32,173,241	1,628,582,890	32,344,521	70,516,776	2,513,633

Net assets beginning of year	39,848,947	3,081,441,791	63,941,226	7,972,418,086	101,091,870	1,277,419,979	14,139,156

Net assets end of year	$49,039,692	$4,660,906,940	$96,114,467	$9,601,000,976	$133,436,391	$1,347,936,755	$16,652,789

Contract unit transactions
Units outstanding at beginning of year	1,906,261	95,721,950	1,796,466	274,631,108	2,959,838	97,797,837	914,190
Units issued	425,014	26,429,970	615,796	29,855,398	686,623	8,417,274	231,106
Units redeemed	(329,009)	(15,955,170)	(455,460)	(38,100,443)	(530,251)	(15,615,038)	(210,242)
Units outstanding at end of year	2,002,266	106,196,750	1,956,802	266,386,063	3,116,210	90,600,073	935,054
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$9,613,598	$1,006,313,538	$26,282,228	$967,612,643	$26,404,237	$119,431,129	$3,872,387
Proceeds from sales	$7,580,481	$659,792,555	$20,055,736	$1,336,630,160	$20,944,329	$237,287,163	$3,590,892

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Operations
Net investment income (loss)	$(29,603,294)	$(90,057)	$(16,871,612)	$(119,293)	$(42,730,460)	$(179,630)	$(4,603,401)
Net realized gain (loss) on investments in Funds	71,700,993	267,517	26,827,620	52,068	193,975,475	1,503,775	5,921,671
Net change in unrealized appreciation
(depreciation) on investments in Funds	222,377,885	2,424,718	156,303,695	3,822,718	316,634,421	5,316,073	29,021,577
Net change in net assets
from operations	264,475,584	2,602,178	166,259,703	3,755,493	467,879,436	6,640,218	30,339,847

Contract transactions
Purchase payments	73,216,939	1,213,728	40,795,814	2,468,644	105,141,107	3,449,047	8,642,094
Surrenders and terminations	(190,394,793)	(995,754)	(86,395,381)	(930,949)	(260,046,406)	(2,145,346)	(30,287,414)
Transfers between Investment Divisions	(28,656,966)	208,923	6,118,519	1,237,487	(25,359,729)	(691,164)	(888,306)
Contract owner charges	(32,327,923)	(251,817)	(20,015,329)	(371,408)	(47,947,054)	(561,452)	(4,861,334)
Net change in net assets
from contract transactions	(178,162,743)	175,080	(59,496,377)	2,403,774	(228,212,082)	51,085	(27,394,960)

Net change in net assets	86,312,841	2,777,258	106,763,326	6,159,267	239,667,354	6,691,303	2,944,887

Net assets beginning of year	2,237,696,988	18,887,808	1,211,364,298	23,568,660	3,202,179,305	39,968,771	345,981,760

Net assets end of year	$2,324,009,829	$21,665,066	$1,318,127,624	$29,727,927	$3,441,846,659	$46,660,074	$348,926,647

Contract unit transactions
Units outstanding at beginning of year	137,118,750	1,059,789	86,073,092	1,413,141	115,692,511	1,220,198	27,167,464
Units issued	10,179,005	214,341	9,984,493	341,336	10,747,149	298,442	4,283,636
Units redeemed	(20,656,718)	(206,249)	(13,963,381)	(208,330)	(18,771,909)	(297,462)	(6,344,588)
Units outstanding at end of year	126,641,037	1,067,881	82,094,204	1,546,147	107,667,751	1,221,178	25,106,512
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$177,103,129	$4,038,745	$151,945,675	$6,157,141	$316,255,665	$10,273,946	$56,048,640
Proceeds from sales	$384,869,166	$3,953,721	$228,313,664	$3,872,660	$587,198,207	$10,402,490	$88,047,000

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(30,283)	$(8,722,248)	$(85,474)	$(50,115)	$(34,295,584)	$(83,693)	$(12,906,211)
Net realized gain (loss) on investments in Funds	217,006	(37,659,447)	(1,430,032)	344,418	78,785,915	329,838	76,737,621
Net change in unrealized appreciation
(depreciation) on investments in Funds	475,657	118,553,384	3,837,331	1,477,097	263,061,653	2,252,818	(99,732,848)
Net change in net assets
from operations	662,380	72,171,689	2,321,825	1,771,400	307,551,984	2,498,963	(35,901,438)

Contract transactions
Purchase payments	884,382	26,950,916	657,678	585,544	32,354,399	1,978,076	27,557,421
Surrenders and terminations	(769,697)	(38,860,750)	(1,081,247)	(316,276)	(243,583,502)	(2,024,389)	(87,880,919)
Transfers between Investment Divisions	42,948	2,656,802	(1,033,742)	4,438,241	(47,926,628)	(264,477)	(284,977,979)
Contract owner charges	(78,556)	(10,455,086)	(285,477)	(7,830)	(39,136,282)	(264,689)	(13,265,455)
Net change in net assets
from contract transactions	79,077	(19,708,118)	(1,742,788)	4,699,679	(298,292,013)	(575,479)	(358,566,932)

Net change in net assets	741,457	52,463,571	579,037	6,471,079	9,259,971	1,923,484	(394,468,370)

Net assets beginning of year	6,034,320	621,473,806	18,138,962	1,387,517	2,639,608,882	18,155,544	1,234,214,896

Net assets end of year	$6,775,777	$673,937,377	$18,717,999	$7,858,596	$2,648,868,853	$20,079,028	$839,746,526

Contract unit transactions
Units outstanding at beginning of year	454,653	61,187,801	1,707,505	358,028	178,251,082	1,060,948	102,088,069
Units issued	260,216	14,023,677	342,434	2,776,528	7,051,609	194,277	8,805,862
Units redeemed	(252,624)	(16,087,081)	(498,929)	(1,731,686)	(26,308,002)	(225,620)	(39,517,830)
Units outstanding at end of year	462,245	59,124,397	1,551,010	1,402,870	158,994,689	1,029,605	71,376,101
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,574,590	$156,521,130	$3,986,193	$13,146,365	$110,875,988	$3,557,192	$105,144,855
Proceeds from sales	$3,525,795	$184,951,495	$5,814,455	$8,496,800	$443,463,586	$4,216,363	$476,617,999

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(58,395)	$(37,189,253)	$(161,398)	$1,852,093	$302,434	$(5,897,182)	$(119,976)
Net realized gain (loss) on investments in Funds	697,852	122,595,971	612,222	20,824,082	607,015	15,774,651	692,445
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,081,948)	982,064,297	13,762,113	115,760,467	3,811,507	150,046,420	9,418,717
Net change in net assets
from operations	(442,491)	1,067,471,015	14,212,937	138,436,642	4,720,956	159,923,889	9,991,186

Contract transactions
Purchase payments	626,060	77,300,143	2,671,756	24,417,169	1,089,993	28,762,838	1,533,465
Surrenders and terminations	(988,165)	(208,228,721)	(1,759,442)	(48,450,385)	(438,809)	(28,879,254)	(701,960)
Transfers between Investment Divisions	(6,328,623)	100,654,819	5,412,625	156,923,009	6,369,005	99,368,408	(855,703)
Contract owner charges	(195,180)	(43,010,298)	(502,367)	(8,914,165)	(284,078)	(6,791,367)	(372,989)
Net change in net assets
from contract transactions	(6,885,908)	(73,284,057)	5,822,572	123,975,628	6,736,111	92,460,625	(397,187)

Net change in net assets	(7,328,399)	994,186,958	20,035,509	262,412,270	11,457,067	252,384,514	9,593,999

Net assets beginning of year	17,863,014	2,259,322,986	27,021,821	467,040,123	14,022,561	335,035,214	23,168,467

Net assets end of year	$10,534,615	$3,253,509,944	$47,057,330	$729,452,393	$25,479,628	$587,419,728	$32,762,466

Contract unit transactions
Units outstanding at beginning of year	1,240,422	30,330,159	245,435	28,833,507	608,214	23,483,383	1,534,487
Units issued	247,497	4,334,083	101,052	16,541,918	538,200	12,109,046	466,157
Units redeemed	(742,325)	(5,180,324)	(60,861)	(9,884,254)	(279,977)	(6,753,245)	(497,980)
Units outstanding at end of year	745,594	29,483,918	285,626	35,491,171	866,437	28,839,184	1,502,664
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,509,820	$413,124,605	$14,427,239	$319,831,082	$14,558,639	$212,389,046	$8,869,363
Proceeds from sales	$10,454,124	$523,597,916	$8,766,066	$194,003,361	$7,520,094	$125,825,602	$9,386,526

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$1,606,127	$263,735	$(14,491,683)	$(125,365)	$(5,774,201)	$(80,131)	$(22,536,526)
Net realized gain (loss) on investments in Funds	(2,884,319)	(253,321)	73,748,338	950,203	1,610,442	130,816	(18,663,124)
Net change in unrealized appreciation
(depreciation) on investments in Funds	31,427,491	2,074,089	152,632,569	4,972,776	69,189,588	2,814,681	116,840,377
Net change in net assets
from operations	30,149,299	2,084,503	211,889,224	5,797,614	65,025,829	2,865,366	75,640,727

Contract transactions
Purchase payments	22,500,677	2,893,490	27,599,388	3,018,407	33,042,894	2,519,216	35,333,878
Surrenders and terminations	(12,734,018)	(609,444)	(97,777,876)	(1,335,275)	(28,297,239)	(1,479,086)	(173,960,805)
Transfers between Investment Divisions	42,575,178	180,700	(23,098,573)	(865,746)	33,080,248	1,507,523	51,680,572
Contract owner charges	(3,233,842)	(198,301)	(14,659,638)	(365,429)	(5,869,903)	(231,955)	(22,331,155)
Net change in net assets
from contract transactions	49,107,995	2,266,445	(107,936,699)	451,957	31,956,000	2,315,698	(109,277,510)

Net change in net assets	79,257,294	4,350,948	103,952,525	6,249,571	96,981,829	5,181,064	(33,636,783)

Net assets beginning of year	188,999,148	13,367,669	1,076,963,073	25,846,685	440,197,670	16,075,756	1,726,354,689

Net assets end of year	$268,256,442	$17,718,617	$1,180,915,598	$32,096,256	$537,179,499	$21,256,820	$1,692,717,906

Contract unit transactions
Units outstanding at beginning of year	17,435,576	1,182,999	22,118,937	370,601	19,572,212	1,106,626	89,766,129
Units issued	9,207,478	722,739	2,676,184	110,799	7,462,970	460,967	9,123,183
Units redeemed	(4,975,610)	(547,815)	(4,722,556)	(104,280)	(6,347,430)	(335,635)	(14,907,042)
Units outstanding at end of year	21,667,444	1,357,923	20,072,565	377,120	20,687,752	1,231,958	83,982,270
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$111,050,531	$9,175,688	$140,118,371	$8,360,401	$178,711,848	$7,616,108	$180,958,989
Proceeds from sales	$60,336,409	$6,645,509	$262,546,753	$8,033,809	$152,530,049	$5,380,541	$312,773,026

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(105,094)	$(1,462,228)	$(12,714)	$(19,204,179)	$(116,233)	$(8,291,820)	$(64,459)
Net realized gain (loss) on investments in Funds	(503,416)	(991,468)	(36,175)	45,835,551	577,520	(11,007,801)	(240,675)
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,943,669	11,299,257	315,681	317,995,605	5,858,502	44,139,978	999,229
Net change in net assets
from operations	1,335,159	8,845,561	266,792	344,626,977	6,319,789	24,840,357	694,095

Contract transactions
Purchase payments	2,032,508	3,772,782	311,696	56,352,873	1,501,341	24,300,204	1,239,894
Surrenders and terminations	(1,444,702)	(11,012,370)	(158,550)	(92,900,480)	(1,556,111)	(62,645,290)	(1,082,903)
Transfers between Investment Divisions	3,174,272	588,149	127,747	(32,054,677)	(969,548)	20,804,842	1,824,803
Contract owner charges	(255,070)	(1,348,472)	(29,622)	(20,673,138)	(396,380)	(7,763,586)	(219,706)
Net change in net assets
from contract transactions	3,507,008	(7,999,911)	251,271	(89,275,422)	(1,420,698)	(25,303,830)	1,762,088

Net change in net assets	4,842,167	845,650	518,063	255,351,555	4,899,091	(463,473)	2,456,183

Net assets beginning of year	21,776,258	116,798,855	2,628,197	1,379,985,660	23,480,326	675,212,675	13,276,703

Net assets end of year	$26,618,425	$117,644,505	$3,146,260	$1,635,337,215	$28,379,417	$674,749,202	$15,732,886

Contract unit transactions
Units outstanding at beginning of year	812,188	11,843,186	250,158	68,658,222	1,131,368	68,961,476	1,281,317
Units issued	417,163	1,821,317	150,048	9,947,780	184,358	10,920,911	520,847
Units redeemed	(291,027)	(2,629,710)	(126,504)	(13,918,557)	(244,436)	(13,542,356)	(361,821)
Units outstanding at end of year	938,324	11,034,793	273,702	64,687,445	1,071,290	66,340,031	1,440,343
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$11,437,939	$18,465,018	$1,635,282	$224,356,298	$4,404,568	$108,393,558	$5,613,365
Proceeds from sales	$8,036,025	$27,927,156	$1,396,725	$332,835,899	$5,941,499	$141,989,208	$3,915,736

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Operations
Net investment income (loss)	$(9,481,402)	$(42,004)	$(6,952,360)	$(25,306)	$(18,729,276)	$(31,560)	$(59,976,169)
Net realized gain (loss) on investments in Funds	(8,310,740)	(131,961)	13,423,304	34,179	44,049,372	226,190	330,271,730
Net change in unrealized appreciation
(depreciation) on investments in Funds	55,614,685	796,728	86,980	122,406	66,064,723	350,494	282,959,130
Net change in net assets
from operations	37,822,543	622,763	6,557,924	131,279	91,384,819	545,124	553,254,691

Contract transactions
Purchase payments	21,236,496	1,323,238	10,841,935	493,554	41,471,426	242,464	57,412,781
Surrenders and terminations	(69,371,344)	(1,050,538)	(48,265,673)	(515,043)	(137,779,353)	(557,086)	(441,578,642)
Transfers between Investment Divisions	53,132,262	2,445,975	(30,761,101)	(36,618)	(34,875,918)	(746,748)	(166,519,622)
Contract owner charges	(10,306,161)	(100,109)	(7,236,388)	(72,346)	(18,693,827)	(94,891)	(59,032,535)
Net change in net assets
from contract transactions	(5,308,747)	2,618,566	(75,421,227)	(130,453)	(149,877,672)	(1,156,261)	(609,718,018)

Net change in net assets	32,513,796	3,241,329	(68,863,303)	826	(58,492,853)	(611,137)	(56,463,327)

Net assets beginning of year	709,011,832	8,059,091	579,246,538	5,823,549	1,464,004,050	7,739,808	4,694,202,044

Net assets end of year	$741,525,628	$11,300,420	$510,383,235	$5,824,375	$1,405,511,197	$7,128,671	$4,637,738,717

Contract unit transactions
Units outstanding at beginning of year	28,433,156	218,597	32,768,715	286,009	80,387,915	336,538	144,651,746
Units issued	4,692,546	139,836	3,249,894	100,151	6,354,113	65,751	6,991,959
Units redeemed	(5,006,040)	(68,391)	(7,588,642)	(107,471)	(14,499,265)	(115,166)	(25,144,138)
Units outstanding at end of year	28,119,662	290,042	28,429,967	278,689	72,242,763	287,123	126,499,567
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$121,325,297	$5,205,147	$57,046,771	$2,046,215	$119,327,893	$1,552,454	$237,305,646
Proceeds from sales	$136,115,445	$2,628,585	$139,420,358	$2,201,973	$287,934,840	$2,740,274	$906,999,833

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Operations
Net investment income (loss)	$(127,239)	$(26,131,608)	$(47,995)	$(10,435,191)	$(11,252)	$(53,416,061)	$(90,482)
Net realized gain (loss) on investments in Funds	948,161	101,128,458	270,241	12,686,417	(51,816)	234,788,848	181,607
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,942,924	283,649,036	1,886,527	47,466,252	265,799	475,674,322	3,554,212
Net change in net assets
from operations	3,763,846	358,645,886	2,108,773	49,717,478	202,731	657,047,109	3,645,337

Contract transactions
Purchase payments	1,950,265	26,468,990	1,453,276	9,532,533	76,745	34,514,355	496,911
Surrenders and terminations	(1,726,636)	(140,975,340)	(288,557)	(93,910,025)	(87,051)	(339,029,762)	(608,869)
Transfers between Investment Divisions	(1,593,572)	(29,388,430)	(1,159,580)	(12,861,640)	(820,321)	(68,042,757)	1,006,408
Contract owner charges	(450,920)	(29,607,232)	(155,327)	(12,350,656)	(28,111)	(59,234,876)	(354,216)
Net change in net assets
from contract transactions	(1,820,863)	(173,502,012)	(150,188)	(109,589,788)	(858,738)	(431,793,040)	540,234

Net change in net assets	1,942,983	185,143,874	1,958,585	(59,872,310)	(656,007)	225,254,069	4,185,571

Net assets beginning of year	27,952,269	1,825,639,682	9,695,852	780,757,240	2,924,850	3,774,823,453	18,135,254

Net assets end of year	$29,895,252	$2,010,783,556	$11,654,437	$720,884,930	$2,268,843	$4,000,077,522	$22,320,825

Contract unit transactions
Units outstanding at beginning of year	883,393	58,041,911	335,911	54,910,038	208,943	125,919,652	753,968
Units issued	168,624	3,282,184	69,654	4,433,711	15,584	5,481,946	107,114
Units redeemed	(223,700)	(8,353,747)	(74,786)	(12,061,285)	(75,461)	(18,776,488)	(102,100)
Units outstanding at end of year	828,317	52,970,348	330,779	47,282,464	149,066	112,625,110	758,982
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$5,593,296	$116,398,438	$2,258,808	$64,884,179	$224,970	$181,370,870	$3,254,737
Proceeds from sales	$7,541,397	$316,032,059	$2,456,990	$184,909,157	$1,094,960	$666,579,970	$2,804,984

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$(24,292,768)	$(13,622)	$(51,588,944)	$(29,712)	$(3,543,003)	$(56,455)	$303,290
Net realized gain (loss) on investments in Funds	73,394,862	20,326	202,154,410	16,047	(2,093,459)	(68,140)	10,115,813
Net change in unrealized appreciation
(depreciation) on investments in Funds	127,894,478	334,433	353,887,913	1,041,927	75,131,202	3,515,840	59,711,103
Net change in net assets
from operations	176,996,572	341,137	504,453,379	1,028,262	69,494,740	3,391,245	70,130,206

Contract transactions
Purchase payments	16,398,552	508,479	27,647,738	198,244	18,814,581	979,693	11,144,243
Surrenders and terminations	(196,975,265)	(62,695)	(370,648,378)	(270,799)	(16,226,607)	(374,003)	(35,275,065)
Transfers between Investment Divisions	(39,124,861)	(268,240)	(69,844,797)	(58,718)	27,076,716	1,166,441	(2,818,928)
Contract owner charges	(28,113,207)	(58,411)	(56,719,415)	(92,515)	(4,028,224)	(172,404)	(4,579,126)
Net change in net assets
from contract transactions	(247,814,781)	119,133	(469,564,852)	(223,788)	25,636,466	1,599,727	(31,528,876)

Net change in net assets	(70,818,209)	460,270	34,888,527	804,474	95,131,206	4,990,972	38,601,330

Net assets beginning of year	1,809,529,057	2,674,448	3,729,925,682	6,567,502	238,805,797	10,863,722	387,660,951

Net assets end of year	$1,738,710,848	$3,134,718	$3,764,814,209	$7,371,976	$333,937,003	$15,854,694	$426,262,281

Contract unit transactions
Units outstanding at beginning of year	102,853,752	155,403	148,658,513	271,184	23,219,472	994,266	31,487,004
Units issued	2,486,666	39,428	4,104,291	33,336	8,862,478	389,468	6,863,077
Units redeemed	(16,016,766)	(30,532)	(21,708,990)	(42,573)	(6,605,063)	(256,579)	(9,126,220)
Units outstanding at end of year	89,323,652	164,299	131,053,814	261,947	25,476,887	1,127,155	29,223,861
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$46,500,723	$697,679	$112,568,749	$738,202	$101,427,440	$4,771,091	$103,078,705
Proceeds from sales	$318,608,272	$592,168	$633,722,546	$991,702	$79,333,977	$3,227,819	$130,701,801

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$97,818	$753,525	$72,331	$(4,618,732)	$(62,438)	$(16,583,558)	$(55,430)
Net realized gain (loss) on investments in Funds	101,581	(11,208,920)	(403,857)	6,663,044	248,399	50,878,689	249,561
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,205,568	17,670,303	700,472	21,601,579	1,011,063	305,465,590	3,584,555
Net change in net assets
from operations	1,404,967	7,214,908	368,946	23,645,891	1,197,024	339,760,721	3,778,686

Contract transactions
Purchase payments	433,315	5,143,864	407,130	21,452,745	389,807	16,876,938	425,549
Surrenders and terminations	(422,501)	(5,782,941)	(153,231)	(23,814,875)	(560,408)	(96,694,169)	(689,090)
Transfers between Investment Divisions	(861,624)	(8,071,692)	(155,239)	(59,209,825)	(2,424,453)	(30,270,296)	(198,862)
Contract owner charges	(113,131)	(1,270,809)	(46,458)	(4,958,814)	(212,578)	(17,741,927)	(188,130)
Net change in net assets
from contract transactions	(963,941)	(9,981,578)	52,202	(66,530,769)	(2,807,632)	(127,829,454)	(650,533)

Net change in net assets	441,026	(2,766,670)	421,148	(42,884,878)	(1,610,608)	211,931,267	3,128,153

Net assets beginning of year	7,638,639	99,926,757	3,052,860	391,565,537	16,102,814	1,092,760,910	11,207,041

Net assets end of year	$8,079,665	$97,160,087	$3,474,008	$348,680,659	$14,492,206	$1,304,692,177	$14,335,194

Contract unit transactions
Units outstanding at beginning of year	585,107	8,762,341	255,302	30,188,186	1,169,989	39,873,490	301,574
Units issued	166,742	2,388,668	212,632	5,472,778	154,642	2,576,275	54,535
Units redeemed	(237,052)	(3,281,846)	(202,450)	(10,590,990)	(353,331)	(6,607,485)	(68,750)
Units outstanding at end of year	514,797	7,869,163	265,484	25,069,974	971,300	35,842,280	287,359
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$2,674,049	$29,581,426	$2,674,696	$71,861,304	$2,155,862	$85,056,672	$2,442,400
Proceeds from sales	$3,472,276	$38,809,480	$2,550,163	$143,010,805	$5,025,932	$229,469,684	$3,148,363

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(19,270,417)	$(76,246)	$(12,875,240)	$(11,280)	$(7,815,779)	$(111,602)	$(31,206,255)
Net realized gain (loss) on investments in Funds	11,110,967	(508,457)	20,328,646	2,893	15,712,685	588,210	66,702,508
Net change in unrealized appreciation
(depreciation) on investments in Funds	157,709,304	2,507,899	92,129,233	304,101	71,913,744	3,230,656	442,099,967
Net change in net assets
from operations	149,549,854	1,923,196	99,582,639	295,714	79,810,650	3,707,264	477,596,220

Contract transactions
Purchase payments	46,431,438	1,094,030	8,291,929	15,000	37,356,506	1,317,941	98,704,866
Surrenders and terminations	(114,582,856)	(598,526)	(93,757,098)	(73,121)	(55,733,740)	(1,307,269)	(164,594,220)
Transfers between Investment Divisions	46,979,825	2,579,745	(14,255,761)	(213,862)	78,581,317	1,997,541	136,394,859
Contract owner charges	(21,373,305)	(262,712)	(14,454,717)	(40,234)	(7,581,327)	(279,325)	(32,904,640)
Net change in net assets
from contract transactions	(42,544,898)	2,812,537	(114,175,647)	(312,217)	52,622,756	1,728,888	37,600,865

Net change in net assets	107,004,956	4,735,733	(14,593,008)	(16,503)	132,433,406	5,436,152	515,197,085

Net assets beginning of year	1,436,819,665	15,126,252	963,449,940	2,524,443	558,957,891	22,940,229	2,193,968,584

Net assets end of year	$1,543,824,621	$19,861,985	$948,856,932	$2,507,940	$691,391,297	$28,376,381	$2,709,165,669

Contract unit transactions
Units outstanding at beginning of year	36,479,554	287,652	84,188,580	197,633	46,307,719	1,812,347	27,791,225
Units issued	5,150,854	124,860	3,244,972	13,604	16,609,762	588,588	4,795,263
Units redeemed	(6,219,715)	(74,926)	(12,807,105)	(36,890)	(12,667,637)	(457,938)	(4,411,126)
Units outstanding at end of year	35,410,693	337,586	74,626,447	174,347	50,249,844	1,942,997	28,175,362
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$213,757,511	$6,908,004	$38,962,658	$180,575	$218,293,233	$8,133,258	$420,068,713
Proceeds from sales	$275,572,825	$4,171,713	$166,013,545	$504,071	$173,486,256	$6,515,972	$413,674,103

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Operations
Net investment income (loss)	$(160,439)	$(11,167,318)	$(88,266)	$(11,541,821)	$(86,540)	$136,828	$48,322
Net realized gain (loss) on investments in Funds	33,987	(19,176,926)	(486,750)	37,017,355	402,356	(288,571)	(70,411)
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,728,855	52,759,100	1,365,483	36,342,573	1,390,040	15,221,885	676,497
Net change in net assets
from operations	7,602,403	22,414,856	790,467	61,818,107	1,705,856	15,070,142	654,408

Contract transactions
Purchase payments	3,735,625	33,897,210	1,859,979	33,406,297	991,040	8,175,323	232,576
Surrenders and terminations	(1,604,136)	(88,527,196)	(1,708,725)	(71,512,750)	(870,283)	(6,944,750)	(192,142)
Transfers between Investment Divisions	3,078,669	32,465,349	104,907	(35,895,105)	(1,201,918)	6,371,082	49,674
Contract owner charges	(488,961)	(11,828,089)	(232,693)	(12,124,248)	(282,005)	(1,058,627)	(57,247)
Net change in net assets
from contract transactions	4,721,197	(33,992,726)	23,468	(86,125,806)	(1,363,166)	6,543,028	32,861

Net change in net assets	12,323,600	(11,577,870)	813,935	(24,307,699)	342,690	21,613,170	687,269

Net assets beginning of year	31,131,187	867,358,952	20,229,415	891,964,404	20,186,641	97,183,404	4,012,861

Net assets end of year	$43,454,787	$855,781,082	$21,043,350	$867,656,705	$20,529,331	$118,796,574	$4,700,130

Contract unit transactions
Units outstanding at beginning of year	270,504	43,694,051	705,470	51,052,021	924,562	6,858,264	273,210
Units issued	92,551	9,055,437	377,129	5,621,655	198,608	2,001,485	79,303
Units redeemed	(55,247)	(10,904,752)	(376,621)	(10,561,774)	(258,864)	(1,565,732)	(77,737)
Units outstanding at end of year	307,808	41,844,736	705,978	46,111,902	864,306	7,294,017	274,776
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$11,624,878	$184,018,376	$10,978,502	$100,741,136	$4,381,003	$31,905,047	$1,329,733
Proceeds from sales	$7,064,120	$229,178,420	$11,043,300	$198,408,763	$5,830,709	$25,225,191	$1,248,550

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Operations
Net investment income (loss)	$(4,678,635)	$(1,459)	$6,739,837	$409,653	$(11,221,822)	$(79,108)	$(4,394,021)
Net realized gain (loss) on investments in Funds	27,391,142	309,772	(1,707,783)	(71,409)	(16,173,185)	(492,397)	2,983,587
Net change in unrealized appreciation
(depreciation) on investments in Funds	76,970,350	737,858	10,056,030	466,652	59,695,459	1,449,541	123,164,734
Net change in net assets
from operations	99,682,857	1,046,171	15,088,084	804,896	32,300,452	878,036	121,754,300

Contract transactions
Purchase payments	9,083,797	447,947	44,837,967	1,254,190	33,765,680	1,042,935	19,965,273
Surrenders and terminations	(31,011,293)	(408,891)	(49,299,203)	(2,344,713)	(81,673,728)	(1,668,082)	(24,033,704)
Transfers between Investment Divisions	45,466,329	1,990,971	38,072,884	(1,692,162)	40,653,316	501,886	221,865,394
Contract owner charges	(5,375,415)	(52,109)	(5,022,846)	(200,211)	(10,098,092)	(190,237)	(4,589,481)
Net change in net assets
from contract transactions	18,163,418	1,977,918	28,588,802	(2,982,896)	(17,352,824)	(313,498)	213,207,482

Net change in net assets	117,846,275	3,024,089	43,676,886	(2,178,000)	14,947,628	564,538	334,961,782

Net assets beginning of year	281,119,041	2,102,937	350,548,580	16,649,631	912,174,163	18,354,481	148,525,582

Net assets end of year	$398,965,316	$5,127,026	$394,225,466	$14,471,631	$927,121,791	$18,919,019	$483,487,364

Contract unit transactions
Units outstanding at beginning of year	24,582,229	174,207	36,368,390	1,677,026	67,364,188	1,033,158	15,536,077
Units issued	8,848,993	368,681	19,676,514	739,607	10,255,864	280,627	26,254,291
Units redeemed	(7,527,317)	(231,125)	(16,753,401)	(1,031,393)	(11,712,523)	(296,436)	(8,446,695)
Units outstanding at end of year	25,903,905	311,763	39,291,503	1,385,240	65,907,529	1,017,349	33,343,673
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$133,824,188	$5,523,562	$203,716,945	$7,969,553	$141,335,268	$4,985,607	$320,298,499
Proceeds from sales	$107,873,330	$3,386,124	$168,388,306	$10,542,796	$169,909,914	$5,378,213	$111,485,037

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Operations
Net investment income (loss)	$(27,689)	$(16,619,959)	$(61,703)	$(5,626,565)	$(48,612)	$(14,708,823)	$(98,041)
Net realized gain (loss) on investments in Funds	182,115	60,855,772	254,272	13,616,451	220,304	66,840,154	728,330
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,341,136	337,965,639	4,794,697	(7,239,914)	(12,050)	95,255,312	2,712,507
Net change in net assets
from operations	2,495,562	382,201,452	4,987,266	749,972	159,642	147,386,643	3,342,796

Contract transactions
Purchase payments	308,742	41,936,758	1,180,185	22,475,806	737,154	38,672,580	1,046,826
Surrenders and terminations	(438,676)	(100,354,285)	(861,714)	(34,024,706)	(1,200,105)	(88,501,654)	(957,688)
Transfers between Investment Divisions	3,426,093	118,482,894	(3,083,557)	(153,150,909)	(4,096,037)	(58,491,753)	29,958
Contract owner charges	(99,263)	(17,647,370)	(188,246)	(6,152,468)	(173,535)	(14,579,918)	(293,127)
Net change in net assets
from contract transactions	3,196,896	42,417,997	(2,953,332)	(170,852,277)	(4,732,523)	(122,900,745)	(174,031)

Net change in net assets	5,692,458	424,619,449	2,033,934	(170,102,305)	(4,572,881)	24,485,898	3,168,765

Net assets beginning of year	3,078,915	1,009,530,047	14,135,946	530,859,013	13,544,833	1,158,021,142	22,192,669

Net assets end of year	$8,771,373	$1,434,149,496	$16,169,880	$360,756,708	$8,971,952	$1,182,507,040	$25,361,434

Contract unit transactions
Units outstanding at beginning of year	234,516	24,944,208	251,169	37,587,159	899,797	39,469,567	564,527
Units issued	524,240	7,002,087	140,091	7,245,060	354,645	4,677,351	140,975
Units redeemed	(324,888)	(6,084,143)	(183,033)	(19,388,172)	(667,508)	(8,823,135)	(145,572)
Units outstanding at end of year	433,868	25,862,152	208,227	25,444,047	586,934	35,323,783	559,930
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$8,846,371	$343,351,406	$9,295,870	$102,132,076	$5,334,326	$143,569,937	$5,782,794
Proceeds from sales	$5,677,164	$317,553,368	$12,310,905	$278,610,918	$10,115,461	$281,179,506	$6,054,866

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Operations
Net investment income (loss)	$(9,958,042)	$(72,725)	$(28,075,868)	$(105,841)	$(14,782,946)	$(78,715)	$(40,285,300)
Net realized gain (loss) on investments in Funds	(6,601,106)	(386,873)	283,330,342	3,202,740	36,127,152	56,850	173,474,724
Net change in unrealized appreciation
(depreciation) on investments in Funds	71,600,128	1,888,658	(341,035,983)	(3,893,007)	116,984,572	2,582,691	(136,754,094)
Net change in net assets
from operations	55,040,980	1,429,060	(85,781,509)	(796,108)	138,328,778	2,560,826	(3,564,670)

Contract transactions
Purchase payments	18,594,080	1,351,868	70,038,594	2,493,080	26,019,418	1,188,555	83,771,845
Surrenders and terminations	(55,633,839)	(947,086)	(183,253,908)	(2,705,819)	(93,330,534)	(1,043,353)	(256,566,744)
Transfers between Investment Divisions	13,051,074	755,550	(677,972,962)	(7,544,124)	(146,333,864)	(2,558,839)	(126,075,782)
Contract owner charges	(10,805,844)	(248,959)	(29,083,767)	(337,600)	(15,540,352)	(226,069)	(41,931,218)
Net change in net assets
from contract transactions	(34,794,529)	911,373	(820,272,043)	(8,094,463)	(229,185,332)	(2,639,706)	(340,801,899)

Net change in net assets	20,246,451	2,340,433	(906,053,552)	(8,890,571)	(90,856,554)	(78,880)	(344,366,569)

Net assets beginning of year	736,791,333	15,372,671	2,696,809,227	29,762,007	1,237,471,511	19,394,083	3,343,599,012

Net assets end of year	$757,037,784	$17,713,104	$1,790,755,675	$20,871,436	$1,146,614,957	$19,315,203	$2,999,232,443

Contract unit transactions
Units outstanding at beginning of year	74,806,408	1,343,685	59,993,781	474,679	61,885,786	700,152	66,687,067
Units issued	12,059,591	404,658	7,835,783	181,264	7,162,811	209,067	6,289,367
Units redeemed	(15,606,726)	(328,943)	(26,936,200)	(316,783)	(18,755,622)	(300,611)	(13,374,729)
Units outstanding at end of year	71,259,273	1,419,400	40,893,364	339,160	50,292,975	608,608	59,601,705
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$124,755,477	$4,816,646	$352,646,223	$11,060,794	$148,516,457	$5,877,834	$307,858,158
Proceeds from sales	$169,508,048	$3,977,999	$1,200,994,135	$19,261,098	$392,484,736	$8,596,255	$688,945,357

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Operations
Net investment income (loss)	$(141,396)	$(2,327,652)	$(20,875)	$(54,939,598)	$(301,345)	$(25,588,228)	$(216,658)
Net realized gain (loss) on investments in Funds	976,334	7,389,606	196,656	321,858,218	4,385,267	(322,975)	106,041
Net change in unrealized appreciation
(depreciation) on investments in Funds	(283,532)	25,687,343	649,035	1,527,295,826	26,157,874	313,199,999	7,926,979
Net change in net assets
from operations	551,406	30,749,297	824,816	1,794,214,446	30,241,796	287,288,796	7,816,362

Contract transactions
Purchase payments	2,479,477	9,657,024	313,288	147,413,737	6,111,373	45,236,043	3,001,796
Surrenders and terminations	(1,859,591)	(11,865,090)	(429,557)	(317,268,097)	(3,472,999)	(151,589,222)	(2,290,811)
Transfers between Investment Divisions	(1,692,250)	7,584,671	(423,049)	352,107,723	633,531	(1,809,531)	(769,683)
Contract owner charges	(451,791)	(2,503,077)	(68,390)	(59,439,511)	(972,132)	(25,269,194)	(700,576)
Net change in net assets
from contract transactions	(1,524,155)	2,873,528	(607,708)	122,813,852	2,299,773	(133,431,904)	(759,274)

Net change in net assets	(972,749)	33,622,825	217,108	1,917,028,298	32,541,569	153,856,892	7,057,088

Net assets beginning of year	34,117,877	171,945,658	5,006,119	3,147,647,634	51,164,921	1,905,755,531	46,603,536

Net assets end of year	$33,145,128	$205,568,483	$5,223,227	$5,064,675,932	$83,706,490	$2,059,612,423	$53,660,624

Contract unit transactions
Units outstanding at beginning of year	490,523	12,361,666	338,216	98,812,143	1,161,740	90,898,051	1,676,656
Units issued	154,880	6,405,501	167,572	21,373,332	410,631	10,088,604	299,850
Units redeemed	(174,967)	(6,301,164)	(211,708)	(18,530,491)	(367,886)	(16,063,625)	(323,281)
Units outstanding at end of year	470,436	12,466,003	294,080	101,654,984	1,204,485	84,923,030	1,653,225
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$10,263,100	$95,478,272	$2,697,929	$903,003,559	$23,672,456	$229,104,810	$8,995,444
Proceeds from sales	$11,928,651	$94,932,396	$3,326,512	$835,129,304	$21,674,029	$388,124,943	$9,971,377

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(2,293,789)	$(20,768)	$(70,236,169)	$(448,973)	$(1,887,964)	$(46,688)	$(36,910,670)
Net realized gain (loss) on investments in Funds	2,303,448	91,833	294,204,027	4,436,801	(6,400,844)	(371,464)	113,469,403
Net change in unrealized appreciation
(depreciation) on investments in Funds	18,753,969	494,122	1,953,335,829	37,889,108	21,713,897	1,445,402	308,838,110
Net change in net assets
from operations	18,763,628	565,187	2,177,303,687	41,876,936	13,425,089	1,027,250	385,396,843

Contract transactions
Purchase payments	8,091,524	217,235	287,677,771	7,677,828	8,492,309	878,779	87,067,877
Surrenders and terminations	(13,029,928)	(490,447)	(354,372,815)	(6,090,064)	(8,964,173)	(643,526)	(219,640,834)
Transfers between Investment Divisions	(25,105,064)	(411,198)	614,959,816	7,467,479	(8,173,446)	(752,893)	52,012,242
Contract owner charges	(2,477,487)	(63,678)	(76,722,103)	(1,445,794)	(2,080,039)	(164,823)	(37,034,015)
Net change in net assets
from contract transactions	(32,520,955)	(748,088)	471,542,669	7,609,449	(10,725,349)	(682,463)	(117,594,730)

Net change in net assets	(13,757,327)	(182,901)	2,648,846,356	49,486,385	2,699,740	344,787	267,802,113

Net assets beginning of year	174,837,089	4,583,883	3,965,248,744	73,492,834	158,226,835	11,004,786	2,759,451,574

Net assets end of year	$161,079,762	$4,400,982	$6,614,095,100	$122,979,219	$160,926,575	$11,349,573	$3,027,253,687

Contract unit transactions
Units outstanding at beginning of year	13,059,962	321,285	79,689,366	1,406,684	14,076,972	922,216	62,350,078
Units issued	6,536,933	274,364	22,777,082	569,068	3,614,674	266,707	7,762,589
Units redeemed	(8,944,939)	(325,289)	(15,201,486)	(450,100)	(4,635,913)	(331,166)	(10,273,155)
Units outstanding at end of year	10,651,956	270,360	87,264,962	1,525,652	13,055,733	857,757	59,839,512
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$92,028,144	$4,111,099	$1,458,729,347	$38,423,164	$41,339,129	$3,231,636	$360,785,290
Proceeds from sales	$126,842,887	$4,879,955	$1,057,422,846	$31,262,687	$53,952,442	$3,960,788	$515,290,690

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Operations
Net investment income (loss)	$(284,760)	$(139,242,595)	$(27,808,858)	$(234,821)	$(56,611,055)	$(258,116)	$(5,709,270)
Net realized gain (loss) on investments in Funds	1,909,442	490,358,238	58,171,907	726,347	34,875,566	730,203	(960,905)
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,760,908	1,990,622,209	260,399,658	7,403,821	953,305,834	13,106,761	(40,793,139)
Net change in net assets
from operations	9,385,590	2,341,737,852	290,762,707	7,895,347	931,570,345	13,578,848	(47,463,314)

Contract transactions
Purchase payments	4,601,443	528,873,139	71,696,768	3,674,968	46,819,907	1,338,661	22,600,385
Surrenders and terminations	(3,396,601)	(797,925,984)	(158,798,818)	(2,297,473)	(398,855,286)	(2,948,974)	(37,708,185)
Transfers between Investment Divisions	(3,261,295)	356,130,822	69,784,000	1,358,097	(154,915,234)	(1,767,644)	(180,728,632)
Contract owner charges	(852,884)	(143,921,168)	(27,401,814)	(706,194)	(60,220,774)	(860,997)	(5,843,773)
Net change in net assets
from contract transactions	(2,909,337)	(56,843,191)	(44,719,864)	2,029,398	(567,171,387)	(4,238,954)	(201,680,205)

Net change in net assets	6,476,253	2,284,894,661	246,042,843	9,924,745	364,398,958	9,339,894	(249,143,519)

Net assets beginning of year	62,832,978	9,739,079,611	2,099,400,225	50,199,020	4,136,699,650	55,756,332	614,566,036

Net assets end of year	$69,309,231	$12,023,974,272	$2,345,443,068	$60,123,765	$4,501,098,608	$65,096,226	$365,422,517

Contract unit transactions
Units outstanding at beginning of year	1,073,052	283,502,568	56,718,556	1,025,869	279,586,248	3,539,034	31,096,466
Units issued	224,594	43,372,882	8,561,962	257,379	14,395,364	297,605	4,173,656
Units redeemed	(271,988)	(45,049,402)	(9,794,217)	(217,526)	(49,036,780)	(546,800)	(14,997,454)
Units outstanding at end of year	1,025,658	281,826,048	55,486,301	1,065,722	244,944,832	3,289,839	20,272,668
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$13,775,189	$1,673,601,622	$330,867,671	$13,037,118	$239,431,884	$5,349,420	$77,345,250
Proceeds from sales	$16,969,286	$1,869,687,407	$403,396,394	$11,242,541	$863,214,326	$9,846,489	$284,734,725

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Operations
Net investment income (loss)	$(37,994)	$(4,745,652)	$(36,954)	$(23,132,602)	$(114,983)	$(35,379)	$(2,863,651)
Net realized gain (loss) on investments in Funds	(253,670)	16,140,686	133,464	87,498,845	638,127	(254,904)	5,289,057
Net change in unrealized appreciation
(depreciation) on investments in Funds	(570,978)	58,032,214	1,732,436	110,794,786	2,570,248	1,948,242	48,471,219
Net change in net assets
from operations	(862,642)	69,427,248	1,828,946	175,161,029	3,093,392	1,657,959	50,896,625

Contract transactions
Purchase payments	382,681	11,668,022	169,801	44,265,904	2,326,043	508,249	12,840,394
Surrenders and terminations	(1,141,848)	(32,659,184)	(240,316)	(133,896,650)	(1,393,177)	(322,495)	(11,950,437)
Transfers between Investment Divisions	(1,390,163)	(441,490)	193,714	(144,962,343)	(606,714)	2,741,758	24,588,395
Contract owner charges	(133,013)	(3,917,589)	(84,912)	(24,660,527)	(337,003)	(3,799)	(3,170,810)
Net change in net assets
from contract transactions	(2,282,343)	(25,350,241)	38,287	(259,253,616)	(10,851)	2,923,713	22,307,542

Net change in net assets	(3,144,985)	44,077,007	1,867,233	(84,092,587)	3,082,541	4,581,672	73,204,167

Net assets beginning of year	11,362,357	332,526,045	8,063,855	1,830,613,629	25,729,928	3,236,390	201,680,304

Net assets end of year	$8,217,372	$376,603,052	$9,931,088	$1,746,521,042	$28,812,469	$7,818,062	$274,884,471

Contract unit transactions
Units outstanding at beginning of year	570,809	12,028,714	215,725	58,823,019	650,652	414,040	12,148,778
Units issued	236,743	1,573,363	60,087	5,409,742	165,354	628,386	4,844,588
Units redeemed	(360,085)	(2,433,107)	(59,509)	(13,698,388)	(165,543)	(327,744)	(3,672,458)
Units outstanding at end of year	447,467	11,168,970	216,303	50,534,373	650,463	714,682	13,320,908
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,459,100	$49,642,521	$2,459,682	$175,211,252	$6,702,565	$5,683,112	$89,904,430
Proceeds from sales	$6,779,437	$79,738,414	$2,458,348	$457,597,469	$6,828,399	$2,794,778	$70,460,539

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(47,421)	$(2,567,567)	$76,992	$(454,183)	$(148,422)	$(7,020,268)	$(40,148)
Net realized gain (loss) on investments in Funds	77,590	23,414,685	253,389	571,459	164,229	1,112,209	(20,529)
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,518,929	128,094,037	3,414,327	(3,685,880)	1,139,107	49,755,507	930,843
Net change in net assets
from operations	2,549,098	148,941,155	3,744,708	(3,568,604)	1,154,914	43,847,448	870,166

Contract transactions
Purchase payments	1,482,741	50,752,946	2,123,124	1,751,523	1,125,027	16,189,484	1,048,750
Surrenders and terminations	(417,941)	(40,890,524)	(336,729)	(4,686,273)	(912,373)	(49,293,450)	(1,413,300)
Transfers between Investment Divisions	905,650	327,370,685	4,771,856	(16,442,768)	18,121,326	50,994,349	580,877
Contract owner charges	(112,241)	(8,200,490)	(199,289)	(25,341)	(4,135)	(7,161,258)	(90,584)
Net change in net assets
from contract transactions	1,858,209	329,032,617	6,358,962	(19,402,859)	18,329,845	10,729,125	125,743

Net change in net assets	4,407,307	477,973,772	10,103,670	(22,971,463)	19,484,759	54,576,573	995,909

Net assets beginning of year	9,110,107	361,222,506	9,160,679	60,992,386	6,593,942	516,279,646	8,792,602

Net assets end of year	$13,517,414	$839,196,278	$19,264,349	$38,020,923	$26,078,701	$570,856,219	$9,788,511

Contract unit transactions
Units outstanding at beginning of year	515,034	25,407,898	606,336	6,287,359	714,446	46,071,317	682,605
Units issued	160,359	30,698,242	742,930	895,559	3,407,200	12,755,010	261,716
Units redeemed	(68,397)	(10,880,062)	(378,431)	(2,991,002)	(1,600,188)	(11,879,676)	(252,317)
Units outstanding at end of year	606,996	45,226,078	970,835	4,191,916	2,521,458	46,946,651	692,004
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,217,256	$548,650,755	$13,820,918	$8,405,479	$33,981,392	$147,977,428	$3,486,518
Proceeds from sales	$1,406,467	$191,355,613	$6,696,620	$28,262,521	$15,799,970	$144,268,571	$3,400,923

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(20,360,437)	$(182,553)	$(9,465,668)	$(122,311)	$(5,295,615)	$(59,114)	$(13,619,072)
Net realized gain (loss) on investments in Funds	55,016,709	1,453,351	1,030,083	72,490	(9,191,303)	(213,059)	(7,223,223)
Net change in unrealized appreciation
(depreciation) on investments in Funds	98,864,964	2,782,692	62,060,008	2,478,744	40,678,896	1,281,261	46,288,969
Net change in net assets
from operations	133,521,236	4,053,490	53,624,423	2,428,923	26,191,978	1,009,088	25,446,674

Contract transactions
Purchase payments	137,396,539	4,317,751	43,916,785	2,883,663	20,884,204	802,423	26,528,937
Surrenders and terminations	(106,373,259)	(2,704,355)	(61,531,578)	(2,257,159)	(37,286,294)	(809,241)	(98,535,191)
Transfers between Investment Divisions	(125,008,278)	(5,477,056)	138,734,797	8,231,423	26,153,120	3,133,502	(62,137,761)
Contract owner charges	(20,247,391)	(597,477)	(8,777,398)	(298,270)	(5,165,000)	(139,473)	(14,148,352)
Net change in net assets
from contract transactions	(114,232,389)	(4,461,137)	112,342,606	8,559,657	4,586,030	2,987,211	(148,292,367)

Net change in net assets	19,288,847	(407,647)	165,967,029	10,988,580	30,778,008	3,996,299	(122,845,693)

Net assets beginning of year	1,630,195,763	43,785,249	687,962,106	24,086,752	416,086,638	11,986,993	1,089,526,660

Net assets end of year	$1,649,484,610	$43,377,602	$853,929,135	$35,075,332	$446,864,646	$15,983,292	$966,680,967

Contract unit transactions
Units outstanding at beginning of year	51,416,385	1,477,117	68,880,729	2,275,971	37,038,464	992,509	76,012,464
Units issued	16,249,389	515,300	25,606,801	1,341,990	10,198,386	474,402	6,715,454
Units redeemed	(20,022,316)	(678,067)	(14,616,413)	(559,562)	(9,874,374)	(236,483)	(17,058,399)
Units outstanding at end of year	47,643,458	1,314,350	79,871,117	3,058,399	37,362,476	1,230,428	65,669,519
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$528,290,242	$15,969,989	$261,580,248	$14,670,163	$117,657,744	$5,907,283	$98,204,203
Proceeds from sales	$662,883,068	$20,613,678	$158,703,310	$6,232,817	$118,367,329	$2,979,185	$260,115,642

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(73,386)	$(14,149,868)	$(60,720)	$(14,143,116)	$(43,094)	$(6,504,051)	$(38,188)
Net realized gain (loss) on investments in Funds	(176,654)	16,742,337	304,770	8,668,737	55,834	(7,305,489)	(125,200)
Net change in unrealized appreciation
(depreciation) on investments in Funds	874,151	118,162,889	1,471,525	122,312,081	1,150,616	40,837,375	777,085
Net change in net assets
from operations	624,111	120,755,358	1,715,575	116,837,702	1,163,356	27,027,835	613,697

Contract transactions
Purchase payments	1,411,605	31,426,121	807,156	25,481,135	1,622,612	22,586,854	1,376,464
Surrenders and terminations	(1,515,270)	(114,281,987)	(830,325)	(104,062,186)	(889,043)	(44,877,618)	(529,821)
Transfers between Investment Divisions	132,358	(24,270,469)	(234,722)	20,990,311	973,308	43,217,880	461,737
Contract owner charges	(193,295)	(13,437,860)	(150,867)	(13,497,743)	(100,314)	(6,493,839)	(86,614)
Net change in net assets
from contract transactions	(164,602)	(120,564,195)	(408,758)	(71,088,483)	1,606,563	14,433,277	1,221,766

Net change in net assets	459,509	191,163	1,306,817	45,749,219	2,769,919	41,461,112	1,835,463

Net assets beginning of year	16,185,832	1,107,784,807	15,142,876	1,070,549,585	8,282,654	498,969,973	8,236,360

Net assets end of year	$16,645,341	$1,107,975,970	$16,449,693	$1,116,298,804	$11,052,573	$540,431,085	$10,071,823

Contract unit transactions
Units outstanding at beginning of year	912,445	96,408,680	1,322,557	48,094,288	263,191	30,933,751	621,953
Units issued	297,983	15,421,295	658,755	5,819,981	169,979	7,479,336	278,201
Units redeemed	(304,996)	(25,527,408)	(724,519)	(8,921,203)	(119,798)	(6,617,725)	(174,825)
Units outstanding at end of year	905,432	86,302,567	1,256,793	44,993,066	313,372	31,795,362	725,329
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$5,321,673	$188,901,003	$8,627,082	$136,923,041	$5,485,411	$122,695,279	$3,661,406
Proceeds from sales	$5,559,661	$323,615,066	$9,096,561	$222,154,640	$3,921,942	$114,766,054	$2,477,827

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$(5,003,681)	$(19,631)	$(27,412,316)	$(41,293)	$(4,911,610)	$(15,658)	$(132,310,082)
Net realized gain (loss) on investments in Funds	2,441,026	67,272	104,087,215	154,873	10,616,539	(1,245)	288,031,060
Net change in unrealized appreciation
(depreciation) on investments in Funds	57,480,388	677,115	113,813,172	1,041,525	60,535,101	583,307	1,522,419,856
Net change in net assets
from operations	54,917,733	724,756	190,488,071	1,155,105	66,240,030	566,404	1,678,140,834

Contract transactions
Purchase payments	7,993,152	289,006	12,278,093	866,383	25,718,960	700,269	716,569,020
Surrenders and terminations	(34,035,503)	(334,426)	(204,465,411)	(1,335,797)	(49,034,103)	(354,856)	(721,880,313)
Transfers between Investment Divisions	(5,913,990)	(478,534)	(30,960,062)	(109,915)	27,449,942	26,842	711,936,905
Contract owner charges	(4,996,501)	(65,608)	(18,324,240)	(73,147)	(2,304,191)	(42,325)	(126,380,526)
Net change in net assets
from contract transactions	(36,952,842)	(589,562)	(241,471,620)	(652,476)	1,830,608	329,930	580,245,086

Net change in net assets	17,964,891	135,194	(50,983,549)	502,629	68,070,638	896,334	2,258,385,920

Net assets beginning of year	380,971,916	4,499,490	2,005,152,880	10,213,108	414,345,170	3,194,019	9,618,485,115

Net assets end of year	$398,936,807	$4,634,684	$1,954,169,331	$10,715,737	$482,415,808	$4,090,353	$11,876,871,035

Contract unit transactions
Units outstanding at beginning of year	19,523,401	186,178	71,690,172	277,404	32,200,241	227,981	466,854,274
Units issued	2,588,830	40,340	2,249,636	46,486	6,367,363	103,906	88,248,626
Units redeemed	(4,454,642)	(62,561)	(10,747,509)	(63,027)	(6,218,858)	(82,724)	(62,389,681)
Units outstanding at end of year	17,657,589	163,957	63,192,299	260,863	32,348,746	249,163	492,713,219
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$54,101,384	$1,003,530	$65,257,000	$1,733,106	$87,162,901	$1,580,643	$1,975,000,328
Proceeds from sales	$96,057,907	$1,612,722	$334,140,937	$2,426,876	$90,243,903	$1,266,371	$1,527,065,324

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Operations
Net investment income (loss)	$(962,873)	$(87,112,157)	$(364,787)	$(60,269,709)	$(205,307)	$(14,539,175)	$(131,591)
Net realized gain (loss) on investments in Funds	5,121,701	240,872,521	1,028,851	191,154,613	879,788	(467,801)	294
Net change in unrealized appreciation
(depreciation) on investments in Funds	32,819,079	2,312,000,415	31,047,569	633,341,211	7,694,207	53,786,667	1,562,173
Net change in net assets
from operations	36,977,907	2,465,760,779	31,711,633	764,226,115	8,368,688	38,779,691	1,430,876

Contract transactions
Purchase payments	21,905,953	184,276,678	2,926,717	136,225,179	3,247,447	53,137,433	2,663,395
Surrenders and terminations	(11,104,832)	(504,682,104)	(3,483,906)	(338,766,047)	(2,334,760)	(123,987,148)	(2,553,751)
Transfers between Investment Divisions	6,271,344	(28,282,404)	(2,281,034)	(30,228,416)	545,486	(73,478,847)	270,879
Contract owner charges	(2,800,737)	(96,623,295)	(1,197,428)	(70,302,892)	(666,942)	(14,188,790)	(304,148)
Net change in net assets
from contract transactions	14,271,728	(445,311,125)	(4,035,651)	(303,072,176)	791,231	(158,517,352)	76,375

Net change in net assets	51,249,635	2,020,449,654	27,675,982	461,153,939	9,159,919	(119,737,661)	1,507,251

Net assets beginning of year	193,864,228	5,476,453,219	67,433,158	4,318,981,629	42,182,621	1,214,948,757	30,771,549

Net assets end of year	$245,113,863	$7,496,902,873	$95,109,140	$4,780,135,568	$51,342,540	$1,095,211,096	$32,278,800

Contract unit transactions
Units outstanding at beginning of year	8,905,484	63,842,465	539,310	30,496,074	200,604	119,354,480	2,435,701
Units issued	2,140,752	6,790,456	108,596	2,485,091	44,087	21,589,076	1,036,195
Units redeemed	(1,540,674)	(10,928,739)	(131,846)	(4,527,053)	(39,944)	(37,281,452)	(1,030,918)
Units outstanding at end of year	9,505,562	59,704,182	516,060	28,454,112	204,747	103,662,104	2,440,978
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$50,878,168	$737,957,431	$17,270,507	$389,764,660	$10,028,335	$223,615,992	$13,325,352
Proceeds from sales	$37,569,313	$1,270,380,713	$21,670,945	$753,106,545	$9,442,410	$396,672,520	$13,380,567

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,912,837)	$(16,995)	$(34,273,964)	$(231,620)	$(23,034,955)	$(212,877)	$(5,715,172)
Net realized gain (loss) on investments in Funds	867,520	(25,545)	94,698,809	1,021,158	(729,374)	609,274	1,123,832
Net change in unrealized appreciation
(depreciation) on investments in Funds	19,359,527	519,768	203,227,079	5,167,891	239,447,091	6,311,493	44,115,789
Net change in net assets
from operations	18,314,210	477,228	263,651,924	5,957,429	215,682,762	6,707,890	39,524,449

Contract transactions
Purchase payments	11,488,396	223,811	69,897,525	3,166,475	61,581,385	4,183,149	34,597,841
Surrenders and terminations	(12,897,912)	(234,185)	(197,242,625)	(3,122,860)	(127,934,286)	(3,218,594)	(31,402,497)
Transfers between Investment Divisions	29,748,734	484,167	(139,200,102)	(1,233,317)	(18,097,066)	(2,800,941)	7,712,369
Contract owner charges	(1,881,876)	(41,222)	(34,805,818)	(662,062)	(25,545,325)	(690,413)	(5,923,389)
Net change in net assets
from contract transactions	26,457,342	432,571	(301,351,020)	(1,851,764)	(109,995,292)	(2,526,799)	4,984,324

Net change in net assets	44,771,552	909,799	(37,699,096)	4,105,665	105,687,470	4,181,091	44,508,773

Net assets beginning of year	129,834,077	3,527,459	2,745,937,470	51,730,710	1,745,568,176	47,813,685	450,798,540

Net assets end of year	$174,605,629	$4,437,258	$2,708,238,374	$55,836,375	$1,851,255,646	$51,994,776	$495,307,313

Contract unit transactions
Units outstanding at beginning of year	12,817,531	331,402	63,725,878	882,369	145,407,588	3,717,849	42,458,808
Units issued	9,181,025	107,678	5,775,535	196,613	13,348,957	657,956	7,245,095
Units redeemed	(6,629,403)	(72,478)	(12,698,111)	(226,550)	(22,121,478)	(837,380)	(6,819,922)
Units outstanding at end of year	15,369,153	366,602	56,803,302	852,432	136,635,067	3,538,425	42,883,981
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$98,341,519	$1,247,408	$257,584,403	$11,659,555	$169,431,544	$8,956,002	$79,505,593
Proceeds from sales	$73,797,014	$831,832	$593,209,387	$13,742,939	$302,461,791	$11,695,679	$80,236,441

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(73,032)	$(9,692,681)	$(154,093)	$(11,483)	$(7,215,743)	$(71,292)	$(696,890)
Net realized gain (loss) on investments in Funds	74,893	4,004,623	331,390	(305,434)	58,489,983	1,303,679	943,188
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,611,328	88,026,916	3,751,684	(156,164)	23,889,623	1,211,874	2,690,623
Net change in net assets
from operations	1,613,189	82,338,858	3,928,981	(473,081)	75,163,863	2,444,261	2,936,921

Contract transactions
Purchase payments	1,421,654	47,279,838	2,293,425	101,119	35,396,839	2,147,707	1,606,209
Surrenders and terminations	(993,576)	(49,951,464)	(4,418,500)	(136,185)	(34,171,810)	(848,943)	(3,938,356)
Transfers between Investment Divisions	(1,568,144)	(6,191,403)	(2,913,292)	839,586	71,411,367	774,640	(2,574,836)
Contract owner charges	(181,757)	(10,525,962)	(394,932)	(492)	(7,949,010)	(208,994)	(666,101)
Net change in net assets
from contract transactions	(1,321,823)	(19,388,991)	(5,433,299)	804,028	64,687,386	1,864,410	(5,573,084)

Net change in net assets	291,366	62,949,867	(1,504,318)	330,947	139,851,249	4,308,671	(2,636,163)

Net assets beginning of year	17,005,364	769,601,947	34,615,081	440,825	483,146,300	13,179,048	58,425,837

Net assets end of year	$17,296,730	$832,551,814	$33,110,763	$771,772	$622,997,549	$17,487,719	$55,789,674

Contract unit transactions
Units outstanding at beginning of year	1,501,461	68,092,265	2,870,439	42,637	27,222,318	669,079	5,033,016
Units issued	209,428	7,760,225	344,466	378,865	9,692,332	349,992	2,113,731
Units redeemed	(323,396)	(9,453,783)	(768,319)	(329,711)	(6,385,530)	(255,842)	(2,578,475)
Units outstanding at end of year	1,387,493	66,398,707	2,446,586	91,791	30,529,120	763,229	4,568,272
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$2,475,103	$91,774,493	$4,315,539	$4,177,380	$271,140,258	$9,993,254	$24,674,730
Proceeds from sales	$3,869,958	$120,856,165	$9,902,931	$3,384,835	$129,713,618	$5,691,394	$30,944,704

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$(10,862)	$(4,576,347)	$(17,753)	$(7,414,571)	$(33,017)	$(103,618,703)	$(305,104)
Net realized gain (loss) on investments in Funds	22,108	(22,965,846)	(174,635)	(21,969,887)	(717,797)	270,449,561	819,103
Net change in unrealized appreciation
(depreciation) on investments in Funds	138,129	52,283,026	535,579	90,728,267	2,046,271	725,681,597	8,237,264
Net change in net assets
from operations	149,375	24,740,833	343,191	61,343,809	1,295,457	892,512,455	8,751,263

Contract transactions
Purchase payments	130,172	4,868,551	222,104	6,480,792	457,986	363,612,300	6,543,407
Surrenders and terminations	(102,721)	(36,217,297)	(250,813)	(49,324,567)	(315,248)	(708,614,362)	(3,807,936)
Transfers between Investment Divisions	(55,523)	(9,104,088)	92,164	(4,873,309)	175,836	(69,798,151)	(886,008)
Contract owner charges	(22,698)	(4,337,511)	(38,339)	(7,680,861)	(149,998)	(112,390,594)	(958,631)
Net change in net assets
from contract transactions	(50,770)	(44,790,345)	25,116	(55,397,945)	168,576	(527,190,807)	890,832

Net change in net assets	98,605	(20,049,512)	368,307	5,945,864	1,464,033	365,321,648	9,642,095

Net assets beginning of year	2,425,644	375,600,359	3,935,388	564,662,373	9,985,366	7,967,405,990	67,410,611

Net assets end of year	$2,524,249	$355,550,847	$4,303,695	$570,608,237	$11,449,399	$8,332,727,638	$77,052,706

Contract unit transactions
Units outstanding at beginning of year	195,626	40,125,504	364,943	25,739,418	303,390	133,762,683	781,514
Units issued	80,916	2,878,528	153,125	2,024,497	79,394	10,916,876	95,095
Units redeemed	(85,223)	(7,603,768)	(150,032)	(4,420,522)	(73,959)	(19,512,263)	(84,470)
Units outstanding at end of year	191,319	35,400,264	368,036	23,343,393	308,825	125,167,296	792,139
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,012,616	$27,616,234	$1,686,642	$47,140,395	$2,699,688	$689,601,100	$8,576,107
Proceeds from sales	$1,074,248	$76,982,926	$1,679,280	$109,952,912	$2,564,129	$1,320,410,609	$7,990,379

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(8,856,175)	$(104,426)	$(8,018,287)	$(16,861)	$82,467,631	$2,627,950	$(9,517,154)
Net realized gain (loss) on investments in Funds	39,128,966	1,195,012	(11,710,798)	(49,784)	—	—	42,774,444
Net change in unrealized appreciation
(depreciation) on investments in Funds	485,255	397,013	67,090,624	442,626	—	—	18,091,209
Net change in net assets
from operations	30,758,046	1,487,599	47,361,539	375,981	82,467,631	2,627,950	51,348,499

Contract transactions
Purchase payments	28,885,198	1,763,909	5,756,554	290,220	536,722,596	13,556,909	22,791,651
Surrenders and terminations	(42,467,139)	(1,758,579)	(58,516,906)	(270,771)	(694,449,568)	(23,791,669)	(55,370,817)
Transfers between Investment Divisions	(109,578,207)	(1,190,823)	9,307,518	141,296	(192,540,092)	4,278,242	(93,941,068)
Contract owner charges	(9,508,911)	(308,881)	(8,191,825)	(45,255)	(36,260,121)	(734,033)	(10,237,409)
Net change in net assets
from contract transactions	(132,669,059)	(1,494,374)	(51,644,659)	115,490	(386,527,185)	(6,690,551)	(136,757,643)

Net change in net assets	(101,911,013)	(6,775)	(4,283,120)	491,471	(304,059,554)	(4,062,601)	(85,409,144)

Net assets beginning of year	764,288,850	23,885,445	623,373,536	3,743,386	2,896,396,661	64,474,671	783,404,882

Net assets end of year	$662,377,837	$23,878,670	$619,090,416	$4,234,857	$2,592,337,107	$60,412,070	$697,995,738

Contract unit transactions
Units outstanding at beginning of year	51,176,961	1,509,415	39,583,370	195,180	244,019,921	3,831,227	15,524,615
Units issued	8,168,116	435,598	3,182,263	35,181	132,154,229	3,975,489	1,753,785
Units redeemed	(17,242,651)	(528,397)	(6,419,784)	(28,566)	(164,450,356)	(4,361,514)	(4,486,495)
Units outstanding at end of year	42,102,426	1,416,616	36,345,849	201,795	211,723,794	3,445,202	12,791,905
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$122,079,939	$6,867,454	$50,540,595	$682,621	$1,708,734,383	$70,239,196	$89,833,887
Proceeds from sales	$263,605,173	$8,466,254	$110,203,541	$583,991	$2,012,793,937	$74,301,797	$236,108,684

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(43,299)
Net realized gain (loss) on investments in Funds	367,300
Net change in unrealized appreciation
(depreciation) on investments in Funds	585,850
Net change in net assets
from operations	909,851

Contract transactions
Purchase payments	458,758
Surrenders and terminations	(211,094)
Transfers between Investment Divisions	(3,024,260)
Contract owner charges	(100,598)
Net change in net assets
from contract transactions	(2,877,194)

Net change in net assets	(1,967,343)

Net assets beginning of year	11,956,395

Net assets end of year	$9,989,052

Contract unit transactions
Units outstanding at beginning of year	180,004
Units issued	23,246
Units redeemed	(64,842)
Units outstanding at end of year	138,408
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,554,008
Proceeds from sales	$4,474,501

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(17,607,217)	$(60,180)	$(9,096)	$(7,215,600)	$(29,349)	$(2,245)	$(34,474,505)
Net realized gain (loss) on investments in Funds	59,938,261	136,829	(21,044)	(39,811)	(109,537)	(10,940)	85,864,429
Net change in unrealized appreciation
(depreciation) on investments in Funds	(387,758,293)	(3,255,164)	(242,644)	(91,902,367)	(863,178)	(103,366)	(618,465,342)
Net change in net assets
from operations	(345,427,249)	(3,178,515)	(272,784)	(99,157,778)	(1,002,064)	(116,551)	(567,075,418)

Contract transactions
Purchase payments	68,109,980	1,932,717	4,684,524	57,522,299	1,151,248	548,342	80,936,718
Surrenders and terminations	(87,605,279)	(343,836)	(51,910)	(62,077,220)	(487,177)	(17,108)	(193,580,328)
Transfers between Investment Divisions	(60,265,478)	(1,129,870)	(202,986)	(66,305,527)	(938,653)	41,411	881,011,229
Contract owner charges	(17,964,489)	(220,180)	(979)	(4,942,145)	(54,751)	(207)	(35,267,814)
Net change in net assets
from contract transactions	(97,725,266)	238,831	4,428,649	(75,802,593)	(329,333)	572,438	733,099,805

Net change in net assets	(443,152,515)	(2,939,684)	4,155,865	(174,960,371)	(1,331,397)	455,887	166,024,387

Net assets beginning of year	1,696,278,925	15,790,380	498,847	716,759,718	7,336,510	430,495	2,514,907,754

Net assets end of year	$1,253,126,410	$12,850,696	$4,654,712	$541,799,347	$6,005,113	$886,382	$2,680,932,141

Contract unit transactions
Units outstanding at beginning of year	80,303,394	777,246	37,687	53,999,621	509,658	32,978	117,796,713
Units issued	8,928,835	222,579	487,997	11,600,027	193,307	76,620	64,907,352
Units redeemed	(14,223,817)	(208,393)	(44,618)	(18,050,065)	(221,569)	(9,620)	(25,715,026)
Units outstanding at end of year	75,008,412	791,432	481,066	47,549,583	481,396	99,978	156,989,039

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(74,559)	$76,123	$775,560	$93,496	$572,671	$111,292	$777,945
Net realized gain (loss) on investments in Funds	225,332	(31,612)	19,221,428	449,832	7,984,159	253,019	15,842,715
Net change in unrealized appreciation
(depreciation) on investments in Funds	(3,835,670)	(254,056)	(69,410,358)	(1,669,065)	(35,767,885)	(1,484,718)	(66,710,345)
Net change in net assets
from operations	(3,684,897)	(209,545)	(49,413,370)	(1,125,737)	(27,211,055)	(1,120,407)	(50,089,685)

Contract transactions
Purchase payments	1,011,911	2,591,369	18,547,613	832,248	19,627,786	1,096,981	21,015,832
Surrenders and terminations	(1,392,802)	(29,681)	(16,432,679)	(106,846)	(14,580,727)	(187,845)	(22,414,583)
Transfers between Investment Divisions	3,588,509	217,945	2,812,865	410,762	(4,539,749)	(339,807)	(8,799,957)
Contract owner charges	(205,068)	(814)	(1,745,333)	(91,159)	(1,240,233)	(85,323)	(1,539,578)
Net change in net assets
from contract transactions	3,002,550	2,778,819	3,182,466	1,045,005	(732,923)	484,006	(11,738,286)

Net change in net assets	(682,347)	2,569,274	(46,230,904)	(80,732)	(27,943,978)	(636,401)	(61,827,971)

Net assets beginning of year	18,309,471	878,733	303,039,567	7,087,918	195,054,940	8,028,472	328,502,311

Net assets end of year	$17,627,124	$3,448,007	$256,808,663	$7,007,186	$167,110,962	$7,392,071	$266,674,340

Contract unit transactions
Units outstanding at beginning of year	879,006	54,460	13,898,874	341,456	12,751,742	512,998	17,422,082
Units issued	362,103	308,263	2,642,861	131,772	2,983,324	152,231	2,790,208
Units redeemed	(206,354)	(82,788)	(2,448,775)	(71,247)	(3,010,393)	(121,386)	(3,487,300)
Units outstanding at end of year	1,034,755	279,935	14,092,960	401,981	12,724,673	543,843	16,724,990

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$93,806	$(7,578)	$(28,648,572)	$(48,448)	$(51,361,145)	$(49,394)	$(2,226,548)
Net realized gain (loss) on investments in Funds	347,254	(48,205)	45,064,155	689,028	127,019,948	26,176	390,393
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,560,482)	(155,557)	(420,760,939)	(2,659,662)	(859,458,948)	(1,949,081)	(25,075,347)
Net change in net assets
from operations	(1,119,422)	(211,340)	(404,345,356)	(2,019,082)	(783,800,145)	(1,972,299)	(26,911,502)

Contract transactions
Purchase payments	828,786	1,552,988	71,324,382	900,003	73,000,975	1,354,377	8,148,715
Surrenders and terminations	(232,719)	(26,529)	(199,300,078)	(4,255,742)	(347,411,819)	(302,775)	(19,785,876)
Transfers between Investment Divisions	565,035	81,681	(43,421,455)	(1,407,546)	(90,084,282)	1,236,891	(1,378,839)
Contract owner charges	(91,074)	(807)	(28,601,069)	(101,988)	(51,294,126)	(135,764)	(709,189)
Net change in net assets
from contract transactions	1,070,028	1,607,333	(199,998,220)	(4,865,273)	(415,789,252)	2,152,729	(13,725,189)

Net change in net assets	(49,394)	1,395,993	(604,343,576)	(6,884,355)	(1,199,589,397)	180,430	(40,636,691)

Net assets beginning of year	6,997,860	1,234,910	2,601,061,963	16,675,875	4,753,181,346	11,015,295	232,331,267

Net assets end of year	$6,948,466	$2,630,903	$1,996,718,387	$9,791,520	$3,553,591,949	$11,195,725	$191,694,576

Contract unit transactions
Units outstanding at beginning of year	378,963	87,474	160,810,213	948,402	236,460,384	580,091	20,779,331
Units issued	98,179	204,780	13,890,108	181,311	13,455,912	195,492	4,064,024
Units redeemed	(39,277)	(82,114)	(28,046,498)	(468,966)	(37,255,507)	(80,882)	(5,459,625)
Units outstanding at end of year	437,865	210,140	146,653,823	660,747	212,660,789	694,701	19,383,730

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Operations
Net investment income (loss)	$(14,802)	$(2,850,349)	$72,725	$(607,818)	$42,102	$(5,048,816)	$(59,162)
Net realized gain (loss) on investments in Funds	(74,539)	47,242,207	252,626	27,597,082	380,480	9,362,917	36,944
Net change in unrealized appreciation
(depreciation) on investments in Funds	(273,628)	(248,948,557)	(2,912,630)	(187,129,318)	(1,772,248)	(84,663,604)	(2,420,463)
Net change in net assets
from operations	(362,969)	(204,556,699)	(2,587,279)	(160,140,054)	(1,349,666)	(80,349,503)	(2,442,681)

Contract transactions
Purchase payments	1,201,046	12,872,148	632,779	12,341,286	511,407	41,081,201	1,993,668
Surrenders and terminations	(71,959)	(47,294,049)	(319,560)	(24,510,028)	(92,222)	(18,089,939)	(448,970)
Transfers between Investment Divisions	527,502	(8,932,931)	(316,984)	5,570,751	639,067	9,468,950	655,759
Contract owner charges	(50,607)	(7,826,179)	(106,627)	(4,962,982)	(48,725)	(5,451,486)	(166,989)
Net change in net assets
from contract transactions	1,605,982	(51,181,011)	(110,392)	(11,560,973)	1,009,527	27,008,726	2,033,468

Net change in net assets	1,243,013	(255,737,710)	(2,697,671)	(171,701,027)	(340,139)	(53,340,777)	(409,213)

Net assets beginning of year	2,847,425	829,523,242	10,533,446	516,745,510	4,185,157	446,998,151	13,679,838

Net assets end of year	$4,090,438	$573,785,532	$7,835,775	$345,044,483	$3,845,018	$393,657,374	$13,270,625

Contract unit transactions
Units outstanding at beginning of year	238,872	54,570,054	562,362	33,205,585	258,423	22,345,771	645,200
Units issued	274,679	7,219,523	173,584	6,014,577	130,342	7,626,196	347,261
Units redeemed	(129,760)	(11,344,211)	(185,180)	(6,927,213)	(46,696)	(6,119,222)	(242,189)
Units outstanding at end of year	383,791	50,445,366	550,766	32,292,949	342,069	23,852,745	750,272

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A(a)
Operations
Net investment income (loss)	$(24,496,386)	$(134,195)	$(14,533,561)	$(62,124)	$(1,145,428)	$(5,837)	$(15,782)
Net realized gain (loss) on investments in Funds	41,115,692	(1,521,597)	14,865,675	71,144	6,493,579	(31,057)	(19,392)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(838,929,530)	(10,819,329)	(167,350,669)	(1,861,618)	(60,655,769)	(164,475)	(17,655)
Net change in net assets
from operations	(822,310,224)	(12,475,121)	(167,018,555)	(1,852,598)	(55,307,618)	(201,369)	(52,829)

Contract transactions
Purchase payments	66,270,955	2,222,446	35,505,972	1,842,981	42,952,572	1,709,173	1,533,742
Surrenders and terminations	(106,179,875)	(1,556,115)	(69,811,342)	(592,986)	(8,629,805)	(59,077)	(22,342)
Transfers between Investment Divisions	(116,988,375)	(722,550)	5,616,057	632,671	2,388,490	123,177	2,126,028
Contract owner charges	(26,489,469)	(442,435)	(15,221,275)	(201,665)	(3,135,881)	(988)	(17,974)
Net change in net assets
from contract transactions	(183,386,764)	(498,654)	(43,910,588)	1,681,001	33,575,376	1,772,285	3,619,454

Net change in net assets	(1,005,696,988)	(12,973,775)	(210,929,143)	(171,597)	(21,732,242)	1,570,916	3,566,625

Net assets beginning of year	2,632,126,563	40,356,954	1,265,731,826	15,201,047	287,588,475	711,433	—

Net assets end of year	$1,626,429,575	$27,383,179	$1,054,802,683	$15,029,450	$265,856,233	$2,282,349	$3,566,625

Contract unit transactions
Units outstanding at beginning of year	27,831,897	301,004	43,047,573	409,438	14,364,181	46,278
Units issued	4,311,037	112,957	7,679,189	183,835	5,246,178	166,476	424,244
Units redeemed	(6,840,596)	(118,912)	(9,348,529)	(131,931)	(3,312,201)	(48,847)	(39,191)
Units outstanding at end of year	25,302,338	295,049	41,378,233	461,342	16,298,158	163,907	385,053

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/AB Sustainable Global Thematic Fund - Class I(a)	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Operations
Net investment income (loss)	$(431)	$(30,510,835)	$(196,191)	$(1,376,598)	$(12,259)	$(3,670,592)	$(30,619)
Net realized gain (loss) on investments in Funds	(22)	42,572,824	735,857	(3,752,730)	(69,147)	2,922,105	175,519
Net change in unrealized appreciation
(depreciation) on investments in Funds	260	(407,108,999)	(7,476,845)	(9,954,318)	(251,318)	(24,555,377)	(709,313)
Net change in net assets
from operations	(193)	(395,047,010)	(6,937,179)	(15,083,646)	(332,724)	(25,303,864)	(564,413)

Contract transactions
Purchase payments	10,288	256,108,173	4,684,857	41,817,649	1,614,880	48,937,139	963,466
Surrenders and terminations	—	(138,674,900)	(1,964,985)	(5,433,615)	(86,960)	(14,149,855)	(292,854)
Transfers between Investment Divisions	215,702	14,242,201	(455,764)	73,814,508	3,476,589	61,554,434	(38,030)
Contract owner charges	(907)	(32,708,883)	(576,531)	(1,257,785)	(21,730)	(3,717,151)	(86,965)
Net change in net assets
from contract transactions	225,083	98,966,591	1,687,577	108,940,757	4,982,779	92,624,567	545,617

Net change in net assets	224,890	(296,080,419)	(5,249,602)	93,857,111	4,650,055	67,320,703	(18,796)

Net assets beginning of year	—	2,604,564,254	48,506,493	59,610,970	1,655,662	255,934,128	6,987,070

Net assets end of year	$224,890	$2,308,483,835	$43,256,891	$153,468,081	$6,305,717	$323,254,831	$6,968,274

Contract unit transactions
Units outstanding at beginning of year		112,239,844	1,545,329	5,944,060	163,916	20,223,498	532,410
Units issued	24,254	24,239,661	445,489	17,261,585	675,629	12,370,817	204,157
Units redeemed	(99)	(19,729,503)	(396,314)	(5,424,854)	(122,697)	(4,632,283)	(161,162)
Units outstanding at end of year	24,155	116,750,002	1,594,504	17,780,791	716,848	27,962,032	575,405

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(4,930,563)	$(19,046)	$(8,364,380)	$(83,695)	$(8,338,118)	$(43,443)	$(41,886,521)
Net realized gain (loss) on investments in Funds	(8,296,006)	(138,314)	14,280,135	(40,625)	11,137,250	(378,992)	122,379,705
Net change in unrealized appreciation
(depreciation) on investments in Funds	(70,773,756)	(740,943)	(242,209,298)	(6,160,951)	(264,707,497)	(3,470,024)	(871,624,637)
Net change in net assets
from operations	(84,000,325)	(898,303)	(236,293,543)	(6,285,271)	(261,908,365)	(3,892,459)	(791,131,453)

Contract transactions
Purchase payments	7,248,819	780,193	52,102,938	2,199,014	26,495,649	1,653,416	204,047,045
Surrenders and terminations	(27,832,543)	(250,125)	(35,285,476)	(487,600)	(37,006,880)	(487,739)	(169,324,135)
Transfers between Investment Divisions	(15,539,059)	6,920	(40,457,423)	(2,164,660)	(8,939,643)	(980,045)	(70,948,976)
Contract owner charges	(5,232,185)	(38,234)	(7,490,258)	(273,566)	(9,464,360)	(135,668)	(47,025,172)
Net change in net assets
from contract transactions	(41,354,968)	498,754	(31,130,219)	(726,812)	(28,915,234)	49,964	(83,251,238)

Net change in net assets	(125,355,293)	(399,549)	(267,423,762)	(7,012,083)	(290,823,599)	(3,842,495)	(874,382,691)

Net assets beginning of year	454,546,608	4,712,844	916,808,705	25,150,214	857,882,165	13,156,311	3,918,413,767

Net assets end of year	$329,191,315	$4,313,295	$649,384,943	$18,138,131	$567,058,566	$9,313,816	$3,044,031,076

Contract unit transactions
Units outstanding at beginning of year	40,947,849	361,136	34,818,964	925,897	35,357,583	463,631	163,348,519
Units issued	4,509,959	142,729	6,989,008	270,199	5,969,415	181,957	24,726,608
Units redeemed	(8,857,010)	(101,267)	(8,495,393)	(299,444)	(7,584,422)	(178,862)	(28,817,632)
Units outstanding at end of year	36,600,798	402,598	33,312,579	896,652	33,742,576	466,726	159,257,495

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Operations
Net investment income (loss)	$(178,621)	$(41,401,063)	$(298,688)	$(107,709,881)	$(459,071)	$(18,134,614)	$(64,544)
Net realized gain (loss) on investments in Funds	551,542	107,037,003	962,672	435,734,577	3,264,627	3,735,993	(487,528)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(9,360,711)	(1,388,364,155)	(26,520,458)	(2,095,137,106)	(23,299,095)	(366,281,681)	(3,161,557)
Net change in net assets
from operations	(8,987,790)	(1,322,728,215)	(25,856,474)	(1,767,112,410)	(20,493,539)	(380,680,302)	(3,713,629)

Contract transactions
Purchase payments	5,641,820	401,529,737	10,269,506	646,759,274	13,575,894	45,380,197	2,260,513
Surrenders and terminations	(1,430,970)	(152,924,508)	(3,192,643)	(470,488,085)	(4,488,201)	(82,838,240)	(443,045)
Transfers between Investment Divisions	(1,708,835)	(1,758,627)	2,722,981	(224,174,535)	(7,645,214)	(9,486,605)	(390,146)
Contract owner charges	(560,117)	(43,920,540)	(965,363)	(119,092,438)	(1,607,191)	(18,787,559)	(193,301)
Net change in net assets
from contract transactions	1,941,898	202,926,062	8,834,481	(166,995,784)	(164,712)	(65,732,207)	1,234,021

Net change in net assets	(7,045,892)	(1,119,802,153)	(17,021,993)	(1,934,108,194)	(20,658,251)	(446,412,509)	(2,479,608)

Net assets beginning of year	46,894,839	4,201,243,944	80,963,219	9,906,526,280	121,750,121	1,723,832,488	16,618,764

Net assets end of year	$39,848,947	$3,081,441,791	$63,941,226	$7,972,418,086	$101,091,870	$1,277,419,979	$14,139,156

Contract unit transactions
Units outstanding at beginning of year	1,805,814	89,946,141	1,584,870	280,142,458	2,966,632	102,771,024	848,257
Units issued	557,608	28,178,802	754,186	40,788,957	775,631	13,736,801	343,864
Units redeemed	(457,161)	(22,402,993)	(542,590)	(46,300,307)	(782,425)	(18,709,988)	(277,931)
Units outstanding at end of year	1,906,261	95,721,950	1,796,466	274,631,108	2,959,838	97,797,837	914,190

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Operations
Net investment income (loss)	$(31,741,728)	$(95,595)	$(17,351,134)	$(105,262)	$(43,830,531)	$(165,588)	$(4,539,175)
Net realized gain (loss) on investments in Funds	85,733,468	435,045	28,665,993	(208,973)	210,244,754	1,131,766	2,981,502
Net change in unrealized appreciation
(depreciation) on investments in Funds	(583,164,385)	(4,820,064)	(396,703,614)	(6,286,131)	(539,904,275)	(4,631,935)	(34,820,985)
Net change in net assets
from operations	(529,172,645)	(4,480,614)	(385,388,755)	(6,600,366)	(373,490,052)	(3,665,757)	(36,378,658)

Contract transactions
Purchase payments	112,166,363	2,586,737	53,033,455	2,940,922	133,795,062	4,750,905	18,034,193
Surrenders and terminations	(170,030,522)	(1,947,754)	(68,934,105)	(1,318,924)	(218,115,133)	(1,215,524)	(28,259,846)
Transfers between Investment Divisions	(53,510,349)	(2,172,358)	(10,709,657)	350,423	13,822,811	2,658,451	27,742,906
Contract owner charges	(32,352,057)	(228,283)	(19,584,291)	(333,078)	(47,430,802)	(524,633)	(4,501,178)
Net change in net assets
from contract transactions	(143,726,565)	(1,761,658)	(46,194,598)	1,639,343	(117,928,062)	5,669,199	13,016,075

Net change in net assets	(672,899,210)	(6,242,272)	(431,583,353)	(4,961,023)	(491,418,114)	2,003,442	(23,362,583)

Net assets beginning of year	2,910,596,198	25,130,080	1,642,947,651	28,529,683	3,693,597,419	37,965,329	369,344,343

Net assets end of year	$2,237,696,988	$18,887,808	$1,211,364,298	$23,568,660	$3,202,179,305	$39,968,771	$345,981,760

Contract unit transactions
Units outstanding at beginning of year	145,684,630	1,162,864	89,362,996	1,326,932	119,992,684	1,054,856	26,173,998
Units issued	16,273,808	295,971	14,803,987	422,661	16,633,173	428,490	7,486,198
Units redeemed	(24,839,688)	(399,046)	(18,093,891)	(336,452)	(20,933,346)	(263,148)	(6,492,732)
Units outstanding at end of year	137,118,750	1,059,789	86,073,092	1,413,141	115,692,511	1,220,198	27,167,464

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(23,946)	$(6,319,494)	$100,630	$(9,666)	$(38,172,467)	$(81,153)	$(14,586,349)
Net realized gain (loss) on investments in Funds	118,341	(20,975,233)	(1,072,194)	(612,129)	91,908,484	443,315	65,692,960
Net change in unrealized appreciation
(depreciation) on investments in Funds	(517,137)	(382,386,383)	(10,178,859)	(303,629)	(625,134,847)	(3,751,151)	64,451,391
Net change in net assets
from operations	(422,742)	(409,681,110)	(11,150,423)	(925,424)	(571,398,830)	(3,388,989)	115,558,002

Contract transactions
Purchase payments	726,563	31,865,114	988,637	204,174	55,832,453	1,501,542	55,162,166
Surrenders and terminations	(240,677)	(33,816,480)	(575,874)	(25,689)	(218,975,511)	(1,127,300)	(82,781,876)
Transfers between Investment Divisions	735,801	(44,061,388)	(336,000)	702,584	(83,248,809)	(702,162)	367,346,320
Contract owner charges	(62,302)	(10,434,020)	(295,380)	(1,439)	(41,019,643)	(262,527)	(14,101,183)
Net change in net assets
from contract transactions	1,159,385	(56,446,774)	(218,617)	879,630	(287,411,510)	(590,447)	325,625,427

Net change in net assets	736,643	(466,127,884)	(11,369,040)	(45,794)	(858,810,340)	(3,979,436)	441,183,429

Net assets beginning of year	5,297,677	1,087,601,690	29,508,002	1,433,311	3,498,419,222	22,134,980	793,031,467

Net assets end of year	$6,034,320	$621,473,806	$18,138,962	$1,387,517	$2,639,608,882	$18,155,544	$1,234,214,896

Contract unit transactions
Units outstanding at beginning of year	364,382	66,347,173	1,737,685	162,148	196,889,869	1,093,501	76,028,611
Units issued	287,614	13,993,851	579,284	537,192	13,030,438	235,684	61,467,304
Units redeemed	(197,343)	(19,153,223)	(609,464)	(341,312)	(31,669,225)	(268,237)	(35,407,846)
Units outstanding at end of year	454,653	61,187,801	1,707,505	358,028	178,251,082	1,060,948	102,088,069

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(66,565)	$(37,298,824)	$(148,530)	$(62,005)	$170,244	$(4,825,245)	$(108,487)
Net realized gain (loss) on investments in Funds	687,026	167,200,657	(350,225)	(3,695,282)	(230,224)	13,897,835	(24,855)
Net change in unrealized appreciation
(depreciation) on investments in Funds	622,067	(1,651,669,396)	(16,913,741)	(43,156,665)	(771,057)	(183,429,283)	(10,419,283)
Net change in net assets
from operations	1,242,528	(1,521,767,563)	(17,412,496)	(46,913,952)	(831,037)	(174,356,693)	(10,552,625)

Contract transactions
Purchase payments	1,666,514	109,839,067	3,139,105	16,534,138	1,722,881	31,598,414	1,897,020
Surrenders and terminations	(1,250,636)	(175,081,937)	(1,703,800)	(28,941,316)	(406,978)	(16,864,382)	(880,848)
Transfers between Investment Divisions	7,486,984	(196,970,356)	(1,975,163)	46,121,975	1,146,644	(23,578,790)	1,374,585
Contract owner charges	(226,524)	(41,258,177)	(454,620)	(6,284,561)	(189,435)	(5,401,337)	(334,345)
Net change in net assets
from contract transactions	7,676,338	(303,471,403)	(994,478)	27,430,236	2,273,112	(14,246,095)	2,056,412

Net change in net assets	8,918,866	(1,825,238,966)	(18,406,974)	(19,483,716)	1,442,075	(188,602,788)	(8,496,213)

Net assets beginning of year	8,944,148	4,084,561,952	45,428,795	486,523,839	12,580,486	523,638,002	31,664,680

Net assets end of year	$17,863,014	$2,259,322,986	$27,021,821	$467,040,123	$14,022,561	$335,035,214	$23,168,467

Contract unit transactions
Units outstanding at beginning of year	731,959	33,589,000	256,853	27,526,962	508,622	24,456,442	1,412,948
Units issued	1,329,072	4,678,613	96,280	9,241,781	286,819	7,929,897	437,398
Units redeemed	(820,609)	(7,937,454)	(107,698)	(7,935,236)	(187,227)	(8,902,956)	(315,859)
Units outstanding at end of year	1,240,422	30,330,159	245,435	28,833,507	608,214	23,483,383	1,534,487

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$273,102	$132,920	$(15,072,289)	$(106,725)	$(5,531,207)	$(69,005)	$(25,987,297)
Net realized gain (loss) on investments in Funds	13,096,324	877,366	94,328,223	581,802	1,598,763	6,689	(13,011,367)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(32,100,735)	(1,866,008)	(305,442,272)	(4,601,628)	(71,794,122)	(2,463,795)	(278,423,278)
Net change in net assets
from operations	(18,731,309)	(855,722)	(226,186,338)	(4,126,551)	(75,726,566)	(2,526,111)	(317,421,942)

Contract transactions
Purchase payments	20,649,211	3,596,519	44,356,855	3,826,876	39,872,923	2,627,490	36,767,904
Surrenders and terminations	(7,857,342)	(201,278)	(79,054,524)	(815,573)	(22,169,071)	(964,155)	(180,164,251)
Transfers between Investment Divisions	84,188,444	4,694,412	(17,010,691)	1,981,005	(4,113,987)	(412,999)	(85,117,806)
Contract owner charges	(2,161,722)	(113,132)	(14,547,969)	(311,307)	(5,344,296)	(197,697)	(24,031,417)
Net change in net assets
from contract transactions	94,818,591	7,976,521	(66,256,329)	4,681,001	8,245,569	1,052,639	(252,545,570)

Net change in net assets	76,087,282	7,120,799	(292,442,667)	554,450	(67,480,997)	(1,473,472)	(569,967,512)

Net assets beginning of year	112,911,866	6,246,870	1,369,405,740	25,292,235	507,678,667	17,549,228	2,296,322,201

Net assets end of year	$188,999,148	$13,367,669	$1,076,963,073	$25,846,685	$440,197,670	$16,075,756	$1,726,354,689

Contract unit transactions
Units outstanding at beginning of year	9,047,978	486,246	23,416,690	305,952	19,215,505	1,008,457	102,236,076
Units issued	12,540,575	980,849	4,765,283	166,920	7,538,244	601,100	8,269,695
Units redeemed	(4,152,977)	(284,096)	(6,063,036)	(102,271)	(7,181,537)	(502,931)	(20,739,642)
Units outstanding at end of year	17,435,576	1,182,999	22,118,937	370,601	19,572,212	1,106,626	89,766,129

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(96,200)	$(1,600,859)	$(11,814)	$(21,307,052)	$(132,466)	$(9,487,061)	$(59,234)
Net realized gain (loss) on investments in Funds	(564,601)	(1,276,879)	(104,863)	73,439,758	825,047	(9,620,158)	(387,024)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,761,706)	(21,322,680)	(373,708)	(549,186,726)	(9,459,365)	(100,285,077)	(1,500,576)
Net change in net assets
from operations	(3,422,507)	(24,200,418)	(490,385)	(497,054,020)	(8,766,784)	(119,392,296)	(1,946,834)

Contract transactions
Purchase payments	2,291,379	4,030,576	276,134	110,730,600	2,583,642	30,174,793	2,643,436
Surrenders and terminations	(1,526,329)	(10,435,973)	(117,584)	(86,416,708)	(1,557,404)	(56,383,630)	(846,978)
Transfers between Investment Divisions	(1,598,374)	(2,712,331)	(276,106)	(191,683,217)	(5,549,124)	(60,381,674)	(1,310,137)
Contract owner charges	(196,765)	(1,374,732)	(26,089)	(21,288,399)	(432,923)	(8,272,104)	(173,230)
Net change in net assets
from contract transactions	(1,030,089)	(10,492,460)	(143,645)	(188,657,724)	(4,955,809)	(94,862,615)	313,091

Net change in net assets	(4,452,596)	(34,692,878)	(634,030)	(685,711,744)	(13,722,593)	(214,254,911)	(1,633,743)

Net assets beginning of year	26,228,854	151,491,733	3,262,227	2,065,697,404	37,202,919	889,467,586	14,910,446

Net assets end of year	$21,776,258	$116,798,855	$2,628,197	$1,379,985,660	$23,480,326	$675,212,675	$13,276,703

Contract unit transactions
Units outstanding at beginning of year	850,428	12,879,507	263,170	77,398,035	1,357,427	78,011,739	1,241,446
Units issued	295,964	1,922,780	95,787	13,631,790	379,449	10,930,760	580,979
Units redeemed	(334,204)	(2,959,101)	(108,799)	(22,371,603)	(605,508)	(19,981,023)	(541,108)
Units outstanding at end of year	812,188	11,843,186	250,158	68,658,222	1,131,368	68,961,476	1,281,317

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Operations
Net investment income (loss)	$(10,566,938)	$(34,329)	$(7,814,780)	$(22,074)	$(19,995,825)	$(31,821)	$(66,806,055)
Net realized gain (loss) on investments in Funds	(9,518,375)	(129,044)	20,178,282	127,546	48,981,949	175,150	417,836,262
Net change in unrealized appreciation
(depreciation) on investments in Funds	(113,606,311)	(1,011,343)	(47,717,783)	(328,630)	(119,869,646)	(501,408)	(1,071,172,777)
Net change in net assets
from operations	(133,691,624)	(1,174,716)	(35,354,281)	(223,158)	(90,883,522)	(358,079)	(720,142,570)

Contract transactions
Purchase payments	26,592,401	942,227	16,918,567	888,465	71,646,243	871,663	108,078,031
Surrenders and terminations	(63,886,653)	(211,165)	(43,844,101)	(398,814)	(127,147,359)	(190,773)	(392,568,812)
Transfers between Investment Divisions	(57,189,651)	(384,088)	1,771,941	1,080,417	67,450,556	839,555	(269,744,069)
Contract owner charges	(10,741,310)	(72,907)	(7,685,393)	(69,182)	(18,775,087)	(90,019)	(62,250,336)
Net change in net assets
from contract transactions	(105,225,213)	274,067	(32,838,986)	1,500,886	(6,825,647)	1,430,426	(616,485,186)

Net change in net assets	(238,916,837)	(900,649)	(68,193,267)	1,277,728	(97,709,169)	1,072,347	(1,336,627,756)

Net assets beginning of year	947,928,669	8,959,740	647,439,805	4,545,821	1,561,713,219	6,667,461	6,030,829,800

Net assets end of year	$709,011,832	$8,059,091	$579,246,538	$5,823,549	$1,464,004,050	$7,739,808	$4,694,202,044

Contract unit transactions
Units outstanding at beginning of year	32,534,815	210,484	34,696,888	214,865	80,948,823	277,745	163,313,915
Units issued	4,008,704	78,227	6,469,711	172,110	15,049,882	136,179	13,504,207
Units redeemed	(8,110,363)	(70,114)	(8,397,884)	(100,966)	(15,610,790)	(77,386)	(32,166,376)
Units outstanding at end of year	28,433,156	218,597	32,768,715	286,009	80,387,915	336,538	144,651,746

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Operations
Net investment income (loss)	$(123,366)	$(27,696,288)	$(49,444)	$(12,353,049)	$(14,187)	$(58,095,353)	$(83,359)
Net realized gain (loss) on investments in Funds	1,377,397	127,379,444	722,374	20,222,997	(93,327)	281,869,289	140,913
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,728,315)	(681,365,057)	(3,884,681)	(171,679,733)	(408,158)	(1,381,716,422)	(4,839,540)
Net change in net assets
from operations	(3,474,284)	(581,681,901)	(3,211,751)	(163,809,785)	(515,672)	(1,157,942,486)	(4,781,986)

Contract transactions
Purchase payments	2,992,648	45,065,363	936,399	18,916,183	1,961,890	50,924,556	1,241,586
Surrenders and terminations	(3,029,243)	(115,162,578)	(77,854)	(99,558,073)	(30,279)	(307,761,013)	(626,172)
Transfers between Investment Divisions	187,783	(51,493,866)	(4,099,684)	(23,332,859)	(722,791)	(81,301,936)	378,576
Contract owner charges	(431,707)	(29,500,628)	(165,608)	(13,399,663)	(38,531)	(60,941,944)	(327,904)
Net change in net assets
from contract transactions	(280,519)	(151,091,709)	(3,406,747)	(117,374,412)	1,170,289	(399,080,337)	666,086

Net change in net assets	(3,754,803)	(732,773,610)	(6,618,498)	(281,184,197)	654,617	(1,557,022,823)	(4,115,900)

Net assets beginning of year	31,707,072	2,558,413,292	16,314,350	1,061,941,437	2,270,233	5,331,846,276	22,251,154

Net assets end of year	$27,952,269	$1,825,639,682	$9,695,852	$780,757,240	$2,924,850	$3,774,823,453	$18,135,254

Contract unit transactions
Units outstanding at beginning of year	870,445	62,426,884	431,748	62,878,647	137,597	138,159,255	664,165
Units issued	285,171	6,438,281	48,193	7,208,296	157,781	10,445,125	216,863
Units redeemed	(272,223)	(10,823,254)	(144,030)	(15,176,905)	(86,435)	(22,684,728)	(127,060)
Units outstanding at end of year	883,393	58,041,911	335,911	54,910,038	208,943	125,919,652	753,968

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$(28,143,457)	$(14,300)	$(57,829,970)	$(29,609)	$(3,242,496)	$(49,857)	$(3,634,212)
Net realized gain (loss) on investments in Funds	94,809,802	18,161	242,208,746	(12,131)	(8,607,763)	(390,300)	9,075,981
Net change in unrealized appreciation
(depreciation) on investments in Funds	(494,397,276)	(688,780)	(1,201,411,804)	(1,510,877)	(57,109,514)	(2,506,704)	(94,681,516)
Net change in net assets
from operations	(427,730,931)	(684,919)	(1,017,033,028)	(1,552,617)	(68,959,773)	(2,946,861)	(89,239,747)

Contract transactions
Purchase payments	27,365,188	141,942	36,627,147	374,295	19,438,477	744,836	16,175,662
Surrenders and terminations	(206,167,078)	(281,436)	(356,803,890)	(212,420)	(11,744,419)	(273,955)	(29,221,277)
Transfers between Investment Divisions	(53,668,726)	(474,981)	(92,238,505)	(89,263)	7,394,739	854,501	(29,857,153)
Contract owner charges	(30,038,693)	(53,858)	(59,539,461)	(91,304)	(3,559,518)	(151,897)	(4,230,448)
Net change in net assets
from contract transactions	(262,509,309)	(668,333)	(471,954,709)	(18,692)	11,529,279	1,173,485	(47,133,216)

Net change in net assets	(690,240,240)	(1,353,252)	(1,488,987,737)	(1,571,309)	(57,430,494)	(1,773,376)	(136,372,963)

Net assets beginning of year	2,499,769,297	4,027,700	5,218,913,419	8,138,811	296,236,291	12,637,098	524,033,914

Net assets end of year	$1,809,529,057	$2,674,448	$3,729,925,682	$6,567,502	$238,805,797	$10,863,722	$387,660,951

Contract unit transactions
Units outstanding at beginning of year	116,977,012	195,601	166,158,952	271,040	22,220,590	902,661	35,329,297
Units issued	5,743,785	42,548	8,112,535	37,448	8,801,207	393,320	7,955,184
Units redeemed	(19,867,045)	(82,746)	(25,612,974)	(37,304)	(7,802,325)	(301,715)	(11,797,477)
Units outstanding at end of year	102,853,752	155,403	148,658,513	271,184	23,219,472	994,266	31,487,004

See Notes to the Financial Statements.

88

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$26,918	$(351,621)	$36,250	$(4,023,796)	$(56,564)	$(17,315,313)	$(55,109)
Net realized gain (loss) on investments in Funds	58,819	11,681,894	312,467	5,852,513	99,453	50,667,678	(94,847)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,738,547)	(55,953,602)	(1,650,173)	(13,177,549)	(279,364)	(612,912,349)	(5,654,304)
Net change in net assets
from operations	(1,652,810)	(44,623,329)	(1,301,456)	(11,348,832)	(236,475)	(579,559,984)	(5,804,260)

Contract transactions
Purchase payments	468,209	15,818,810	974,430	38,117,146	1,612,190	20,456,440	1,368,508
Surrenders and terminations	(348,658)	(7,183,050)	(92,748)	(17,352,125)	(577,888)	(82,792,507)	(448,727)
Transfers between Investment Divisions	(422,456)	(40,517,470)	(1,938,645)	225,427,596	10,386,862	(35,461,293)	(1,734,375)
Contract owner charges	(121,634)	(1,594,925)	(52,288)	(4,088,689)	(181,445)	(17,618,698)	(179,013)
Net change in net assets
from contract transactions	(424,539)	(33,476,635)	(1,109,251)	242,103,928	11,239,719	(115,416,058)	(993,607)

Net change in net assets	(2,077,349)	(78,099,964)	(2,410,707)	230,755,096	11,003,244	(694,976,042)	(6,797,867)

Net assets beginning of year	9,715,988	178,026,721	5,463,567	160,810,441	5,099,570	1,787,736,952	18,004,908

Net assets end of year	$7,638,639	$99,926,757	$3,052,860	$391,565,537	$16,102,814	$1,092,760,910	$11,207,041

Contract unit transactions
Units outstanding at beginning of year	622,225	11,449,936	338,441	11,983,860	364,035	43,570,845	329,635
Units issued	351,919	6,175,212	215,127	27,476,202	1,213,391	4,549,966	78,693
Units redeemed	(389,037)	(8,862,807)	(298,266)	(9,271,876)	(407,437)	(8,247,321)	(106,754)
Units outstanding at end of year	585,107	8,762,341	255,302	30,188,186	1,169,989	39,873,490	301,574

See Notes to the Financial Statements.

89

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(20,946,574)	$(76,367)	$(14,680,598)	$(12,585)	$(4,550,832)	$38,276	$(31,119,450)
Net realized gain (loss) on investments in Funds	39,094,492	(1,744,771)	25,971,152	(73,950)	5,688,463	143,436	122,224,063
Net change in unrealized appreciation
(depreciation) on investments in Funds	(848,410,784)	(7,057,567)	(274,164,511)	(543,909)	(48,874,363)	(1,875,365)	(988,527,392)
Net change in net assets
from operations	(830,262,866)	(8,878,705)	(262,873,957)	(630,444)	(47,736,732)	(1,693,653)	(897,422,779)

Contract transactions
Purchase payments	70,926,089	3,053,750	12,147,454	571,287	57,040,290	3,161,097	129,088,701
Surrenders and terminations	(96,659,087)	(1,092,837)	(91,967,552)	(235,295)	(32,975,295)	(890,363)	(143,295,467)
Transfers between Investment Divisions	6,246,160	(2,200,834)	(17,603,325)	(255,630)	105,301,828	2,120,031	(134,280,646)
Contract owner charges	(21,931,415)	(256,438)	(15,389,374)	(44,843)	(5,849,674)	(214,690)	(31,048,153)
Net change in net assets
from contract transactions	(41,418,253)	(496,359)	(112,812,797)	35,519	123,517,149	4,176,075	(179,535,565)

Net change in net assets	(871,681,119)	(9,375,064)	(375,686,754)	(594,925)	75,780,417	2,482,422	(1,076,958,344)

Net assets beginning of year	2,308,500,784	24,501,316	1,339,136,694	3,119,368	483,177,474	20,457,807	3,270,926,928

Net assets end of year	$1,436,819,665	$15,126,252	$963,449,940	$2,524,443	$558,957,891	$22,940,229	$2,193,968,584

Contract unit transactions
Units outstanding at beginning of year	37,425,948	302,916	93,439,639	197,306	36,300,121	1,482,237	29,810,535
Units issued	7,977,528	155,300	5,208,226	103,546	22,997,989	865,080	5,536,236
Units redeemed	(8,923,922)	(170,564)	(14,459,285)	(103,219)	(12,990,391)	(534,970)	(7,555,546)
Units outstanding at end of year	36,479,554	287,652	84,188,580	197,633	46,307,719	1,812,347	27,791,225

See Notes to the Financial Statements.

90

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Operations
Net investment income (loss)	$(152,270)	$(12,593,216)	$(69,861)	$(11,433,570)	$(73,526)	$1,408,169	$94,456
Net realized gain (loss) on investments in Funds	(575,441)	(23,801,407)	(514,825)	42,500,454	257,960	2,182,512	39,655
Net change in unrealized appreciation
(depreciation) on investments in Funds	(12,042,093)	(105,029,517)	(1,510,534)	(68,642,805)	(616,334)	(24,062,815)	(1,004,386)
Net change in net assets
from operations	(12,769,804)	(141,424,140)	(2,095,220)	(37,575,921)	(431,900)	(20,472,134)	(870,275)

Contract transactions
Purchase payments	4,055,631	44,902,895	3,059,142	50,261,698	2,658,167	10,301,668	530,693
Surrenders and terminations	(2,335,513)	(89,179,091)	(1,173,767)	(58,961,588)	(684,983)	(6,087,248)	(280,838)
Transfers between Investment Divisions	(6,394,479)	(103,197,962)	2,414,838	104,948,622	4,128,495	5,921,079	28,581
Contract owner charges	(442,690)	(12,439,565)	(194,076)	(11,440,197)	(245,173)	(840,202)	(52,543)
Net change in net assets
from contract transactions	(5,117,051)	(159,913,723)	4,106,137	84,808,535	5,856,506	9,295,297	225,893

Net change in net assets	(17,886,855)	(301,337,863)	2,010,917	47,232,614	5,424,606	(11,176,837)	(644,382)

Net assets beginning of year	49,018,042	1,168,696,815	18,218,498	844,731,790	14,762,035	108,360,241	4,657,243

Net assets end of year	$31,131,187	$867,358,952	$20,229,415	$891,964,404	$20,186,641	$97,183,404	$4,012,861

Contract unit transactions
Units outstanding at beginning of year	312,591	51,271,432	564,922	46,347,748	657,737	6,263,480	262,705
Units issued	106,530	10,582,830	426,378	16,303,420	521,459	2,226,361	69,674
Units redeemed	(148,617)	(18,160,211)	(285,830)	(11,599,147)	(254,634)	(1,631,577)	(59,169)
Units outstanding at end of year	270,504	43,694,051	705,470	51,052,021	924,562	6,858,264	273,210

See Notes to the Financial Statements.

91

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Operations
Net investment income (loss)	$(4,290,033)	$(9,080)	$(1,895,566)	$66,935	$(12,426,984)	$(85,685)	$(2,568,906)
Net realized gain (loss) on investments in Funds	4,834,778	(29,240)	(4,256,509)	(240,369)	(17,907,070)	(584,802)	(3,551,131)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(110,493,223)	(675,289)	(11,667,827)	(451,498)	(136,990,309)	(2,356,042)	(111,339,065)
Net change in net assets
from operations	(109,948,478)	(713,609)	(17,819,902)	(624,932)	(167,324,363)	(3,026,529)	(117,459,102)

Contract transactions
Purchase payments	6,795,314	323,216	64,976,718	2,918,424	44,984,576	1,458,085	11,399,292
Surrenders and terminations	(21,770,060)	(112,405)	(29,014,996)	(730,660)	(73,350,120)	(925,428)	(13,027,197)
Transfers between Investment Divisions	3,042,069	(47,023)	86,199,127	2,307,674	(69,844,699)	(1,335,603)	(56,400,664)
Contract owner charges	(4,519,315)	(31,509)	(3,777,746)	(135,840)	(10,501,066)	(177,901)	(2,484,175)
Net change in net assets
from contract transactions	(16,451,992)	132,279	118,383,103	4,359,598	(108,711,309)	(980,847)	(60,512,744)

Net change in net assets	(126,400,470)	(581,330)	100,563,201	3,734,666	(276,035,672)	(4,007,376)	(177,971,846)

Net assets beginning of year	407,519,511	2,684,267	249,985,379	12,914,965	1,188,209,835	22,361,857	326,497,428

Net assets end of year	$281,119,041	$2,102,937	$350,548,580	$16,649,631	$912,174,163	$18,354,481	$148,525,582

Contract unit transactions
Units outstanding at beginning of year	25,923,536	163,915	24,341,076	1,233,926	75,113,794	1,095,026	19,760,392
Units issued	3,295,386	49,731	27,386,683	1,391,414	10,550,076	314,605	4,342,511
Units redeemed	(4,636,693)	(39,439)	(15,359,369)	(948,314)	(18,299,682)	(376,473)	(8,566,826)
Units outstanding at end of year	24,582,229	174,207	36,368,390	1,677,026	67,364,188	1,033,158	15,536,077

See Notes to the Financial Statements.

92

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Operations
Net investment income (loss)	$(17,970)	$(17,175,637)	$(56,044)	$(5,391,200)	$(45,127)	$(15,511,111)	$(93,344)
Net realized gain (loss) on investments in Funds	(560,214)	127,773,575	50,006	10,460,752	163,556	88,586,878	799,172
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,775,661)	(760,695,415)	(6,107,963)	(23,045,302)	(411,804)	(191,236,541)	(2,497,056)
Net change in net assets
from operations	(2,353,845)	(650,097,477)	(6,114,001)	(17,975,750)	(293,375)	(118,160,774)	(1,791,228)

Contract transactions
Purchase payments	954,783	49,508,770	1,726,323	43,640,491	2,464,695	58,013,860	2,949,175
Surrenders and terminations	(82,292)	(82,508,752)	(665,089)	(23,124,624)	(861,515)	(74,037,156)	(942,290)
Transfers between Investment Divisions	(967,314)	(214,925,830)	2,388,319	285,896,260	8,166,734	(41,192,937)	(861,330)
Contract owner charges	(60,980)	(17,137,755)	(145,617)	(5,533,738)	(150,308)	(14,547,115)	(265,394)
Net change in net assets
from contract transactions	(155,803)	(265,063,567)	3,303,936	300,878,389	9,619,606	(71,763,348)	880,161

Net change in net assets	(2,509,648)	(915,161,044)	(2,810,065)	282,902,639	9,326,231	(189,924,122)	(911,067)

Net assets beginning of year	5,588,563	1,924,691,091	16,946,011	247,956,374	4,218,602	1,347,945,264	23,103,736

Net assets end of year	$3,078,915	$1,009,530,047	$14,135,946	$530,859,013	$13,544,833	$1,158,021,142	$22,192,669

Contract unit transactions
Units outstanding at beginning of year	250,742	30,084,786	194,192	16,778,656	271,291	42,026,854	545,477
Units issued	155,081	4,454,898	185,921	32,110,115	1,115,483	9,571,687	219,874
Units redeemed	(171,307)	(9,595,476)	(128,944)	(11,301,612)	(486,977)	(12,128,974)	(200,824)
Units outstanding at end of year	234,516	24,944,208	251,169	37,587,159	899,797	39,469,567	564,527

See Notes to the Financial Statements.

93

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Operations
Net investment income (loss)	$(10,659,423)	$(69,835)	$(30,436,362)	$(107,876)	$(17,510,877)	$(91,112)	$(44,187,538)
Net realized gain (loss) on investments in Funds	(4,047,665)	(442,610)	246,659,219	3,926,216	59,627,314	180,312	231,155,986
Net change in unrealized appreciation
(depreciation) on investments in Funds	(177,615,455)	(2,961,613)	634,455,971	5,027,231	(270,955,940)	(3,264,728)	(468,000,177)
Net change in net assets
from operations	(192,322,543)	(3,474,058)	850,678,828	8,845,571	(228,839,503)	(3,175,528)	(281,031,729)

Contract transactions
Purchase payments	27,584,228	1,487,765	145,728,193	3,236,425	65,611,195	2,734,037	132,309,913
Surrenders and terminations	(47,304,961)	(578,838)	(154,132,812)	(1,125,586)	(90,145,900)	(1,417,358)	(229,321,120)
Transfers between Investment Divisions	(6,183,164)	(95,503)	606,915,353	6,464,878	19,306,672	(1,099,792)	(116,950,702)
Contract owner charges	(10,865,689)	(210,836)	(29,750,015)	(327,180)	(17,441,688)	(254,892)	(43,692,886)
Net change in net assets
from contract transactions	(36,769,586)	602,588	568,760,719	8,248,537	(22,669,721)	(38,005)	(257,654,795)

Net change in net assets	(229,092,129)	(2,871,470)	1,419,439,547	17,094,108	(251,509,224)	(3,213,533)	(538,686,524)

Net assets beginning of year	965,883,462	18,244,141	1,277,369,680	12,667,899	1,488,980,735	22,607,616	3,882,285,536

Net assets end of year	$736,791,333	$15,372,671	$2,696,809,227	$29,762,007	$1,237,471,511	$19,394,083	$3,343,599,012

Contract unit transactions
Units outstanding at beginning of year	78,421,247	1,294,329	45,354,002	328,404	64,016,271	714,723	72,015,454
Units issued	12,181,126	414,569	42,715,286	511,231	20,361,935	444,174	10,456,443
Units redeemed	(15,795,965)	(365,213)	(28,075,507)	(364,956)	(22,492,420)	(458,745)	(15,784,830)
Units outstanding at end of year	74,806,408	1,343,685	59,993,781	474,679	61,885,786	700,152	66,687,067

See Notes to the Financial Statements.

94

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Operations
Net investment income (loss)	$(144,321)	$(2,164,171)	$(21,133)	$(49,993,032)	$(262,797)	$(20,973,172)	$48,059
Net realized gain (loss) on investments in Funds	1,599,682	4,887,652	(37,129)	488,671,913	3,139,227	22,800,546	80,238
Net change in unrealized appreciation
(depreciation) on investments in Funds	(3,527,298)	(24,369,726)	(436,983)	(2,120,075,340)	(27,886,437)	(365,389,106)	(7,583,839)
Net change in net assets
from operations	(2,071,937)	(21,646,245)	(495,245)	(1,681,396,459)	(25,010,007)	(363,561,732)	(7,455,542)

Contract transactions
Purchase payments	4,077,941	13,575,830	626,583	157,254,885	6,743,054	64,420,330	5,023,367
Surrenders and terminations	(1,584,063)	(8,498,610)	(146,440)	(235,566,242)	(2,397,711)	(120,688,870)	(1,701,367)
Transfers between Investment Divisions	(399,518)	(32,666,913)	385,581	(483,734,040)	(8,472,377)	(35,855,097)	1,031,597
Contract owner charges	(450,137)	(2,257,630)	(70,024)	(51,348,958)	(816,437)	(23,896,820)	(567,085)
Net change in net assets
from contract transactions	1,644,223	(29,847,323)	795,700	(613,394,355)	(4,943,471)	(116,020,457)	3,786,512

Net change in net assets	(427,714)	(51,493,568)	300,455	(2,294,790,814)	(29,953,478)	(479,582,189)	(3,669,030)

Net assets beginning of year	34,545,591	223,439,226	4,705,664	5,442,438,448	81,118,399	2,385,337,720	50,272,566

Net assets end of year	$34,117,877	$171,945,658	$5,006,119	$3,147,647,634	$51,164,921	$1,905,755,531	$46,603,536

Contract unit transactions
Units outstanding at beginning of year	469,892	14,494,721	290,066	114,684,986	1,260,085	96,355,525	1,554,037
Units issued	240,903	5,969,277	302,552	16,629,237	401,645	12,123,092	544,834
Units redeemed	(220,272)	(8,102,332)	(254,402)	(32,502,080)	(499,990)	(17,580,566)	(422,215)
Units outstanding at end of year	490,523	12,361,666	338,216	98,812,143	1,161,740	90,898,051	1,676,656

See Notes to the Financial Statements.

95

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(2,505,651)	$(22,782)	$(60,826,862)	$(386,043)	$(2,408,123)	$(54,994)	$(38,044,834)
Net realized gain (loss) on investments in Funds	(4,049,637)	26,559	400,606,429	2,794,486	1,421,929	211,137	148,027,424
Net change in unrealized appreciation
(depreciation) on investments in Funds	(29,187,331)	(882,001)	(2,412,408,965)	(40,005,784)	(62,919,527)	(4,145,611)	(615,073,655)
Net change in net assets
from operations	(35,742,619)	(878,224)	(2,072,629,398)	(37,597,341)	(63,905,721)	(3,989,468)	(505,091,065)

Contract transactions
Purchase payments	16,060,577	712,022	292,089,340	8,143,463	20,691,147	1,995,481	120,164,696
Surrenders and terminations	(10,234,619)	(355,891)	(243,406,170)	(2,974,136)	(9,647,600)	(747,149)	(180,767,142)
Transfers between Investment Divisions	26,763,514	(1,131,782)	(297,779,596)	(11,373,592)	(12,478,727)	(784,734)	(120,391,602)
Contract owner charges	(2,515,861)	(59,444)	(64,328,118)	(1,188,767)	(2,527,577)	(153,800)	(36,065,256)
Net change in net assets
from contract transactions	30,073,611	(835,095)	(313,424,544)	(7,393,032)	(3,962,757)	309,798	(217,059,304)

Net change in net assets	(5,669,008)	(1,713,319)	(2,386,053,942)	(44,990,373)	(67,868,478)	(3,679,670)	(722,150,369)

Net assets beginning of year	180,506,097	6,297,202	6,351,302,686	118,483,207	226,095,313	14,684,456	3,481,601,943

Net assets end of year	$174,837,089	$4,583,883	$3,965,248,744	$73,492,834	$158,226,835	$11,004,786	$2,759,451,574

Contract unit transactions
Units outstanding at beginning of year	11,722,573	388,695	84,690,933	1,494,046	14,677,847	908,696	67,149,284
Units issued	11,700,023	276,062	19,096,140	448,674	8,038,519	488,955	8,936,938
Units redeemed	(10,362,634)	(343,472)	(24,097,707)	(536,036)	(8,639,394)	(475,435)	(13,736,144)
Units outstanding at end of year	13,059,962	321,285	79,689,366	1,406,684	14,076,972	922,216	62,350,078

See Notes to the Financial Statements.

96

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Operations
Net investment income (loss)	$(268,780)	$(132,825,496)	$(29,648,150)	$(226,317)	$(62,766,775)	$(273,561)	$(6,074,309)
Net realized gain (loss) on investments in Funds	1,565,085	579,704,994	89,281,645	1,353,064	(2,001,338)	942,045	10,520,318
Net change in unrealized appreciation
(depreciation) on investments in Funds	(10,527,873)	(2,807,476,925)	(528,949,941)	(11,150,985)	(1,149,838,060)	(15,896,226)	(18,585,113)
Net change in net assets
from operations	(9,231,568)	(2,360,597,427)	(469,316,446)	(10,024,238)	(1,214,606,173)	(15,227,742)	(14,139,104)

Contract transactions
Purchase payments	6,662,565	696,349,282	104,370,465	5,352,064	73,898,782	3,786,349	46,472,544
Surrenders and terminations	(2,178,441)	(587,318,969)	(136,044,173)	(1,916,898)	(340,251,334)	(2,475,919)	(29,831,226)
Transfers between Investment Divisions	2,124,377	75,454,115	(57,235,451)	(2,774,898)	(375,922,612)	(8,886,107)	317,921,580
Contract owner charges	(738,668)	(129,120,729)	(27,525,870)	(623,924)	(62,119,775)	(868,112)	(5,697,856)
Net change in net assets
from contract transactions	5,869,833	55,363,699	(116,435,029)	36,344	(704,394,939)	(8,443,789)	328,865,042

Net change in net assets	(3,361,735)	(2,305,233,728)	(585,751,475)	(9,987,894)	(1,919,001,112)	(23,671,531)	314,725,938

Net assets beginning of year	66,194,713	12,044,313,339	2,685,151,700	60,186,914	6,055,700,762	79,427,863	299,840,098

Net assets end of year	$62,832,978	$9,739,079,611	$2,099,400,225	$50,199,020	$4,136,699,650	$55,756,332	$614,566,036

Contract unit transactions
Units outstanding at beginning of year	980,222	282,042,002	59,681,009	1,027,254	323,403,807	4,032,295	15,066,474
Units issued	371,770	56,913,743	9,106,223	292,115	24,522,225	598,445	25,790,848
Units redeemed	(278,940)	(55,453,177)	(12,068,676)	(293,500)	(68,339,784)	(1,091,706)	(9,760,856)
Units outstanding at end of year	1,073,052	283,502,568	56,718,556	1,025,869	279,586,248	3,539,034	31,096,466

See Notes to the Financial Statements.

97

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Operations
Net investment income (loss)	$(38,357)	$(4,725,536)	$(32,809)	$(25,135,737)	$(113,166)	$(19,773)	$(2,897,772)
Net realized gain (loss) on investments in Funds	372,620	13,214,989	(70,215)	94,607,620	1,157,687	(493,929)	5,847,731
Net change in unrealized appreciation
(depreciation) on investments in Funds	(436,150)	(86,918,293)	(1,457,441)	(283,802,731)	(3,582,653)	(885,367)	(66,541,013)
Net change in net assets
from operations	(101,887)	(78,428,840)	(1,560,465)	(214,330,848)	(2,538,132)	(1,399,069)	(63,591,054)

Contract transactions
Purchase payments	1,814,126	17,656,832	1,030,312	77,808,068	2,834,500	542,551	17,236,918
Surrenders and terminations	(745,531)	(24,328,018)	(304,350)	(121,381,766)	(1,222,785)	(236,107)	(9,791,783)
Transfers between Investment Divisions	5,528,078	18,790,375	1,037,122	122,250,153	(50,237)	526,377	(38,403,045)
Contract owner charges	(119,542)	(3,560,017)	(73,790)	(25,379,711)	(296,436)	(2,089)	(3,054,559)
Net change in net assets
from contract transactions	6,477,131	8,559,172	1,689,294	53,296,744	1,265,042	830,732	(34,012,469)

Net change in net assets	6,375,244	(69,869,668)	128,829	(161,034,104)	(1,273,090)	(568,337)	(97,603,523)

Net assets beginning of year	4,987,113	402,395,713	7,935,026	1,991,647,733	27,003,018	3,804,727	299,283,827

Net assets end of year	$11,362,357	$332,526,045	$8,063,855	$1,830,613,629	$25,729,928	$3,236,390	$201,680,304

Contract unit transactions
Units outstanding at beginning of year	251,145	11,815,135	174,290	57,435,567	622,557	316,669	14,256,997
Units issued	746,407	2,669,170	93,129	15,036,203	294,236	378,807	4,641,373
Units redeemed	(426,743)	(2,455,591)	(51,694)	(13,648,751)	(266,141)	(281,436)	(6,749,592)
Units outstanding at end of year	570,809	12,028,714	215,725	58,823,019	650,652	414,040	12,148,778

See Notes to the Financial Statements.

98

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A(a)	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(40,810)	$288,991	$101,758	$(520,521)	$(29,031)	$(7,326,233)	$(38,272)
Net realized gain (loss) on investments in Funds	(10,788)	71,687,258	1,452,086	2,879,707	(193,276)	194,489	(135,986)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,282,290)	(132,141,722)	(3,092,057)	646,926	148,119	(69,283,128)	(910,251)
Net change in net assets
from operations	(2,333,888)	(60,165,473)	(1,538,213)	3,006,112	(74,188)	(76,414,872)	(1,084,509)

Contract transactions
Purchase payments	2,032,897	31,597,033	1,644,947	7,557,803	849,723	21,266,070	1,190,064
Surrenders and terminations	(547,866)	(20,189,346)	(571,135)	(5,072,810)	(321,372)	(43,532,716)	(281,142)
Transfers between Investment Divisions	(410,220)	43,123,654	(275,481)	32,081,471	6,140,514	(31,779,296)	287,897
Contract owner charges	(111,709)	(4,713,269)	(125,500)	(28,859)	(735)	(6,960,695)	(66,715)
Net change in net assets
from contract transactions	963,102	49,818,072	672,831	34,537,605	6,668,130	(61,006,637)	1,130,104

Net change in net assets	(1,370,786)	(10,347,401)	(865,382)	37,543,717	6,593,942	(137,421,509)	45,595

Net assets beginning of year	10,480,893	371,569,907	10,026,061	23,448,669	—	653,701,155	8,747,007

Net assets end of year	$9,110,107	$361,222,506	$9,160,679	$60,992,386	$6,593,942	$516,279,646	$8,792,602

Contract unit transactions
Units outstanding at beginning of year	473,903	22,293,861	571,173	2,903,652		51,384,321	605,091
Units issued	338,498	10,825,520	494,694	7,162,924	1,156,178	8,551,877	392,262
Units redeemed	(297,367)	(7,711,483)	(459,531)	(3,779,217)	(441,732)	(13,864,881)	(314,748)
Units outstanding at end of year	515,034	25,407,898	606,336	6,287,359	714,446	46,071,317	682,605

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

99

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(12,765,085)	$(106,386)	$(8,970,172)	$(108,324)	$(5,700,511)	$(49,917)	$(16,087,851)
Net realized gain (loss) on investments in Funds	18,387,007	350,813	(2,842,155)	(132,665)	(12,312,231)	(276,992)	5,459,639
Net change in unrealized appreciation
(depreciation) on investments in Funds	42,556,417	1,419,811	(65,509,209)	(2,043,197)	(79,416,970)	(1,999,874)	(162,256,613)
Net change in net assets
from operations	48,178,339	1,664,238	(77,321,536)	(2,284,186)	(97,429,712)	(2,326,783)	(172,884,825)

Contract transactions
Purchase payments	133,450,986	5,025,717	38,836,573	1,943,442	20,506,721	1,245,954	61,440,973
Surrenders and terminations	(65,710,246)	(1,262,202)	(52,710,086)	(1,367,496)	(34,502,966)	(319,002)	(97,787,199)
Transfers between Investment Divisions	1,015,427,319	29,527,218	(73,309,191)	(1,990,461)	(53,800,917)	(588,907)	(21,444,115)
Contract owner charges	(11,766,873)	(361,900)	(7,819,231)	(228,020)	(5,165,083)	(105,654)	(15,511,530)
Net change in net assets
from contract transactions	1,071,401,186	32,928,833	(95,001,935)	(1,642,535)	(72,962,245)	232,391	(73,301,871)

Net change in net assets	1,119,579,525	34,593,071	(172,323,471)	(3,926,721)	(170,391,957)	(2,094,392)	(246,186,696)

Net assets beginning of year	510,616,238	9,192,178	860,285,577	28,013,473	586,478,595	14,081,385	1,335,713,356

Net assets end of year	$1,630,195,763	$43,785,249	$687,962,106	$24,086,752	$416,086,638	$11,986,993	$1,089,526,660

Contract unit transactions
Units outstanding at beginning of year	16,425,315	308,196	78,200,692	2,431,115	43,018,401	971,171	81,151,191
Units issued	43,333,863	1,601,109	16,175,100	535,893	9,356,309	290,977	17,659,379
Units redeemed	(8,342,793)	(432,188)	(25,495,063)	(691,037)	(15,336,246)	(269,639)	(22,798,106)
Units outstanding at end of year	51,416,385	1,477,117	68,880,729	2,275,971	37,038,464	992,509	76,012,464

See Notes to the Financial Statements.

100

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(67,997)	$(15,041,262)	$(73,330)	$(15,621,664)	$(37,542)	$(7,103,289)	$(39,211)
Net realized gain (loss) on investments in Funds	(103,514)	3,098,585	(206,257)	9,821,504	8,041	(12,559,002)	(215,007)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,864,166)	(61,662,065)	(715,555)	(170,871,991)	(1,157,535)	(82,580,835)	(1,175,806)
Net change in net assets
from operations	(2,035,677)	(73,604,742)	(995,142)	(176,672,151)	(1,187,036)	(102,243,126)	(1,430,024)

Contract transactions
Purchase payments	4,116,776	74,844,186	3,203,605	38,140,248	1,142,774	31,336,786	944,383
Surrenders and terminations	(911,796)	(97,349,712)	(2,235,592)	(93,944,383)	(391,638)	(42,691,913)	(545,475)
Transfers between Investment Divisions	(105,612)	115,073,112	4,628,001	(107,176,899)	(1,755,827)	(105,911,604)	(1,153,751)
Contract owner charges	(136,703)	(13,576,223)	(155,078)	(14,116,103)	(79,648)	(6,629,590)	(74,135)
Net change in net assets
from contract transactions	2,962,665	78,991,363	5,440,936	(177,097,137)	(1,084,339)	(123,896,321)	(828,978)

Net change in net assets	926,988	5,386,621	4,445,794	(353,769,288)	(2,271,375)	(226,139,447)	(2,259,002)

Net assets beginning of year	15,258,844	1,102,398,186	10,697,082	1,424,318,873	10,554,029	725,109,420	10,495,362

Net assets end of year	$16,185,832	$1,107,784,807	$15,142,876	$1,070,549,585	$8,282,654	$498,969,973	$8,236,360

Contract unit transactions
Units outstanding at beginning of year	755,537	90,305,200	882,712	55,737,221	298,261	38,120,923	683,869
Units issued	590,528	34,444,977	1,854,210	6,371,686	89,947	6,871,271	176,225
Units redeemed	(433,620)	(28,341,497)	(1,414,365)	(14,014,619)	(125,017)	(14,058,443)	(238,141)
Units outstanding at end of year	912,445	96,408,680	1,322,557	48,094,288	263,191	30,933,751	621,953

See Notes to the Financial Statements.

101

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$(5,543,981)	$(24,090)	$(30,822,864)	$(42,613)	$(4,993,409)	$(11,626)	$(121,792,529)
Net realized gain (loss) on investments in Funds	3,126,857	178,451	125,710,648	44,552	11,651,028	(20,801)	317,383,217
Net change in unrealized appreciation
(depreciation) on investments in Funds	(72,999,623)	(1,037,865)	(325,122,025)	(945,081)	(105,266,953)	(466,200)	(1,606,628,797)
Net change in net assets
from operations	(75,416,747)	(883,504)	(230,234,241)	(943,142)	(98,609,334)	(498,627)	(1,411,038,109)

Contract transactions
Purchase payments	11,200,259	667,401	19,467,170	535,809	35,391,778	1,237,948	930,422,227
Surrenders and terminations	(28,768,222)	(159,656)	(205,537,045)	(657,309)	(43,925,074)	(138,578)	(575,278,255)
Transfers between Investment Divisions	(27,233,894)	(1,559,732)	(69,164,300)	130,857	(8,895,404)	233,622	153,331,358
Contract owner charges	(5,179,308)	(75,561)	(18,721,385)	(68,475)	(1,842,852)	(29,100)	(110,897,031)
Net change in net assets
from contract transactions	(49,981,165)	(1,127,548)	(273,955,560)	(59,118)	(19,271,552)	1,303,892	397,578,299

Net change in net assets	(125,397,912)	(2,011,052)	(504,189,801)	(1,002,260)	(117,880,886)	805,265	(1,013,459,810)

Net assets beginning of year	506,369,828	6,510,542	2,509,342,681	11,215,368	532,226,056	2,388,754	10,631,944,925

Net assets end of year	$380,971,916	$4,499,490	$2,005,152,880	$10,213,108	$414,345,170	$3,194,019	$9,618,485,115

Contract unit transactions
Units outstanding at beginning of year	22,025,406	231,391	81,391,361	281,068	33,657,376	140,099	448,597,691
Units issued	4,144,165	137,444	3,596,214	64,361	5,877,573	117,747	98,254,406
Units redeemed	(6,646,170)	(182,657)	(13,297,403)	(68,025)	(7,334,708)	(29,865)	(79,997,823)
Units outstanding at end of year	19,523,401	186,178	71,690,172	277,404	32,200,241	227,981	466,854,274

See Notes to the Financial Statements.

102

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Operations
Net investment income (loss)	$(835,794)	$(88,534,536)	$(357,910)	$(63,828,137)	$(212,894)	$(15,351,666)	$(115,350)
Net realized gain (loss) on investments in Funds	4,532,767	275,293,971	(991,387)	261,601,360	876,564	(5,339,523)	(314,733)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(28,231,768)	(3,941,425,220)	(43,208,992)	(1,605,090,135)	(14,565,700)	(53,449,400)	(830,991)
Net change in net assets
from operations	(24,534,795)	(3,754,665,785)	(44,558,289)	(1,407,316,912)	(13,902,030)	(74,140,589)	(1,261,074)

Contract transactions
Purchase payments	26,268,404	278,317,045	7,205,207	174,310,863	4,506,100	102,604,236	5,256,815
Surrenders and terminations	(7,564,811)	(419,536,270)	(2,613,764)	(287,579,827)	(2,166,784)	(124,005,929)	(1,906,752)
Transfers between Investment Divisions	9,175,132	(287,283,629)	(10,136,290)	(283,755,944)	(8,016,514)	36,401,549	1,429,421
Contract owner charges	(2,343,764)	(92,722,967)	(1,115,439)	(70,752,896)	(633,535)	(14,079,212)	(253,867)
Net change in net assets
from contract transactions	25,534,961	(521,225,821)	(6,660,286)	(467,777,804)	(6,310,733)	920,644	4,525,617

Net change in net assets	1,000,166	(4,275,891,606)	(51,218,575)	(1,875,094,716)	(20,212,763)	(73,219,945)	3,264,543

Net assets beginning of year	192,864,062	9,752,344,825	118,651,733	6,194,076,345	62,395,384	1,288,168,702	27,507,006

Net assets end of year	$193,864,228	$5,476,453,219	$67,433,158	$4,318,981,629	$42,182,621	$1,214,948,757	$30,771,549

Contract unit transactions
Units outstanding at beginning of year	7,777,943	68,611,553	584,613	33,626,254	232,760	118,927,916	2,078,229
Units issued	2,792,970	9,708,261	150,082	3,450,709	57,615	48,416,194	1,597,338
Units redeemed	(1,665,429)	(14,477,349)	(195,385)	(6,580,889)	(89,771)	(47,989,630)	(1,239,866)
Units outstanding at end of year	8,905,484	63,842,465	539,310	30,496,074	200,604	119,354,480	2,435,701

See Notes to the Financial Statements.

103

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,642,730)	$(15,591)	$(37,344,376)	$(231,592)	$(24,295,084)	$(215,519)	$(5,743,445)
Net realized gain (loss) on investments in Funds	(1,256,530)	(60,949)	120,417,336	1,624,395	(5,616,907)	437,305	2,717,209
Net change in unrealized appreciation
(depreciation) on investments in Funds	(20,880,978)	(519,737)	(490,990,943)	(8,256,540)	(355,857,916)	(9,648,305)	(78,172,924)
Net change in net assets
from operations	(23,780,238)	(596,277)	(407,917,983)	(6,863,737)	(385,769,907)	(9,426,519)	(81,199,160)

Contract transactions
Purchase payments	10,616,311	611,455	151,060,228	6,976,738	87,645,516	7,017,399	57,429,955
Surrenders and terminations	(10,224,710)	(89,095)	(173,014,846)	(2,100,032)	(104,264,203)	(1,621,313)	(31,226,088)
Transfers between Investment Divisions	3,496,549	(28,906)	53,634,976	(957,059)	(28,559,727)	(2,501,089)	(24,285,240)
Contract owner charges	(1,508,261)	(35,783)	(35,705,754)	(638,319)	(25,422,812)	(651,717)	(5,562,665)
Net change in net assets
from contract transactions	2,379,889	457,671	(4,025,396)	3,281,328	(70,601,226)	2,243,280	(3,644,038)

Net change in net assets	(21,400,349)	(138,606)	(411,943,379)	(3,582,409)	(456,371,133)	(7,183,239)	(84,843,198)

Net assets beginning of year	151,234,426	3,666,065	3,157,880,849	55,313,119	2,201,939,309	54,996,924	535,641,738

Net assets end of year	$129,834,077	$3,527,459	$2,745,937,470	$51,730,710	$1,745,568,176	$47,813,685	$450,798,540

Contract unit transactions
Units outstanding at beginning of year	12,560,960	293,307	64,031,599	835,968	150,998,186	3,566,162	42,823,346
Units issued	4,588,870	146,508	14,393,433	408,711	17,314,080	1,026,724	10,726,792
Units redeemed	(4,332,299)	(108,413)	(14,699,154)	(362,310)	(22,904,678)	(875,037)	(11,091,330)
Units outstanding at end of year	12,817,531	331,402	63,725,878	882,369	145,407,588	3,717,849	42,458,808

See Notes to the Financial Statements.

104

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(74,646)	$(9,962,560)	$(152,288)	$(1,561)	$(6,235,655)	$(63,940)	$(733,080)
Net realized gain (loss) on investments in Funds	17,169	5,433,795	177,459	(45,026)	69,239,449	1,018,110	849,767
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,595,648)	(148,309,673)	(6,085,263)	3,804	(250,260,651)	(6,731,923)	(2,712,685)
Net change in net assets
from operations	(2,653,125)	(152,838,438)	(6,060,092)	(42,783)	(187,256,857)	(5,777,753)	(2,595,998)

Contract transactions
Purchase payments	3,208,014	63,395,075	6,661,253	30,487	46,399,502	2,334,705	3,756,027
Surrenders and terminations	(1,149,588)	(43,188,517)	(1,506,227)	(1,682)	(22,562,658)	(408,494)	(5,160,509)
Transfers between Investment Divisions	41,409	(16,087,704)	(1,347,970)	455,015	38,173,824	(2,695,358)	10,768,924
Contract owner charges	(179,179)	(10,238,178)	(342,317)	(212)	(6,478,535)	(187,060)	(638,828)
Net change in net assets
from contract transactions	1,920,656	(6,119,324)	3,464,739	483,608	55,532,133	(956,207)	8,725,614

Net change in net assets	(732,469)	(158,957,762)	(2,595,353)	440,825	(131,724,724)	(6,733,960)	6,129,616

Net assets beginning of year	17,737,833	928,559,709	37,210,434	—	614,871,024	19,913,008	52,296,221

Net assets end of year	$17,005,364	$769,601,947	$34,615,081	$440,825	$483,146,300	$13,179,048	$58,425,837

Contract unit transactions
Units outstanding at beginning of year	1,345,662	68,649,748	2,607,536		24,367,884	719,729	4,295,052
Units issued	375,115	10,911,260	1,068,265	125,161	10,790,966	271,810	3,875,635
Units redeemed	(219,316)	(11,468,743)	(805,362)	(82,524)	(7,936,532)	(322,460)	(3,137,671)
Units outstanding at end of year	1,501,461	68,092,265	2,870,439	42,637	27,222,318	669,079	5,033,016

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

105

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$(7,263)	$(5,300,627)	$(16,218)	$2,592,402	$176,341	$(109,089,040)	$(298,064)
Net realized gain (loss) on investments in Funds	13,817	(36,998,193)	(333,047)	81,541,920	1,034,139	319,511,678	1,404,680
Net change in unrealized appreciation
(depreciation) on investments in Funds	(47,720)	10,847,343	95,420	(294,208,427)	(4,255,219)	(1,687,807,330)	(12,049,526)
Net change in net assets
from operations	(41,166)	(31,451,477)	(253,845)	(210,074,105)	(3,044,739)	(1,477,384,692)	(10,942,910)

Contract transactions
Purchase payments	243,479	8,719,394	459,987	13,859,930	1,236,099	503,406,021	8,339,109
Surrenders and terminations	(52,265)	(37,437,408)	(384,905)	(42,113,305)	(524,022)	(604,906,810)	(3,630,827)
Transfers between Investment Divisions	1,159,213	(24,680,711)	488,130	(15,551,475)	620,228	(237,819,347)	(3,008,455)
Contract owner charges	(18,148)	(4,691,627)	(29,514)	(8,063,267)	(146,484)	(110,934,790)	(898,717)
Net change in net assets
from contract transactions	1,332,279	(58,090,352)	533,698	(51,868,117)	1,185,821	(450,254,926)	801,110

Net change in net assets	1,291,113	(89,541,829)	279,853	(261,942,222)	(1,858,918)	(1,927,639,618)	(10,141,800)

Net assets beginning of year	1,134,531	465,142,188	3,655,535	826,604,595	11,844,284	9,895,045,608	77,552,411

Net assets end of year	$2,425,644	$375,600,359	$3,935,388	$564,662,373	$9,985,366	$7,967,405,990	$67,410,611

Contract unit transactions
Units outstanding at beginning of year	88,386	46,239,586	319,533	27,866,010	271,017	141,079,265	774,274
Units issued	159,702	4,704,689	189,520	3,690,752	101,021	15,727,310	166,323
Units redeemed	(52,462)	(10,818,771)	(144,110)	(5,817,344)	(68,648)	(23,043,892)	(159,083)
Units outstanding at end of year	195,626	40,125,504	364,943	25,739,418	303,390	133,762,683	781,514

See Notes to the Financial Statements.

106

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(8,601,545)	$(93,117)	$(9,727,784)	$(17,640)	$(6,515,925)	$524,764	$(10,805,054)
Net realized gain (loss) on investments in Funds	34,651,004	1,078,106	1,013,020	(101,324)	—	(1)	39,146,379
Net change in unrealized appreciation
(depreciation) on investments in Funds	(27,364,467)	(827,749)	(252,138,559)	(1,258,071)	—	—	(80,150,174)
Net change in net assets
from operations	(1,315,008)	157,240	(260,853,323)	(1,377,035)	(6,515,925)	524,763	(51,808,849)

Contract transactions
Purchase payments	40,522,248	2,155,938	12,417,035	945,404	813,310,249	37,977,181	35,768,420
Surrenders and terminations	(35,949,711)	(733,546)	(57,975,350)	(282,926)	(563,533,033)	(9,505,315)	(53,604,751)
Transfers between Investment Divisions	170,052,860	3,047,877	(10,926,405)	66,500	739,687,031	5,977,479	49,212,854
Contract owner charges	(8,886,965)	(258,856)	(9,237,027)	(47,714)	(32,644,998)	(519,471)	(10,753,761)
Net change in net assets
from contract transactions	165,738,432	4,211,413	(65,721,747)	681,264	956,819,249	33,929,874	20,622,762

Net change in net assets	164,423,424	4,368,653	(326,575,070)	(695,771)	950,303,324	34,454,637	(31,186,087)

Net assets beginning of year	599,865,426	19,516,792	949,948,606	4,439,157	1,946,093,337	30,020,034	814,590,969

Net assets end of year	$764,288,850	$23,885,445	$623,373,536	$3,743,386	$2,896,396,661	$64,474,671	$783,404,882

Contract unit transactions
Units outstanding at beginning of year	39,843,798	1,238,996	43,093,185	167,379	163,962,352	1,811,118	15,181,932
Units issued	23,947,175	636,698	4,653,650	102,690	274,303,769	5,330,422	3,845,884
Units redeemed	(12,614,012)	(366,279)	(8,163,465)	(74,889)	(194,246,200)	(3,310,313)	(3,503,201)
Units outstanding at end of year	51,176,961	1,509,415	39,583,370	195,180	244,019,921	3,831,227	15,524,615

See Notes to the Financial Statements.

107

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2022

JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(45,263)
Net realized gain (loss) on investments in Funds	176,848
Net change in unrealized appreciation
(depreciation) on investments in Funds	(570,740)
Net change in net assets
from operations	(439,155)

Contract transactions
Purchase payments	1,840,424
Surrenders and terminations	(107,369)
Transfers between Investment Divisions	1,571,655
Contract owner charges	(99,924)
Net change in net assets
from contract transactions	3,204,786

Net change in net assets	2,765,631

Net assets beginning of year	9,190,764

Net assets end of year	$11,956,395

Contract unit transactions
Units outstanding at beginning of year	132,431
Units issued	82,794
Units redeemed	(35,221)
Units outstanding at end of year	180,004

See Notes to the Financial Statements.

108

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2023	1,347,296	68,950	0.00	15.523818	15.34		2.65	24.330249	18.43	0.00
12/31/2022	1,253,126	75,008	0.00	13.459100	(21.90	)‡	2.65	20.544099	(19.81)	0.00
12/31/2021	1,696,279	80,303	0.00	16.004059	11.84		3.15	25.618333	15.42	0.00
12/31/2020	1,535,676	82,886	0.00	14.309447	12.77		3.15	22.196487	16.37	0.00
12/31/2019	1,427,117	88,415	0.00	12.689275	22.15		3.15	19.073887	26.05	0.00
JNL Aggressive Growth Allocation Fund - Class I
12/31/2023	14,323	738	0.00	21.964935	17.83		0.80	18.591981	18.35	0.35
12/31/2022	12,851	791	0.00	18.640777	(20.20)		0.80	15.709097	(19.84)	0.35
12/31/2021	15,790	777	0.00	23.358078	2.91	‡	0.80	19.596884	15.32	0.35
12/31/2020	10,274	588	0.00	16.937504	16.21		0.45	16.992917	16.33	0.35
12/31/2019	8,118	525	0.00	14.574877	25.80		0.45	14.607927	25.93	0.35
JNL Bond Index Fund - Class I
12/31/2023	8,831	931	0.00	8.453574	5.07		0.40	18.698690	5.12	0.35
12/31/2022	4,655	481	0.00	8.045986	(13.45)		0.40	17.788245	(13.41)	0.35
12/31/2021+	499	38	0.00	9.296795	0.43	‡	0.40	20.543304	(0.01)‡	0.35
JNL Conservative Allocation Fund - Class A
12/31/2023	539,310	43,840	0.00	10.477040	6.54		2.55	14.191323	9.28	0.00
12/31/2022	541,799	47,550	0.00	9.834280	(15.32)		2.55	12.986199	(13.13)	0.00
12/31/2021	716,760	54,000	0.00	11.612840	1.06		2.55	14.949717	3.67	0.00
12/31/2020	743,677	57,455	0.00	11.490582	21.08	‡	2.55	14.419877	7.51	0.00
12/31/2019	427,061	34,935	0.00	11.007148	1.20	‡	2.50	13.412056	12.46	0.00
JNL Conservative Allocation Fund - Class I
12/31/2023	7,116	520	0.00	13.532989	9.12		0.45	13.618293	9.22	0.35
12/31/2022	6,005	481	0.00	12.402440	(13.28)		0.45	12.468197	(13.20)	0.35
12/31/2021	7,337	510	0.00	14.302434	3.60		0.45	14.363941	3.70	0.35
12/31/2020	6,094	439	0.00	13.805267	7.37		0.45	13.850793	7.48	0.35
12/31/2019	3,153	245	0.00	12.857867	12.16		0.45	12.887404	12.27	0.35
JNL Emerging Markets Index Fund - Class I
12/31/2023	1,691	179	0.00	7.843063	9.43		0.40	12.698748	9.48	0.35
12/31/2022	886	100	0.00	7.167244	(18.80)		0.40	11.598740	(18.76)	0.35
12/31/2021+	430	33	0.00	8.826963	(8.34	)‡	0.40	14.277535	(0.84)‡	0.35
JNL Growth Allocation Fund - Class A
12/31/2023	2,803,966	142,635	0.00	14.653178	13.06		3.05	24.579334	16.55	0.00
12/31/2022	2,680,932	156,989	0.00	12.960512	(21.08	)‡	3.05	21.088472	(18.64)	0.00
12/31/2021	2,514,908	117,797	0.00	16.194353	9.63		3.15	25.920981	13.13	0.00
12/31/2020	2,334,912	122,232	0.00	14.771862	11.77		3.15	22.912073	15.34	0.00
12/31/2019	2,261,023	134,805	0.00	13.215952	19.85		3.15	19.864082	23.68	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Bond Index Fund - Class I - April 26, 2021; JNL Emerging Markets Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

109

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Growth Allocation Fund - Class I
12/31/2023	18,786	974	0.00	22.192681	15.96		0.80	18.798761	16.49	0.35
12/31/2022	17,627	1,035	0.00	19.138022	(1.29	)‡	0.80	16.137337	(18.69)	0.35
12/31/2021	18,309	879	0.00	19.761432	13.00		0.45	19.845966	13.12	0.35
12/31/2020	14,405	756	0.00	17.487397	15.18		0.45	17.544639	15.30	0.35
12/31/2019	11,609	703	0.00	15.182553	23.43		0.45	15.217028	23.56	0.35
JNL International Index Fund - Class I
12/31/2023	6,746	501	3.73	9.578227	17.37		0.40	32.977468	17.42	0.35
12/31/2022	3,448	280	3.72	8.161048	(14.09)		0.40	28.084191	(14.05)	0.35
12/31/2021+	879	54	0.00	9.499908	2.72	‡	0.40	32.675232	2.07 ‡	0.35
JNL iShares Tactical Growth Fund - Class A
12/31/2023	284,909	13,878	1.88	17.446116	11.21		2.50	23.491818	14.01	0.00
12/31/2022	256,809	14,093	1.40	15.688233	(3.77	)‡	2.50	20.604643	(15.35)	0.00
12/31/2021	303,040	13,899	1.00	18.446350	11.87		2.80	24.341745	15.04	0.00
12/31/2020	259,653	13,553	1.93	16.489809	9.18		2.80	21.159049	12.28	0.00
12/31/2019	227,774	13,160	1.70	15.103382	16.26	‡	2.80	18.844841	21.65	0.00
JNL iShares Tactical Growth Fund - Class I
12/31/2023	8,046	398	2.00	19.643035	13.84		0.45	23.014198	13.90	0.40
12/31/2022	7,007	402	1.83	17.255126	(15.50)		0.45	20.206391	(15.46)‡	0.40
12/31/2021	7,088	341	1.27	20.419996	14.91		0.45	20.506712	15.03	0.35
12/31/2020	4,950	277	2.74	17.770218	12.09		0.45	17.827845	12.20	0.35
12/31/2019	3,075	192	1.94	15.853401	21.47		0.45	15.888917	21.59	0.35
JNL iShares Tactical Moderate Fund - Class A
12/31/2023	174,977	12,301	2.30	12.749767	7.28		2.15	16.467957	9.61	0.00
12/31/2022	167,111	12,725	1.48	11.884671	(0.86	)‡	2.15	15.024773	(13.15)	0.00
12/31/2021	195,055	12,752	1.30	13.462688	4.95		2.53	17.299921	7.64	0.00
12/31/2020	170,994	11,903	1.93	12.827564	5.96		2.53	16.071635	8.68	0.00
12/31/2019	139,383	10,388	2.01	12.105596	11.52		2.53	14.787860	14.38	0.00
JNL iShares Tactical Moderate Fund - Class I
12/31/2023	8,292	557	2.70	14.698102	9.38		0.45	14.794513	9.49	0.35
12/31/2022	7,392	544	1.86	13.437347	(13.27)		0.45	13.512012	(13.18)	0.35
12/31/2021	8,028	513	1.85	15.492938	7.52		0.45	15.563504	7.63	0.35
12/31/2020	4,952	341	2.76	14.408982	8.49		0.45	14.460150	8.60	0.35
12/31/2019	1,911	141	2.55	13.281181	14.22		0.45	13.315026	14.34	0.35
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2023	285,787	16,223	2.17	15.497424	9.35		2.20	20.135398	11.77	0.00
12/31/2022	266,674	16,725	1.39	14.172511	(16.22	)‡	2.20	18.014388	(14.36)	0.00
12/31/2021	328,502	17,422	1.17	16.833790	8.85		2.25	21.036193	11.32	0.00
12/31/2020	282,899	16,488	2.07	15.465414	8.67		2.25	18.896230	11.15	0.00
12/31/2019	264,879	16,950	1.93	14.231149	13.80	‡	2.25	17.001281	18.06	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL International Index Fund - Class I - April 26, 2021.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

110

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2023	6,810	386	2.36	18.806605	11.19		0.80	19.723984	11.64	0.40
12/31/2022	6,948	438	1.76	16.913528	(0.25	)‡	0.80	17.667789	(14.43)‡	0.40
12/31/2021	6,998	379	1.56	18.285402	11.13		0.45	18.362804	11.24	0.35
12/31/2020	4,797	289	2.73	16.454676	10.92		0.45	16.507812	11.03	0.35
12/31/2019	3,340	223	2.36	14.834523	17.92		0.45	14.867550	18.04	0.35
JNL Mid Cap Index Fund - Class I
12/31/2023	5,977	420	0.00	9.662544	15.85		0.40	67.797122	15.91	0.35
12/31/2022	2,631	210	0.00	8.340247	(13.47)		0.40	58.490015	(13.43)	0.35
12/31/2021+	1,235	87	0.00	9.638391	3.60	‡	0.40	67.560192	6.45 ‡	0.35
JNL Moderate Allocation Fund - Class A
12/31/2023	1,988,099	132,042	0.00	12.774416	8.97		2.70	17.614449	11.94	0.00
12/31/2022	1,996,718	146,654	0.00	11.722778	(16.97)		2.70	15.735582	(14.70)	0.00
12/31/2021	2,601,062	160,810	0.00	14.117984	4.53		2.70	18.447140	7.40	0.00
12/31/2020	2,601,306	170,568	0.00	13.505767	18.49	‡	2.70	17.176766	11.20	0.00
12/31/2019	563,413	40,186	0.00	12.727537	12.87		2.45	15.447353	15.67	0.00
JNL Moderate Allocation Fund - Class I
12/31/2023	11,785	708	0.00	16.452548	11.47		0.80	16.441869	11.97	0.35
12/31/2022	9,792	661	0.00	14.760254	(8.36	)‡	0.80	14.684619	(14.80)	0.35
12/31/2021	16,676	948	0.00	17.162933	7.27		0.45	17.236273	7.38	0.35
12/31/2020	13,554	825	0.00	15.999750	11.03		0.45	16.052055	11.14	0.35
12/31/2019	5,883	402	0.00	14.410321	15.57		0.45	14.442979	15.69	0.35
JNL Moderate Growth Allocation Fund - Class A
12/31/2023	3,575,332	190,493	0.00	13.935582	10.33		3.05	23.372075	13.73	0.00
12/31/2022	3,553,592	212,661	0.00	12.631311	(18.29	)‡	3.05	20.549974	(15.77)	0.00
12/31/2021	4,753,181	236,460	0.00	14.039152	6.20		3.70	24.398282	10.20	0.00
12/31/2020	4,732,580	256,429	0.00	13.219630	8.72		3.70	22.140606	12.81	0.00
12/31/2019	2,219,872	132,586	0.00	12.159564	15.19		3.70	19.626383	19.53	0.00
JNL Moderate Growth Allocation Fund - Class I
12/31/2023	12,893	700	0.00	21.107584	3.38	‡	0.80	22.589428	13.61	0.40
12/31/2022	11,196	695	0.00	15.886994	(15.89)		0.45	19.882915	(15.85)‡	0.40
12/31/2021	11,015	580	0.00	18.889394	10.06		0.45	18.970112	10.17	0.35
12/31/2020	7,820	453	0.00	17.162768	12.67		0.45	17.218903	12.79	0.35
12/31/2019	3,966	260	0.00	15.232283	19.31		0.45	15.266835	19.43	0.35
JNL Multi-Manager Alternative Fund - Class A
12/31/2023	188,668	17,325	0.00	9.879734	8.92		2.20	11.958682	11.34	0.00
12/31/2022	191,695	19,384	0.00	9.070377	(12.43)		2.20	10.740478	(10.49)	0.00
12/31/2021	232,331	20,779	0.00	10.358446	0.55		2.20	11.999295	2.78	0.00
12/31/2020	187,901	17,074	0.00	10.301957	4.00	‡	2.20	11.674444	7.58	0.00
12/31/2019	15,123	1,459	0.00	10.235576	7.73		1.25	10.852152	9.08	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Mid Cap Index Fund - Class I - April 26, 2021.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

111

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Alternative Fund - Class I
12/31/2023	4,913	415	0.00	11.405006	10.66		0.80	11.920300	11.16	0.35
12/31/2022	4,090	384	0.00	10.306425	0.76	‡	0.80	10.723842	(10.51)‡	0.35
12/31/2021	2,847	239	0.00	11.932697	2.73		0.45	11.882644	2.78	0.40
12/31/2020+	837	72	0.00	11.615694	15.20	‡	0.45	11.561195	5.31 ‡	0.40
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2023	572,336	46,289	1.42	9.681512	7.22	‡	2.70	15.587691	10.11	0.00
12/31/2022	573,786	50,445	0.85	8.374070	(26.48	)‡	3.15	14.156581	(24.13)	0.00
12/31/2021	829,523	54,570	1.22	10.125828	(3.75)		3.90	18.658804	0.08	0.00
12/31/2020	907,772	59,031	1.56	10.520360	10.45	‡	3.90	18.644076	8.86	0.00
12/31/2019	392,405	27,345	2.02	10.455649	13.67		3.61	17.126720	17.85	0.00
JNL Multi-Manager Emerging Markets Equity Fund - Class I
12/31/2023	8,850	568	1.89	14.102309	9.59		0.80	15.405185	10.14	0.30
12/31/2022	7,836	551	1.28	12.867815	1.02	‡	0.80	13.986667	(24.16)	0.30
12/31/2021	10,533	562	1.52	17.186131	(5.36	)‡	0.75	18.442623	0.10	0.30
12/31/2020	9,332	497	1.69	18.973504	8.72		0.45	18.425007	8.88	0.30
12/31/2019	5,455	314	2.74	17.451550	17.64		0.45	16.921652	10.06 ‡	0.30
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2023	398,561	30,860	2.84	11.602053	18.51		3.30	13.856280	22.47	0.00
12/31/2022	345,044	32,293	1.14	9.790311	(32.69)		3.30	11.314130	(30.44)	0.00
12/31/2021	516,746	33,206	0.48	14.544633	0.78	‡	3.30	16.264341	15.62	0.00
12/31/2020	4,018	292	1.71	13.654639	30.54		1.25	14.067615	32.18	0.00
12/31/2019	6,058	577	0.91	10.460508	30.08		1.25	10.643009	31.72	0.00
JNL Multi-Manager International Small Cap Fund - Class I
12/31/2023	5,253	382	3.38	13.485462	21.86		0.80	13.816061	22.41	0.35
12/31/2022	3,845	342	1.60	11.066412	(30.83)		0.80	11.286978	(30.52)	0.35
12/31/2021+	4,185	258	0.49	15.998258	0.92	‡	0.80	16.244131	3.09 ‡	0.35
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2023	445,937	24,391	0.00	16.555406	5.73	‡	2.65	20.077905	12.33	0.00
12/31/2022	393,657	23,853	0.00	15.229350	(18.54	)‡	2.55	17.874111	(16.44)	0.00
12/31/2021	446,998	22,346	0.00	18.208647	20.51		3.05	21.391725	24.25	0.00
12/31/2020	256,509	15,741	0.00	15.109196	11.08		3.05	17.217214	14.52	0.00
12/31/2019	192,437	13,360	0.00	13.602444	24.90		3.05	15.034589	28.77	0.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2023	15,068	760	0.00	19.335947	11.74		0.80	19.953155	12.25	0.35
12/31/2022	13,271	750	0.00	17.303797	(16.85)		0.80	17.776245	(16.48)	0.35
12/31/2021	13,680	645	0.00	20.809734	4.70	‡	0.80	21.282976	24.12	0.35
12/31/2020	5,986	350	0.00	17.090974	14.44		0.45	17.146864	14.56	0.35
12/31/2019	2,784	186	0.00	14.934217	28.52		0.45	14.968076	28.65	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class I - April 27, 2020; JNL Multi-Manager International Small Cap Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

112

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2023	1,825,506	24,732	0.00	46.059273	12.84		3.05	105.853299	16.32	0.00
12/31/2022	1,626,430	25,302	0.00	40.819423	(33.14	)‡	3.05	91.001007	(31.08)	0.00
12/31/2021	2,632,127	27,832	0.00	49.102548	(1.03)		3.91	132.029409	2.92	0.00
12/31/2020	2,556,139	27,576	0.00	49.611387	40.81		3.91	128.282149	46.43	0.00
12/31/2019	1,869,735	29,270	0.00	35.232812	30.68		3.91	87.609325	35.89	0.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2023	32,540	302	0.00	90.480360	15.75		0.80	110.126748	16.27	0.35
12/31/2022	27,383	295	0.00	78.169419	(31.43)		0.80	94.716631	(31.12)	0.35
12/31/2021	40,357	301	0.00	113.991339	(1.41	)‡	0.80	137.503405	2.86	0.35
12/31/2020	26,498	202	0.00	133.243460	46.21		0.45	133.679356	46.35	0.35
12/31/2019	11,378	126	0.00	91.133851	35.70		0.45	91.340597	35.84	0.35
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2023	1,190,537	39,075	0.00	23.842159	17.82		2.65	39.065318	20.97	0.00
12/31/2022	1,054,803	41,378	0.00	20.236707	(14.45	)‡	2.65	32.292942	(12.16)	0.00
12/31/2021	1,265,732	43,048	0.00	19.159203	18.27		3.91	36.761510	22.99	0.00
12/31/2020	684,398	28,256	0.00	16.199045	1.71		3.91	29.889855	5.76	0.00
12/31/2019	665,294	28,692	0.00	15.927205	20.46		3.91	28.261309	25.26	0.00
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2023	19,985	508	0.00	35.132505	20.41		0.80	39.902130	20.95	0.35
12/31/2022	15,029	461	0.00	29.177945	(12.62)		0.80	32.990801	(12.23)	0.35
12/31/2021	15,201	409	0.00	33.392621	2.27	‡	0.80	37.588690	22.92	0.35
12/31/2020	4,765	157	0.00	30.480090	5.61		0.45	30.579793	5.72	0.35
12/31/2019	3,022	105	0.00	28.860487	25.01		0.45	28.925944	25.13	0.35
JNL S&P 500 Index Fund - Class I
12/31/2023	357,912	17,462	0.00	20.040604	25.17		0.80	20.613383	25.73	0.35
12/31/2022	265,856	16,298	0.00	16.011338	(18.83)		0.80	16.395208	(18.46)	0.35
12/31/2021	287,588	14,364	0.00	19.725087	27.50		0.80	20.107559	28.08	0.35
12/31/2020	168,253	10,759	0.00	15.470471	15.57	‡	0.80	15.699539	17.74	0.35
12/31/2019	81,274	6,119	0.00	13.303644	30.66		0.45	13.333817	30.79	0.35
JNL Small Cap Index Fund - Class I
12/31/2023	5,037	360	0.00	9.323668	15.62		0.40	56.610268	15.67	0.35
12/31/2022	2,282	164	0.00	8.064381	(16.57)		0.40	48.939881	(16.53)	0.35
12/31/2021+	711	46	0.00	9.666083	3.90	‡	0.40	58.630802	2.84 ‡	0.35
JNL/AB Sustainable Global Thematic Fund - Class A
12/31/2023	9,388	887	0.00	10.364536	11.58	‡	2.45	10.800017	15.63	0.00
12/31/2022+	3,567	385	0.00	9.225851	(7.74	)‡	1.80	9.340008	(6.60)‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Small Cap Index Fund - Class I - April 26, 2021; JNL/AB Sustainable Global Thematic Fund - Class A - April 25, 2022.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

113

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/AB Sustainable Global Thematic Fund - Class I
12/31/2023	558	52	0.00	10.715055	15.10		0.80	10.778251	15.51	0.45
12/31/2022+	225	24	0.00	9.309056	2.59	‡	0.80	9.331317	(6.69)‡	0.45
JNL/American Funds Balanced Fund - Class A
12/31/2023	2,601,568	116,775	0.00	15.961964	10.83		2.70	30.238172	13.85	0.00
12/31/2022	2,308,484	116,750	0.00	14.402263	(16.05	)‡	2.70	26.559508	(13.76)	0.00
12/31/2021	2,604,564	112,240	0.00	13.341951	10.36		3.86	30.796705	14.71	0.00
12/31/2020	1,939,635	95,086	0.00	12.089221	7.81		3.86	26.848404	21.11 ‡	0.00
12/31/2019	1,466,521	79,873	0.00	11.212971	16.20		3.86	22.809195	20.48	0.25
JNL/American Funds Balanced Fund - Class I
12/31/2023	48,088	1,562	0.00	26.430119	13.27		0.80	31.249641	13.78	0.35
12/31/2022	43,257	1,595	0.00	23.333824	(14.15)		0.80	27.465156	(13.77)	0.35
12/31/2021	48,506	1,545	0.00	27.180651	14.17		0.80	31.849733	14.68	0.35
12/31/2020	34,448	1,253	0.00	23.808083	9.46	‡	0.80	27.772578	11.99	0.35
12/31/2019	21,732	885	0.00	24.742636	20.54		0.45	24.798861	20.66	0.35
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2023	330,476	37,069	0.00	8.608746	0.27	‡	2.60	9.219997	4.65	0.00
12/31/2022	153,468	17,781	0.00	8.449173	(7.39	)‡	2.55	8.809997	(12.86)	0.00
12/31/2021+	59,611	5,944	0.00	9.972763	(0.04	)‡	2.15	10.109997	1.20	0.00
JNL/American Funds Bond Fund of America Fund - Class I
12/31/2023	12,654	1,378	0.00	9.102266	2.74	‡	0.80	9.203356	4.49	0.35
12/31/2022	6,306	717	0.00	8.793302	(12.93)		0.45	8.808068	(12.84)	0.35
12/31/2021+	1,656	164	0.00	10.098957	1.09	‡	0.45	10.105847	1.16 ‡	0.35
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2023	358,345	28,896	0.00	11.637356	5.93		2.45	13.210020	8.55	0.00
12/31/2022	323,255	27,962	0.00	10.986317	(9.75)		2.45	12.170020	(7.52)	0.00
12/31/2021	255,934	20,223	0.00	12.173859	11.76		2.45	13.160022	14.53	0.00
12/31/2020	171,048	15,297	0.00	10.892647	1.46		2.45	11.490023	3.98	0.00
12/31/2019	120,088	11,027	0.00	10.735389	14.59		2.45	11.050029	17.43	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2023	7,860	598	0.00	12.939301	8.05		0.80	13.189380	8.53	0.35
12/31/2022	6,968	575	0.00	11.975227	0.08	‡	0.80	12.152238	(7.61)‡	0.35
12/31/2021	6,987	532	0.00	13.108831	14.42		0.45	13.241678	5.80	0.30
12/31/2020	4,440	387	0.00	11.456417	3.76		0.45	11.483819	3.87	0.35
12/31/2019	2,892	262	0.00	11.041009	17.29		0.45	11.056317	17.40	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/AB Sustainable Global Thematic Fund - Class I - April 25, 2022; JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021; JNL/American Funds Bond Fund of America Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

114

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Capital World Bond Fund - Class A
12/31/2023	319,304	33,972	0.00	7.789887	3.00		2.70	11.264231	5.82	0.00
12/31/2022	329,191	36,601	0.00	7.563007	(20.08	)‡	2.70	10.645186	(17.90)	0.00
12/31/2021	454,547	40,948	0.00	8.970656	(8.27)		3.16	12.966569	(5.33)	0.00
12/31/2020	476,909	40,193	0.00	9.779610	6.14		3.16	13.696146	12.13 ‡	0.00
12/31/2019	468,666	42,770	0.00	9.213766	4.17		3.16	12.203739	7.24	0.25
JNL/American Funds Capital World Bond Fund - Class I
12/31/2023	4,289	379	0.00	10.468386	5.30		0.80	11.420280	5.73	0.35
12/31/2022	4,313	403	0.00	9.941810	(18.32)		0.80	10.800955	(17.96)	0.35
12/31/2021	4,713	361	0.00	12.172165	(5.77)		0.80	13.165243	(5.34)	0.35
12/31/2020	3,433	249	0.00	12.917349	9.00		0.80	13.908448	9.49	0.35
12/31/2019	2,181	173	0.00	11.850578	0.25	‡	0.80	12.702509	7.45	0.35
JNL/American Funds Global Growth Fund - Class A
12/31/2023	832,271	35,440	0.00	19.984057	18.70		2.80	26.655115	22.06	0.00
12/31/2022	649,385	33,313	0.00	16.835223	(27.07)		2.80	21.836861	(25.01)	0.00
12/31/2021	916,809	34,819	0.00	23.085357	7.98	‡	2.80	29.119510	16.08	0.00
12/31/2020	704,355	30,693	0.00	20.528794	26.56		2.75	25.085881	30.09	0.00
12/31/2019	425,322	23,758	0.00	16.220790	4.22	‡	2.75	19.284083	34.95	0.00
JNL/American Funds Global Growth Fund - Class I
12/31/2023	23,291	944	0.00	25.174105	21.52		0.80	24.622868	22.07	0.35
12/31/2022	18,138	897	0.00	20.715792	(25.42)		0.80	20.171592	(25.08)	0.35
12/31/2021	25,150	926	0.00	27.776315	15.54		0.80	26.925582	16.06	0.35
12/31/2020	15,256	652	0.00	24.041448	29.37		0.80	23.200508	29.95	0.35
12/31/2019	6,995	391	0.00	18.583289	14.56	‡	0.80	17.852812	34.92	0.35
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2023	621,858	32,342	0.00	15.187568	12.36		3.05	23.038291	15.84	0.00
12/31/2022	567,059	33,743	0.00	13.516426	(31.91	)‡	3.05	19.888816	(29.80)	0.00
12/31/2021	857,882	35,358	0.00	17.972404	2.31		3.90	28.332883	6.38	0.00
12/31/2020	828,062	35,884	0.00	17.566799	12.99	‡	3.90	26.634150	58.76 ‡	0.00
12/31/2019	707,894	39,195	0.00	15.323369	27.15		3.06	20.007908	30.70	0.30
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2023	11,053	480	0.00	21.370964	15.17		0.80	23.323189	15.68	0.35
12/31/2022	9,314	467	0.00	18.556443	(30.15)		0.80	20.160947	(29.83)	0.35
12/31/2021	13,156	464	0.00	26.564283	5.86		0.80	28.731844	6.33	0.35
12/31/2020	7,401	276	0.00	25.094692	27.23	‡	0.80	27.020523	29.33	0.35
12/31/2019	4,662	225	0.00	20.845693	30.85		0.45	20.893060	30.98	0.35
JNL/American Funds Growth Allocation Fund - Class A
12/31/2023	3,416,870	154,480	0.00	18.778703	14.08		2.70	25.731975	17.20	0.00
12/31/2022	3,044,031	159,257	0.00	16.460589	(21.41	)‡	2.70	21.955854	(19.27)	0.00
12/31/2021	3,918,414	163,349	0.00	19.766571	5.49	‡	3.30	27.196386	13.64	0.00
12/31/2020	3,315,196	155,187	0.00	18.531371	16.55		2.95	23.932818	20.04	0.00
12/31/2019	2,668,219	148,120	0.00	15.899604	19.78	‡	2.95	19.937036	23.37	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

115

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Growth Allocation Fund - Class I
12/31/2023	49,040	2,002	0.00	24.074462	16.65		0.80	25.225299	17.11	0.40
12/31/2022	39,849	1,906	0.00	20.638831	(19.69)		0.80	21.539324	(19.37)‡	0.40
12/31/2021	46,895	1,806	0.00	25.700452	11.63	‡	0.80	25.960237	13.57	0.35
12/31/2020	31,039	1,358	0.00	22.783455	19.88		0.45	22.857876	20.00	0.35
12/31/2019	16,541	868	0.00	19.005851	23.16		0.45	19.048875	23.28	0.35
JNL/American Funds Growth Fund - Class A
12/31/2023	4,660,907	106,197	0.00	34.437805	33.57		3.30	51.004407	38.03	0.00
12/31/2022	3,081,442	95,722	0.00	25.782993	(32.42)		3.30	36.950590	(30.15)	0.00
12/31/2021	4,201,244	89,946	0.00	38.149604	2.98	‡	3.30	52.903002	21.61	0.00
12/31/2020	2,879,864	74,096	0.00	33.156174	47.05		3.05	43.502844	51.60	0.00
12/31/2019	1,108,232	42,510	0.00	22.548230	26.40		3.05	28.695777	30.32	0.00
JNL/American Funds Growth Fund - Class I
12/31/2023	96,114	1,957	0.00	47.651228	37.36		0.80	49.307591	37.98	0.35
12/31/2022	63,941	1,796	0.00	34.690438	(30.50)		0.80	35.735560	(30.19)	0.35
12/31/2021	80,963	1,585	0.00	49.916292	21.00		0.80	51.189855	21.55	0.35
12/31/2020	49,948	1,189	0.00	41.253152	25.68	‡	0.80	42.115705	51.50	0.35
12/31/2019	19,893	718	0.00	27.735761	30.16		0.45	27.798682	30.29	0.35
JNL/American Funds Growth-Income Fund - Class A
12/31/2023	9,601,001	266,386	0.00	27.379174	21.60		3.30	42.972033	25.67	0.00
12/31/2022	7,972,418	274,631	0.00	22.516503	(19.52	)‡	3.30	34.194767	(16.82)	0.00
12/31/2021	9,906,526	280,142	0.00	26.079531	18.92		3.90	41.111164	23.65	0.00
12/31/2020	8,098,565	279,865	0.00	21.930401	8.77		3.90	33.248200	13.10	0.00
12/31/2019	7,349,008	283,739	0.00	20.161626	20.84		3.90	29.397382	25.66	0.00
JNL/American Funds Growth-Income Fund - Class I
12/31/2023	133,436	3,116	0.00	39.842012	25.06		0.80	43.480764	25.62	0.35
12/31/2022	101,092	2,960	0.00	31.859349	(17.24)		0.80	34.613363	(16.86)	0.35
12/31/2021	121,750	2,967	0.00	38.494069	23.02		0.80	41.634400	23.58	0.35
12/31/2020	83,624	2,513	0.00	31.290715	12.55		0.80	33.691440	13.06	0.35
12/31/2019	52,427	1,785	0.00	27.800682	11.45	‡	0.80	29.799180	25.59	0.35
JNL/American Funds International Fund - Class A
12/31/2023	1,347,937	90,600	0.00	11.322091	11.60		3.30	17.772385	15.33	0.00
12/31/2022	1,277,420	97,798	0.00	10.145289	(23.63	)‡	3.30	15.409515	(21.08)	0.00
12/31/2021	1,723,832	102,771	0.00	13.194338	(5.06)		3.36	19.524749	(1.82)	0.00
12/31/2020	1,830,899	105,878	0.00	13.898067	9.80		3.36	19.886524	13.56	0.00
12/31/2019	1,826,377	118,439	0.00	12.657059	18.40		3.36	17.512356	22.45	0.00
JNL/American Funds International Fund - Class I
12/31/2023	16,653	935	0.00	16.503648	14.85		0.80	18.009812	15.37	0.35
12/31/2022	14,139	914	0.00	14.369232	(21.50)		0.80	15.610848	(21.15)	0.35
12/31/2021	16,619	848	0.00	18.305285	(2.35)		0.80	19.797962	(1.91)	0.35
12/31/2020	13,517	675	0.00	18.744941	20.93	‡	0.80	20.183268	13.53	0.35
12/31/2019	9,845	558	0.00	17.737167	22.26		0.45	17.777404	22.38	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

116

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2023	2,324,010	126,641	0.00	15.777227	10.92		2.60	21.368122	13.83	0.00
12/31/2022	2,237,697	137,119	0.00	14.223987	(19.36	)‡	2.60	18.771422	(17.24)	0.00
12/31/2021	2,910,596	145,685	0.00	12.094018	3.04		6.50	22.682135	9.96	0.00
12/31/2020	2,668,914	145,159	0.00	11.737335	9.94		6.50	20.627715	17.32	0.00
12/31/2019	2,294,071	144,592	0.00	10.676599	4.28	‡	6.50	17.582565	18.65	0.00
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2023	21,665	1,068	0.00	19.991532	13.31		0.80	20.947202	13.76	0.40
12/31/2022	18,888	1,060	0.00	17.643550	(2.92	)‡	0.80	18.413397	(17.31)‡	0.40
12/31/2021	25,130	1,163	0.00	21.611145	9.77		0.45	21.703542	9.88	0.35
12/31/2020	19,610	997	0.00	19.688522	17.14		0.45	19.752929	17.26	0.35
12/31/2019	15,405	918	0.00	16.807751	18.46		0.45	16.845881	18.58	0.35
JNL/American Funds New World Fund - Class A
12/31/2023	1,318,128	82,094	0.00	12.853934	12.11		2.95	19.232598	15.46	0.00
12/31/2022	1,211,364	86,073	0.00	11.465308	(24.67	)‡	2.95	16.657425	(22.42)	0.00
12/31/2021	1,642,948	89,363	0.00	13.620431	0.46		3.90	21.471374	4.46	0.00
12/31/2020	1,553,489	87,280	0.00	13.557712	18.35		3.90	20.554981	23.06 ‡	0.00
12/31/2019	1,390,052	94,944	0.00	11.455749	23.76		3.90	16.304921	28.37	0.25
JNL/American Funds New World Fund - Class I
12/31/2023	29,728	1,546	0.00	17.847969	14.88		0.80	19.477973	15.40	0.35
12/31/2022	23,569	1,413	0.00	15.535691	(22.82)		0.80	16.878614	(22.48)	0.35
12/31/2021	28,530	1,327	0.00	20.129890	3.94		0.80	21.772016	4.41	0.35
12/31/2020	20,083	975	0.00	19.366640	19.66	‡	0.80	20.852618	23.01	0.35
12/31/2019	12,214	728	0.00	16.913557	28.42		0.45	16.952068	28.55	0.35
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2023	3,441,847	107,668	0.00	24.377907	13.13		3.30	38.267000	16.92	0.00
12/31/2022	3,202,179	115,693	0.00	21.548245	(11.85	)‡	3.30	32.730037	(8.90)	0.00
12/31/2021	3,693,597	119,993	0.00	16.826246	19.30		6.50	35.926081	27.31	0.00
12/31/2020	3,072,092	125,575	0.00	14.104394	1.60		6.50	28.219237	28.97 ‡	0.00
12/31/2019	3,046,358	133,328	0.00	13.882927	7.30	‡	6.50	25.285147	20.60	0.30
JNL/American Funds Washington Mutual Investors Fund - Class I
12/31/2023	46,660	1,221	0.00	35.489843	16.32		0.80	38.731107	16.84	0.35
12/31/2022	39,969	1,220	0.00	30.510912	(9.36)		0.80	33.148414	(8.95)	0.35
12/31/2021	37,965	1,055	0.00	33.662513	26.68		0.80	36.408568	27.26	0.35
12/31/2020	21,808	770	0.00	26.571976	7.85		0.80	28.610584	8.34	0.35
12/31/2019	14,079	537	0.00	24.637114	12.79	‡	0.80	26.408076	20.94	0.35
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2023	348,927	25,107	0.00	13.115095	7.74		2.60	14.749990	10.57	0.00
12/31/2022	345,982	27,167	0.00	12.173006	(10.91	)‡	2.60	13.339990	(8.57)	0.00
12/31/2021	369,344	26,174	0.00	13.631113	18.74		2.70	14.589988	21.99	0.00
12/31/2020	51,336	4,376	0.00	11.479776	8.80		2.70	11.959988	11.78	0.00
12/31/2019+	34,342	3,231	0.00	10.550987	4.41	‡	2.70	10.700000	7.00 ‡	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/AQR Large Cap Defensive Style Fund - Class A - June 24, 2019.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

117

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2023	6,776	462	0.00	14.649347	10.41		0.45	14.715633	10.52	0.35
12/31/2022	6,034	455	0.00	13.268319	(8.71	)‡	0.45	13.315066	(8.62)	0.35
12/31/2021	5,298	364	0.00	14.406169	8.93	‡	0.80	14.570938	21.97	0.35
12/31/2020	1,642	138	0.00	11.928123	11.63		0.45	11.946258	11.75	0.35
12/31/2019+	570	53	0.00	10.684961	6.85	‡	0.45	10.690511	6.91 ‡	0.35
JNL/Baillie Gifford International Growth Fund - Class A
12/31/2023	673,937	59,124	0.00	10.501648	10.74		2.60	12.185106	13.65	0.00
12/31/2022	621,474	61,188	0.41	9.483105	(38.83	)‡	2.60	10.721644	(37.23)	0.00
12/31/2021	1,087,602	66,347	0.00	15.047053	(11.14	)‡	3.30	17.080002	(6.97)	0.00
12/31/2020	1,169,440	65,557	0.00	16.882390	52.02		3.00	18.360002	56.66	0.00
12/31/2019	593,931	51,505	0.00	11.105028	26.65		3.00	11.720002	30.51	0.00
JNL/Baillie Gifford International Growth Fund - Class I
12/31/2023	18,718	1,551	0.00	11.977353	13.19		0.80	12.147077	13.70	0.35
12/31/2022	18,139	1,708	0.92	10.581878	(37.56)		0.80	10.683793	(37.28)	0.35
12/31/2021	29,508	1,738	0.00	16.947159	(7.44)		0.80	17.033755	(7.02)	0.35
12/31/2020	28,847	1,579	0.00	18.308530	55.91		0.80	18.319384	56.62	0.35
12/31/2019	11,324	972	0.00	11.742650	16.29	‡	0.80	11.696871	30.40	0.35
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A
12/31/2023	7,859	1,403	0.00	5.526916	28.03	‡	1.35	5.730005	45.80	0.00
12/31/2022	1,388	358	0.00	3.848284	(56.29)		1.25	3.930004	(55.74)	0.00
12/31/2021+	1,433	162	0.00	8.804434	(11.96	)‡	1.25	8.880003	(11.20)	0.00
JNL/BlackRock Global Allocation Fund - Class A
12/31/2023	2,648,869	158,995	0.00	13.234643	10.54		3.05	19.806469	13.96	0.00
12/31/2022	2,639,609	178,251	0.00	11.972242	(18.07	)‡	3.05	17.380450	(15.54)	0.00
12/31/2021	3,498,419	196,890	0.00	13.281030	3.20		3.90	20.578933	7.30	0.00
12/31/2020	3,536,425	210,915	0.00	12.869740	14.39		3.90	19.178841	18.94	0.00
12/31/2019	3,409,303	238,754	0.00	11.250996	13.20		3.90	16.125194	17.71	0.00
JNL/BlackRock Global Allocation Fund - Class I
12/31/2023	20,079	1,030	0.00	18.412786	13.45		0.80	20.024039	13.96	0.35
12/31/2022	18,156	1,061	0.00	16.230571	0.06	‡	0.80	17.571798	(15.62)	0.35
12/31/2021	22,135	1,094	0.00	20.735386	7.21		0.45	20.823987	7.32	0.35
12/31/2020	19,084	1,011	0.00	19.341129	18.70		0.45	19.404352	18.81	0.35
12/31/2019	14,738	928	0.00	16.294753	17.55		0.45	16.331691	17.67	0.35
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2023	839,747	71,376	0.00	9.133188	(4.32)		2.80	14.682778	(1.61)	0.00
12/31/2022	1,234,215	102,088	0.00	9.545488	14.42	‡	2.80	14.922723	17.66	0.00
12/31/2021	793,031	76,029	0.00	7.234511	25.78		3.75	12.683174	30.59	0.00
12/31/2020	634,835	78,502	0.00	5.751640	0.46	‡	3.75	9.712337	4.29	0.00
12/31/2019	601,724	77,001	0.00	5.769469	10.62		3.70	9.312416	14.79	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/AQR Large Cap Defensive Style Fund - Class I - June 24, 2019; JNL/Baillie Gifford U.S. Equity Growth Fund - Class A - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

118

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2023	10,535	746	0.00	13.338118	(2.13)		0.80	14.395014	(1.69)	0.35
12/31/2022	17,863	1,240	0.00	13.628956	17.23		0.80	14.643083	17.76	0.35
12/31/2021	8,944	732	0.00	11.625406	15.39	‡	0.80	12.434475	30.40	0.35
12/31/2020	2,447	263	0.00	9.403310	4.14		0.45	9.535539	4.25	0.35
12/31/2019	3,030	339	0.00	9.029320	14.57		0.45	9.147146	14.68	0.35
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2023	3,253,510	29,484	0.00	67.678442	45.21		3.05	162.084765	49.70	0.00
12/31/2022	2,259,323	30,330	0.00	46.607121	(39.74	)‡	3.05	108.273464	(37.88)	0.00
12/31/2021	4,084,562	33,589	0.00	61.648053	15.84		3.90	174.288204	20.45	0.00
12/31/2020	3,903,352	38,276	0.00	53.217372	33.13		3.90	144.697801	41.12 ‡	0.00
12/31/2019	2,839,944	38,242	0.00	39.973551	27.24		3.90	98.282505	31.97	0.25
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2023	47,057	286	0.00	138.676547	48.94		0.80	170.610856	49.61	0.35
12/31/2022	27,022	245	0.00	93.109592	(38.18)		0.80	114.037858	(37.90)	0.35
12/31/2021	45,429	257	0.00	150.614898	15.30	‡	0.80	183.642650	20.38	0.35
12/31/2020	39,167	265	0.00	127.301307	22.78	‡	0.75	152.549247	38.36	0.35
12/31/2019	19,637	183	0.00	110.002923	32.14		0.45	110.252393	32.27	0.35
JNL/Causeway International Value Select Fund - Class A
12/31/2023	729,452	35,491	1.62	14.048805	24.82	‡	2.80	29.005624	28.35	0.00
12/31/2022	467,040	28,834	1.33	11.703333	(9.47	)‡	2.65	22.598813	(7.05)	0.00
12/31/2021	486,524	27,527	1.30	9.572503	4.34		3.91	24.312568	8.50	0.00
12/31/2020	454,045	27,603	4.68	9.174631	1.83		3.91	22.408446	5.89	0.00
12/31/2019	463,206	29,491	2.89	9.009448	14.41		3.91	21.161144	18.97	0.00
JNL/Causeway International Value Select Fund - Class I
12/31/2023	25,480	866	1.88	25.022919	27.77		0.80	30.101308	28.34	0.35
12/31/2022	14,023	608	1.78	19.584078	2.12	‡	0.80	23.453570	(7.07)	0.35
12/31/2021	12,580	509	2.13	25.129489	8.28		0.45	25.236831	8.38	0.35
12/31/2020	3,753	164	5.53	23.208800	5.75		0.45	23.284753	5.86	0.35
12/31/2019	2,138	99	3.45	21.946091	18.76		0.45	21.995888	18.88	0.35
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2023	587,420	28,839	0.00	18.459687	40.56	‡	2.80	21.997869	44.55	0.00
12/31/2022	335,035	23,483	0.00	12.961297	(34.53)		3.05	15.218526	(32.51)	0.00
12/31/2021	523,638	24,456	0.00	19.796152	17.53		3.05	22.547819	21.17	0.00
12/31/2020	425,031	23,770	0.00	16.843503	26.59		3.05	18.608201	30.50	0.00
12/31/2019	286,978	20,684	0.00	13.306031	27.70		3.05	14.258624	31.66	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2023	32,762	1,503	0.00	21.314784	43.90		0.80	21.924364	44.54	0.35
12/31/2022	23,168	1,534	0.00	14.812647	(32.86)		0.80	15.168047	(32.56)	0.35
12/31/2021	31,665	1,413	0.00	22.063561	0.12	‡	0.80	22.491702	21.14	0.35
12/31/2020	17,294	934	0.00	18.506020	30.37		0.45	18.566585	30.50	0.35
12/31/2019	8,308	585	0.00	14.194528	31.33		0.45	14.226744	31.46	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

119

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DFA International Core Equity Fund - Class A
12/31/2023	268,256	21,667	1.95	11.543280	5.82	‡	2.80	13.099625	15.59	0.00
12/31/2022	188,999	17,436	1.44	10.359778	(6.33	)‡	2.55	11.332793	(12.05)	0.00
12/31/2021	112,912	9,048	2.16	12.112569	1.28	‡	2.45	12.885069	11.33	0.00
12/31/2020	33,746	2,969	0.86	11.226513	32.92	‡	2.00	11.573397	6.96	0.00
12/31/2019+	8,695	809	0.00	10.716154	6.53	‡	1.85	10.819999	8.20 ‡	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2023	17,719	1,358	2.17	12.834765	15.04		0.80	13.098531	15.55	0.35
12/31/2022	13,368	1,183	1.84	11.157047	(12.36)		0.80	11.335333	(11.97)	0.35
12/31/2021	6,247	486	2.68	12.730589	1.75	‡	0.80	12.876112	11.24	0.35
12/31/2020	2,633	228	0.93	11.557318	6.87		0.45	11.574890	6.97	0.35
12/31/2019+	232	21	0.00	10.814660	8.15	‡	0.45	10.820274	8.20 ‡	0.35
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2023	1,180,916	20,073	0.00	40.105218	19.03		2.70	83.790731	22.27	0.00
12/31/2022	1,076,963	22,119	0.00	33.694162	(17.84	)‡	2.70	68.527730	(15.60)	0.00
12/31/2021	1,369,406	23,417	0.00	34.356792	22.64		3.40	81.194972	26.88	0.00
12/31/2020	1,148,587	24,719	0.00	28.014848	11.98		3.40	63.993818	15.85	0.00
12/31/2019	1,167,572	28,782	0.00	25.017909	25.21		3.40	55.237493	29.55	0.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2023	32,096	377	0.00	71.878536	21.74		0.80	87.485651	22.28	0.35
12/31/2022	25,847	371	0.00	59.043872	(15.98)		0.80	71.542550	(15.60)	0.35
12/31/2021	25,292	306	0.00	70.269547	10.03	‡	0.80	84.763288	26.88	0.35
12/31/2020	13,040	199	0.00	66.586539	15.78		0.45	66.804369	15.90	0.35
12/31/2019	8,425	148	0.00	57.510509	29.41		0.45	57.640981	29.54	0.35
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2023	537,179	20,688	0.00	21.829394	13.50		2.80	29.956037	16.72	0.00
12/31/2022	440,198	19,572	0.00	19.233212	(16.12)		2.80	25.665907	(13.75)	0.00
12/31/2021	507,679	19,216	0.00	22.929917	23.95		2.80	29.756497	27.46	0.00
12/31/2020	190,995	9,046	0.00	18.498659	10.04		2.80	23.346254	13.18	0.00
12/31/2019	142,660	7,541	0.51	16.810219	18.02		2.80	20.627519	21.36	0.00
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2023	21,257	1,232	0.00	28.173831	16.18		0.80	15.713206	16.71	0.35
12/31/2022	16,076	1,107	0.00	24.249198	(14.17)		0.80	13.463775	(13.78)‡	0.35
12/31/2021	17,549	1,008	0.00	28.250996	3.63	‡	0.80	29.598850	7.42	0.30
12/31/2020	6,908	541	0.00	12.201628	13.03		0.45	12.241535	13.15	0.35
12/31/2019	4,925	412	1.20	10.794735	21.26		0.45	10.819226	21.38	0.35
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2023	1,692,718	83,982	0.00	12.933770	2.85		3.05	28.438618	6.03	0.00
12/31/2022	1,726,355	89,766	0.00	12.575237	(15.88	)‡	3.05	26.822528	(13.28)	0.00
12/31/2021	2,296,322	102,236	0.00	12.177657	(4.25)		3.91	30.930086	(0.43)	0.00
12/31/2020	2,472,209	108,253	0.00	12.718398	1.06		3.91	31.064749	5.09	0.00
12/31/2019	2,591,296	117,922	2.66	12.585315	3.68		3.91	29.560896	7.81	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DFA International Core Equity Fund - Class A - June 24, 2019; JNL/DFA International Core Equity Fund - Class I - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

120

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2023	26,618	938	0.00	24.506328	5.53		0.80	29.480729	6.00	0.35
12/31/2022	21,776	812	0.00	23.222908	(13.71)		0.80	27.812191	(13.32)	0.35
12/31/2021	26,229	850	0.00	26.912167	(0.32	)‡	0.80	32.086219	(0.48)	0.35
12/31/2020	21,761	698	0.00	32.136584	4.86		0.45	32.241705	4.97	0.35
12/31/2019	13,754	464	4.10	30.645925	7.75		0.45	30.715423	7.85	0.35
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2023	117,645	11,035	0.00	9.476009	6.42		2.80	11.750031	9.39	0.00
12/31/2022	116,799	11,843	0.00	8.904096	(17.39)		2.80	10.741709	(15.05)	0.00
12/31/2021	151,492	12,880	0.00	10.778299	(2.05)		2.80	12.645174	0.74	0.00
12/31/2020	145,977	12,354	0.00	11.003598	0.15		2.80	12.552573	3.02	0.00
12/31/2019	45,279	3,901	0.00	10.986884	1.30	‡	2.80	12.185006	11.38	0.00
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2023	3,146	274	0.00	11.498001	9.24		0.45	11.570449	9.35	0.35
12/31/2022	2,628	250	0.00	10.525552	(15.16)		0.45	10.581317	(15.08)	0.35
12/31/2021	3,262	263	0.00	12.406341	0.54		0.45	12.459634	0.64	0.35
12/31/2020	2,539	206	0.00	12.339518	2.88		0.45	12.380149	2.98	0.35
12/31/2019	1,628	136	0.00	11.994598	11.17		0.45	12.021794	11.28	0.35
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2023	1,635,337	64,687	0.00	21.864853	23.55		3.05	28.124992	27.36	0.00
12/31/2022	1,379,986	68,658	0.00	17.697606	(25.99	)‡	3.05	22.082515	(23.70)	0.00
12/31/2021	2,065,697	77,398	0.00	22.670236	17.45	‡	3.90	28.942868	24.01	0.00
12/31/2020	1,489,202	68,365	0.00	19.880221	11.72		3.05	23.339842	15.18	0.00
12/31/2019	1,411,536	73,675	0.00	17.794401	2.79	‡	3.05	20.263668	33.66	0.00
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2023	28,379	1,071	0.00	26.911214	26.79		0.80	26.428241	27.36	0.35
12/31/2022	23,480	1,131	0.00	21.224442	(24.10)		0.80	20.750354	(23.75)	0.35
12/31/2021	37,203	1,357	0.00	27.961997	22.78	‡	0.80	27.215114	23.96	0.35
12/31/2020	22,808	1,036	0.00	21.883987	15.01		0.45	21.955534	15.12	0.35
12/31/2019	14,825	773	0.00	19.028085	33.48		0.45	19.071215	33.62	0.35
JNL/DoubleLine Total Return Fund - Class A
12/31/2023	674,749	66,340	0.00	8.750565	2.30		2.70	11.553219	5.09	0.00
12/31/2022	675,213	68,961	0.00	8.553909	(10.41	)‡	2.70	10.993666	(13.02)	0.00
12/31/2021	889,468	78,012	0.00	9.145162	(4.24)		3.90	12.639418	(0.43)	0.00
12/31/2020	955,655	82,492	0.00	9.550158	(1.27)		3.90	12.694279	2.66	0.00
12/31/2019	1,012,628	88,653	0.00	9.672524	1.57		3.90	12.365122	5.62	0.00
JNL/DoubleLine Total Return Fund - Class I
12/31/2023	15,733	1,440	0.00	10.904630	4.59		0.80	10.858849	5.06	0.35
12/31/2022	13,277	1,281	0.00	10.425925	(13.44)		0.80	10.335646	(13.05)	0.35
12/31/2021	14,910	1,241	0.00	12.044805	0.37	‡	0.80	11.887117	(0.52)	0.35
12/31/2020	12,877	1,069	0.00	11.910367	2.46		0.45	11.949322	2.56	0.35
12/31/2019	11,643	994	0.00	11.624606	5.53		0.45	11.650971	5.63	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

121

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2023	741,526	28,120	0.00	17.504474	3.91		2.75	38.473602	6.80	0.00
12/31/2022	709,012	28,433	0.00	16.846017	(15.87	)‡	2.75	36.024695	(13.53)	0.00
12/31/2021	947,929	32,535	0.00	14.702333	(4.50)		3.91	41.663627	(0.69)	0.00
12/31/2020	986,280	33,289	0.00	15.395034	4.25		3.91	41.953632	8.41 ‡	0.00
12/31/2019	832,361	30,187	1.76	14.767075	5.04		3.91	35.947446	8.90	0.30
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2023	11,300	290	0.00	32.575081	6.20	‡	0.80	40.074899	6.68	0.35
12/31/2022	8,059	219	0.00	37.369722	(13.67	)‡	0.45	37.566714	(13.59)	0.35
12/31/2021	8,960	210	0.00	35.654654	(0.04	)‡	0.80	43.472531	(0.72)	0.35
12/31/2020	8,116	191	0.00	43.647045	8.17		0.45	43.789685	8.28	0.35
12/31/2019	3,978	100	2.70	40.349576	9.07		0.45	40.441016	9.18	0.35
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2023	510,383	28,430	0.00	14.499406	(0.27)		3.05	20.939337	2.81	0.00
12/31/2022	579,247	32,769	0.00	14.539027	(6.89	)‡	3.05	20.367492	(4.01)	0.00
12/31/2021	647,440	34,697	0.00	14.334410	8.63		3.90	21.219185	12.95	0.00
12/31/2020	577,953	34,570	0.00	13.195292	(7.36)		3.90	18.785796	(3.68)	0.00
12/31/2019	714,401	40,642	0.00	14.244384	22.06		3.90	19.503643	26.92	0.00
JNL/First Sentier Global Infrastructure Fund - Class I
12/31/2023	5,824	279	0.00	19.593206	0.08	‡	0.80	21.108568	2.75	0.35
12/31/2022	5,824	286	0.00	19.260328	(4.45)		0.75	20.543038	(4.07)	0.35
12/31/2021	4,546	215	0.00	20.156965	5.05	‡	0.75	21.413803	12.92	0.35
12/31/2020	2,413	128	0.00	18.901483	(3.84)		0.45	18.962893	(3.74)	0.35
12/31/2019	1,867	95	0.00	19.655704	26.67		0.45	19.699861	26.80	0.35
JNL/Franklin Templeton Income Fund - Class A
12/31/2023	1,405,511	72,243	0.00	14.350945	4.94		3.05	24.595934	8.19	0.00
12/31/2022	1,464,004	80,388	0.00	13.675137	(7.29	)‡	3.05	22.735050	(4.42)	0.00
12/31/2021	1,561,713	80,949	0.00	13.214739	10.53		3.75	23.786849	14.75	0.00
12/31/2020	1,510,434	88,763	0.00	11.955765	(2.85)		3.75	20.728542	0.87	0.00
12/31/2019	1,723,947	100,914	0.00	12.306051	11.82		3.75	20.550557	16.09	0.00
JNL/Franklin Templeton Income Fund - Class I
12/31/2023	7,129	287	0.00	22.255004	7.68		0.80	23.884288	8.11	0.40
12/31/2022	7,740	337	0.00	20.667754	(0.66	)‡	0.80	22.092609	(4.61)‡	0.40
12/31/2021	6,667	278	0.00	24.191020	14.67		0.45	24.294318	14.79	0.35
12/31/2020	4,645	221	0.00	21.095526	0.70		0.45	21.164429	0.80	0.35
12/31/2019	3,182	153	0.00	20.949672	15.83		0.45	20.997095	15.94	0.35
JNL/Goldman Sachs 4 Fund - Class A
12/31/2023	4,637,739	126,500	0.00	27.740102	10.99		3.05	45.289358	14.42	0.00
12/31/2022	4,694,202	144,652	0.00	24.993041	(13.59	)‡	3.05	39.582270	(10.92)	0.00
12/31/2021	6,030,830	163,314	0.00	26.731054	30.68		3.61	44.436583	35.48	0.00
12/31/2020	5,059,492	183,382	0.00	20.455954	0.81		3.61	32.799370	4.52	0.00
12/31/2019	5,955,743	222,780	0.00	20.291761	20.61		3.61	31.382427	25.04	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

122

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Goldman Sachs 4 Fund - Class I
12/31/2023	29,895	828	0.00	41.125208	13.87		0.80	34.407774	14.38		0.35
12/31/2022	27,952	883	0.00	36.115152	(11.41)		0.80	30.080757	(11.01)		0.35
12/31/2021	31,707	870	0.00	40.764879	34.80		0.80	33.801538	35.41		0.35
12/31/2020	16,417	625	0.00	30.241352	4.02		0.80	24.963028	4.49		0.35
12/31/2019	11,173	461	0.00	29.071590	8.73	‡	0.80	23.889796	24.98		0.35
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
12/31/2023	2,010,784	52,970	0.00	27.613179	19.06		2.60	53.909695	22.19		0.00
12/31/2022	1,825,640	58,042	0.00	23.192129	(24.14	)‡	2.60	44.119166	(9.13	)‡	0.00
12/31/2021	2,558,413	62,427	0.00	23.270582	12.04		3.75	53.408383	16.03		0.25
12/31/2020	2,362,131	66,279	0.00	20.769575	15.68		3.75	46.028673	19.80		0.25
12/31/2019	2,152,146	71,619	0.00	17.954577	22.12		3.75	38.421561	26.47		0.25
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
12/31/2023	11,654	331	0.00	45.921310	21.60		0.80	50.902521	22.08		0.40
12/31/2022	9,696	336	0.00	37.765325	(8.28	)‡	0.80	41.695138	(22.26	)‡	0.40
12/31/2021	16,314	432	0.00	36.473166	16.17		0.45	36.629019	16.29		0.35
12/31/2020	11,611	365	0.00	31.395268	19.91		0.45	31.497906	20.03		0.35
12/31/2019	10,669	387	0.00	26.181736	26.59		0.45	26.241077	26.72		0.35
JNL/Goldman Sachs Managed Conservative Fund - Class A
12/31/2023	720,885	47,282	0.00	11.809919	5.67		2.70	19.851349	8.55	‡	0.00
12/31/2022	780,757	54,910	0.00	11.176291	(16.88	)‡	2.70	17.315158	(14.86	)‡	0.30
12/31/2021	1,061,941	62,879	0.00	11.325103	(0.04)		3.70	20.511604	3.47		0.25
12/31/2020	1,126,755	68,293	0.00	11.329422	4.84		3.70	19.824531	8.52		0.25
12/31/2019	1,103,850	71,857	0.00	10.805918	7.03		3.70	18.268163	10.78		0.25
JNL/Goldman Sachs Managed Conservative Fund - Class I
12/31/2023	2,269	149	0.00	15.049949	8.37		0.45	15.144440	8.48		0.35
12/31/2022	2,925	209	0.00	13.887134	(14.77)		0.45	13.960372	(14.69)		0.35
12/31/2021	2,270	138	0.00	16.294147	3.67		0.45	16.363788	3.77		0.35
12/31/2020	1,976	126	0.00	15.717266	8.61		0.45	15.768739	8.72		0.35
12/31/2019	2,083	144	0.00	14.471648	10.85		0.45	14.504527	10.96		0.35
JNL/Goldman Sachs Managed Growth Fund - Class A
12/31/2023	4,000,078	112,625	0.00	23.107986	16.45		3.05	50.653250	20.04		0.00
12/31/2022	3,774,823	125,920	0.00	19.844304	(23.50	)‡	3.05	42.196125	(21.14	)‡	0.00
12/31/2021	5,331,846	138,159	0.00	21.711732	10.20		3.80	50.424867	14.18		0.25
12/31/2020	5,235,495	153,385	0.00	19.702594	14.29		3.80	44.162671	18.42		0.25
12/31/2019	5,060,005	173,818	0.00	17.239658	19.77		3.80	37.294263	24.10		0.25
JNL/Goldman Sachs Managed Growth Fund - Class I
12/31/2023	22,321	759	0.00	43.152426	19.48		0.80	47.833116	19.96		0.40
12/31/2022	18,135	754	0.00	36.115538	(10.82	)‡	0.80	39.873620	(21.22	)‡	0.40
12/31/2021	22,251	664	0.00	29.793157	14.30		0.45	29.919954	14.42		0.35
12/31/2020	14,269	505	0.00	26.064640	18.50		0.45	26.149409	18.62		0.35
12/31/2019	8,148	362	0.00	21.995024	24.20		0.45	22.044505	24.33		0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

123

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Goldman Sachs Managed Moderate Fund - Class A
12/31/2023	1,738,711	89,324	0.00	14.125784	8.78		3.05	25.400120	12.14	0.00
12/31/2022	1,809,529	102,854	0.00	12.986143	(19.01	)‡	3.05	22.651304	(6.64)‡	0.00
12/31/2021	2,499,769	116,977	0.00	14.347749	2.89		3.70	25.764338	6.44	0.30
12/31/2020	2,619,723	129,169	0.00	13.945120	8.25		3.70	24.205400	11.99	0.30
12/31/2019	2,650,994	144,879	0.00	12.882339	10.73		3.70	21.614229	14.55	0.30
JNL/Goldman Sachs Managed Moderate Fund - Class I
12/31/2023	3,135	164	0.00	22.594901	3.72	‡	0.80	24.403273	12.07	0.40
12/31/2022	2,674	155	0.00	17.002519	(16.63)		0.45	21.774859	(16.59)‡	0.40
12/31/2021	4,028	196	0.00	20.394731	6.57		0.45	20.481898	6.68	0.35
12/31/2020	4,289	209	0.00	19.136701	12.20		0.45	19.199283	12.32	0.35
12/31/2019	3,285	167	0.00	17.055228	14.73		0.45	17.093893	14.85	0.35
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
12/31/2023	3,764,814	131,054	0.00	18.961571	12.63		3.00	41.030371	16.05	0.00
12/31/2022	3,729,926	148,659	0.00	16.835030	(21.34	)‡	3.00	35.354978	(7.74)‡	0.00
12/31/2021	5,218,913	166,159	0.00	13.954297	5.65		4.80	41.105602	10.57	0.25
12/31/2020	5,342,095	186,063	0.00	13.207512	10.09		4.80	37.175112	15.21	0.25
12/31/2019	5,311,356	210,974	0.00	11.997300	6.80	‡	4.80	32.266611	18.83	0.25
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
12/31/2023	7,372	262	0.00	23.712512	15.84		0.45	38.753830	15.90	0.40
12/31/2022	6,568	271	0.00	20.469436	(19.06)		0.45	33.436955	(19.02)‡	0.40
12/31/2021	8,139	271	0.00	25.289866	10.67		0.45	25.397947	10.78	0.35
12/31/2020	5,498	212	0.00	22.851709	15.37		0.45	22.926431	15.49	0.35
12/31/2019	5,782	244	0.00	19.807035	18.93		0.45	19.851939	19.05	0.35
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2023	333,937	25,477	0.00	11.899139	25.37		2.80	14.179997	28.95	0.00
12/31/2022	238,806	23,219	0.00	9.491060	(24.05)		2.80	10.996528	(21.90)	0.00
12/31/2021	296,236	22,221	0.00	12.495823	(4.98)		2.80	14.079579	(2.30)	0.00
12/31/2020	211,657	15,332	0.00	13.150990	29.45		2.80	14.410987	33.12	0.00
12/31/2019	77,123	7,341	0.65	10.159250	17.74		2.80	10.825815	21.09	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2023	15,855	1,127	0.00	13.749604	28.26		0.80	14.142336	28.84	0.35
12/31/2022	10,864	994	0.00	10.719862	(22.24)		0.80	10.976682	(21.89)	0.35
12/31/2021	12,637	903	0.00	13.786233	(12.42	)‡	0.80	14.053360	(2.34)	0.35
12/31/2020	8,210	572	0.00	14.343753	32.95		0.45	14.390644	33.08	0.35
12/31/2019	3,198	296	0.56	10.788934	20.83		0.45	10.813376	20.95	0.35
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2023	426,262	29,224	1.32	12.870320	16.81	‡	2.70	16.268050	19.99	0.00
12/31/2022	387,661	31,487	0.41	11.061049	(18.18	)‡	2.65	13.557308	(15.99)	0.00
12/31/2021	524,034	35,329	0.97	13.473960	14.71		2.70	16.138005	17.85	0.00
12/31/2020	395,825	31,022	3.28	11.745759	8.29		2.70	13.693337	11.25	0.00
12/31/2019	427,770	36,840	1.52	10.846779	24.24		2.70	12.308644	27.64	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

124

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2023	8,080	515	1.69	15.516911	19.49		0.80	15.656030	20.03	0.35
12/31/2022	7,639	585	0.75	12.985697	(16.45)		0.80	13.043449	(16.08)	0.35
12/31/2021	9,716	622	1.19	15.543232	(0.93	)‡	0.80	15.542433	17.73	0.35
12/31/2020	5,459	412	4.82	13.158668	11.18		0.45	13.201716	11.29	0.35
12/31/2019	3,511	295	2.17	11.835189	27.35		0.45	11.862039	27.48	0.35
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2023	97,160	7,869	2.08	11.383486	6.64		2.80	13.233280	9.66	0.00
12/31/2022	99,927	8,762	1.02	10.674368	(27.79	)‡	2.80	12.067976	(25.74)	0.00
12/31/2021	178,027	11,450	1.45	14.241067	34.31	‡	3.90	16.251797	44.13	0.00
12/31/2020	30,400	2,784	1.81	10.546490	8.71	‡	2.80	11.275496	(4.14)	0.00
12/31/2019	30,838	2,673	1.45	11.330928	1.72	‡	2.70	11.762272	25.26	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2023	3,474	265	2.70	12.870593	8.54	‡	0.80	13.186107	9.51	0.35
12/31/2022	3,053	255	1.35	11.988592	(25.88)		0.45	12.041152	(25.81)	0.35
12/31/2021	5,464	338	1.72	16.174922	44.00		0.45	16.229694	44.14	0.35
12/31/2020	917	82	2.50	11.232720	(4.32)		0.45	11.259532	(4.22)	0.35
12/31/2019	641	55	1.24	11.739713	25.11		0.45	11.755961	25.23	0.35
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2023	348,681	25,070	0.00	12.725339	5.65		2.70	15.070074	8.54	0.00
12/31/2022	391,566	30,188	0.00	12.044447	(6.48	)‡	2.70	13.884675	(1.97)	0.00
12/31/2021	160,810	11,984	0.00	12.702205	4.00	‡	2.55	14.162991	18.65	0.00
12/31/2020	108,425	9,472	0.00	11.018625	(1.83)		2.45	11.936491	0.61	0.00
12/31/2019	97,998	8,508	2.54	11.223669	20.85		2.45	11.864344	23.84	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2023	14,492	971	0.00	14.620307	0.85	‡	0.80	15.038404	8.54	0.35
12/31/2022	16,103	1,170	0.00	13.782584	(2.16)		0.45	13.855348	(2.07)	0.35
12/31/2021	5,100	364	0.00	14.087463	18.54		0.45	14.147726	18.66	0.35
12/31/2020	3,298	280	0.00	11.883994	0.41		0.45	11.922882	0.51	0.35
12/31/2019	2,328	199	2.52	11.835473	23.72		0.45	11.862339	23.85	0.35
JNL/Invesco Global Growth Fund - Class A
12/31/2023	1,304,692	35,842	0.00	24.889409	30.49		3.05	49.690942	34.52	0.00
12/31/2022	1,092,761	39,873	0.00	19.074262	(34.22	)‡	3.05	36.939457	(10.33)‡	0.00
12/31/2021	1,787,737	43,571	0.00	24.317939	10.96		3.90	51.732645	15.08	0.25
12/31/2020	1,759,004	48,862	0.00	21.916334	23.26		3.90	44.952168	27.85	0.25
12/31/2019	1,700,379	59,777	0.60	17.779860	26.26		3.90	35.160564	30.96	0.25
JNL/Invesco Global Growth Fund - Class I
12/31/2023	14,335	287	0.00	43.644237	33.90		0.80	48.884584	34.57	0.30
12/31/2022	11,207	302	0.00	32.595503	(32.56)		0.80	36.327646	(32.23)	0.30
12/31/2021	18,005	330	0.00	48.334404	10.34	‡	0.80	53.600787	15.38	0.30
12/31/2020	13,349	281	0.00	48.562809	27.93		0.45	46.456421	28.13	0.30
12/31/2019	9,997	267	1.07	37.959049	31.14		0.45	36.258165	11.66 ‡	0.30

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

125

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2023	1,543,825	35,411	0.00	31.705373	9.05	‡	2.75	58.330496	12.08	0.00
12/31/2022	1,436,820	36,480	0.00	27.278734	(37.22	)‡	3.05	52.041884	(35.28)	0.00
12/31/2021	2,308,501	37,426	0.00	20.379997	0.22		6.80	80.412112	7.27	0.00
12/31/2020	2,328,187	40,070	0.00	20.335993	46.22		6.80	74.963170	56.51	0.00
12/31/2019	1,660,791	44,177	0.00	13.907899	16.23		6.80	47.897107	24.41	0.00
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2023	19,862	338	0.00	51.384038	11.55		0.80	60.030662	12.05	0.35
12/31/2022	15,126	288	0.00	46.063862	(35.61)		0.80	53.574342	(35.32)	0.35
12/31/2021	24,501	303	0.00	71.539774	6.74		0.80	82.831409	7.22	0.35
12/31/2020	19,231	254	0.00	67.022308	18.79	‡	0.80	77.252467	56.40	0.35
12/31/2019	8,209	170	0.00	49.283835	24.26		0.45	49.395541	24.39	0.35
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2023	948,857	74,626	0.00	10.799523	9.25		3.05	14.506622	12.62	0.00
12/31/2022	963,450	84,189	0.00	9.885266	(21.47)		3.05	12.880697	(19.04)	0.00
12/31/2021	1,339,137	93,440	0.00	12.587895	5.62		3.05	15.910833	8.89	0.00
12/31/2020	1,395,068	104,571	0.00	11.918497	25.15	‡	3.05	14.612194	11.70	0.00
12/31/2019+	33,779	2,745	0.00	11.776556	4.76	‡	1.85	13.081368	17.78 ‡	0.00
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2023	2,508	174	0.00	13.757911	12.12		0.80	14.474816	12.62	0.35
12/31/2022	2,524	198	0.00	12.271003	(11.39	)‡	0.80	12.852612	(19.11)	0.35
12/31/2021	3,119	197	0.00	15.297764	2.00	‡	0.75	15.889953	8.87	0.35
12/31/2020	1,638	113	0.00	14.548434	11.55		0.45	14.595932	11.66	0.35
12/31/2019+	21	2	0.00	13.042651	5.53	‡	0.45	13.072151	5.58 ‡	0.35
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2023	691,391	50,250	0.00	12.660663	12.33		2.80	14.719331	15.52	0.00
12/31/2022	558,958	46,308	0.36	11.270518	(10.69)		2.80	12.742270	(8.16)	0.00
12/31/2021	483,177	36,300	0.74	12.619586	8.75		2.80	13.874210	11.84	0.00
12/31/2020	310,398	25,761	0.63	11.604098	5.66	‡	2.80	12.404934	14.31	0.00
12/31/2019	74,525	6,987	0.00	10.518873	7.16	‡	2.25	10.851600	13.00	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2023	28,376	1,943	0.00	14.316692	14.95		0.80	14.707111	15.53	0.30
12/31/2022	22,940	1,812	0.62	12.454220	0.89	‡	0.80	12.730313	(8.18)	0.30
12/31/2021	20,458	1,482	1.00	13.654887	2.47	‡	0.75	13.864665	11.83	0.30
12/31/2020	9,017	730	0.74	12.354062	14.19		0.45	12.398310	14.36	0.30
12/31/2019	3,568	330	0.00	10.818847	12.80		0.45	10.841322	7.79 ‡	0.30
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2023	2,709,166	28,175	0.00	58.416971	19.52		3.05	139.894952	23.21	0.00
12/31/2022	2,193,969	27,791	0.00	48.877770	(29.26	)‡	3.05	113.542911	(27.08)	0.00
12/31/2021	3,270,927	29,811	0.00	55.071734	6.78		3.90	155.706167	11.03	0.00
12/31/2020	3,166,068	31,760	0.00	51.573717	8.18	‡	3.90	140.238670	47.97	0.00
12/31/2019	1,982,073	29,115	0.00	38.942706	34.96		3.61	94.775677	39.92	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Global Allocation Fund - Class A - June 24, 2019; JNL/JPMorgan Global Allocation Fund - Class I - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

126

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2023	43,455	308	0.00	117.526383	22.60		0.80	144.590038	23.16	0.35
12/31/2022	31,131	271	0.00	95.858319	(27.45)		0.80	117.404253	(27.12)	0.35
12/31/2021	49,018	313	0.00	132.121703	6.80	‡	0.80	161.094105	10.97	0.35
12/31/2020	34,481	242	0.00	144.701591	47.77		0.45	145.174781	47.91	0.35
12/31/2019	14,394	149	0.00	97.926713	39.71		0.45	98.148836	39.85	0.35
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2023	855,781	41,845	0.00	12.907916	1.19		2.90	29.610394	4.16	0.00
12/31/2022	867,359	43,694	0.00	12.756177	(14.18	)‡	2.90	28.427802	(11.66)	0.00
12/31/2021	1,168,697	51,271	0.00	11.851579	(5.75)		3.75	32.180264	(2.14)	0.00
12/31/2020	1,563,966	66,444	0.00	12.574048	3.02		3.75	32.885271	6.95	0.00
12/31/2019	902,107	40,554	0.00	12.205920	2.54		3.75	30.747501	6.46	0.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2023	21,043	706	0.00	25.070406	3.68		0.80	30.843616	4.14	0.35
12/31/2022	20,229	705	0.00	24.181111	(12.09)		0.80	29.616382	(11.69)	0.35
12/31/2021	18,218	565	0.00	27.506377	(0.18	)‡	0.80	33.538183	(2.17)	0.35
12/31/2020	27,071	816	0.00	34.171375	6.74		0.45	34.283171	6.84	0.35
12/31/2019	9,005	289	0.00	32.014692	6.33		0.45	32.087321	6.44	0.35
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2023	867,657	46,112	0.00	14.086029	5.74		3.05	23.621187	9.00	0.00
12/31/2022	891,964	51,052	0.00	13.320763	(5.86	)‡	3.05	21.669873	(2.96)	0.00
12/31/2021	844,732	46,348	0.00	8.441479	19.35		6.50	22.330089	27.36	0.00
12/31/2020	671,373	46,449	0.00	7.072997	(9.84)		6.50	17.532489	(3.78)‡	0.00
12/31/2019	586,357	38,523	0.00	7.844922	6.59	‡	6.50	17.528500	22.60	0.30
JNL/JPMorgan U.S. Value Fund - Class I
12/31/2023	20,529	864	0.00	21.472417	8.47		0.80	22.979845	8.90 ‡	0.40
12/31/2022	20,187	925	0.00	19.795745	(3.42)		0.80	22.082021	(2.98)	0.35
12/31/2021	14,762	658	0.00	20.496120	6.73	‡	0.80	22.760883	27.31	0.35
12/31/2020	3,383	192	0.00	17.819630	(4.01)		0.45	17.877875	(3.91)	0.35
12/31/2019	1,391	77	0.00	18.563506	22.88		0.45	18.605575	23.00	0.35
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2023	118,797	7,294	1.30	13.711875	13.30		2.80	18.488321	16.51	0.00
12/31/2022	97,183	6,858	2.59	12.102224	(5.70	)‡	2.80	15.868505	(17.09)	0.00
12/31/2021	108,360	6,263	0.43	15.744524	4.05		2.25	19.138700	6.42	0.00
12/31/2020	71,681	4,345	0.51	15.131586	10.51		2.25	17.984371	13.03	0.00
12/31/2019	78,110	5,295	0.22	13.692027	19.20		2.25	15.911339	21.92	0.00
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2023	4,700	275	1.53	16.767077	16.30		0.45	16.872379	16.42	0.35
12/31/2022	4,013	273	2.71	14.417142	(17.22)		0.45	14.493208	(17.14)	0.35
12/31/2021	4,657	263	0.76	17.415834	6.24		0.45	17.490273	6.35	0.35
12/31/2020	2,206	133	0.85	16.392355	12.89		0.45	16.445968	13.00	0.35
12/31/2019	1,717	118	0.59	14.520431	21.69		0.45	14.553363	21.81	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

127

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2023	398,965	25,904	0.05	14.054487	32.33	‡	3.05	16.560264	36.41	0.00
12/31/2022	281,119	24,582	0.00	10.574786	(28.53)		3.15	12.139878	(26.25)	0.00
12/31/2021	407,520	25,924	0.00	14.796098	2.34		3.15	16.460852	5.61	0.00
12/31/2020	433,958	28,766	0.31	14.458328	43.26	‡	3.15	15.586247	34.85	0.00
12/31/2019	3,473	304	0.24	11.360121	29.13		1.25	11.558297	30.75	0.00
JNL/Loomis Sayles Global Growth Fund - Class I
12/31/2023	5,127	312	0.40	16.130075	5.30	‡	0.80	16.525645	36.37 ‡	0.35
12/31/2022	2,103	174	0.02	12.065533	(26.30)		0.45	12.091987	(26.27)	0.40
12/31/2021	2,684	164	0.00	16.371859	5.35		0.45	16.399580	5.40	0.40
12/31/2020+	2,236	144	0.30	15.540517	46.25	‡	0.45	15.559042	46.30 ‡	0.40
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2023	394,225	39,292	3.05	9.475372	2.48		2.80	10.502101	5.38	0.00
12/31/2022	350,549	36,368	0.61	9.245972	(7.56)		2.80	9.965618	(4.95)	0.00
12/31/2021	249,985	24,341	0.26	10.002636	(1.84	)‡	2.80	10.484292	0.33	0.00
12/31/2020+	187,268	18,073	0.00	10.295313	1.76	‡	2.20	10.450015	4.50 ‡	0.00
JNL/Lord Abbett Short Duration Income Fund - Class I
12/31/2023	14,472	1,385	2.90	10.308606	4.86		0.80	10.480190	5.33	0.35
12/31/2022	16,650	1,677	0.92	9.830550	(0.46	)‡	0.80	9.949579	(5.06)	0.35
12/31/2021	12,915	1,234	0.40	10.409723	(0.34	)‡	0.75	10.480008	0.33	0.35
12/31/2020+	4,261	408	0.00	10.438122	4.38	‡	0.45	10.445190	4.45 ‡	0.35
JNL/Mellon Bond Index Fund - Class A
12/31/2023	927,122	65,908	0.00	9.855390	2.00		2.85	18.427400	4.95	0.00
12/31/2022	912,174	67,364	0.00	9.661682	(15.96	)‡	2.85	17.559096	(13.54)	0.00
12/31/2021	1,188,210	75,114	0.00	9.303877	(5.92)		3.91	20.308734	(2.17)	0.00
12/31/2020	1,059,818	65,346	0.00	9.889371	2.94		3.91	20.758968	7.05	0.00
12/31/2019	855,249	55,795	2.33	9.606647	3.80		3.91	19.392197	7.93	0.00
JNL/Mellon Bond Index Fund - Class I
12/31/2023	18,919	1,017	0.00	16.261281	4.40		0.80	18.965198	4.87	0.35
12/31/2022	18,354	1,033	0.00	15.575403	(13.95)		0.80	18.083882	(13.56)	0.35
12/31/2021	22,362	1,095	0.00	18.099730	0.64	‡	0.80	20.920688	(2.13)	0.35
12/31/2020	13,881	666	0.00	21.306072	6.78		0.45	21.375770	6.89	0.35
12/31/2019	5,422	278	3.42	19.953057	7.88		0.45	19.998321	7.99	0.35
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2023	483,487	33,344	0.00	10.639994	49.81		2.55	19.955029	53.66	0.00
12/31/2022	148,526	15,536	0.00	7.102479	(42.80	)‡	2.55	12.986105	(41.33)	0.00
12/31/2021	326,497	19,760	0.00	9.605409	11.42		3.71	22.133481	15.64	0.00
12/31/2020	232,677	16,118	0.00	8.620621	20.70		3.71	19.140756	25.26	0.00
12/31/2019	145,444	12,449	0.00	7.142349	21.82		3.71	15.280879	26.40	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Loomis Sayles Global Growth Fund - Class I - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class I - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

128

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2023	8,771	434	0.00	17.399438	53.00		0.80	20.709146	53.69	0.35
12/31/2022	3,079	235	0.00	11.371879	(31.21	)‡	0.80	13.474268	(41.33)	0.35
12/31/2021	5,589	251	0.00	22.869430	15.46		0.45	22.967635	15.57	0.35
12/31/2020	4,313	224	0.00	19.807567	25.16		0.45	19.872716	25.28	0.35
12/31/2019	1,284	83	0.00	15.826014	26.34		0.45	15.862201	26.46	0.35
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2023	1,434,149	25,862	0.00	36.195714	34.44		3.05	76.421768	38.59	0.00
12/31/2022	1,009,530	24,944	0.00	26.923778	(37.86	)‡	3.05	55.142376	(35.94)	0.00
12/31/2021	1,924,691	30,085	0.00	35.769936	10.07	‡	3.90	86.075455	22.54	0.00
12/31/2020	1,670,471	31,652	0.00	32.315250	41.80		3.61	70.242663	47.01	0.00
12/31/2019	1,217,410	33,539	0.00	22.789350	22.38		3.61	47.780042	26.88	0.00
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2023	16,170	208	0.00	66.576297	37.96		0.80	79.239008	38.58	0.35
12/31/2022	14,136	251	0.00	48.257802	(36.23)		0.80	57.179225	(35.94)	0.35
12/31/2021	16,946	194	0.00	75.674407	21.98		0.80	89.262819	22.53	0.35
12/31/2020	12,378	173	0.00	62.036180	24.45	‡	0.80	72.847720	47.04	0.35
12/31/2019	4,509	93	0.00	49.418306	26.71		0.45	49.541118	26.84	0.35
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2023	360,757	25,444	0.00	12.955467	(1.10)		2.75	15.390009	1.65	0.00
12/31/2022	530,859	37,587	0.00	13.099342	(7.73	)‡	2.75	15.140009	(3.20)	0.00
12/31/2021	247,956	16,779	0.00	13.938322	13.20		2.70	15.640012	16.28	0.00
12/31/2020	206,261	16,030	0.00	12.312825	7.48		2.70	13.450012	10.43	0.00
12/31/2019	143,890	12,191	0.00	11.456012	5.05	‡	2.70	12.180016	26.09	0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2023	8,972	587	0.00	14.952048	1.20		0.80	15.379374	1.66	0.35
12/31/2022	13,545	900	0.00	14.774573	(3.61)		0.80	15.128798	(3.18)	0.35
12/31/2021	4,219	271	0.00	15.327831	15.77		0.80	15.625025	16.30	0.35
12/31/2020	3,095	231	0.00	13.239552	9.97		0.80	13.435551	10.46	0.35
12/31/2019	1,461	121	0.00	12.039729	4.21	‡	0.80	12.163162	25.95	0.35
JNL/Mellon Dow Index Fund - Class A
12/31/2023	1,182,507	35,324	0.00	23.284893	12.26		2.80	46.219981	15.43	0.00
12/31/2022	1,158,021	39,470	0.00	20.742735	(10.01	)‡	2.80	40.039984	(7.46)	0.00
12/31/2021	1,347,945	42,027	0.00	17.597069	15.45		4.00	43.269979	20.16	0.00
12/31/2020	1,118,915	41,539	0.00	15.242258	4.68		4.00	36.009985	8.96	0.00
12/31/2019	997,657	40,005	0.00	14.560302	19.60		4.00	33.049985	24.48	0.00
JNL/Mellon Dow Index Fund - Class I
12/31/2023	25,361	560	0.00	39.824723	14.92		0.80	46.226393	15.43	0.35
12/31/2022	22,193	565	0.00	34.655154	(7.88)		0.80	40.045871	(7.47)	0.35
12/31/2021	23,104	545	0.00	37.620975	7.86	‡	0.80	43.279371	20.17	0.35
12/31/2020	13,958	394	0.00	35.899097	8.84		0.45	36.016051	8.95	0.35
12/31/2019	6,274	194	0.00	32.982507	24.37		0.45	33.056814	24.50	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

129

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2023	757,038	71,259	0.00	8.960838	6.36	2.70	12.502977	9.26	0.00
12/31/2022	736,791	74,806	0.00	8.424998	(21.12)‡	2.70	11.443014	(18.97)	0.00
12/31/2021	965,883	78,421	0.00	9.925345	(6.74)	3.41	14.121404	(3.50)	0.00
12/31/2020	1,045,449	80,953	3.20	10.642648	13.18	3.41	14.634284	17.10	0.00
12/31/2019	1,090,072	97,638	2.03	9.403540	13.94	3.41	12.496929	17.89	0.00
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2023	17,713	1,419	0.00	11.705504	8.76	0.80	12.640260	9.24	0.35
12/31/2022	15,373	1,344	0.00	10.763132	(19.27)	0.80	11.570584	(18.91)	0.35
12/31/2021	18,244	1,294	0.00	13.332554	(1.51)‡	0.80	14.268575	(3.51)	0.35
12/31/2020	14,184	970	4.40	14.739847	17.03	0.45	14.787935	17.14	0.35
12/31/2019	8,271	662	2.81	12.595444	17.67	0.45	12.623915	17.79	0.35
JNL/Mellon Energy Sector Fund - Class A
12/31/2023	1,790,756	40,893	0.00	28.732785	(4.20)	3.05	60.640605	(1.24)	0.00
12/31/2022	2,696,809	59,994	0.00	29.993064	56.51 ‡	3.05	61.404124	61.35	0.00
12/31/2021	1,277,370	45,354	0.00	15.786472	48.76	3.91	38.057323	54.69	0.00
12/31/2020	768,163	41,798	0.00	10.612205	(36.27)	3.91	24.602369	(33.73)	0.00
12/31/2019	995,708	35,479	0.00	16.652013	4.47	3.91	37.124126	8.64	0.00
JNL/Mellon Energy Sector Fund - Class I
12/31/2023	20,871	339	0.00	52.857487	(1.67)	0.80	62.911372	(1.23)	0.35
12/31/2022	29,762	475	0.00	53.756082	60.59	0.80	63.694419	61.32	0.35
12/31/2021	12,668	328	0.00	33.473446	29.30 ‡	0.80	39.483781	54.64	0.35
12/31/2020	3,527	141	0.00	25.447890	(33.78)	0.45	25.532895	(33.71)	0.35
12/31/2019	3,544	93	0.00	38.430019	8.54	0.45	38.519848	8.65	0.35
JNL/Mellon Financial Sector Fund - Class A
12/31/2023	1,146,615	50,293	0.00	14.892282	11.95 ‡	3.05	31.441523	15.41	0.00
12/31/2022	1,237,472	61,886	0.00	12.991949	(15.59)‡	3.15	27.243838	(12.89)	0.00
12/31/2021	1,488,981	64,016	0.00	13.880528	24.75	3.61	31.276919	29.34	0.00
12/31/2020	1,018,210	56,049	0.00	11.126354	(6.16)	3.61	24.181997	(2.72)	0.00
12/31/2019	1,233,577	65,331	0.00	11.857332	26.43	3.61	24.856916	31.08	0.00
JNL/Mellon Financial Sector Fund - Class I
12/31/2023	19,315	609	0.00	27.426781	14.92	0.80	32.628588	15.39	0.35
12/31/2022	19,394	700	0.00	23.866075	(13.24)	0.80	28.276254	(12.87)	0.35
12/31/2021	22,608	715	0.00	27.509578	4.73 ‡	0.80	32.452794	29.33	0.35
12/31/2020	9,017	367	0.00	25.009846	(2.81)	0.45	25.092838	(2.71)	0.35
12/31/2019	5,262	206	0.00	25.732089	30.90	0.45	25.791678	31.03	0.35
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2023	2,999,232	59,602	0.00	32.928099	(1.46)	3.05	69.523462	1.58	0.00
12/31/2022	3,343,599	66,687	0.00	33.417075	(8.58)‡	3.05	68.441956	(5.76)	0.00
12/31/2021	3,882,286	72,015	0.00	30.179413	15.60	3.90	72.622727	20.20	0.00
12/31/2020	3,427,548	75,637	0.00	26.106802	4.38 ‡	3.90	60.419401	17.52	0.00
12/31/2019	3,047,856	78,112	0.00	24.520977	17.08	3.61	51.412186	21.38	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

130

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2023	33,145	470	0.00	60.531031	1.13		0.80	72.048515	1.59	0.35
12/31/2022	34,118	491	0.00	59.852891	(6.18)		0.80	70.922353	(5.76)	0.35
12/31/2021	34,546	470	0.00	63.793260	19.64		0.80	75.253185	20.19	0.35
12/31/2020	23,100	376	0.00	53.319888	9.48	‡	0.80	62.614336	17.51	0.35
12/31/2019	12,723	244	0.00	53.161176	21.29		0.45	53.284446	21.41	0.35
JNL/Mellon Industrials Sector Fund - Class A
12/31/2023	205,568	12,466	0.00	15.328249	17.25	‡	2.40	17.870236	20.09	0.00
12/31/2022	171,946	12,362	0.00	12.874050	10.61	‡	2.75	14.880205	(8.71)	0.00
12/31/2021	223,439	14,495	0.00	14.524509	17.70		2.70	16.300228	20.92	0.00
12/31/2020	101,674	7,869	0.00	12.340405	10.53		2.70	13.480187	13.56	0.00
12/31/2019	72,387	6,283	0.00	11.164677	3.53	‡	2.70	11.870136	30.01	0.00
JNL/Mellon Industrials Sector Fund - Class I
12/31/2023	5,223	294	0.00	17.367792	19.57		0.80	17.864291	20.11	0.35
12/31/2022	5,006	338	0.00	14.524998	(9.08)		0.80	14.873497	(8.67)	0.35
12/31/2021	4,706	290	0.00	15.975118	5.49	‡	0.80	16.285041	20.94	0.35
12/31/2020	3,239	241	0.00	13.421289	13.37		0.45	13.465221	13.48	0.35
12/31/2019	1,052	89	0.00	11.838664	29.84		0.45	11.865539	29.97	0.35
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2023	5,064,676	101,655	0.00	32.551699	53.45		3.05	68.713858	58.19	0.00
12/31/2022	3,147,648	98,812	0.00	21.212668	(34.02	)‡	3.05	43.436709	(31.99)	0.00
12/31/2021	5,442,438	114,685	0.00	26.539808	28.11		3.90	63.864342	33.21	0.00
12/31/2020	4,505,629	125,182	0.00	20.715899	7.55	‡	3.90	47.943018	45.12	0.00
12/31/2019	3,166,558	126,284	0.00	15.438628	42.60		3.71	33.036360	47.99	0.00
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2023	83,706	1,204	0.00	59.895695	57.53		0.80	71.288551	58.24	0.35
12/31/2022	51,165	1,162	0.00	38.021680	(32.31)		0.80	45.051181	(32.00)	0.35
12/31/2021	81,118	1,260	0.00	56.166860	32.62		0.80	66.253119	33.22	0.35
12/31/2020	54,066	1,112	0.00	42.351388	44.46		0.80	49.732266	45.11	0.35
12/31/2019	21,560	640	0.00	29.318001	13.32	‡	0.80	34.273042	47.98	0.35
JNL/Mellon International Index Fund - Class A
12/31/2023	2,059,612	84,923	0.00	16.872059	13.82		2.95	32.252611	17.21	0.00
12/31/2022	1,905,756	90,898	0.23	14.823961	(16.69	)‡	2.95	27.516357	(14.20)	0.00
12/31/2021	2,385,338	96,356	0.00	14.738655	6.25		3.90	32.070518	10.47	0.00
12/31/2020	1,348,997	59,681	3.49	13.871614	3.58		3.90	29.030765	7.70	0.00
12/31/2019	1,406,188	66,200	2.67	13.391625	16.58		3.90	26.955530	21.21	0.00
JNL/Mellon International Index Fund - Class I
12/31/2023	53,661	1,653	0.00	28.470714	16.64		0.80	31.776078	17.22	0.30
12/31/2022	46,604	1,677	0.54	24.409860	(14.59)		0.80	27.108227	(14.16)	0.30
12/31/2021	50,273	1,554	0.00	28.580088	(0.73	)‡	0.80	31.581593	2.52	0.30
12/31/2020	22,438	763	5.00	29.824276	7.54		0.45	29.921825	7.64	0.35
12/31/2019	11,708	429	3.47	27.734259	21.02		0.45	27.797169	21.14	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

131

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Materials Sector Fund - Class A
12/31/2023	161,080	10,652	0.00	13.962831	11.36	‡	2.55	16.379997	14.23	0.00
12/31/2022	174,837	13,060	0.00	12.406696	(12.98	)‡	2.75	14.339997	(11.92)	0.00
12/31/2021	180,506	11,723	0.00	14.509007	24.98		2.70	16.279997	28.39	0.00
12/31/2020	72,349	5,954	0.00	11.609468	61.79	‡	2.70	12.679997	18.84	0.00
12/31/2019	23,082	2,229	0.00	10.082365	19.75	‡	2.50	10.669999	22.78	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2023	4,401	270	0.00	15.912485	13.68		0.80	16.367400	14.19	0.35
12/31/2022	4,584	321	0.00	13.997287	(12.27)		0.80	14.333519	(11.88)	0.35
12/31/2021	6,297	389	0.00	15.955634	4.49	‡	0.80	16.265351	28.43	0.35
12/31/2020	1,968	156	0.00	12.623309	18.74		0.45	12.664430	18.86	0.35
12/31/2019	570	54	0.00	10.631207	22.61		0.45	10.655176	22.73	0.35
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2023	6,614,095	87,265	0.00	54.103379	49.57	‡	3.05	97.293171	54.19	0.00
12/31/2022	3,965,249	79,689	0.00	35.524096	(34.88	)‡	3.15	63.100836	(32.80)	0.00
12/31/2021	6,351,303	84,691	0.00	47.915424	21.85		3.90	93.904442	26.70	0.00
12/31/2020	5,324,343	89,031	0.00	39.323234	6.11	‡	3.90	74.118178	47.96	0.00
12/31/2019	3,171,092	77,643	0.00	28.892903	33.65		3.61	50.092004	38.56	0.00
JNL/Mellon Nasdaq® 100 Index Fund - Class I
12/31/2023	122,979	1,526	0.00	87.336601	53.49		0.80	77.768498	54.18	0.35
12/31/2022	73,493	1,407	0.00	56.900637	(33.10)		0.80	50.440025	(32.80)	0.35
12/31/2021	118,483	1,494	0.00	85.059330	26.15		0.80	75.063861	26.72	0.35
12/31/2020	79,233	1,279	0.00	67.427539	12.81	‡	0.80	59.236828	47.92	0.35
12/31/2019	26,142	624	0.00	39.954548	38.39		0.45	40.045227	38.53	0.35
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2023	160,927	13,056	0.00	11.601940	8.50	‡	2.25	13.357134	10.96	0.00
12/31/2022	158,227	14,077	0.00	10.553980	(27.91	)‡	2.50	12.037423	(26.09)	0.00
12/31/2021	226,095	14,678	0.00	14.302601	34.59		3.05	16.286522	38.76	0.00
12/31/2020	97,481	8,681	0.00	10.626947	(8.17)		3.05	11.737482	(5.32)	0.00
12/31/2019	157,669	13,131	0.00	11.571994	24.12		3.05	12.397342	27.94	0.00
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2023	11,350	858	0.00	12.935433	10.50		0.80	13.305243	11.00	0.35
12/31/2022	11,005	922	0.00	11.706379	(26.41)		0.80	11.987133	(26.08)	0.35
12/31/2021	14,684	909	0.00	15.907477	12.76	‡	0.80	16.216055	38.77	0.35
12/31/2020	6,312	542	0.00	11.647544	(5.49)		0.45	11.685646	(5.39)	0.35
12/31/2019	4,041	328	0.00	12.323685	27.91		0.45	12.351648	28.03	0.35
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2023	3,027,254	59,840	0.00	32.658976	12.06		3.30	67.403470	15.81	0.00
12/31/2022	2,759,452	62,350	0.00	29.143765	(16.34	)‡	3.30	58.201419	(13.54)	0.00
12/31/2021	3,481,602	67,149	0.00	30.938350	19.39		3.90	67.318073	24.13	0.00
12/31/2020	2,901,024	68,750	0.00	25.913344	8.67		3.90	54.230230	12.99	0.00
12/31/2019	2,688,525	71,154	0.00	23.845300	20.79		3.90	47.995879	25.58	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

132

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2023	69,309	1,026	0.00	59.291786	15.19	0.80	69.150862	15.71	0.35
12/31/2022	62,833	1,073	0.00	51.471351	(13.96)	0.80	59.761278	(13.57)	0.35
12/31/2021	66,195	980	0.00	59.821994	4.62 ‡	0.80	69.145659	24.10	0.35
12/31/2020	41,612	761	0.00	55.534151	12.83	0.45	55.715551	12.95	0.35
12/31/2019	21,704	448	0.00	49.217947	25.31	0.45	49.329377	25.44	0.35
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2023	12,023,974	281,826	0.00	27.408300	21.60	3.30	56.582898	25.67	0.00
12/31/2022	9,739,080	283,503	0.00	22.538911	(21.17)‡	3.30	45.023933	(18.53)	0.00
12/31/2021	12,044,313	282,042	0.00	25.397994	23.20	3.90	55.264911	28.09	0.00
12/31/2020	9,490,834	282,022	0.00	20.615853	13.28	3.90	43.145415	17.78	0.00
12/31/2019	8,185,613	283,310	1.47	18.198455	25.84	3.90	36.631187	30.83	0.00
JNL/Mellon Small Cap Index Fund - Class A
12/31/2023	2,345,443	55,486	0.00	27.263326	11.83	3.30	56.267791	15.57	0.00
12/31/2022	2,099,400	56,719	0.00	24.380216	(19.34)‡	3.30	48.688344	(16.64)	0.00
12/31/2021	2,685,152	59,681	0.00	26.842685	21.30	3.90	58.408887	26.12	0.00
12/31/2020	2,202,350	61,108	0.00	22.128644	6.58	3.90	46.311744	10.81	0.00
12/31/2019	2,137,359	64,950	0.00	20.763226	17.56	3.90	41.794051	22.23	0.00
JNL/Mellon Small Cap Index Fund - Class I
12/31/2023	60,124	1,066	0.00	49.517371	15.00	0.80	57.751705	15.52	0.35
12/31/2022	50,199	1,026	0.00	43.058408	(17.04)	0.80	49.993794	(16.67)	0.35
12/31/2021	60,187	1,027	0.00	51.902868	17.00 ‡	0.80	59.993036	26.03	0.35
12/31/2020	35,209	754	0.00	47.446085	10.66	0.45	47.601171	10.77	0.35
12/31/2019	18,394	436	0.00	42.874754	22.03	0.45	42.971946	22.15	0.35
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2023	4,501,099	244,945	0.00	16.498122	22.05	3.05	19.929984	25.82	0.00
12/31/2022	4,136,700	279,586	0.00	13.517499	(22.32)	3.05	15.839985	(19.92)	0.00
12/31/2021	6,055,701	323,404	0.00	17.401378	21.58	3.05	19.779985	25.35	0.00
12/31/2020	788,063	52,103	0.00	14.312325	16.57	3.05	15.779986	20.18	0.00
12/31/2019	517,915	40,677	0.00	12.277636	26.22	3.05	13.129987	30.13	0.00
JNL/Mellon U.S. Stock Market Index Fund - Class I
12/31/2023	65,096	3,290	0.00	19.366127	25.13	0.80	19.981925	25.76	0.30
12/31/2022	55,756	3,539	0.00	15.476497	(20.29)	0.80	15.889438	(19.89)	0.30
12/31/2021	79,428	4,032	0.00	19.415773	11.71 ‡	0.80	19.834734	25.25	0.30
12/31/2020	23,954	1,521	0.00	15.727130	20.09	0.45	15.836065	20.27	0.30
12/31/2019	13,974	1,066	0.00	13.095762	29.89	0.45	13.166698	12.09 ‡	0.30
JNL/Mellon Utilities Sector Fund - Class A
12/31/2023	365,423	20,273	0.00	14.954434	(10.47)	3.05	20.706998	(7.71)	0.00
12/31/2022	614,566	31,096	0.00	16.703981	(2.21)	3.05	22.436557	0.80	0.00
12/31/2021	299,840	15,066	0.00	17.082146	13.26	3.05	22.257638	16.77	0.00
12/31/2020	268,414	15,574	0.00	15.081826	(4.03)	3.05	19.060932	(1.05)	0.00
12/31/2019	325,693	18,466	0.91	15.714407	3.20 ‡	3.05	19.263704	24.20	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

133

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Utilities Sector Fund - Class I
12/31/2023	8,217	447	0.00	19.558506	(8.11)		0.80	18.270309	(7.70)	0.35
12/31/2022	11,362	571	0.00	21.285015	0.41		0.80	19.793893	0.86	0.35
12/31/2021	4,987	251	0.00	21.197301	11.91	‡	0.80	19.624167	16.70	0.35
12/31/2020	3,696	217	0.00	16.760822	(1.12)		0.45	16.815667	(1.02)	0.35
12/31/2019	4,444	259	1.06	16.951234	24.13		0.45	16.989693	24.26	0.35
JNL/Mellon World Index Fund - Class A
12/31/2023	376,603	11,169	0.00	23.623000	19.94		2.80	46.890401	23.34	0.00
12/31/2022	332,526	12,029	0.00	19.694939	(20.30	)‡	2.80	38.016849	(18.05)	0.00
12/31/2021	402,396	11,815	1.23	18.865129	16.42		4.00	46.388332	21.17	0.00
12/31/2020	353,759	12,463	1.96	16.204065	11.08		4.00	38.282490	15.61	0.00
12/31/2019	359,890	14,510	1.80	14.587761	22.28		4.00	33.112516	27.27	0.00
JNL/Mellon World Index Fund - Class I
12/31/2023	9,931	216	0.00	46.655817	23.23		0.45	46.949084	23.36	0.35
12/31/2022	8,064	216	0.00	37.859229	(18.13)		0.45	38.059250	(18.05)	0.35
12/31/2021	7,935	174	1.70	46.242694	21.04		0.45	46.440676	21.16	0.35
12/31/2020	4,272	113	2.58	38.203893	15.50		0.45	38.329105	15.62	0.35
12/31/2019	2,827	86	2.43	33.075970	27.19		0.45	33.151210	27.32	0.35
JNL/MFS Mid Cap Value Fund - Class A
12/31/2023	1,746,521	50,534	0.00	26.289879	9.27		2.80	44.326047	12.36	0.00
12/31/2022	1,830,614	58,823	0.00	24.060185	(11.51	)‡	2.80	39.449450	(9.01)	0.00
12/31/2021	1,991,648	57,436	0.00	22.595383	25.53		3.91	43.355579	30.53	0.00
12/31/2020	1,522,703	56,682	0.00	18.000323	(0.11)		3.91	33.214211	3.87 ‡	0.00
12/31/2019	1,132,600	43,409	0.00	18.020795	25.86		3.91	30.602565	30.49	0.30
JNL/MFS Mid Cap Value Fund - Class I
12/31/2023	28,812	650	0.00	39.891381	11.78		0.80	45.315182	12.28	0.35
12/31/2022	25,730	651	0.00	35.687890	(9.49)		0.80	40.358758	(9.07)	0.35
12/31/2021	27,003	623	0.00	39.427930	21.22	‡	0.80	44.386131	30.47	0.35
12/31/2020	11,122	334	0.00	33.683466	3.66		0.45	34.019377	3.77	0.35
12/31/2019	5,865	184	0.00	32.493678	30.77		0.45	32.784913	30.90	0.35
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
12/31/2023	7,818	715	0.00	10.787568	39.49		1.35	11.180007	41.34	0.00
12/31/2022	3,236	414	0.00	7.733782	(3.44	)‡	1.35	7.910007	(34.47)	0.00
12/31/2021+	3,805	317	0.00	11.967521	19.68	‡	1.25	12.070005	20.70	0.00
JNL/Morningstar U.S. Sustainability Index Fund - Class A
12/31/2023	274,884	13,321	0.00	18.901523	22.75		2.55	22.414493	25.91	0.00
12/31/2022	201,680	12,149	0.00	15.398962	(20.54	)‡	2.55	17.802452	(19.99)	0.00
12/31/2021	299,284	14,257	0.00	19.286056	26.70		3.05	22.250503	30.63	0.00
12/31/2020	132,736	8,158	0.00	15.221630	16.90		3.05	17.033774	20.52	0.00
12/31/2019	59,622	4,360	0.00	13.020872	9.58	‡	3.05	14.133315	30.71	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A - April 26, 2021.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

134

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Morningstar U.S. Sustainability Index Fund - Class I
12/31/2023	13,517	607	0.00	22.242798	25.85	‡	0.45	22.382504	25.98	0.35
12/31/2022	9,110	515	0.00	17.302448	(20.35)		0.80	17.767173	(19.99)	0.35
12/31/2021	10,481	474	0.00	21.722110	2.90	‡	0.80	22.205762	30.63	0.35
12/31/2020	4,624	273	0.00	16.943800	20.38		0.45	16.999238	20.50	0.35
12/31/2019	382	27	0.00	14.075197	30.66		0.45	14.107122	30.79	0.35
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2023	839,196	45,226	0.85	17.322178	27.99	‡	2.70	20.031281	31.48	0.00
12/31/2022	361,223	25,408	1.34	13.654245	(15.92	)‡	2.50	15.234876	(13.80)	0.00
12/31/2021	371,570	22,294	1.37	16.129056	0.57	‡	2.70	17.673324	23.89	0.00
12/31/2020	231,075	17,045	1.36	13.439708	11.35		2.50	14.265106	14.17	0.00
12/31/2019	141,685	11,898	0.76	12.069673	31.31		2.50	12.494542	34.64	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2023	19,264	971	0.98	19.496901	30.73		0.80	19.974940	31.32	0.35
12/31/2022	9,161	606	1.49	14.913530	(8.76	)‡	0.80	15.210774	(13.82)	0.35
12/31/2021	10,026	571	1.58	17.585082	23.75		0.45	17.650740	23.87	0.35
12/31/2020	5,284	373	2.01	14.210096	13.92		0.45	14.248905	14.07	0.35
12/31/2019	1,816	147	1.08	12.474166	34.51		0.45	12.491442	34.64	0.35
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2023	38,021	4,192	0.00	8.495894	(7.23)		1.60	9.918702	(5.73)	0.00
12/31/2022	60,992	6,287	0.00	9.157547	5.67	‡	1.60	10.521735	21.55	0.00
12/31/2021	23,449	2,904	0.00	7.864204	28.14		1.25	8.656091	29.76	0.00
12/31/2020	11,822	1,881	0.00	6.137041	(4.83)		1.25	6.671095	(3.63)	0.00
12/31/2019	16,229	2,470	2.10	6.448292	10.70		1.25	6.922363	12.09	0.00
JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
12/31/2023	26,079	2,521	0.00	10.221481	11.23		1.60	10.499976	13.02	0.00
12/31/2022+	6,594	714	0.00	9.189113	3.61	‡	1.60	9.289978	(7.10)‡	0.00
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2023	570,856	46,947	0.00	9.620297	6.23		3.30	14.139268	9.78	0.00
12/31/2022	516,280	46,071	0.00	9.056255	(13.71)		3.30	12.879335	(10.82)	0.00
12/31/2021	653,701	51,384	0.00	10.495271	(0.68)		3.30	14.442579	2.65	0.00
12/31/2020	592,703	47,287	0.00	10.567012	3.54		3.30	14.069267	7.01	0.00
12/31/2019	624,363	52,652	2.64	10.206136	5.80		3.30	13.147651	9.35	0.00
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2023	9,789	692	0.00	14.169683	9.57		0.45	14.258629	9.68	0.35
12/31/2022	8,793	683	0.00	12.932139	(10.99)		0.45	13.000363	(10.90)	0.35
12/31/2021	8,747	605	0.00	14.528783	2.57		0.45	14.590860	2.68	0.35
12/31/2020	4,851	344	0.00	14.164385	6.82		0.45	14.210716	6.93	0.35
12/31/2019	3,539	268	3.84	13.259488	9.11		0.45	13.289561	9.22	0.35

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Neuberger Berman Gold Plus Strategy Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

135

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Newton Equity Income Fund - Class A
12/31/2023	1,649,485	47,643	0.00	29.188108	7.43	‡	2.70	40.248503	10.37	0.00
12/31/2022	1,630,196	51,416	0.00	27.019942	0.99		2.75	36.468176	3.80	0.00
12/31/2021	510,616	16,425	0.00	26.753845	15.59	‡	2.75	35.133115	32.77	0.00
12/31/2020	187,709	7,841	0.00	21.561672	0.12		2.30	26.462257	2.45	0.00
12/31/2019	214,116	9,045	0.00	21.536093	25.70		2.30	25.829861	28.62	0.00
JNL/Newton Equity Income Fund - Class I
12/31/2023	43,378	1,314	0.00	37.581115	9.79		0.80	31.011472	10.29	0.35
12/31/2022	43,785	1,477	0.00	34.229174	3.28		0.80	28.118985	3.75	0.35
12/31/2021	9,192	308	0.00	33.140646	8.04	‡	0.80	27.102759	32.71	0.35
12/31/2020	2,925	141	0.00	20.355950	2.30		0.45	20.422536	2.40	0.35
12/31/2019	2,461	123	0.00	19.898608	28.38		0.45	19.943749	28.51	0.35
JNL/PIMCO Income Fund - Class A
12/31/2023	853,929	79,871	0.00	9.710775	5.42		2.80	11.567522	8.41	0.00
12/31/2022	687,962	68,881	0.00	9.211748	(10.62	)‡	2.80	10.669777	(8.09)	0.00
12/31/2021	860,286	78,201	0.00	10.084254	(1.31)		3.30	11.608801	1.99	0.00
12/31/2020	749,074	68,634	0.00	10.217749	1.53		3.30	11.381782	4.95	0.00
12/31/2019	644,539	61,255	3.08	10.064075	(0.04	)‡	3.30	10.845418	7.82	0.00
JNL/PIMCO Income Fund - Class I
12/31/2023	35,075	3,058	0.00	11.223717	7.90		0.80	11.580400	8.44	0.30
12/31/2022	24,087	2,276	0.00	10.401864	3.84	‡	0.80	10.679373	(8.01)	0.30
12/31/2021	28,013	2,431	0.00	11.535039	1.79		0.45	11.609088	1.94	0.30
12/31/2020	23,286	2,058	0.00	11.332516	4.82		0.45	11.388181	4.98	0.30
12/31/2019	17,136	1,589	3.73	10.810904	7.65		0.45	10.847720	3.21 ‡	0.30
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2023	446,865	37,362	0.00	9.359518	4.25		3.30	13.860764	7.73	0.00
12/31/2022	416,087	37,038	0.00	8.978300	(19.28)		3.30	12.865744	(16.58)	0.00
12/31/2021	586,479	43,018	0.00	11.122763	(4.82)		3.30	15.422708	(1.62)	0.00
12/31/2020	668,210	47,738	0.00	11.685655	6.93		3.30	15.677249	10.52	0.00
12/31/2019	461,898	36,018	2.96	10.927919	10.76		3.30	14.184723	14.47	0.00
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2023	15,983	1,230	0.00	12.941042	7.14		0.80	13.734738	7.68	0.30
12/31/2022	11,987	993	0.00	12.078307	(16.90)		0.80	12.755450	(16.48)	0.30
12/31/2021	14,081	971	0.00	14.534379	(0.13	)‡	0.80	15.272797	(1.69)	0.30
12/31/2020	12,303	833	0.00	14.366779	10.41		0.45	15.535400	10.58	0.30
12/31/2019	5,838	437	3.93	13.011729	14.24		0.45	14.049037	7.76 ‡	0.30
JNL/PIMCO Real Return Fund - Class A
12/31/2023	966,681	65,670	0.00	11.444692	1.09	‡	2.80	18.390348	3.96	0.00
12/31/2022	1,089,527	76,012	0.00	11.497633	(14.13	)‡	2.70	17.689297	(11.79)	0.00
12/31/2021	1,335,713	81,151	0.00	11.686395	1.66		3.61	20.053302	5.40	0.00
12/31/2020	1,150,818	72,918	0.00	11.495434	7.51		3.61	19.026178	11.46	0.00
12/31/2019	950,319	66,272	0.00	10.692520	4.54		3.61	17.069754	8.38	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

136

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/PIMCO Real Return Fund - Class I
12/31/2023	16,645	905	0.00	16.733363	3.50		0.80	18.751073	3.96	0.35
12/31/2022	16,186	912	0.00	16.167586	(12.34)		0.80	18.036004	(11.94)	0.35
12/31/2021	15,259	756	0.00	18.442672	4.71	‡	0.80	20.481812	5.45	0.35
12/31/2020	8,341	433	0.00	19.360474	11.28		0.45	19.423593	11.39	0.35
12/31/2019	3,068	177	0.00	17.398068	8.22		0.45	17.437504	8.33	0.35
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2023	1,107,976	86,303	0.00	10.565998	10.05		2.80	15.195678	13.16	0.00
12/31/2022	1,107,785	96,409	0.00	9.600708	(7.27	)‡	2.80	13.429044	(4.65)	0.00
12/31/2021	1,102,398	90,305	0.00	9.168476	(0.24)		3.90	14.083822	3.73	0.00
12/31/2020	996,247	83,685	0.00	9.190267	(3.39)		3.90	13.577305	0.46	0.00
12/31/2019	1,312,217	109,366	0.00	9.512316	4.07		3.90	13.515535	8.21	0.00
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2023	16,450	1,257	0.00	14.073688	12.53		0.80	12.644091	13.03	0.35
12/31/2022	15,143	1,323	0.00	12.506782	(4.23	)‡	0.80	11.186006	(4.67)	0.35
12/31/2021	10,697	883	0.00	11.684516	3.60		0.45	11.734430	3.70	0.35
12/31/2020	5,324	467	0.00	11.278731	0.28		0.45	11.315621	0.38	0.35
12/31/2019	5,676	500	0.00	11.247724	8.11		0.45	11.273238	8.22	0.35
JNL/PPM America High Yield Bond Fund - Class A
12/31/2023	1,116,299	44,993	0.00	16.948671	9.72		2.80	34.907628	12.83	0.00
12/31/2022	1,070,550	48,094	0.00	15.446810	(14.15	)‡	2.80	30.938277	(11.72)	0.00
12/31/2021	1,424,319	55,737	0.00	14.820526	2.00		3.61	35.043720	5.75	0.00
12/31/2020	1,310,104	53,674	0.00	14.529948	1.38		3.61	33.138432	5.11	0.00
12/31/2019	1,469,608	62,574	0.00	14.332013	10.53		3.61	31.528015	14.59	0.00
JNL/PPM America High Yield Bond Fund - Class I
12/31/2023	11,053	313	0.00	30.085884	12.20		0.80	34.235941	12.76	0.30
12/31/2022	8,283	263	0.00	26.813623	(12.14)		0.80	30.360512	(11.70)	0.30
12/31/2021	10,554	298	0.00	30.518909	0.70	‡	0.80	34.384956	5.78	0.30
12/31/2020	7,031	210	0.00	34.304419	4.98		0.45	32.506182	5.13	0.30
12/31/2019	10,658	334	0.00	32.678149	14.40		0.45	30.918754	3.91 ‡	0.30
JNL/PPM America Total Return Fund - Class A
12/31/2023	540,431	31,795	0.00	14.004915	3.99		2.55	20.532059	6.67	0.00
12/31/2022	498,970	30,934	0.00	13.467086	(16.24	)‡	2.55	19.247804	(14.08)	0.00
12/31/2021	725,109	38,121	0.00	15.764944	(3.78)		2.70	22.401569	(1.15)	0.00
12/31/2020	760,691	39,194	0.00	16.384387	0.88	‡	2.70	22.661668	9.85	0.00
12/31/2019	419,541	23,401	0.00	15.580798	7.29		2.55	20.629599	10.06	0.00
JNL/PPM America Total Return Fund - Class I
12/31/2023	10,072	725	0.00	18.777307	6.09	‡	0.80	12.887608	6.57 ‡	0.35
12/31/2022	8,236	622	0.00	12.029927	(14.16	)‡	0.45	18.720965	(14.11)‡	0.40
12/31/2021	10,495	684	0.00	20.690770	0.73	‡	0.80	14.073760	(1.20)	0.35
12/31/2020	9,017	566	0.00	14.198838	9.75		0.45	14.245294	9.86	0.35
12/31/2019	3,864	260	0.00	12.937519	9.85		0.45	12.966877	9.96	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

137

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2023	398,937	17,658	0.00	17.677890	14.02		2.80	28.188699	17.25	0.00
12/31/2022	380,972	19,523	0.00	15.504352	(16.39	)‡	2.80	24.042357	(14.02)	0.00
12/31/2021	506,370	22,025	0.00	16.463669	25.62		3.61	27.963704	30.24	0.00
12/31/2020	388,632	21,769	0.00	13.105775	4.77		3.61	21.470986	8.62	0.00
12/31/2019+	398,125	23,942	1.88	12.509504	9.58		3.61	19.767458	13.61	0.00
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2023	4,635	164	0.00	25.711879	16.70		0.80	28.744219	17.23	0.35
12/31/2022	4,499	186	0.00	22.031641	(14.38)		0.80	24.519688	(14.00)‡	0.35
12/31/2021	6,511	231	0.00	25.733383	23.88	‡	0.80	27.693418	8.70	0.30
12/31/2020	2,155	99	0.00	21.806361	8.53		0.45	21.877451	8.63	0.35
12/31/2019+	1,179	59	1.89	20.093294	13.52		0.45	20.138668	13.64	0.35
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2023	1,954,169	63,192	0.00	22.383402	8.65		3.10	40.636219	12.06	0.00
12/31/2022	2,005,153	71,690	0.00	20.601422	(10.82	)‡	3.10	36.262460	(8.02)	0.00
12/31/2021	2,509,343	81,391	0.00	12.847284	18.43		6.50	39.423498	26.39	0.00
12/31/2020	2,356,466	95,265	0.00	10.847843	3.03		6.50	31.192876	9.95	0.00
12/31/2019+	2,563,416	112,356	2.60	10.528729	5.34	‡	6.50	28.369809	8.27 ‡	0.00
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2023	10,716	261	0.00	41.258437	11.92		0.45	41.517546	12.03	0.35
12/31/2022	10,213	277	0.00	36.865775	(8.17)		0.45	37.060320	(8.08)	0.35
12/31/2021	11,215	281	0.00	40.144335	26.19		0.45	40.315946	26.32	0.35
12/31/2020	5,230	165	0.00	31.812477	9.78		0.45	31.916543	9.89	0.35
12/31/2019+	5,712	199	3.19	28.977185	19.22		0.45	29.042917	19.34	0.35
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2023	482,416	32,349	0.00	13.424904	14.84		2.20	16.610013	17.39	0.00
12/31/2022	414,345	32,200	0.00	11.690281	(19.42	)‡	2.20	14.150013	(17.64)	0.00
12/31/2021	532,226	33,657	0.00	14.452833	6.66	‡	2.25	17.180011	12.73	0.00
12/31/2020	474,608	33,426	0.00	13.203351	15.89	‡	2.15	15.240011	11.98	0.00
12/31/2019	481,521	37,499	0.00	12.677727	21.53		1.25	13.610013	23.06	0.00
JNL/T. Rowe Price Balanced Fund - Class I
12/31/2023	4,090	249	0.00	16.440251	17.23		0.45	16.543513	17.35	0.35
12/31/2022	3,194	228	0.00	14.023883	(17.79)		0.45	14.097881	(17.71)	0.35
12/31/2021	2,389	140	0.00	17.059345	12.56		0.45	17.132276	13.04	0.35
12/31/2020+	659	44	0.00	15.155609	26.30	‡	0.45	15.155609	26.30 ‡	0.45
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2023	11,876,871	492,713	0.00	20.021497	14.88		3.05	27.401644	18.43	0.00
12/31/2022	9,618,485	466,854	0.00	17.428038	(14.59)		3.05	23.137698	(11.95)	0.00
12/31/2021	10,631,945	448,598	0.00	20.404644	14.35		3.05	26.277812	17.89	0.00
12/31/2020	7,864,909	386,758	0.00	17.844003	13.95		3.05	22.289308	17.48	0.00
12/31/2019	5,451,154	310,960	0.00	15.659223	1.71	‡	3.05	18.972909	24.06	0.00

+

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/MC S&P SMid 60 Fund and JNL/MC JNL 5 Fund, respectively, each a separate series in JNL Variable Fund LLC. JNL/MC S&P SMid 60 Fund and JNL/MC JNL 5 Fund, respectively, are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019. The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Balanced Fund - Class I - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

138

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2023	245,114	9,506	0.00	25.847634	17.84		0.80	27.212411	18.42	0.30
12/31/2022	193,864	8,905	0.00	21.935358	(6.80	)‡	0.80	22.978695	(11.92)	0.30
12/31/2021	192,864	7,778	0.00	25.132376	17.30		0.75	26.088068	6.01	0.30
12/31/2020	134,641	6,402	0.00	21.425142	15.71	‡	0.75	20.902577	17.44	0.35
12/31/2019	72,860	4,063	0.00	17.758371	23.88		0.45	17.798638	24.01	0.35
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2023	7,496,903	59,704	0.00	71.161278	43.21		3.30	183.089201	48.00	0.00
12/31/2022	5,476,453	63,842	0.00	49.689220	(40.79	)‡	3.30	123.706126	(38.81)	0.00
12/31/2021	9,752,345	68,612	0.00	33.016416	6.91		6.80	202.176621	14.43	0.00
12/31/2020	8,695,652	69,365	0.00	30.882244	28.07		6.80	176.675010	37.09	0.00
12/31/2019	6,861,910	74,219	0.00	24.112941	22.51		6.80	128.878871	31.13	0.00
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2023	95,109	516	0.00	155.084395	47.28		0.80	190.794989	47.95	0.35
12/31/2022	67,433	539	0.00	105.297074	(39.12)		0.80	128.963273	(38.85)	0.35
12/31/2021	118,652	585	0.00	172.965764	13.87		0.80	210.892417	14.38	0.35
12/31/2020	89,079	500	0.00	151.901013	11.76	‡	0.80	184.377199	37.02	0.35
12/31/2019	44,956	345	0.00	134.261335	30.95		0.45	134.564873	31.08	0.35
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2023	4,780,136	28,454	0.00	96.059274	16.07		3.30	247.146225	19.96	0.00
12/31/2022	4,318,982	30,496	0.00	82.757460	(24.59	)‡	3.30	206.028400	(7.01)‡	0.00
12/31/2021	6,194,076	33,626	0.00	93.291204	8.58		3.91	247.337375	12.63	0.25
12/31/2020	5,961,539	36,176	0.00	85.915479	18.81		3.91	219.596031	23.24	0.25
12/31/2019	5,518,630	40,942	0.00	72.311173	26.44		3.91	178.181452	31.15	0.25
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2023	51,343	205	0.00	209.417389	19.36		0.80	257.636554	19.90	0.35
12/31/2022	42,183	201	0.00	175.447376	(22.45)		0.80	214.878290	(22.10)	0.35
12/31/2021	62,395	233	0.00	226.246947	12.34		0.80	275.854185	12.85	0.35
12/31/2020	48,931	205	0.00	201.393395	22.95		0.80	244.448851	23.50	0.35
12/31/2019	33,387	172	0.00	163.807059	10.38	‡	0.80	197.934141	31.38	0.35
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2023	1,095,211	103,662	0.00	8.028851	1.90		2.80	13.169919	4.78	0.00
12/31/2022	1,214,949	119,354	0.00	7.879527	(7.28	)‡	2.80	12.569007	(4.65)	0.00
12/31/2021	1,288,169	118,928	0.00	7.486123	(3.91)		3.61	13.182438	(0.38)	0.00
12/31/2020	1,406,984	128,092	0.00	7.790801	0.25		3.61	13.232514	3.93	0.00
12/31/2019	1,089,492	101,965	0.00	7.771538	0.40		3.61	12.731754	4.09	0.00
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2023	32,279	2,441	0.00	11.935579	4.23		0.80	13.038455	4.75	0.30
12/31/2022	30,772	2,436	0.00	11.451363	(5.05)		0.80	12.447276	(4.57)	0.30
12/31/2021	27,507	2,078	0.00	12.060117	(0.81	)‡	0.80	13.043759	(0.39)	0.30
12/31/2020	18,059	1,353	0.00	13.484949	3.80		0.45	13.095143	3.96	0.30
12/31/2019	11,448	889	0.00	12.990821	3.89		0.45	12.596392	2.29 ‡	0.30

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

139

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2023	174,606	15,369	0.00	10.242593	10.65	‡	2.60	12.506299	13.56	0.00
12/31/2022	129,834	12,818	0.00	9.194761	(17.08	)‡	2.70	11.013330	(14.81)	0.00
12/31/2021	151,234	12,561	0.00	10.870095	1.68		3.05	12.928229	4.82	0.00
12/31/2020	138,409	11,904	0.00	10.690965	0.34		3.05	12.333205	3.45	0.00
12/31/2019	127,011	11,171	0.00	10.654667	2.98	‡	3.05	11.922097	10.20	0.00
JNL/T. Rowe Price U.S. High Yield Fund - Class I
12/31/2023	4,437	367	0.00	12.015224	13.00		0.80	12.182426	13.51	0.35
12/31/2022	3,527	331	0.00	10.632564	(11.28	)‡	0.80	10.732351	(14.86)	0.35
12/31/2021	3,666	293	0.00	12.551584	4.63		0.45	12.605290	4.73	0.35
12/31/2020	2,057	173	0.00	11.996249	3.37		0.45	12.035531	3.47	0.35
12/31/2019	1,453	127	0.00	11.605222	10.00		0.45	11.631552	10.11	0.35
JNL/T. Rowe Price Value Fund - Class A
12/31/2023	2,708,238	56,803	0.00	31.512457	8.60		3.05	64.858933	11.95	0.00
12/31/2022	2,745,937	63,726	0.00	29.016559	(14.16	)‡	3.05	57.934308	(11.51)	0.00
12/31/2021	3,157,881	64,032	0.00	28.054112	24.58		3.91	65.466835	29.55	0.00
12/31/2020	2,111,055	54,809	0.00	22.518536	6.04		3.91	50.533951	10.27	0.00
12/31/2019	1,961,880	55,559	0.00	21.236513	21.27		3.91	45.829426	26.11	0.00
JNL/T. Rowe Price Value Fund - Class I
12/31/2023	55,836	852	0.00	56.570757	11.38		0.80	66.886532	11.88	0.35
12/31/2022	51,731	882	0.00	50.792312	(11.97)		0.80	59.785537	(11.58)	0.35
12/31/2021	55,313	836	0.00	57.701146	24.28	‡	0.80	67.613374	29.47	0.35
12/31/2020	22,274	435	0.00	52.052238	10.10		0.45	52.222483	10.21	0.35
12/31/2019	12,740	273	0.00	47.278868	25.96		0.45	47.386162	26.09	0.35
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2023	1,851,256	136,635	0.00	12.335316	7.19	‡	2.80	14.700000	14.31	0.00
12/31/2022	1,745,568	145,408	0.00	11.245022	(18.70)		2.55	12.860000	(16.60)	0.00
12/31/2021	2,201,939	150,998	0.00	13.830879	11.43		2.55	15.420000	14.31	0.00
12/31/2020	589,736	45,597	0.00	12.412129	10.79		2.55	13.490000	13.65	0.00
12/31/2019	392,365	34,069	0.00	11.203537	19.78		2.55	11.870000	22.88	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2023	51,995	3,538	0.00	14.362347	13.83		0.80	14.772762	14.34	0.35
12/31/2022	47,814	3,718	0.00	12.617383	(16.90)		0.80	12.919827	(16.52)	0.35
12/31/2021	54,997	3,566	0.00	15.182998	13.92		0.80	15.477204	14.44	0.35
12/31/2020	29,326	2,175	0.00	13.327286	13.19		0.80	13.524546	13.70	0.35
12/31/2019	20,134	1,696	0.00	11.774642	9.00	‡	0.80	11.895307	22.92	0.35
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2023	495,307	42,884	0.00	10.629399	7.30		2.55	12.470001	10.06	0.00
12/31/2022	450,799	42,459	0.00	9.906414	(16.19	)‡	2.55	11.330001	(14.04)	0.00
12/31/2021	535,642	42,823	0.00	11.746344	3.54		2.70	13.180001	6.38	0.00
12/31/2020	444,533	37,363	0.00	11.344495	6.73		2.70	12.390001	9.65	0.00
12/31/2019	299,395	27,289	0.00	10.629522	10.34	‡	2.70	11.300001	15.78	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

140

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2023	17,297	1,387	0.00	12.454159	10.03		0.45	12.532409	10.14	0.35
12/31/2022	17,005	1,501	0.00	11.318729	(14.09)		0.45	11.378495	(14.00)‡	0.35
12/31/2021	17,738	1,346	0.00	13.174655	6.45		0.45	13.259120	1.58	0.30
12/31/2020	13,906	1,123	0.00	12.376768	9.58		0.45	12.417254	9.69	0.35
12/31/2019	10,627	941	0.00	11.294255	15.67		0.45	11.319872	15.79	0.35
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2023	832,552	66,399	0.00	11.370255	9.17		2.80	13.550000	12.26	0.00
12/31/2022	769,602	68,092	0.00	10.415369	(17.75)		2.80	12.070000	(15.42)	0.00
12/31/2021	928,560	68,650	0.00	12.662773	7.32		2.80	14.270000	10.36	0.00
12/31/2020	570,137	45,961	0.00	11.799541	8.80	‡	2.80	12.930000	11.66	0.00
12/31/2019	362,388	32,245	0.00	10.930017	16.38	‡	2.55	11.580000	19.38	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2023	33,111	2,447	0.00	13.230381	11.83		0.80	13.608511	12.33	0.35
12/31/2022	34,615	2,870	0.00	11.830994	(15.81)		0.80	12.114745	(15.43)	0.35
12/31/2021	37,210	2,608	0.00	14.052032	2.80	‡	0.80	14.324473	10.52	0.35
12/31/2020	20,270	1,569	0.00	12.918747	11.55		0.45	12.960975	11.66	0.35
12/31/2019	14,593	1,260	0.00	11.581316	19.46		0.45	11.607568	19.58	0.35
JNL/WCM China Quality Growth Fund - Class A
12/31/2023	772	92	0.00	8.348512	(28.47	)‡	1.35	8.540076	(17.96)	0.00
12/31/2022+	441	43	0.00	10.321552	3.22	‡	1.25	10.410082	4.10 ‡	0.00
JNL/WCM Focused International Equity Fund - Class A
12/31/2023	622,998	30,529	0.00	17.013176	12.97		3.05	23.283227	16.46	0.00
12/31/2022	483,146	27,222	0.00	15.060068	(30.83	)‡	3.05	19.993065	(28.69)	0.00
12/31/2021	614,871	24,368	0.00	20.287231	8.44	‡	3.90	28.037680	17.08	0.00
12/31/2020	387,246	17,756	0.29	19.171359	28.05		3.05	23.947193	32.01	0.00
12/31/2019	235,077	14,044	0.73	14.971998	3.71	‡	3.05	18.140222	35.48	0.00
JNL/WCM Focused International Equity Fund - Class I
12/31/2023	17,488	763	0.00	21.979876	15.92		0.80	23.074797	16.45	0.35
12/31/2022	13,179	669	0.00	18.960637	(11.32	)‡	0.80	19.816046	(28.75)	0.35
12/31/2021	19,913	720	0.00	27.694263	16.92		0.45	27.812465	17.03	0.35
12/31/2020	9,556	404	0.47	23.687400	31.82		0.45	23.764720	31.95	0.35
12/31/2019	4,231	236	0.73	17.969816	35.21		0.45	18.010454	35.35	0.35
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2023	55,790	4,568	0.00	10.660576	3.54		2.80	13.593762	6.46	0.00
12/31/2022	58,426	5,033	0.00	10.295937	(5.96)		2.80	12.768576	(3.29)	0.00
12/31/2021	52,296	4,295	0.00	10.948210	0.12		2.80	13.202880	2.96	0.00
12/31/2020	38,756	3,242	0.00	10.935486	3.37		2.80	12.822860	6.30	0.00
12/31/2019	45,929	4,043	0.00	10.579063	7.97	‡	2.80	12.062833	11.77	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WCM China Quality Growth Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

141

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2023	2,524	191	0.00	12.976358	5.92		0.80	13.187152	6.40	0.35
12/31/2022	2,426	196	0.00	12.250691	0.25	‡	0.80	12.394385	(3.37)	0.35
12/31/2021	1,135	88	0.00	12.772375	2.84		0.45	12.827040	2.94	0.35
12/31/2020	743	59	0.00	12.419508	6.12		0.45	12.460198	6.22	0.35
12/31/2019	668	57	0.00	11.703731	11.65		0.45	11.730339	11.77	0.35
JNL/Western Asset Global Multi-Sector Bond Fund - Class A
12/31/2023	355,551	35,400	0.00	8.406753	5.67		2.75	11.709598	8.60	0.00
12/31/2022	375,600	40,126	0.00	7.955936	(8.27	)‡	2.75	10.781952	(5.72)	0.00
12/31/2021	465,142	46,240	0.00	8.240640	(7.39)		3.26	11.435876	(4.33)	0.00
12/31/2020	508,280	47,747	13.90	8.898652	(9.69)		3.26	11.952922	(6.71)	0.00
12/31/2019	579,355	50,196	9.19	9.853594	(2.28)		3.26	12.812706	0.95	0.00
JNL/Western Asset Global Multi-Sector Bond Fund - Class I
12/31/2023	4,304	368	0.00	10.966809	8.15		0.80	11.642582	8.69	0.30
12/31/2022	3,935	365	0.00	10.139999	(0.15	)‡	0.80	10.711779	(5.79)	0.30
12/31/2021	3,656	320	0.00	11.495236	(4.46)		0.45	11.369730	(4.31)	0.30
12/31/2020	3,588	299	16.18	12.031366	(6.86)		0.45	11.882160	(6.72)	0.30
12/31/2019	2,787	216	12.13	12.917240	0.84		0.45	12.737921	(1.87)‡	0.30
JNL/William Blair International Leaders Fund - Class A
12/31/2023	570,608	23,343	0.00	16.665393	9.84		2.65	35.596515	12.78	0.00
12/31/2022	564,662	25,739	1.71	15.172487	(26.98	)‡	2.65	31.562456	(25.02)	0.00
12/31/2021	826,605	27,866	1.16	14.854276	2.12		3.91	42.096750	6.20	0.00
12/31/2020	841,336	29,822	2.08	14.545456	9.42		3.91	39.640830	13.78	0.00
12/31/2019	855,463	34,100	1.70	13.293411	23.23		3.91	34.839332	28.15	0.00
JNL/William Blair International Leaders Fund - Class I
12/31/2023	11,449	309	0.13	37.619020	12.75	‡	0.45	37.855272	12.86 ‡	0.35
12/31/2022	9,985	303	2.17	27.766924	(25.38)		0.75	30.588414	(25.12)‡	0.40
12/31/2021	11,844	271	1.90	37.213333	0.62	‡	0.75	44.773153	6.11	0.35
12/31/2020	4,548	111	2.75	42.057705	13.63		0.45	42.195289	13.75	0.35
12/31/2019	2,825	78	2.06	37.011704	27.94		0.45	37.095673	28.07	0.35
JNL/WMC Balanced Fund - Class A
12/31/2023	8,332,728	125,167	0.00	40.216037	9.69		3.05	96.321281	13.08	0.00
12/31/2022	7,967,406	133,763	0.00	36.662925	(16.53	)‡	3.05	85.180504	(13.95)	0.00
12/31/2021	9,895,046	141,079	0.00	16.166244	10.88		6.80	98.990420	18.68	0.00
12/31/2020	8,613,751	144,262	0.00	14.580507	1.21		6.80	83.410741	8.33	0.00
12/31/2019	8,382,356	150,402	0.00	14.406893	13.48		6.80	76.998991	21.46	0.00
JNL/WMC Balanced Fund - Class I
12/31/2023	77,053	792	0.00	81.556233	12.52		0.80	94.114790	13.08	0.30
12/31/2022	67,411	782	0.00	72.482313	(0.04	)‡	0.80	83.227483	(13.95)	0.30
12/31/2021	77,552	774	0.00	102.776839	18.51		0.45	96.718929	6.85	0.30
12/31/2020	49,119	580	0.00	86.725403	8.17		0.45	87.009200	8.27	0.35
12/31/2019	34,219	438	0.00	80.177550	21.30		0.45	80.359519	21.42	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

142

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/WMC Equity Income Fund - Class A
12/31/2023	662,378	42,102	0.00	14.346651	3.74		2.75	17.060000	6.62	0.00
12/31/2022	764,289	51,177	0.00	13.829371	5.37	‡	2.75	16.000000	0.50	0.00
12/31/2021	599,865	39,844	0.00	14.234635	22.43		2.60	15.920000	25.65	0.00
12/31/2020	500,705	41,297	0.00	11.627116	(0.04)		2.60	12.670000	2.59	0.00
12/31/2019	327,446	27,374	0.00	11.631875	0.97	‡	2.60	12.350000	23.75	0.00
JNL/WMC Equity Income Fund - Class I
12/31/2023	23,879	1,417	0.00	16.542495	6.16		0.80	17.069028	6.69	0.30
12/31/2022	23,885	1,509	0.00	15.583157	0.01		0.80	15.999140	0.50	0.30
12/31/2021	19,517	1,239	0.00	15.582321	24.99		0.80	15.918848	25.62	0.30
12/31/2020	14,029	1,118	0.00	12.467187	2.15		0.80	12.672443	2.67	0.30
12/31/2019	9,094	745	0.00	12.204333	9.98	‡	0.80	12.343388	10.76 ‡	0.30
JNL/WMC Global Real Estate Fund - Class A
12/31/2023	619,090	36,346	0.00	13.051726	6.61	‡	2.75	21.796602	9.58	0.00
12/31/2022	623,374	39,583	0.00	11.386469	(29.82	)‡	3.15	19.891380	(27.58)	0.00
12/31/2021	949,949	43,093	0.00	14.333805	21.83		3.90	27.466876	26.67	0.00
12/31/2020	839,871	47,691	0.00	11.765583	(15.49)		3.90	21.683182	(12.13)	0.00
12/31/2019	1,111,643	54,791	0.00	13.922679	17.83		3.90	24.677093	22.52	0.00
JNL/WMC Global Real Estate Fund - Class I
12/31/2023	4,235	202	0.00	20.932304	9.38	‡	0.45	21.326680	9.48	0.35
12/31/2022	3,743	195	0.00	17.989943	(27.95)		0.80	19.479251	(27.63)	0.35
12/31/2021	4,439	167	0.00	24.969442	4.02	‡	0.80	26.915512	26.68	0.35
12/31/2020	2,660	127	0.00	20.916564	(12.30)		0.45	21.246899	(12.21)	0.35
12/31/2019	2,437	102	0.00	23.849631	22.40		0.45	24.202180	22.52	0.35
JNL/WMC Government Money Market Fund - Class A
12/31/2023	2,592,337	211,724	4.30	7.662473	1.00		2.90	17.493112	4.37	0.00
12/31/2022	2,896,397	244,020	1.00	7.586855	(2.08	)‡	2.90	16.760718	0.95	0.00
12/31/2021	1,946,093	163,962	0.00	2.711276	(6.57)		6.80	16.602607	0.00	0.00
12/31/2020	2,259,747	188,938	0.19	2.902069	(6.38)		6.80	16.602591	0.21	0.00
12/31/2019	1,190,470	98,667	1.53	3.099812	(5.11	)‡	6.80	16.567918	1.54	0.00
JNL/WMC Government Money Market Fund - Class I
12/31/2023	60,412	3,445	4.77	14.615025	4.00		0.80	17.980243	4.46	0.35
12/31/2022	64,475	3,831	1.55	14.053420	0.51		0.80	17.211906	0.96	0.35
12/31/2021	30,020	1,811	0.04	13.982471	(0.57	)‡	0.80	17.048370	(0.31)	0.35
12/31/2020	40,752	2,466	0.27	17.046237	(0.14)		0.45	17.102154	(0.04)	0.35
12/31/2019	13,001	781	1.97	17.070022	1.54		0.45	17.108767	1.64	0.35
JNL/WMC Value Fund - Class A
12/31/2023	697,996	12,792	0.00	38.753922	6.04		2.95	72.532239	9.21	0.00
12/31/2022	783,405	15,525	0.00	36.546145	(7.60	)‡	2.95	66.417535	(2.02)‡	0.00
12/31/2021	814,591	15,182	0.00	34.231404	22.37		3.70	65.883511	26.60	0.30
12/31/2020	692,118	16,185	0.00	27.973819	(2.17)		3.70	52.039966	1.21	0.30
12/31/2019	766,540	17,994	0.00	28.594485	22.88		3.70	51.416321	27.13	0.30

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

143

Jackson National Separate Account I
Financial Highlights
December 31, 2023
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/WMC Value Fund - Class I
12/31/2023	9,989	138	0.00	64.246590	8.69		0.80	74.509542	9.18	0.35
12/31/2022	11,956	180	0.00	59.111213	(1.26	)‡	0.80	68.246818	(4.89)	0.35
12/31/2021	9,191	132	0.00	71.451280	26.79		0.45	71.756687	26.92	0.35
12/31/2020	3,973	72	0.00	56.353178	1.38		0.45	56.537483	1.48	0.35
12/31/2019	2,333	43	0.00	55.586775	27.28		0.45	55.712831	27.41	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

144

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2023

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains two-hundred forty-six (246) Investment Divisions as of December 31, 2023. These two-hundred forty-six (246) Investment Divisions each invested in shares of the following mutual funds (each a "Fund" and collectively the “Funds”) as of and during the year ended December 31, 2023:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/JPMorgan Hedged Equity Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I(1)	JNL/JPMorgan Hedged Equity Fund - Class I
JNL Bond Index Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan MidCap Growth Fund - Class I
JNL Conservative Allocation Fund - Class I(1)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL Emerging Markets Index Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan U.S. Value Fund - Class A
JNL Growth Allocation Fund - Class I(1)	JNL/JPMorgan U.S. Value Fund - Class I
JNL International Index Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
JNL iShares Tactical Growth Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
JNL iShares Tactical Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
JNL iShares Tactical Moderate Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class I	JNL/Mellon Bond Index Fund - Class A
JNL Mid Cap Index Fund - Class I	JNL/Mellon Bond Index Fund - Class I
JNL Moderate Allocation Fund - Class A(1)	JNL/Mellon Communication Services Sector Fund - Class A
JNL Moderate Allocation Fund - Class I(1)	JNL/Mellon Communication Services Sector Fund - Class I
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Moderate Growth Allocation Fund - Class I(1)	JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Alternative Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL/Mellon Dow Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I	JNL/Mellon Energy Sector Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I	JNL/Mellon Financial Sector Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class I
JNL S&P 500 Index Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
JNL Small Cap Index Fund - Class I	JNL/Mellon Industrials Sector Fund - Class I
JNL/AB Sustainable Global Thematic Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class I
JNL/American Funds Balanced Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Balanced Fund - Class I	JNL/Mellon International Index Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class I	JNL/Mellon Materials Sector Fund - Class I

145

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2023

JNL® Series Trust
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class I
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Global Growth Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon Small Cap Index Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I(1)	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/American Funds Growth Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/American Funds Growth Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I
JNL/American Funds Growth-Income Fund - Class I	JNL/Mellon World Index Fund - Class A
JNL/American Funds International Fund - Class A	JNL/Mellon World Index Fund - Class I
JNL/American Funds International Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/MFS Mid Cap Value Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class I(1)	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
JNL/American Funds New World Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/American Funds New World Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/Newton Equity Income Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A	JNL/Newton Equity Income Fund - Class I
JNL/BlackRock Global Allocation Fund - Class I	JNL/PIMCO Income Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/PIMCO Income Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/PIMCO Real Return Fund - Class A
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Real Return Fund - Class I
JNL/Causeway International Value Select Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
JNL/DFA International Core Equity Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
JNL/DFA International Core Equity Fund - Class I	JNL/PPM America Total Return Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PPM America Total Return Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I
JNL/DoubleLine Total Return Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A

146

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2023

JNL® Series Trust
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/Franklin Templeton Income Fund - Class I	JNL/T. Rowe Price Value Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A	JNL/T. Rowe Price Value Fund - Class I
JNL/Goldman Sachs 4 Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/WCM China Quality Growth Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/WCM Focused International Equity Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/William Blair International Leaders Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I	JNL/William Blair International Leaders Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/WMC Balanced Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/WMC Balanced Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A	JNL/WMC Equity Income Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I	JNL/WMC Equity Income Fund - Class I
JNL/Invesco Global Growth Fund - Class A	JNL/WMC Global Real Estate Fund - Class A
JNL/Invesco Global Growth Fund - Class I	JNL/WMC Global Real Estate Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A	JNL/WMC Government Money Market Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I	JNL/WMC Government Money Market Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A	JNL/WMC Value Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class I	JNL/WMC Value Fund - Class I

(1) The Fund is a Fund of Funds advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

The net assets are affected by the investment results of each underlying mutual fund, and contract transactions are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

147

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2023

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investment transactions in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

Fair Value Measurement. As of December 31, 2023, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $35 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date, on contract monthly anniversary or in conjunction with a total withdrawal, as applicable. This charge is specifically imposed to a contract if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the guaranteed minimum income benefit base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the guaranteed value. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.35% to 3.00%, depending on the contract, of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

148

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2023

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 2.50%, depending on the contract, of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.00% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.70%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The annualized charges depend upon the contract enhancements selected and range from 0.395% to 0.832%. This charge is assessed through a redemption of contract units.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected. This charge is assessed through a redemption of contract units or as a reduction of contract value, depending on the optional death benefit selected.

Advisory Fees. Some of the contracts are designed for contract owners who have hired a third party investment adviser to manage their contract value for a fee. In some circumstances, and pursuant to specific administrative rules developed to comply with a Private Letter Ruling Jackson obtained from the Internal Revenue Service on the topic, Jackson will facilitate the direct deduction of these fees from the contract with direct payment to the third party investment adviser. The amount of these fees vary and are set pursuant to written agreements between the contract owner and their third party investment adviser. Pursuant to its administrative rules and the Private Letter Ruling, Jackson caps the amount of advisory fees that may be directly deducted in this manner at an annual amount of either 1.25% or 1.50% of the contract’s cash value depending upon whether add-on benefits have been elected by the contract owner. When advisory fees are deducted from the contract pursuant to Jackson’s administrative rules, Jackson does not treat the deduction of such fees as a taxable distribution.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% of the contract value depending on the state.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $334,770 and $448,643 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2023 and 2022, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

149

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2023

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements were issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

150

KPMG LLP
Aon Center Suite 5500
200 E. Randolph Street Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise Jackson National Separate Account I (the Separate Account), as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of December 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999.
Chicago, Illinois March 28, 2024

Appendix

Statements of assets and liabilities as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class A
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class A
JNL Growth Allocation Fund - Class I
JNL iShares Tactical Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class I
JNL Moderate Allocation Fund - Class A
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Alternative Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Balanced Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class A

JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class A
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class A
JNL/American Funds New World Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I
JNL/Baillie Gifford International Growth Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class I
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Causeway International Value Select Fund - Class A
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/DFA International Core Equity Fund - Class A
JNL/DFA International Core Equity Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class A
JNL/DoubleLine Total Return Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class I
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton Income Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A

JNL/Goldman Sachs 4 Fund - Class I
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class I
JNL/Goldman Sachs Managed Moderate Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco Global Growth Fund - Class A
JNL/Invesco Global Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/JPMorgan U.S. Value Fund - Class A
JNL/JPMorgan U.S. Value Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class A
JNL/Loomis Sayles Global Growth Fund - Class I
JNL/Lord Abbett Short Duration Income Fund - Class A
JNL/Lord Abbett Short Duration Income Fund - Class I
JNL/Mellon Bond Index Fund - Class A
JNL/Mellon Bond Index Fund - Class I
JNL/Mellon Communication Services Sector Fund - Class A
JNL/Mellon Communication Services Sector Fund - Class I
JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL/Mellon Consumer Staples Sector Fund - Class A

JNL/Mellon Consumer Staples Sector Fund - Class I
JNL/Mellon Dow Index Fund - Class A
JNL/Mellon Dow Index Fund - Class I
JNL/Mellon Emerging Markets Index Fund - Class A
JNL/Mellon Emerging Markets Index Fund - Class I
JNL/Mellon Energy Sector Fund - Class A
JNL/Mellon Energy Sector Fund - Class I
JNL/Mellon Financial Sector Fund - Class A
JNL/Mellon Financial Sector Fund - Class I
JNL/Mellon Healthcare Sector Fund - Class A
JNL/Mellon Healthcare Sector Fund - Class I
JNL/Mellon Industrials Sector Fund - Class A
JNL/Mellon Industrials Sector Fund - Class I
JNL/Mellon Information Technology Sector Fund - Class A
JNL/Mellon Information Technology Sector Fund - Class I
JNL/Mellon International Index Fund - Class A
JNL/Mellon International Index Fund - Class I
JNL/Mellon Materials Sector Fund - Class A
JNL/Mellon Materials Sector Fund - Class I
JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/Mellon Real Estate Sector Fund - Class A
JNL/Mellon Real Estate Sector Fund - Class I
JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/Mellon S&P 500 Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class I
JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/Mellon Utilities Sector Fund - Class A
JNL/Mellon Utilities Sector Fund - Class I
JNL/Mellon World Index Fund - Class A
JNL/Mellon World Index Fund - Class I
JNL/MFS Mid Cap Value Fund - Class A
JNL/MFS Mid Cap Value Fund - Class I
JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/Morningstar U.S. Sustainability Index Fund - Class I
JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class I
JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Newton Equity Income Fund - Class A
JNL/Newton Equity Income Fund - Class I
JNL/PIMCO Income Fund - Class A

JNL/PIMCO Income Fund - Class I
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/PIMCO Real Return Fund - Class A
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Total Return Fund - Class I
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/T. Rowe Price Balanced Fund - Class A
JNL/T. Rowe Price Balanced Fund - Class I
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/T. Rowe Price Value Fund - Class A
JNL/T. Rowe Price Value Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/WCM Focused International Equity Fund - Class A
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class I
JNL/Western Asset Global Multi-Sector Bond Fund - Class A
JNL/Western Asset Global Multi-Sector Bond Fund - Class I
JNL/William Blair International Leaders Fund - Class A
JNL/William Blair International Leaders Fund - Class I
JNL/WMC Balanced Fund - Class A
JNL/WMC Balanced Fund - Class I
JNL/WMC Equity Income Fund - Class A

JNL/WMC Equity Income Fund - Class I
JNL/WMC Global Real Estate Fund - Class A
JNL/WMC Global Real Estate Fund - Class I
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class A JNL/WMC Value Fund - Class I
JNL Bond Index Fund - Class I
JNL Emerging Markets Index Fund - Class I
JNL International Index Fund - Class I
JNL Mid Cap Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class I
JNL Small Cap Index Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class I
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A JNL/Morningstar Pitchbook Listed Private Equity Index Fund – Class A

Statements of assets and liabilities as of December 31, 2023, and the related statements of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period from April 25, 2022 (inception) to December 31, 2022

JNL/AB Sustainable Global Thematic Fund – Class A
JNL/AB Sustainable Global Thematic Fund - Class I
JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
JNL/WCM China Quality Growth Fund - Class A

Jackson National Life Insurance Company

Statutory Financial Statements
December 31, 2023

1

Jackson National Life Insurance Company

Index to Statutory Financial Statements

________________________________________________________________________________________________

2

x
KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436

Independent Auditors' Report

The Audit and Risk Management Committee of the Board of Directors
Jackson National Life Insurance Company:

Opinions

We have audited the financial statements of Jackson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

3

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

● Exercise professional judgment and maintain professional skepticism throughout the audit.

● Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

● Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

● Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

● Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the supplemental schedule of selected financial data, supplemental investment risks interrogatories, summary investment schedule, and reinsurance risk interrogatories is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Michigan Department of Insurance and Financial Services. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Chicago, Illinois
March 22, 2024

Jackson National Life Insurance Company
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
(In thousands, except for share information)

	December 31,
	2023	2022
Admitted Assets
Bonds	$38,257,780	$44,080,473
Preferred stocks, at statement value (cost: 2023, $202,132; 2022, $113,825)	172,812	79,449
Common stocks - unaffiliated, at fair value (cost: 2023, $391,632; 2022, $450,764)	384,287	428,001
Common stocks - affiliated, on equity basis (cost: 2023, $726,278; 2022, $609,179)	721,254	603,128
Cash, cash equivalents, and short-term investments	2,064,327	4,158,359
Mortgage loans	10,278,312	11,588,720
Policy loans	4,241,716	4,223,154
Limited partnership interests	1,981,198	2,433,042
Real estate	226,592	236,841
Derivatives	84,816	832,749
Other invested assets	163,941	258,476
Total cash and invested assets	58,577,035	68,922,392

Investment income due and accrued	585,905	633,062
Premiums deferred and uncollected	203,084	234,195
Federal income taxes receivable	—	128,217
Net deferred tax asset	606,942	781,090
Amounts due from reinsurers	139,989	224,241
Receivable for derivatives	757,312	—
Admitted disallowed IMR	252,977	—
Other admitted assets	4,688	1,690
Separate account assets	208,449,179	183,704,207
Total admitted assets	$269,577,111	$254,629,094

Liabilities, Capital and Surplus
Liabilities:
Aggregate reserves for life, accident and health and annuity contracts	$25,250,874	$27,779,493
Liability for deposit-type contracts	9,011,732	9,691,716
Policy and contract claims	760,037	857,769
Other contract liabilities	(31,727)	(31,400)
Remittances in process	40,834	29,334
Interest maintenance reserve	—	218,795
Commissions payable and expense allowances on reinsurance assumed	126,297	109,467
Asset valuation reserve	489,670	986,974
Funds held under reinsurance treaties with unauthorized reinsurers	3,628,585	3,588,452
Funds held under coinsurance	18,856,107	22,550,117
General expenses and taxes due and accrued	210,509	190,954
Accrued transfers to separate accounts	(4,499,524)	(5,068,709)
Borrowed money and interest thereon	307,618	62,358
Repurchase agreements	—	1,011,762
Payable for securities lending	13,050	23,316
Derivatives	904,691	1,710,737
Federal income tax payable	721	—
Other liabilities	1,405,836	1,226,334
Separate account liabilities	208,449,179	183,704,207
Total liabilities	264,924,489	248,641,676
Capital and Surplus:
Capital stock (par value $1.15 per share; 50,000 shares authorized;
12,000 shares issued and outstanding)	13,800	13,800
Surplus notes	249,817	249,769
Gross paid-in and contributed surplus	4,631,055	4,781,055
Aggregate write-ins for special surplus funds	252,977	—
Unassigned surplus	(495,027)	942,794
Total capital and surplus	4,652,622	5,987,418
Total liabilities, capital and surplus	$269,577,111	$254,629,094

See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Statutory Statements of Operations
(In thousands)

	Years Ended December 31,
	2023	2022	2021
Income:
Premiums and annuity considerations	$13,227,578	$16,204,649	$19,845,301
Considerations for supplementary contracts with life contingencies	1,443	4,942	7,010
Net investment income	2,854,547	3,259,909	3,491,801
Amortization of interest maintenance reserve	(732,212)	108,459	182,273
Separate Accounts net gain from operations excluding unrealized gains or losses	210,502	152,511	6,293
Commissions and expense allowances on reinsurance ceded	54,250	56,511	67,993
Fee income	5,465,127	5,451,822	5,555,531
Other income	612,302	628,393	699,019
Total income	21,693,537	25,867,196	29,855,221
Benefits and other deductions:
Death and other benefits	24,334,421	21,213,881	25,011,763
Increase (decrease) in aggregate reserves	(2,528,619)	482,195	(1,344,167)
Commissions	1,752,864	1,865,652	2,168,761
General insurance expenses	767,894	637,103	722,125
Taxes, licenses and fees	40,014	56,745	44,784
Amortization of value of business acquired and goodwill	—	32,752	49,128
Interest on funds withheld treaties	1,169,449	1,195,917	1,198,329
Change in loading and other	(1,551)	(156)	289
Reinsurance on in-force business	(10,186)	(162,654)	(96,352)
Reinsurance on in-force business - Athene	(109,611)	(84,818)	(77,860)
Net transfers from separate accounts	(6,514,054)	(3,495,689)	(2,926,856)
Total benefits and other deductions	18,900,621	21,740,928	24,749,944
Gain from operations before federal income tax expense and net
realized capital losses	2,792,916	4,126,268	5,105,277
Dividends to policyholders	8,386	7,674	8,835
Gain from operations after dividends to policyholders and before federal income taxes	2,784,530	4,118,594	5,096,442
Federal income tax expense	966,356	96,261	883,790
Gain from operations before net realized capital losses	1,818,174	4,022,333	4,212,652

Net realized capital losses, less tax benefit of $545,555, $69,775, and $1,008,921 in 2023, 2022, and 2021, respectively, excluding tax benefit of $342,797 in 2023, tax benefit of $68,678 in 2022, and tax expense of $135,159 in 2021 transferred to the IMR	(1,939,868)	(334,731)	(4,076,745)
Net income	$(121,694)	$3,687,602	$135,907
See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Statutory Statements of Capital and Surplus
(In thousands)

			Surplus
	Capital	Surplus	Gross paid-in and	Special
	stock	notes	contributed	Funds	Unassigned	Total

Balances at December 31, 2020	$13,800	$249,680	$4,006,055	$—	$510,975	$4,780,510
Net income	—				135,907	135,907
Change in net unrealized capital gains and losses	—	—	—	—	(95,220)	(95,220)
Change in net unrealized foreign exchange capital gains and losses	—	—	—	—	4,127	4,127
Change in net deferred income tax	—	—	—	—	148,051	148,051
Change in asset valuation reserve	—	—	—	—	(44,497)	(44,497)
Change in non-admitted assets	—	—	—	—	(28,333)	(28,333)
Change in liability for reinsurance in						—
unauthorized companies	—	—	—	—	(3,192)	(3,192)
Change in surplus in separate accounts	—	—	—	—	(6,293)	(6,293)
Surplus withdrawn from separate accounts	—	—	—	—	6,293	6,293
Surplus notes accretion	—	44	—	—	—	44
Change in surplus as a result of reinsurance	—	—	—	—	(174,212)	(174,212)
Paid-in surplus	—	—	1,375,000	—	—	1,375,000

Balances at December 31, 2021	$13,800	$249,724	$5,381,055	$—	$453,606	$6,098,185
Net income	—	—	—	—	3,687,602	3,687,602
Change in net unrealized capital gains and losses	—	—	—	—	(1,960,366)	(1,960,366)
Change in net deferred income tax	—	—	—	—	(529,550)	(529,550)
Change in asset valuation reserve	—	—	—	—	(472,560)	(472,560)
Change in non-admitted assets	—	—	—	—	7,579	7,579
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	3,954	3,954
Change in surplus in separate accounts	—	—	—	—	(152,511)	(152,511)
Surplus withdrawn from separate accounts	—	—	—	—	152,511	152,511
Surplus notes accretion	—	45	—	—	—	45
Change in surplus as a result of reinsurance	—	—	—	—	(247,471)	(247,471)
Paid-in surplus	—	—	(600,000)	—	—	(600,000)

December 31, 2022	13,800	249,769	4,781,055	—	942,794	5,987,418

Net income	—	—	—	—	(121,694)	(121,694)
Change in net unrealized capital gains and losses	—	—	—	—	(652,825)	(652,825)
Change in net deferred income tax	—	—	—	—	398,028	398,028
Change in asset valuation reserve	—	—	—	—	497,303	497,303
Change in non-admitted assets	—	—	—	—	(768,985)	(768,985)
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	33,126	33,126
Change in surplus in separate accounts	—	—	—	—	(210,502)	(210,502)
Surplus withdrawn from separate accounts	—	—	—	—	210,502	210,502
Surplus notes accretion	—	48	—	—	—	48
Change in surplus as a result of reinsurance	—	—	—	—	(119,797)	(119,797)
Dividends to stockholders	—	—	—	—	(450,000)	(450,000)
Change in special surplus funds	—	—	—	252,977	(252,977)	—
Paid-in surplus	—	—	(150,000)	—	—	(150,000)
Balances at December 31, 2023	$13,800	$249,817	$4,631,055	$252,977	$(495,027)	$4,652,622

See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Statutory Statements of Cash Flow
(In thousands)

	Years Ended December 31,
	2023	2022	2021
Cash from operations:
Operating receipts:
Premiums and annuity considerations	$13,259,779	$16,199,182	$19,748,533
Net investment income	2,489,559	2,775,799	2,571,941
Other	6,118,652	6,134,568	6,296,909
Total cash received from operations	21,867,990	25,109,549	28,617,383
Operating disbursements:
Benefit payments	24,164,287	20,952,875	24,450,073
Commissions, general expenses and taxes	2,951,813	2,529,558	2,828,019
Net transfers to separate accounts	(6,861,123)	(3,906,152)	(2,734,870)
Federal income taxes	(22,120)	(11,679)	(396,456)
Total cash disbursed from operations	20,232,857	19,564,602	24,146,766
Net cash from operations	1,635,133	5,544,947	4,470,617
Cash from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	7,790,462	10,958,764	18,659,461
Stocks	239,491	44,234	35,144
Mortgage loans	2,077,633	1,682,161	1,739,701
Real estate	4,419	200	1,397
Limited partnerships and other invested assets	(1,555,962)	3,823,308	(2,006,481)
Total investment proceeds	8,556,043	16,508,667	18,429,222
Cost of investments acquired:
Bonds	2,828,856	7,850,163	13,216,280
Stocks	195,331	219,890	122,894
Mortgage loans	837,867	1,750,467	2,415,893
Real estate	2,263	1,800	1,280
Limited partnerships and other invested assets	2,352,696	4,362,433	3,598,286
Total investments acquired	6,217,013	14,184,753	19,354,633
Net (increase) decrease in policy loans	(18,278)	126,933	46,782
Net cash from (used in) investments	2,320,752	2,450,847	(878,629)
Cash from financing and miscellaneous sources:
Cash provided (applied):
Paid in surplus	(150,000)	(600,000)	1,375,000
Borrowed funds	244,961	(5,039)	(385,040)
Net deposits on deposit-type contracts	(1,143,229)	(113,792)	(2,585,805)
Other	(4,551,649)	(4,170,118)	(2,189,275)
Net cash used in financing and miscellaneous sources	(6,049,917)	(4,888,949)	(3,785,120)

Net change in cash, cash equivalents and short-term investments	(2,094,032)	3,106,845	(193,132)

Cash, cash equivalents and short-term investments at beginning of year	4,158,359	1,051,514	1,244,646

Cash, cash equivalents and short-term investments at end of year	$2,064,327	$4,158,359	$1,051,514

Cash flow information for non-cash transactions:
Debt and equity securities acquired from exchange transactions	$446,817	$402,464	$—
Debt and equity securities disposed from exchange transactions	$437,006	$—	$—
Transfer of debt securities for other invested assets	$—	$104,427	$457,657
Non-cash financial assets acquired from subsidiary	$—	$80,370	$—
Non-cash exchange of financial assets with parent	$—	$24,582	$—
Non-cash financial assets transferred to subsidiary	$8,156	$14,412	$—
Non-cash financial assets transferred to separate account	$222,116	$—	$—

See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

Note 1 - Organization

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is wholly owned by Jackson Financial Inc. (“Jackson Financial”). Jackson Financial was a majority-owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson Financial's demerger from Prudential was completed on September 13, 2021 ("Demerger"), and Jackson Financial is a stand-alone U.S. public company. Prudential retained an equity interest in Jackson Financial after the Demerger. As a result of sales subsequent to the Demerger, Prudential has no remaining equity interest in the Company as of June 30, 2023.

Jackson is licensed to sell group and individual annuity products (including immediate, fixed index, deferred fixed, variable, and registered index-linked annuities) and individual life insurance products in 49 states and the District of Columbia. Jackson also participates in the institutional products market through the issuance of guaranteed investment contracts (“GICs”), funding agreements and medium-term note funding agreements. There is not substantial doubt about the Company’s ability to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (“statutory”), which vary in some respects from U.S. generally accepted accounting principles (“GAAP”) and include the following:

1.the costs related to acquiring business, principally commissions, bonus interest on certain products and certain policy issue and underwriting costs, are charged to income in the year incurred and, thus, are not capitalized and amortized over the periods benefited;

2.recognition of the value of business acquired (“VOBA”) and goodwill is limited and is amortized over the life of the business acquired, up to ten years;

3.assets must be included in the statement of admitted assets, liabilities, capital and surplus at "admitted asset value," with "non-admitted assets" excluded through a charge to surplus;

4.bonds are generally carried at amortized cost and, for investments carried at fair value, changes in investment valuations are recorded in surplus (under GAAP, investments are generally carried at fair value, amortized cost for mortgage loans and policy loans, with changes in valuation recorded in other comprehensive income);

5.investments in subsidiaries or companies where Jackson has a controlling interest or is the primary beneficiary of a variable interest entity are reported as investments, but are consolidated under GAAP;

6.the indexed portion of registered index-linked annuities are included in separate accounts for statutory reporting;

7.current expected credit losses (“CECL”) on certain financial assets are not included herein, but are required for GAAP;

8.a net deferred tax asset (“DTA”), for the tax effect of timing differences between book and tax assets and liabilities, is only reported as an admitted asset to the extent that it is realizable within three years and represents less than 15% of capital and surplus (adjusted to exclude any net DTAs, electronic data processing (“EDP”) equipment and operating system software and any net positive goodwill), subject to limits set by Statement of Statutory Accounting Principles (“SSAP”) No. 101, with the change in net deferred tax asset or liability being recorded directly to surplus;

9.assets and liabilities for certain derivative contracts are reported net for statutory, but are reported gross under GAAP;

10.for derivative instruments carried at fair value, changes in fair value are recorded directly to surplus (under GAAP, derivative instruments are carried at fair value with changes in fair value generally recorded in income);

11.future policy benefit reserves for life insurance are based on statutory mortality and interest requirements without the consideration of withdrawals;

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
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12.the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) expense allowance associated with statutory reserving practices for deferred variable annuities held in the separate accounts is reported in the general account as a negative liability;

13.reserve credits for reinsurance ceded are netted against the reserve liability, but are reported as assets under GAAP;

14.surplus notes issued by the Company are recorded as surplus rather than as a liability under GAAP;

15.an asset valuation reserve (“AVR”) is established by a direct charge to surplus to offset future potential credit related investment losses;

16.realized gains and losses, net of tax, resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the approximate remaining life of the investment sold;

17.gains or losses resulting from market value adjustments (“MVA”) on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA;

18.premiums for universal life and investment-type products, other than GICs and annuities certain, are recognized as income, but are accounted for as deposits to policyholders' accounts under GAAP;

19.net after tax gains on reinsurance transactions comprised of contracts in force at the date of the transaction are excluded from net income and recorded directly to surplus, and amortized into income as earnings emerge from the business reinsured;

20.statements of cash flow are prepared under a prescribed format, which differs from the indirect format under GAAP; and

21.there is no presentation of comprehensive income.

The effects on the financial statements of the variances between the statutory accounting practices described above and US generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Certain amounts in the 2022 and 2021 statutory financial statements have been reclassified to conform to the 2023 presentation.

The Department of Insurance and Financial Services (“DIFS”) recognizes statutory accounting practices prescribed or permitted by the state of Michigan for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under Michigan Insurance Law. The DIFS has adopted the National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) to the extent that the accounting practices, procedures, and reporting standards are not modified by the Michigan Insurance Code. The state of Michigan has adopted certain prescribed accounting practices that differ from those defined in NAIC SAP. The commissioner of insurance also has the right to permit other specific practices that deviate from prescribed practices.

Under Michigan law, the value of the book of business arising from the acquisition of a subsidiary or through reinsurance may be recognized as an admitted asset if certain criteria are met. In NAIC SAP, goodwill may be admitted in amounts not to exceed 10% of an insurer’s capital and surplus, as adjusted, and is eliminated in the event of a merger.

As a result of an acquisition accounted for as a statutory purchase in accordance with SSAP No. 68, the Company had goodwill attributed to the VOBA, with the remaining VOBA balance fully amortized as of August 31, 2022.

The Valuation of Life Insurance Policies Model Regulation (“Model 830”, also known as Regulation XXX), was effective for NAIC SAP in 2000.  The state of Michigan did not permit Model 830 for reserve calculations until January 1, 2002.  Thus, reserves for life business issued in calendar years 2000-2001 are not valued according to Model 830 and NAIC SAP, but rather, are valued under the prior method of the Standard Valuation Law, referred to as the ‘unitary’ method.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
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Actuarial Guideline XXXV (“Actuarial Guideline 35”) was adopted by the NAIC in December 1998. The purpose of Actuarial Guideline 35 is to interpret the standards for the valuation of statutory reserves for fixed index annuities. NAIC SAP requires application of Actuarial Guideline 35 for all fixed index annuities issued after December 31, 2000. Michigan law prescribes the valuation of fixed index annuities without consideration of Actuarial Guideline 35. As a result, and as demonstrated in the Company’s reconciliation of net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan below, Actuarial Guideline 35 is not reflected in the Company’s accounts as of December 31, 2023 and 2022.

Reconciliation to NAIC SAP
A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan is shown below (in millions):

	Years Ended December 31,
	2023	2022	2021

Net income (loss), as stated herein	$(121.7)	$3,687.6	$135.9
Adjustments - prescribed practices:
Valuation of Life Insurance Policies Model Regulation (XXX):
Decrease in aggregate reserves for life and accident
and health policies and contracts	0.4	0.8	0.2
Actuarial Guideline 35:
Decrease/(increase) in aggregate reserves for life and
accident and health policies and contracts	(11.1)	3.8	(29.5)
Amortization of value of business acquired	—	32.8	49.1
Prescribed practices adjustment	(10.7)	37.4	19.8
Tax effect of prescribed practice differences	—	—	6.2
Net income, NAIC SAP	$(132.4)	$3,725.0	$161.9

	December 31,
	2023	2022

Statutory Capital and Surplus, as stated herein	$4,652.6	$5,987.4
Adjustments - prescribed practices:
Aggregate reserve for life policies and contracts
Valuation of Life Insurance Policies Model Regulation (XXX):
Reserve per Michigan basis	6.1	6.4
Reserve per NAIC SAP	16.0	16.7
Model Regulation (XXX) adjustment	(9.9)	(10.3)

Actuarial Guideline 35:
Reserve per Michigan basis	437.9	293.2
Reserve per NAIC SAP	475.2	319.4
Actuarial Guideline 35 adjustment	(37.3)	(26.2)
Tax effect of prescribed practice differences	2.6	4.2
Net impact of prescribed practices	(44.6)	(32.3)
Statutory capital and surplus, NAIC SAP	$4,608.0	$5,955.1

Cybersecurity Event
In 2023, Jackson determined that Jackson’s information at one of our third-party vendors, Pension Benefit Information, LLC (“PBI”), was impacted by a cybersecurity breach involving Progress Software Corporation’s MOVEit Transfer software. The PBI service helps Jackson to identify possible beneficiaries for death benefits. According to PBI, an unknown actor exploited a MOVEit software flaw to access PBI’s systems and download certain data. Our assessment indicated that personally identifiable information relating to approximately 850,000 of Jackson’s customers was obtained by that unknown actor from PBI’s systems. PBI informed Jackson that it rectified the MOVEit vulnerability.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Separately, Jackson experienced unauthorized access to two servers as a result of the MOVEit flaw; however, the scope and nature of the data accessed on those servers was significantly less than the PBI impact. Our assessment was that a subset of information relating to certain partner organizations and individuals, including certain customers of Jackson, was obtained from the two affected servers.

At this time, we do not believe the incident or related litigation will have a material adverse effect on the business, operations, or financial results of the Company.

New and Pending Accounting Pronouncements
In August 2023, the NAIC adopted revisions to SSAP No. 26R - Bonds; SSAP No. 43R - Loan-Backed and Structured Securities; and other SSAPs (e.g., SSAP No. 21R - Other Admitted Assets, and SSAP No. 86 - Derivatives) to incorporate the principles-based bond definition into statutory accounting guidance and amend the accounting for certain asset-backed securities and investments not classified as bonds. In December 2023, SSAP No. 2R - Cash, Cash Equivalents, Drafts, and Short-Term Investments, was also revised to exclude certain securities from being reported as a cash equivalents or short-term investments. The amendments are effective January 1, 2025. The Company is currently in the process of evaluating the impact of the new guidance.

Estimates
The preparation of the accompanying financial statements and notes requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions used in calculating policy reserves and liabilities, including, but not limited to mortality rates, policyholder behavior, expenses, investment returns, policy crediting rates and future hedging activity; 3) assumptions as to future earnings levels being sufficient to realize deferred tax benefits and whether or not certain deferred tax assets will reverse within three years; 4) estimates related to liabilities for lawsuits and establishment of liability for state guaranty fund assessments; and 5) assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors as deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Investments
Bonds, excluding loan-backed and structured securities, are stated at amortized cost except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value. Acquisition premiums and discounts are amortized into investment income through call or maturity dates using the effective interest method.

Jackson recognizes an other-than-temporary impairment ("OTTI") for non-loan-backed securities when the Company does not expect full recovery of amortized cost. These impairment losses are recognized in net realized capital losses for the full difference between fair value and amortized cost.

Loan-backed and structured securities, hereafter collectively referred to as “loan-backed securities,” are also stated at amortized cost except those with an NAIC carry rating of “6,” which are carried at the lower of amortized cost or fair value. The retrospective adjustment method is used to value loan-backed securities where the collection of all contractual cash flows is probable. For loan-backed securities where the collection of all contractual cash flows is not probable, the Company:

•Recognizes the accretable yield over the life of the loan-backed security as determined at the acquisition or transaction date;
•Continues to estimate cash flows expected to be collected at least quarterly; and
•Recognizes an other-than-temporary impairment loss if the loan-backed security is impaired (i.e., the fair value is less than the amortized cost basis) and if the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected.

Investments are reduced to estimated fair value (discounted cash flows for loan-backed securities) for declines in value that are determined to be other-than-temporary. In determining whether an other-than-temporary impairment has occurred, the Company considers a security’s forecasted cash flows as well as the severity and duration of depressed fair values.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
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If the Company intends to sell an impaired loan-backed security or does not have the intent and ability to retain the impaired loan-backed security for a period of time sufficient to recover the amortized cost basis, an other-than-temporary impairment has occurred. In these situations, the other-than-temporary impairment loss recognized is the difference between the amortized cost basis and fair value. For loan-backed securities, the credit portion of the recognized loss is recorded to the AVR and the non-credit portion is recorded to the IMR. If the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected, it cannot assert that it has the ability to recover the loan-backed security’s amortized cost basis even though it has no intent to sell and has the intent and ability to retain the loan-backed security. Therefore, an other-than-temporary impairment has occurred and a realized loss is recognized for the non-interest related decline, which is calculated as the difference between the loan-backed security’s amortized cost basis and the present value of cash flows expected to be collected. For situations where an other-than-temporary impairment is recognized, the previous amortized cost basis less the other-than-temporary impairment recognized as a realized loss becomes the new amortized cost basis of the loan-backed security. The new amortized cost basis is not adjusted for subsequent recoveries in fair value. Therefore, the prospective adjustment method is used for periods subsequent to other-than-temporary impairment loss recognition.

Unaffiliated common stocks are stated at fair value. The Company’s investments in subsidiaries are recorded based on the equity method. Insurance subsidiaries are reported at their audited statutory capital and surplus and non-insurance subsidiaries are carried at their audited equity as determined under GAAP. The Company has non-admitted $5.0 million of the unaudited equity of five subsidiaries in 2023. The Company had non-admitted $6.1 million of the unaudited equity of seven subsidiaries in 2022. Included in common stocks is the Company’s 100% interest in the common stock of Jackson National Life Insurance Company of New York (“Jackson New York”). Jackson New York's financial statements are presented on the basis of accounting practices prescribed or permitted by the New York State Department of Financial Services. The State of New York has adopted certain prescribed practices that differ from those found in NAIC SAP:

•Reserves for fixed deferred annuities are valued under Continuous CARVM according to New York insurance law, rather than Curtate CARVM according to NAIC SAP.
•For variable annuity reserves, New York insurance law incorporates Valuation Manual-21 ("VM-21") but also includes an additional floor calculation. Jackson New York reserves are not valued solely under VM-21 according to NAIC SAP, but rather, are valued with the additional floor calculation according to New York insurance law.
•For payout business, New York insurance law requires an adapted version of Valuation Manual-22 ("VM-22") for purposes of defining minimum reserve standards, thus, reserves for payout business are not valued according to VM-22 as defined by the NAIC SAP, but rather, are valued per New York regulation.

The effect of the prescribed practice is an increase to income of $6.3 million and a decrease to surplus of $23.0 million. The risk based capital of Jackson New York would not have triggered a regulatory event had it not used these prescribed practices according to New York insurance law.

Preferred stocks are stated at cost, except those with an NAIC Securities Valuation Office rating of “4” to “6,” which are reported at the lower of cost or fair value.

Limited partnership interests, including limited liability company interests, are carried at fair value.

Distributions of earnings from these entities are recorded as investment income and unrealized gains and losses are credited or charged directly to surplus. Included in limited partnership interests was $69.0 million and $71.3 million at December 31, 2023 and 2022, respectively, of the Company’s 100% ownership of member interests in the following entities: Jackson National Asset Management, LLC, a registered investment advisor and transfer agent; and Jackson National Life Distributors, LLC, a registered broker-dealer. The Company has non-admitted its 100% ownership interests totaling $17.9 million and $16.8 million at December 31, 2023 and 2022, respectively, in Squire Reassurance Company LLC, a captive reinsurance company; PGDS (US One), LLC, which provided certain services to Jackson and certain former affiliates; and Hermitage Management, LLC (“Hermitage”), which holds and manages certain real estate related investments.

The Company also acquires controlling ownership interests in companies through troubled debt restructuring arrangements. These investments are held for sale and are not operated as subsidiaries. These equity investments are carried at fair value.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
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Derivative instruments afforded hedge accounting treatment are accounted for in a manner consistent with the hedged items. Derivative instruments not afforded hedge accounting treatment are stated at fair value. See Note 5 for more information on derivative instruments. The Company generally does not account for derivative instruments as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.

Cash and short-term investments, which primarily include high quality money market instruments, are carried at amortized cost. These investments have original maturities of twelve months or less, and are considered cash equivalents for reporting cash flow.

Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums, impairments and any allowance for loan losses.

On a periodic basis, Jackson assesses the mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. Changes in the allowance for loan losses are recorded in surplus.

Separately, Jackson also reviews individual loans in the portfolio for impairment charge-off based on an assessment of the factors identified above. Impairments deemed other-than-temporary requiring charge-off are recorded initially against the established loan loss allowance if any, and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at unpaid principal balances.

Real estate is carried at depreciated cost and net of encumbrances. Buildings are depreciated over their estimated useful life, up to 40 years.

Realized capital gains and losses are recorded at the date of sale and are calculated on a specific cost identification basis.

Life and Annuity Reserves
Aggregate reserves for life insurance policies are based on statutory mortality and interest requirements without consideration for withdrawals. With respect to ordinary policies, the mortality assumptions range from the American Experience Table to the 1980/2017 Commissioners’ Standard Ordinary Tables with interest assumptions ranging from 1.00% to 7.00%. With respect to older industrial policies, the mortality assumptions range from the American Experience Table to the 1961 Commissioners’ Standard Industrial Table with interest assumptions ranging from 2.50% to 6.00%. As of December 31, 2023 and 2022, 30% and 31%, respectively, of the life reserves were calculated on a net level reserve basis and 70% and 69%, respectively, were calculated on a modified reserve basis.

As it relates to VM-20, the Company meets the conditions for exemption under Subsection 1.G.2.b. of the Valuation Manual and filed the statement of exemption required by Subsection 1.G.1. of the Valuation Manual with the State of Michigan DIFS in a letter dated April 26, 2022. Because all conditions outlined in Subsection 1.G.1. have been met for continued use, all policies issued since 2022 are also covered by this statement of exemption and follow reserving standards mentioned above.

Reserves for variable annuity and registered index-linked annuity ("RILA") products and related guarantees are determined using Actuarial Guideline 43 and VM-21.  Reserves are set equal to the stochastic reserve plus the additional standard projection amount. The stochastic reserve uses prudent estimate assumptions for items such as expenses, mortality and policyholder behavior, as well as “real world” stochastically generated equity and interest rate scenarios. The additional standard projection amount is based on assumptions prescribed by the regulation. Both the additional standard projection amount and stochastic reserve are adjusted to reflect the impact of hedge instruments owned on the valuation date, and the stochastic reserve is adjusted to reflect future assumed hedging activity.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
As previously described in Note 1, Michigan law prescribes the valuation of fixed index annuities without consideration of Actuarial Guideline 35.

The majority of all other annuity reserves and GIC deposits are established with an interest rate assumption ranging from 2.25% to 8.75% and are carried at the greater of the cash surrender value or the greatest present value of the guaranteed benefits discounted at statutory valuation interest rates.

Jackson and Jackson National Life Global Funding have established a $27.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The liability for the outstanding balances at December 31, 2023 and 2022 totaled $5.7 billion and $5.9, respectively and these liabilities are included in liability for deposit-type contracts. Issued instruments representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps.

Jackson is a member of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI and held in the general account.

Short-term debt is generally used for liquidity and long-term debt is used to fund qualifying construction projects. Debt is reported in borrowed money in the financial statements. Funding agreements are reported in liability for deposit-type contracts in the financial statements. The Company calculated the maximum borrowing capacity in accordance with current FHLB capital stock and limitations in the FHLB credit policy. Short-term debt and funding agreements are subject to prepayment obligations.

The following table summarizes the amount of FHLB capital stock held in aggregate and classified as follows (in thousands):

	December 31,
	2023	2022
Membership Stock - Class A	$—	$—
Membership Stock - Class B	5,000	5,000
Activity Stock	96,338	87,800
Excess Stock	6,680	53,664
Aggregate Total	$108,019	$146,464

Actual or estimated borrowing capacity as determined by the insurer	$2,400,413	$3,254,764

Membership Stock eligible and not eligible for redemption are as follows (in thousands):

			Eligible for Redemption
		Not Eligible	Less	6 Months	1 to Less
Membership	Current Year	For	Than	to Less Than	Than	3 to 5
Stock	Total	Redemption	6 Months	1 Year	3 Years	Years
Class A	$—	$—	$—	$—	$—	$—
Class B	5,000	—	—	—	—	5,000
Total Stock	$5,000	$—	$—	$—	$—	$5,000

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
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The amount of collateral pledged to the FHLB are as follows (in thousands):

Collateral Pledged to FHLB
	Fair Value	Carrying Value	Aggregate Total Borrowing
December 31, 2023	$3,284,330	$3,525,096	$2,251,959
December 31, 2022	$2,904,495	$3,172,535	$2,062,224

Maximum Amount Pledged During Reporting Period
			Aggregate Total
	Fair Value	Carrying Value	Borrowing
Period ended December 31, 2023	$4,030,626	$4,350,767	$2,807,974
Period ended December 31, 2022	$3,781,315	$3,831,594	$2,563,013

Aggregate amount of borrowings from the FHLB were as follows (in thousands):

	General Account	Funding Agreements Reserves Established
December 31, 2023
(a) Debt
Short-term	$250,000	XXX
Long-term	57,184	XXX
(b) Funding Agreements	1,944,775	1,944,775
(d) Aggregate Total (a+b+c)	$2,251,959	$1,944,775

December 31, 2022
(a) Debt
Short-term	$—	XXX
Long-term	62,224	XXX
(b) Funding Agreements	2,000,000	2,000,000
(d) Aggregate Total (a+b+c)	$2,062,224	$2,000,000

The maximum amount borrowed during the reporting period was as follows (in thousands):

General Account
Debt	$57,974
Funding Agreements	2,750,000
Aggregate Total	$2,807,974

Interest Maintenance Reserve
The Company is required to maintain an IMR, which is a reserve for the net, after tax, accumulated unamortized realized gains and losses on sales of fixed income investments primarily attributable to changes in interest rates. Net realized gains and losses charged or credited to the IMR are amortized into investment income over the approximate remaining life of the investment sold using the grouped method.

Gains or losses resulting from MVA on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA using the grouped method.

Realized gains and losses included in IMR on sales of fixed income investments subject to a funds withheld arrangement are released from the IMR and transferred to the liability for funds held under coinsurance with no impact to income.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

The following table provides the adjusted capital and surplus as of the most recently filed statement, the amount of net negative (disallowed) IMR in aggregate and allocated between the general account, insulated separate accounts and non-insulated accounts, and the percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (in thousands):

Capital and surplus of most recently filed statement			$3,988,895
Less:
Goodwill			—
EDP equipment and operating system software			(248)
Net deferred tax asset			(520,698)
Admitted net negative disallowed IMR			—
Adjusted capital & surplus			$3,467,949

	Net negative (disallowed IMR)	Negative IMR admitted	Percentage of adjusted capital and surplus
General account	$252,977	$252,977	7.3%
Insulated separate account	—	—	—%
Non-insulated separate account	5,555	5,555	0.2%
	$258,532	$258,532	7.5%

The following table summarizes the unamortized balances in IMR from derivatives that were reported at fair value prior to the termination of the derivative (in thousands):

	December 31, 2023 balance of:
Description	Unamortized gain	Unamortized loss
Swaps	$24	$(332,907)
Options	46,317	—
Interest rate futures	46,889	(52,015)
	$93,230	$(384,922)

As of December 31, 2022, the Company had no net negative (disallowed) IMR.

Fixed income investments generating IMR losses comply with the Company's documented investment or liability management policies. Any deviation was either because of a temporary and transitory timing issue or related to a specific event that mechanically made the cause of IMR losses not reflective of reinvestment activities.

IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with the Company's derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination. Asset sales were not compelled by liquidity pressures.

Asset Valuation Reserve
The Company is required to maintain an AVR, which is computed in accordance with a formula prescribed by the NAIC and represents a provision for potential credit related investment losses. Changes in the AVR are recorded directly to surplus.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
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Revenue and Expense Recognition
Premiums for traditional life insurance are recognized as revenue when due. Annuity considerations are recognized as revenue when collected. GICs and other investment products with no mortality risk are accounted for using deposit accounting. Accordingly, premiums and withdrawals for GICs and other investment products are not reflected in the statement of operations, but are credited or charged directly to policyholders’ accounts, while interest credited to the policyholders’ accounts is reflected in the statement of operations. Fee income is recognized as revenue when earned. Commission and expense allowances, which are commission and expense reimbursements related to reinsurance ceded to other companies, are recognized as revenue when due. The CARVM allowance represents the excess of separate account contract values over statutory separate account reserves for variable annuities and variable life and is reported in accrued transfers to separate accounts. Benefits, claims and expenses (including the change in CARVM allowance) are recognized when incurred. Commissions, general expenses, and taxes, licenses and fees, including costs of acquiring new business, are charged to operations as incurred.

Investment Income
Income due and accrued was excluded from surplus on the following basis:

Bonds - securities in default and otherwise where collection is uncertain.

Mortgage loans - loans in foreclosure deemed in default, delinquent greater than one year or where collection of interest is uncertain.

Real estate - properties where rent is in arrears for more than three months.
Income due and accrued on investments where collection is not likely has been excluded from net investment income. For the years ended December 31, 2023, 2022, and 2021, the amounts excluded from investment income were $859 thousand, $113 thousand, $4.2 million, respectively.

The following table provides the gross, nonadmitted and admitted amounts for interest income due and accrued (in thousands):

Interest Income Due and Accrued	Amount
1. Gross	$587,242
2. Nonadmitted	$1,337
3. Admitted	$585,905

At December 31, 2023 and 2022, the Company had $31.4 thousand and nil, respectively in aggregate deferred interest.

At December 31, 2023, 2022, and 2021, the Company had $10.0 million, 2.8 million, and 9.4 million cumulative amounts of paid-in-kind interest, respectively.
Furniture and Equipment
Furniture and equipment are carried at cost less accumulated depreciation, which is charged to operations on a straight line basis over the estimated useful lives of the related assets. Furniture and EDP equipment and software are depreciated over three to seven years. Furniture and equipment, except for certain EDP equipment and software reported in other admitted assets, is non-admitted. Depreciation expense on admitted assets totaled $0.2 million, $0.5 million, and $2.4 million for 2023, 2022, and 2021 respectively, while depreciation expense on non-admitted assets totaled $14.4 million, $15.4 million, and $18.0 million in 2023, 2022, and 2021, respectively.
Federal Income Taxes
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain differences, which are the result of dissimilar financial reporting and tax basis accounting methods, and the corporate alternative minimum tax. A net DTA, for the tax effect of timing differences between financial reporting and the tax basis of assets and liabilities, is allowed to be reported as an admitted asset only to the extent that it is realizable within three years up to 15% of capital and surplus (adjusted to exclude any net DTAs, EDP equipment and operating system software and any net positive goodwill), with the change in net deferred tax asset or liability being recorded directly to surplus. See Note 8 - Federal Income Taxes, for additional information on these accounting policies.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Non-admitted Assets
Certain assets designated as "non-admitted assets" (principally net deferred tax assets not realizable within three years, agents' debit balances, furniture, equipment, computer software, prepaid expenses, certain other receivables, and investments in certain common stocks and limited liability corporations) have been excluded from the statutory statements of admitted assets, liabilities, capital and surplus by a direct charge to surplus.

Separate Account Assets and Liabilities
The assets and liabilities associated with variable life and annuity contracts, which aggregated $203.6 billion and $181.7 billion at December 31, 2023 and 2022, respectively, are segregated in insulated separate accounts. The Company receives fees for assuming mortality and certain expense risks and for providing guaranteed benefits under the variable annuity contracts. These fees are recorded as earned.

The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the non-guaranteed, insulated Jackson National Separate Account – II and aggregated $198.1 million and $284.3 million at December 31, 2023 and 2022, respectively.

The assets and liabilities associated with registered index-linked annuities are allocated to a non-insulated separate account and aggregated $4,664.5 million and $1,746.9 million at December 31, 2023 and 2022, respectively.

Value of Business Acquired
The value of business acquired relates to the acquisition of Reassure America Life Insurance Company (“REALIC”) in 2012. During 2023, 2022, and 2021, the Company recorded amortization expense of nil, $32.8 million, and $49.1 million, respectively. In 2022, the remaining VOBA balance was fully amortized. As a result, the balance at December 31, 2023 and 2022, totaled nil.

Subsequent Events

Reinsurance Transaction
During the first quarter of 2024, Jackson entered into a 100% coinsurance funds withheld reinsurance transaction with Brooke Life Reinsurance Company (“Brooke Re”), a Michigan captive insurer regulated by the Michigan Department of Insurance and Financial Services created in the first quarter of 2024 for the express purpose of serving as the counterparty to this new reinsurance transaction. Jackson and Brooke Re are both direct subsidiaries of Brooke Life Insurance Company (“Brooke Life”). Brooke Re was capitalized with assets contributed from Brooke Life of approximately $1.9 billion, originating from Jackson as a return of capital of approximately $1.95 billion to Brooke Life in January 2024. Of the $1.9 billion contributed to Brooke Re, approximately $1.2 billion was paid to Jackson into unassigned surplus by Brooke Re as a ceding commission in connection with the execution of the reinsurance transaction.

All economics of the reinsurance transaction are effective as of January 1, 2024. The reinsurance transaction provides for the cession from Jackson to Brooke Re of liabilities associated with certain guaranteed benefits under our variable annuity contracts and similar products of Jackson, both in-force on the effective date of the reinsurance agreement and written in the future (i.e., on a “flow” basis) as well as related future fees, claims and other benefits, and maintenance expenses in exchange for a ceding commission for the in-force business. Brooke Re paid a ceding commission of approximately $1.2 billion to Jackson in connection with the execution of the reinsurance transaction. Jackson retains the variable annuity base contract, the annuity contract administration of the ceded business, and responsibility for investment management of the assets in the funds withheld account supporting the ceded liabilities. The reinsurance transaction allows us to mitigate the impact of the cash surrender value floor on Jackson’s total adjusted capital, statutory required capital, and risk-based capital ratio, as well as to allow for more efficient economic hedging of the underlying risks of Jackson’s business. This outcome will serve the interests of policyholders by protecting statutory capital through avoidance of non-economic hedging costs. Overall, this allows us to optimize our hedging, stabilize capital generation, and produce more predictable financial results going forward.

Collateral Upgrade Transaction
During the first quarter of 2024, Jackson executed certain paired repurchase and reverse repurchase transactions (“Collateral Upgrade” transactions) totaling $1.5 billion pursuant to master repurchase agreements with participating bank counterparties. Under these transactions, the Company lends securities (e.g., corporate debt securities or other securities agreed upon between the parties) to one or more bank counterparties in exchange for cash (repurchase agreement) and exchange that cash for an equal value of U.S. Treasury securities (reverse repurchase agreement) to provide as a collateral as part of our hedging program. The transactions are paired as two legs of a Collateral Upgrade trade.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
The Company has evaluated events through March 22, 2024, which is the date the financial statements were available to be issued.

Note 3 - Fair Value of Financial Instruments

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities are required to be classified into one of the following categories:

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include government securities and exchange traded equity securities and derivative instruments.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are priced using observable inputs and freestanding derivative instruments that are priced using models with observable market inputs are included in Level 2.

Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 includes limited partnership interests and less liquid securities such as certain highly structured or lower quality asset-backed securities. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments.

Bonds and Equity Securities
The fair values for bonds and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding and are classified as Level 3.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2023 and 2022, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 due to their use of market observable inputs.
At December 31, 2023 and 2022, bonds valued internally, including matrix-priced securities, had a book/adjusted carrying value of $6.6 billion and $7.4 billion, respectively, and an estimated fair value of $6.0 billion and $6.5 billion at 2023 and 2022, respectively.

Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent on the underlying property, fair value is the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Mortgage loans held under the funds withheld reinsurance agreement are valued using third-party pricing services, which may use economic inputs, geographical information, and property specific assumptions in deriving the fair value price. The Company reviews the valuations from these pricing providers to ensure they are reasonable. Due to lack of observable inputs, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Derivative Instruments
Fair values for derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, cross currency total return swaps, cross currency forwards, credit default swaps, put swaptions and equity index call and put options. The derivative valuations are determined by third party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Limited Partnership Interests
Fair values for limited partnership interests, which are included in other invested assets, are generally determined using the proportion of the Company's investment in the value of the net assets of each fund (“NAV equivalent”) as a practical expedient for fair value, and generally, are recorded on a three-month lag. No material adjustments were deemed necessary at December 31, 2023 or 2022.
The Company’s limited partnership interests are not redeemable, and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value rather than the practical expedient. These limited partnership interests are classified as Level 2 in the fair value hierarchy.

In cases when a limited partnership’s financial statements are unavailable and a NAV equivalent is not available or practical, the fair value may be based on an internally developed model or provided by the general partner as determined using private transactions, information obtained from the primary co-investor or underlying company, or financial metrics provided by the lead sponsor. These investments are classified as Level 3 in the fair value hierarchy.

Separate Account Assets
For the insulated separate account, assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and are categorized as Level 2 assets. For the non-insulated separate account, assets include bonds (refer to fair value discussion above), commercial mortgage loans and cash equivalents.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Annuity Reserves
Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates. Fair values for registered index-linked annuities are allocated between the separate and general accounts in accordance to admitted reserves.

Reserves for Guaranteed Investment Contracts
Fair value is based on the present value of future cash flows discounted at current market interest rates.

Payable for Securities Lending
The Company’s payable for securities lending is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans, debt securities, and mortgage loans.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Separate Account Liabilities
For the insulated separate account, separate account liabilities are carried at the fair value of the separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2. For the non-insulated separate account, fair values for registered index-linked annuities are determined using projected future cash flows discounted at current market interest rates and are allocated between the separate and general accounts in accordance to admitted reserves.

Debt
Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to their short-term maturity. Fair value of surplus notes is based on the present value of future cash flows discounted at current market interest rates.

Fair Value Measurements at Reporting Date
The following tables provide information about the Company’s financial assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2023
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Bonds:
Corporate	$—	$2,036	$947	$—	$2,983
Residential mortgage-backed securities	—	15	—	—	15
Other asset backed securities	—	1,306	—	—	1,306
Preferred stock	—	172,812	—	—	172,812
Common stock	290,064	93,094	1,129	—	384,287
Subtotal	290,064	269,263	2,076	—	561,403
Limited partnership interests	—	—	7,278	1,939,235	1,946,513
Other invested assets	—	—	8,398	—	8,398
Derivatives	—	84,816	—	—	84,816
Separate account assets	—	203,784,653	—	—	203,784,653
Total assets at fair value	$290,064	$204,138,732	$17,752	$1,939,235	$206,385,783

Liabilities at fair value:
Derivatives	$—	$904,691	$—	$—	$904,691
Total liabilities at fair value	$—	$904,691	$—	$—	$904,691

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

	December 31, 2022
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Bonds:
Corporate	$—	$2,619	$—	$—	$2,619
Residential mortgage-backed securities	—	28	—	—	28
Preferred stock	12,565	64,466	—	—	77,031
Common stock	296,656	130,392	953	—	428,001
Subtotal	309,221	197,505	953	—	507,679
Limited partnership interests	—	—	14,375	2,418,667	2,433,042
Other invested assets	—	21,676	—	—	21,676
Derivatives	—	832,749	—	—	832,749
Separate account assets		181,957,315			$181,957,315
Total assets at fair value	$309,221	$183,009,245	$15,328	$2,418,667	$185,752,461

Liabilities at fair value:
Derivatives	$—	$1,710,737	$—	$—	$1,710,737
Total liabilities at fair value	$—	$1,710,737	$—	$—	$1,710,737

During the current year, management determined that the fair value measurements for certain bonds and other invested assets, primarily comprised of asset-backed and other debt securities included in funds withheld accounts, which were classified as Level 2 measurements within the fair value hierarchy in prior reporting periods, should be classified as Level 3 fair value measurements. The fair value of these securities is primarily obtained from external sources which may use unobservable inputs, proprietary inputs and models, or inputs or values that cannot be corroborated by market transactions, and should be classified as externally priced Level 3 fair value measurements. In 2023, securities totaling $1,345.0 million were reclassified as Level 3, which is disclosed in the Aggregate Fair Value of the Company’s Financial Instruments table. Included in this amount is $24.9 million of assets carried at fair value, which is included in the Fair Value Measurements table and disclosed as “transfers in Level 3” on the Changes in Level 3 Assets Measured at Fair Value table. The change in classification did not change the fair value of these securities and did not impact the Statutory Financial Statements.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Changes in Level 3 Assets Measured at Fair Value
The following tables summarize the changes in assets measured at fair value classified in Level 3 (in thousands). Gains and losses reported in these tables may include changes in fair value that are attributable to both observable and unobservable inputs.

				Total gains		Purchases,
	Balance			and (losses)	Total gains	issuances,	Balance
	as of	Transfers	Transfers	included in	and (losses)	sales	as of
	January 1,	in	out	net	included in	and	December 31,
	2023	Level 3	Level 3	income	surplus	settlements	2023
Assets
Corporate bonds	$—	$947	$—	$—	$—	$—	$947
Common stock	953	—	(2)	—	178	—	1,129
Limited partnerships	14,375	—	(8,455)	—	1,358	—	7,278
Other invested assets	—	24,915	(16,197)	—	514	(834)	8,398

				Total gains		Purchases,
	Balance			and (losses)	Total gains	issuances,	Balance
	as of	Transfers	Transfers	included in	and (losses)	sales	as of
	January 1,	in	out	net	included in	and	December 31,
	2022	Level 3	Level 3	income	surplus	settlements	2022
Assets
Common stock	$1,186	$—	$—	$(235)	$—	$2	$953
Limited partnerships	723	14,546	—	4,452	(5,346)	—	14,375

The components of the amounts included in purchases, sales, issuances and settlements shown above are as follows (in thousands):

	December 31, 2023
	Purchases	Sales	Issuances	Settlements	Total
Assets
Other invested assets	$—	$(834)	$—	$—	$(834)
Total	$—	$(834)	$—	$—	$(834)

	December 31, 2022
Assets
Common stock	$2	$—	$—	$—	$2
Total	$2	$—	$—	$—	$2

For both of the years ended December 31, 2023 and 2022, other invested assets with a fair value of nil, were transferred into Level 3 related to investments that no longer use NAV as a practical expedient for fair value.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Aggregate Fair Value of the Company’s Financial Instruments
The following tables detail the aggregate fair value of the Company’s financial instruments (in thousands):

December 31, 2023
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$34,250,549	$38,257,780	$3,432,736	$29,624,623	$1,193,190	$—
Preferred stock	172,812	172,812	—	172,812	—	—
Common stock	384,287	384,287	290,064	93,094	1,129	—
Mortgage loans	9,547,811	10,278,312	—	—	9,547,811	—
Cash and cash equivalents	945,915	945,915	945,915	—	—	—
Short-term investments	1,118,835	1,118,412	841,967	276,868	—	—
Policy loans	4,241,716	4,241,716	—	—	4,241,716	—
Derivatives	84,816	84,816	—	84,816	—	—
Limited partnership interests	1,946,513	1,981,198	—	—	7,278	1,939,235
Other invested assets	34,685	32,906	—	—	34,685	—
Securities lending assets	13,050	13,050	13,050	—	—	—
Separate account assets	208,478,267	208,449,179	—	208,478,267	—	—
Total assets at fair value	$261,219,256	$265,960,383	$5,523,732	$238,730,480	$15,025,809	$1,939,235

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$15,890,306	$14,339,825	$—	$73,517	$15,816,789	$—
Liability for deposit-type contracts	8,592,897	9,011,732	—	—	8,592,897	—
Payable for securities lending	13,050	13,050	—	13,050	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	3,625,564	3,628,585	—	—	3,625,564	—
Funds held under coinsurance	16,606,120	18,856,107	—	—	16,606,120
Separate account liabilities	208,479,580	208,449,179	—	208,479,580	—	—
Repurchase agreements	—	—	—	—	—	—
Derivatives	904,691	904,691		904,691	—	—
Borrowed money and interest thereon	307,618	307,618	—	307,618	—	—
Total liabilities at fair value	$254,419,826	$255,510,787	$—	$209,778,456	$44,641,370	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

December 31, 2022
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$38,390,527	$44,080,473	$3,444,261	$34,946,224	$42	$—
Preferred stock	77,031	79,449	12,565	64,466	—	—
Common stock	428,001	428,001	296,656	130,392	953	—
Mortgage loans	10,783,562	11,588,720	—	—	10,783,562	—
Cash and cash equivalents	2,903,130	2,902,437	2,903,130	—	—	—
Short-term investments	1,255,229	1,255,922	1,255,229	—	—	—
Policy loans	4,223,154	4,223,154	—	—	4,223,154	—
Derivatives	832,749	832,749	—	832,749	—	—
Limited partnership interests	2,433,042	2,433,042	—	—	14,375	2,418,667
Other invested assets	42,996	42,275	—	42,996	—	—
Securities lending assets	23,316	23,316	23,316	—	—	—
Separate account assets	183,630,877	183,704,207	—	183,630,877	—	—
Total assets at fair value	$245,023,614	$251,593,745	$7,935,157	$219,647,704	$15,022,086	$2,418,667

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$15,023,924	$16,540,478	$—	$54,046	$14,969,878	$—
Liability for deposit-type contracts	9,438,847	9,691,716	—		9,438,847	—
Payable for securities lending	23,316	23,316	—	23,316	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	3,590,479	3,588,452	—		3,590,479	—
Funds held under coinsurance	19,700,416	22,550,117	—	—	19,700,416	—
Separate account liabilities	183,609,783	183,704,207	—	183,609,783	—	—
Repurchase agreements	1,011,762	1,011,762	—	1,011,762	—	—
Derivatives	1,710,737	1,710,737	—	1,710,737	—	—
Borrowed money and interest thereon	62,358	62,358	—	62,358	—	—
Total liabilities at fair value	$234,171,622	$238,883,143	$—	$186,472,002	$47,699,620	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

There were no financial instruments for which it was not practicable to estimate fair value.

Note 4 - Investments

Investments are comprised primarily of debt securities and mortgage loans. Debt securities primarily include publicly traded industrial, loan-backed, utility and government bonds. Loan-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive annuity contracts, life insurance products and GICs on which it has committed to pay a declared rate of interest. The Company’s strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

With the Company’s primarily fixed-rate securities portfolio, it is exposed to interest rate risk, which is the risk that interest rates will change and cause a change in the value of its investments. Additionally, changes in interest rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for surrenders in early policy years, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Assets subject to funds withheld coinsurance are included on the balance sheet and within the respective footnotes; however, the economic risk of these assets is born by the reinsurance company. In addition, the reinsurance company is required to provide additional assets should the value of assets fall below the respective liability values. The following table summarizes the types of assets held under funds withheld coinsurance arrangements (in thousands):

	December 31,
	2023	2022
Government	$848,440	$954,998
Special revenue	25,373	25,412
Industrial and miscellaneous	9,671,764	10,787,771
Residential mortgage-backed	138,430	218,734
Commercial mortgage-backed	404,806	508,996
Other asset-backed	2,801,727	4,158,327
Debt Securities	13,890,540	16,654,238
Common stocks	178	—
Preferred stocks	150,870	79,449
Equity securities	151,048	79,449
Limited partnerships	709,494	793,085
Other invested assets	—	10,676
Commercial mortgage loans	2,569,815	3,406,362
Residential mortgage loans	1,012,728	1,314,861
Mortgage loans	3,582,543	4,721,223
Policy loans	3,470,648	3,434,759
Cross currency swaps	13,288	21,717
Cross currency forwards	1,706	56,631
Derivative instruments, net	14,994	78,348
Cash, cash equivalents and short-term	549,005	288,346
Accrued investment income	147,890	168,113
Other assets and liabilities, net	(31,470)	(89,668)
Total funds withheld assets	$22,484,692	$26,138,569

Debt Securities, Common and Preferred Stock
Cost or amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of the Company's debt securities and unaffiliated equity investments are as follows (in thousands):

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value
Governments	$6,493,828	$22,843	$966,706	$5,549,965	$6,493,804
Special revenue and special assessment	133,131	379	9,002	124,508	133,131
Industrial and miscellaneous	26,689,280	190,367	2,857,844	24,021,803	26,647,901
Residential mortgage-backed	357,560	25,959	33,510	350,009	357,340
Commercial mortgage-backed	1,376,755	432	137,822	1,239,365	1,376,755
Other asset-backed	4,382,641	3,017	301,924	4,083,734	4,367,261
Total debt securities	39,433,195	242,997	4,306,808	35,369,384	39,376,192
Common and preferred stock	593,764	2,784	39,449	557,099	557,099
Total securities	$40,026,959	$245,781	$4,346,257	$35,926,483	$39,933,291

Total debt securities are reported on the balance sheet as:

Bonds					$38,257,780
Cash, cash equivalents and short-term investments					1,118,412
					$39,376,192

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2022	Cost	Gains	Losses	Value	Value
Governments	$7,171,582	$20,392	$1,165,358	$6,026,617	$7,171,582
Special revenue and special assessment	139,219	3,722	4,281	138,660	139,219
Industrial and miscellaneous	30,048,935	127,184	4,098,367	26,077,753	29,970,210
Residential mortgage-backed	456,295	31,814	50,593	437,517	456,287
Commercial mortgage-backed	1,651,354	166	171,259	1,480,261	1,651,354
Other asset-backed	5,964,915	14,884	494,850	5,484,949	5,947,743
Total debt securities	45,432,300	198,162	5,984,708	39,645,755	45,336,395
Common and preferred stock	564,589	396	59,953	505,032	507,450
Total securities	$45,996,889	$198,559	$6,044,661	$40,150,788	$45,843,847

Total debt securities are reported on the balance sheet as:

Bonds					$44,080,473
Cash, Cash equivalents and short-term investments					1,255,922
					$45,336,395

The amount of gross unrealized losses and the associated estimated fair value of debt securities and stocks (excluding wholly-owned subsidiaries) are as follows (in thousands):

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2023	Losses	Value	Losses	Value	Losses	Value
Governments	$61,969	$607,028	$904,737	$3,497,944	$966,706	$4,104,972
Special revenue	10	5,666	8,992	105,429	9,002	111,095
Industrial and miscellaneous	31,120	1,035,398	2,826,724	19,462,684	2,857,844	20,498,082
Residential mortgage-backed	866	38,413	32,644	217,683	33,510	256,096
Commercial mortgage-backed	211	11,593	137,611	1,194,753	137,822	1,206,346
Other asset-backed	26,210	554,923	275,714	3,108,100	301,924	3,663,023
Total debt securities	120,386	2,253,021	4,186,422	27,586,593	4,306,808	29,839,614
Common and preferred stock	9,165	90,897	30,284	123,412	39,449	214,309
Total temporarily impaired
securities	$129,551	$2,343,918	$4,216,706	$27,710,005	$4,346,257	$30,053,923

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2022	Losses	Value	Losses	Value	Losses	Value
Governments	$411,885	$3,566,336	$753,474	$1,682,488	$1,165,359	$5,248,824
Special revenue	4,281	56,916	—	—	4,281	56,916
Industrial and miscellaneous	2,362,173	19,156,031	1,736,194	4,857,204	4,098,367	24,013,235
Residential mortgage-backed	36,865	260,908	13,727	67,293	50,592	328,201
Commercial mortgage-backed	126,937	1,283,619	44,322	185,899	171,259	1,469,518
Other asset-backed	275,962	3,406,918	218,888	1,544,869	494,850	4,951,787
Total debt securities	3,218,103	27,730,728	2,766,605	8,337,753	5,984,708	36,068,481
Common and preferred stock	44,562	147,781	15,390	54,581	59,952	202,362
Total temporarily impaired
securities	$3,262,665	$27,878,509	$2,781,995	$8,392,334	$6,044,660	$36,270,843

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Debt securities include investments in mortgage-backed securities, which are collateralized by residential mortgage loans (“RMBS”) and are neither explicitly nor implicitly guaranteed by U.S. government agencies. The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value

Prime	$148,373	$1,856	$18,131	$132,098	$148,153
Alt-A	37,036	17,914	2,649	52,301	37,036
Subprime	4,692	4,297	114	8,875	4,692
Total non-agency RMBS	$190,101	$24,067	$20,894	$193,274	$189,881

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2022	Cost	Gains	Losses	Value	Value

Prime	$186,727	$4,135	$28,890	$161,972	$186,727
Alt-A	64,611	18,240	4,418	78,433	64,603
Subprime	25,205	9,142	275	34,072	25,205
Total non-agency RMBS	$276,543	$31,517	$33,583	$274,477	$276,535
The Company defines its exposure to non-agency RMBS as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower. 76% of the Company’s investments in Alt-A related mortgage-backed securities and 100% of the Company’s investments in subprime related mortgage-backed securities are rated investment grade by the NAIC.

Debt securities also include investments in securities, which are collateralized by commercial mortgage loans (“CMBS”). The carrying value and estimated fair value of the Company’s investment in CMBS are $1.4 billion and $1.2 billion, respectively, at December 31, 2023. Of these investments, 98% are rated investment grade by the NAIC.

Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses than corporate bonds. At December 31, 2023, the carrying value and estimated fair value of the Company’s direct investments in bank loans are $58.3 million and $54.4 million, respectively.

At December 31, 2023, of the total carrying value for bonds in an unrealized loss position, 98% were investment grade and 2% were below investment grade based on NAIC designation. Unrealized losses on bonds that were below investment grade comprised approximately 2% of the aggregate gross unrealized losses on debt securities.

Corporate bonds in an unrealized loss position were diversified across industries. As of December 31, 2023, the industries comprising the larger proportion of unrealized losses included utilities (17% of corporate bonds gross unrealized losses) and financial services (14%). The largest unrealized loss related to a single corporate obligor was $50.3 million at December 31, 2023.

The amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of debt securities at December 31, 2023, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or pre-paid with or without early redemption penalties.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

					Book/
		Gross	Gross	Estimated	Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
Maturity distribution	Cost	Gains	Losses	Value	Value

Due in 1 year or less	$2,930,395	$581	$20,125	$2,910,851	$2,930,327
Due after 1 year through 5 years	6,939,756	23,222	251,867	6,711,111	6,939,680
Due after 5 years through 10 years	8,833,447	69,674	859,693	8,043,428	8,799,679
Due after 10 years through 20 years	8,067,320	107,782	1,163,599	7,011,503	8,059,997
Due after 20 years	6,545,321	12,330	1,538,268	5,019,383	6,545,153
Residential mortgage-backed	357,560	25,959	33,510	350,009	357,340
Commercial mortgage-backed	1,376,755	432	137,822	1,239,365	1,376,755
Other asset-backed	4,382,641	3,017	301,924	4,083,734	4,367,261
Total debt securities	$39,433,195	$242,997	$4,306,808	$35,369,384	$39,376,192

Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Other than as discussed below for certain loan-backed securities, resultant adjustments to carrying values are included in investment income using the retrospective method. Prepayment assumptions for loan-backed securities were obtained from independent providers of broker-dealer estimates.

With regard to certain loan-backed securities deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The book/adjusted carrying value of securities changing from the retrospective to the prospective methodology in 2023 and 2022 was $25.6 million and $38.9 million, respectively.

Debt securities are classified into six NAIC quality categories. These categories range from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated Classes 1 - 5. Securities in or near default are designated Class 6. Securities designated as Class 3, 4, 5, and 6 are non-investment grade securities. If a designation is not currently available from the NAIC, the Company’s investment advisor provides the designation. At December 31, 2023, the Company’s investment advisor provided the designation for debt securities with carrying values and estimated fair values of $512.2 million and $473.2 million, respectively.

The NAIC approved guidance to adjust the ratings (NAIC 1 through NAIC 6) for CMBS, RMBS and certain asset-backed securities. For CMBS and RMBS, the guidance replaces nationally recognized statistical rating organizations (“NRSRO”) ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from models developed by an independent third party contracted by the NAIC. For certain asset-backed securities, the guidance replaces NRSRO ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from generic models. This method acknowledges that securities which have a lower comparative carrying value would have a lower risk of further loss and, therefore, a higher rating.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
The Company's debt securities by NAIC designation are as follows at December 31, 2023 (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
Quality category per	Amortized	Unrealized	Unrealized	Fair	Carrying
NAIC designation	Cost	Gains	Losses	Value	Value

Class 1	$23,475,365	$145,804	$2,581,615	$21,039,554	$23,437,490
Class 2	15,052,853	93,474	1,644,400	13,501,927	15,037,150
Class 3	739,836	2,536	66,936	675,436	739,836
Class 4	147,541	847	9,417	138,971	147,541
Class 5	6,739	65	1,016	5,788	6,739
Class 6	10,861	271	3,424	7,708	7,436
Total debt securities	$39,433,195	$242,997	$4,306,808	$35,369,384	$39,376,192
The book/adjusted carrying value and fair value of debt securities in default that were anticipated to be income producing when purchased were $3,227 thousand and $3,399 thousand at December 31, 2023, respectively, and $735 thousand and $1,414 thousand at December 31, 2022, respectively. There were no debt securities that were non-income producing for the 12 months preceding December 31, 2023 and 2022.

Debt securities with a book/adjusted carrying value of $101.4 million and $99.4 million at December 31, 2023 and 2022, respectively, were on deposit with regulatory authorities as required by law in various states in which business is conducted.

At December 31, 2023 and 2022, debt securities with a book/adjusted carrying value of $118.8 million and $161.6 million, respectively, were held in trust pursuant to the 100% coinsurance transactions (“retro treaties”) with Swiss Reinsurance Company Ltd (“Swiss Re”) discussed in Note 7.

At December 31, 2023 and 2022, debt securities with a book/adjusted carrying value of $278.9 million and $302.1 million, respectively, were held pursuant to the Squire Reassurance Company II, Inc. (“Squire Re II”) reinsurance treaty.

At December 31, 2023 and 2022, debt securities with a book/adjusted carrying value of $1,849.9 million and $1,828.2 million, respectively, were held in trust pursuant to the Jackson New York reinsurance treaty.

At December 31, 2023 and 2022, debt securities with a book/adjusted carrying value of $13,492.8 million and $16,190.5 million, respectively, were held pursuant to the Athene reinsurance treaty.

Other-Than-Temporary Impairment
The Company periodically reviews its debt securities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value, and the Company’s intent and ability not to sell a security prior to a recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, an impairment loss is not recorded. If the decline is considered to be other-than-temporary, a realized loss is recorded in the statement of operations. The AVR is also charged for the realized loss, with an offsetting credit to surplus.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., changes in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.
Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. At both December 31, 2023 and 2022, assumed default rates for delinquent loans ranged from 10% to 100%. At December 31, 2023 and 2022, assumed loss severities were applied to generate and analyze cash flows of each bond and ranged from 10% to 40% and 15% to 35%, respectively.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

The Company currently intends to hold securities with unrealized losses not considered other-than-temporary until they mature or for sufficient time to recover the amortized cost. However, if there are changes in the specific facts and circumstances surrounding a security, or the outlook for its industry sector, the Company may sell the security and realize a loss.

There were no loan-backed securities with a recognized other-than-temporary impairment where the Company has either the intent to sell the securities or may be forced to sell the securities prior to a recovery in value as of the statement date.

In 2023, 2022, and 2021, the Company recognized other-than-temporary impairments of $11.3 million, $4.2 million, and $11.9 million, respectively, related to loan-backed and structured securities. See Note 17 for a table detailing securities with recognized other-than-temporary impairment charges during 2023, where the Company has (or had at the quarterly reporting date) the intent and ability to hold the securities for sufficient time to recover the amortized cost.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
The following table summarizes other-than-temporary impairment charges recorded for the years ended (in thousands):

	2023	2022	2021
Residential mortgage-backed securities:
Prime	$1,193	$2,112	$2,641
Alt-A	1,194	2,027	233
Subprime	126	23	—
Industrial and miscellaneous	53,097	48,139	127
Governments	2,076	6,084	—
Commercial mortgage backed securities	8,773		—
Asset-backed securities	41	86	8,979
Common stock	5,006	—	50
Limited partnership interests	10,632	11,107	15,163
Mortgage loans	66,000	—	—
Total other-than-temporary impairment charges	$148,138	$69,578	$27,193

Realized Gains and Losses on Investments
Net realized gains and losses on investments are as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Sales of bonds:
Gross gains	$78,348	$81,354	$693,858
Gross losses	(553,444)	(465,791)	(149,401)
Sales of stocks:
Gross gains	387	2,868	2,213
Gross losses	(28,547)	(73)	(175)
Derivative instruments	(3,816,256)	(362,518)	(5,142,870)
Mortgage loans on real estate	(29,238)	(5,130)	4,108
Other assets	493,064	53,977	(356,568)
Other-than-temporary impairment losses	(148,138)	(69,578)	(27,193)
Net realized losses	$(4,003,824)	$(764,891)	$(4,976,028)

Net (losses) gains allocated to IMR	$(1,518,401)	$(360,385)	$109,638
Net losses allocated to AVR	(2,485,423)	(72,592)	(4,039,055)
Net losses unallocated	—	(331,914)	(1,046,611)
Net realized losses	$(4,003,824)	$(764,891)	$(4,976,028)

Net losses allocated to AVR	$(2,485,423)	$(72,592)	$(4,039,055)
Net losses unallocated	—	(331,914)	(1,046,611)
Tax benefit	545,555	69,775	1,008,921
Reported net realized losses	$(1,939,868)	$(334,731)	$(4,076,745)

Proceeds from the sale of bonds totaled $5.8 billion, $8.5 billion, and $15.0 billion in 2023, 2022, and 2021, respectively.

Loan-Backed and Structured Securities
The Company has no significant concentrations as defined in SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, arising from its investment in loan-backed securities.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
The following table summarizes loan-backed and structured securities in an unrealized loss position as of December 31, 2023 (in thousands):

	Total	<12 Months	12+ Months
Fair value	$5,125,465	$604,929	$4,520,536
Unrealized loss	473,256	27,287	445,969

At December 31, 2023, the carrying value and fair value of all loan-backed and structured securities, regardless of whether the security was in an unrealized loss position, were $6.1 billion and $5.7 billion, respectively.

Commercial Mortgage Loan Concessions
In response to the adverse economic impact of the COVID-19 pandemic, the Company granted concessions to certain of its commercial mortgage loan borrowers, including payment deferrals and other loan modifications. Following the guidance in INT 20-03: Troubled Debt Restructuring Due to COVID-19 and INT 20-07: Troubled Debt Restructuring of Certain Instruments Due to COVID-19, the Company does not account for or report qualifying concessions as troubled debt restructurings and does not classify such loans as past due during the payment deferral period. The Company continues to accrue interest income on such loans that have deferred payment. For some commercial mortgage loan borrowers (principally in the hotel and retail sectors), the Company granted concessions which were primarily interest and/or principal payment deferrals generally ranging from 6 to 14 months and, to a much lesser extent, maturity date extensions. Repayment periods are generally within one year but may extend until maturity date. Deferred commercial mortgage loan interest and principal payments were $8.1 million and $10.3 million at December 31, 2023 and 2022, respectively. The concessions granted had no impact on the Company’s results of operations or financial position as the Company has not granted concessions related to COVID-19 that would have been disclosed and accounted for as troubled debt restructurings.

Mortgage Loans on Real Estate
At December 31, 2023, commercial mortgage loans were collateralized by properties located in 36 states, the District of Columbia, and Europe. The minimum and maximum lending rates for loans issued in 2023 were 5.5% and 8.8%. The maximum percentage of any one loan to the value of the security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 79.7%.

At December 31, 2023, residential mortgage loans were collateralized by properties located in 50 states, the District of Columbia, Europe, and Mexico. The minimum and maximum lending rates for loans issued in 2023 were 6.1% and 10.4%. The maximum percentage of any one loan to the value of the security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 354.6%.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
The age analysis of mortgage loans and identification of the mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement are as follows (in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
2023
1. Recorded investment (All)
(a) Current	$—	$72	$654	$—	$8,410	$860	$9,996
(b) 30-59 days past due	—	18	123	—	—	3	144
(c) 60-89 days past due	—	11	34	—	—	1	46
(d) 90-179 days past due	—	12	30	—	—	1	43
(e) 180+ days past due	—	15	32	—	—	1	48
2. Accruing interest 90-179
days past due
(a) Recorded investment	$—	$12	$—	$—	$—	$—	$12
(b) Interest accrued	—	—	—	—	—	—	—
3. Accruing interest 180+
days past due
(a) Recorded investment	$—	$15	$—	$—	$—	$—	$15
(b) Interest accrued	—	1	—	—	—	—	1
4. Interest reduced
(a) Recorded investment	$—	$—	$62	$—	$—	$3	$65
(b) Number of loans	—	—	349	—	—	18	367
(c) Percent reduced	—%	—%	100%	—%	—%	100%	—%
5. Participant or Co-lender in a
Mortgage Loan Agreement
(a) Recorded investment	$—	$128	$873	$—	$644	$240	$1,886

2022
1. Recorded investment (All)
(a) Current	$—	$96	$815	$—	$9,386	$848	$11,144
(b) 30-59 days past due	—	28	192	—	43	5	268
(c) 60-89 days past due	—	16	81	—	—	1	98
(d) 90-179 days past due	—	16	19	—	—	1	35
(e) 180+ days past due	—	36	9	—	—	—	44
2. Accruing interest 90-179
days past due
(a) Recorded investment	$—	$16	$—	$—	$—	$—	$16
(b) Interest accrued	—	—	—	—	—	—	—
3. Accruing interest 180+
days past due
(a) Recorded investment	$—	$36	$—	$—	$—	$—	$36
(b) Interest accrued	—	2	—	—	—	—	2
4. Interest reduced
(a) Recorded investment	$—	$—	$27	$—	$—	$1	$28
(b) Number of loans	—	—	155	—	—	3	158
(c) Percent reduced	—%	—%	100%	—%	—%	100%	—%
5. Participant or Co-lender in a
Mortgage Loan Agreement
(a) Recorded investment	$—	$—	$—	$—	$—	$—	$—

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
The allowance for loan losses are as follows (in thousands):

	2023	2022
Balance at beginning of period	$31	$64
Additions charged to operations	80,809	31
Direct write-downs charged against the allowances	66,000	—
Recoveries of amounts previously charged off	31	64
Balance at end of period (a+b-c-d)	$14,809	$31
As of December 31, 2023 and 2022, the Company's mortgage loan portfolio, exclusive of loans with a government guarantee or insurance, had $45.9 million and $23.1 million, respectively, of loans greater than 90 days past due and $20.1 million and $3.9 million, respectively, of loans in the process of foreclosure that were not accruing interest. Interest deemed uncollectible and written off totaled $2.0 million, $256 thousand, and $205 thousand in 2023, 2022, and 2021, respectively. Included in real estate are $5.5 million and nil of foreclosed properties as of December 31, 2023 and 2022, respectively. The remaining balance of the 2023 and 2022 mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

Under Jackson's policy for monitoring mortgage loans, all impaired mortgage loans are closely evaluated subsequent to impairment.

Impaired loans are as follows (in thousands):

December 31, 2023	Recorded Investment	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
Impaired loans with a valuation allowance
Commercial	$2,600	$13,877	$3,302	$636
Residential (Insured)	—	—	—	—
Residential (All Other)	4,676	932	3,683	167
Total	7,276	14,809	6,985	803

Impaired loans without a valuation allowance
Commercial	—	—	—	—
Residential (Insured)	5,538	—	8,249	526
Residential (All Other)	15,387	—	7,567	363
Total	20,925	—	15,816	889

Commercial	2,600	13,877	3,302	636
Residential (Insured)	5,538	—	8,249	526
Residential (All Other)	20,063	932	11,250	530
Total	$28,201	$14,809	$22,801	$1,692

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

December 31, 2022	Recorded Investment	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
Impaired loans with a valuation allowance
Residential (Insured)	$—	$—	$—	$—
Residential (All Other)	226	31	376	37
Total	226	31	376	37

Impaired loans without a valuation allowance
Residential (Insured)	11,851	—	14,510	1,044
Residential (All Other)	3,714	—	3,039	—
Total	15,565	—	17,549	1,044

Residential (Insured)	11,851	—	14,510	1,044
Residential (All Other)	3,940	31	3,415	37
Total	$15,791	$31	$17,925	$1,081

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
The following tables provide information about the credit quality of mortgage loans (in thousands):

	December 31, 2023
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,157,475	$—	$—	$—	$3,157,475
Hotel	864,672	—	—	—	864,672
Office	1,451,778	17,770	—	—	1,469,548
Retail	1,925,162	—	—	—	1,925,162
Warehouse	1,848,726	—	—	—	1,848,726
Total commercial mortgage loans	$9,247,813	$17,770	$—	$—	$9,265,583
Residential (3)	919,521	—	67,607	25,601	1,012,729
Total	$10,167,334	$17,770	$67,607	$25,601	$10,278,312

	December 31, 2022
	In Good Standing (2)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,553,508	$—	$—	$—	$3,553,508
Hotel	1,035,431	—	—	—	1,035,431
Office	1,810,306	—	—	—	1,810,306
Retail	2,102,051	—	—	—	2,102,051
Warehouse	1,772,564	—	—	—	1,772,564
Total commercial mortgage loans	$10,273,860	—	—	—	$10,273,860
Residential (4)	1,235,492	—	63,577	15,791	1,314,860
Total	$11,509,352	$—	$63,577	$15,791	$11,588,720

(1) Includes mortgage loans which the Company is a participant or co-lender of $263.6 million, $127.2 million, $239.6 million, $96.6 million, $146.0 million, and $$1,012.6 million in the categories of apartment, hotel, office, retail, warehouse, and residential, respectively. Also includes mezzanine and bridge loans of $396.5 million, $21.6 million, $176.3 million, $28.3 million, and $244.6 million in the categories of apartment, hotel, office, retail, and warehouse, respectively.

(2) Includes mortgage loans which the Company is a participant or co-lender of $360.2 million, $228.2 million, $504.6 million, $175.8 million, $176.2 million, and $740.2 million in the categories of apartment, hotel, office, retail, warehouse, and residential, respectively. Also includes mezzanine and bridge loans of $413.6 million, $41.6 million, $239.0 million, $39.7 million, and $120.6 million in the categories of apartment, hotel, office, retail, and warehouse, respectively.

(3) Includes $21.7 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $5.5 million of loans in process of foreclosure.

(4) Includes $40.5 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $11.9 million of loans in process of foreclosure.

During 2023 and 2022, there were no mortgage loans involved in troubled debt restructuring.

Limited Partnership and Limited Liability Interests
The unaffiliated limited partnerships and limited liability companies in which the Company has an interest primarily invest in securities. Income recognized by the Company on all limited partnerships and limited liability companies was $690.3 million, $747.2 million, and $822.9 million in 2023, 2022, and 2021, respectively, including $607.0 million, $636.0 million, and $684.2 million, respectively, of dividends and membership distributions from subsidiaries. In 2023 and 2022, $(380.6) million and $87.4 million, respectively, of net unrealized gains (losses) were credited directly to surplus. In 2023, 2022, and 2021, the realized gain on partnership sales were $383.4 million, $29.5 million, and $133.2 million, respectively, including $292.4 million, $25.0 million and nil, respectively, of realized gains on sales to affiliates. The Company recognized impairment writedowns of $10.6 million, $11.1 million, and $14.6 million on limited partnerships and limited liability companies during 2023, 2022, and 2021, respectively.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. At 2023 and 2022, the estimated fair value of loaned securities was $12.6 million and $22.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of the counterparties is monitored on a regular basis. At 2023 and 2022, unrestricted cash collateral received in the amount of $13.0 million and $23.3 million, respectively, was included in other invested assets of the Company. In 2023 and

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
2022, an offsetting liability for the overnight and continuous loan of $13.0 million and $23.3 million, respectively, is included in payable for securities lending in the accompanying statutory statements of admitted assets, liabilities, capital and surplus.

Restricted Assets
At December 31, 2023, the Company has the following assets pledged to others as collateral or otherwise restricted (in thousands):

	Gross Restricted				Percentage
Restricted Asset Category	Total General Account	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Repurchase agreements	$—	$1,141,872	$(1,141,872)	$—	0.00%	0.00%
FHLB capital stock	108,018	146,464	(38,446)	108,018	0.04%	0.04%
On deposit with state	101,388	99,408	1,980	101,388	0.04%	0.04%
Pledged as collateral to FHLB	3,525,096	3,172,535	352,561	3,525,096	1.30%	1.31%
Pledged as collateral for cleared and OTC derivatives	4,013,879	4,102,208	(88,329)	4,013,879	1.48%	1.49%
Cleared interest rate swaps	—	150,648	(150,648)	—	0.00%	0.00%
Securities loaned for sec. lending agreements	13,030	25,144	(12,114)	13,030	0.00%	0.00%
Total restricted assets	$7,761,411	$8,838,279	$(1,076,868)	$7,761,411	2.86%	2.88%

5GI Securities
The assignment of a 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. At December 31, 2023, the Company had nil debt securities with a 5GI designation, At December 31, 2022, the Company had 3 debt securities with a 5GI designation, with a carrying value and fair value of $8.5 million and $4.7 million, respectively.

Note 5 – Derivative Instruments

The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures, forwards and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows, which the Company has acquired or incurred.

Derivative instruments are held primarily for hedging purposes. Derivative instruments afforded hedge accounting treatment are stated at either amortized cost or fair value and are accounted for in a manner consistent with the hedged items. Derivative instruments not afforded hedge accounting treatment are stated at fair value. Hedge accounting practices are supported by cash flow matching, duration matching and/or scenario testing.

Fair values for derivative instruments are based on quoted market prices, estimates received from independent pricing services, or valuation pricing models, and generally reflect the estimated amounts that the Company would receive or pay upon sale or termination of the contracts as of the reporting date.

Cash requirements for derivative instrument activities are limited to settlements, payment commitments on swaps, margin requirements on exchange-traded and cleared derivatives, and collateral posting requirements in accordance with derivatives’ counterparty agreements.

The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of non-performance by counterparties; however, it does not anticipate non-performance. There were no charges incurred related to derivative counterparty non-performance during 2023, 2022 or 2021.

All of the Company’s significant over-the-counter financial derivative counterparty master agreements contain netting provisions allowing for the offset of contractual payments either due from or due to counterparties. To the extent that the net market value of aggregate contracts with individual counterparties exceeds established threshold amounts, collateral posting in favor of the exposed party is required. Collateral must be high quality liquid securities or cash as directed by the agreements.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

All of these master agreements also contain downgrade triggers that allow the party potentially harmed by the downgrade to, at its option, cause the related transactions to be unwound at market value or to be assigned to a different counterparty. All of these triggers are set in the BBB range and refer to Jackson’s claims paying rating and the counterparty’s senior debt rating. The intent of the triggers is to provide for a more orderly unwind of positions than might otherwise take place in the event of a bankruptcy. During 2023 and 2022, no counterparties triggered an event.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding, without an exchange of the underlying notional amount.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts.

Put-swaption contracts and put-swaption contracts written are included in the related assets and liabilities for derivatives at fair value. Changes in fair value are recorded as unrealized capital gains or losses.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads) are used to hedge the Company’s overall net exposure to equities. Interest rate futures contracts are used to hedge movements in interest rates. Equity index options (including various call and put options) are recorded in derivatives at fair value with changes in fair value recorded as unrealized capital gains or losses. Futures contracts are executed on regulated exchanges through brokers. Variation margin is recorded in cash and short-term investments, with changes in variation margin recorded as unrealized capital gains or losses.

    Cross-currency total return swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency total return swaps serve to hedge foreign currency exchange risk embedded in the funding agreements. Cross-currency total return swaps are carried at fair value. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Amounts paid or received are netted with amounts paid or received on the hedged foreign currency denominated trust agreements supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in unrealized foreign exchange capital gains and losses and realized capital gains and losses.

Cross-currency swaps are over-the-counter agreements to exchange interest and principal payments denominated in different currencies. Cross-currency forwards are over-the-counter agreements to exchange payments denominated in different currencies. Cross-currency swaps and cross-currency forwards are entered into for the purpose of hedging the foreign currency exposure on certain debt securities and mortgage loans held in the investment portfolio. Cross currency swaps are carried at fair value.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value and included in derivatives. Changes in fair value are recorded as unrealized capital gains or losses. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

The fair value of derivatives reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

A summary of the aggregate contractual or notional amounts, carrying values and fair values for derivative instruments outstanding is as follows (in thousands):

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

	December 31, 2023
		Assets		Liabilities
	Contractual/					Net
	Notional	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Value	Value	Value	Value
Cross-currency swaps	$785,914	$38,577	$38,577	$—	$—	$38,577
Cross-currency total return swaps	1,037,318	(18,317)	(18,317)	—	—	(18,317)
Equity index put options	26,000,000	58,705	58,705	—	—	58,705
Put-swaptions	23,500,000	152,680	152,680	904,691	904,691	(752,011)
Equity futures	23,377,218	—	—	—	—	—
Interest rate futures	33,043,167	—	—	—	—	—
Forwards	1,410,194	1,707	1,707	—	—	1,707
Total return swaps	1,598,595	(21,947)	(21,947)	—	—	(21,947)
Interest rate swaps	6,228,135	(126,589)	(126,589)	—	—	(126,589)
Total	$116,980,541	$84,816	$84,816	$904,691	$904,691	$(819,875)

	December 31, 2022
		Assets		Liabilities
	Contractual/					Net
	Notional	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Value	Value	Value	Value
Cross-currency swaps	$742,808	$67,448	$67,448	$—	$—	$67,448
Cross-currency total return swaps	1,239,850	(76,958)	(76,958)	—	—	(76,958)
Equity index call options	17,500,000	106,123	106,123	—	—	106,123
Equity index put options	30,500,000	957,646	957,646	—	—	957,646
Put-swaptions	25,000,000	—	—	1,710,737	1,710,737	(1,710,737)
Equity futures	20,626,295	—	—	—	—	—
Interest rate futures	105,941,948	—	—	—	—	—
Forwards	1,489,577	56,631	56,631	—	—	56,631
Total return swaps	739,409	31,166	31,166	—	—	31,166
Interest rate swaps	9,228,135	(309,307)	(309,307)	—	—	(309,307)
Total	$213,008,022	$832,749	$832,749	$1,710,737	$1,710,737	$(877,988)

All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2023 and 2022, the fair value of Jackson’s net derivative assets by counterparty were $116.8 million and $885.1 million, respectively, and held collateral was $840.5 million and $858.0 million, respectively, related to these agreements. At December 31, 2023 and 2022, the fair value of Jackson’s net derivative liabilities by counterparty was $936.7 million and $1,763.1 million, respectively, and provided collateral was $896.8 million and $1,732.5 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2023 or 2022, in aggregate, Jackson would have had to disburse $763.6 million and $30.7 million, respectively, and would have been allowed to claim nil and $27.0 million, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Note 6 - Investment Income

The sources of net investment income by major category are as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Debt securities	$1,685,186	$1,696,734	$1,837,320
Derivative instruments	(338,037)	15,787	154,706
Limited partnership interests	690,271	747,189	822,617
Mortgage loans	544,686	528,122	503,623
Policy loans	389,979	381,221	387,170
Other investment income	137,191	105,655	48,822
Total investment income	3,109,276	3,474,708	3,754,258
Less investment expenses	206,086	185,516	232,705
Less interest expenses	48,643	29,283	29,752
Net investment income	$2,854,547	$3,259,909	$3,491,801
During 2023, the Company sold, redeemed, or otherwise disposed of 13 securities due to the exercise of a callable or tender offer feature, generating investment income of $2.0 million as a result of the associated prepayment penalty and/or acceleration fee. During 2022, the Company sold, redeemed, or otherwise disposed of 28 securities due to the exercise of a callable or tender offer feature, generating investment income of $12.1 million as a result of the associated prepayment penalty and/or acceleration fee. During 2021, the Company sold, redeemed, or otherwise disposed of 80 securities due to the exercise of a callable or tender offer feature, generating investment income of $43.2 million as a result of the associated prepayment penalty and/or acceleration fee.

Note 7 - Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance or modified coinsurance basis. The Company regularly monitors the financial strength rating of its reinsurers.

During the first quarter of 2024, Jackson entered into a 100% coinsurance funds withheld reinsurance transaction with Brooke Re, a Michigan captive insurer regulated by the Michigan Department of Insurance and Financial Services created in the first quarter of 2024 for the express purpose of serving as the counterparty to this new reinsurance transaction. All economics of the reinsurance transaction are effective as of January 1, 2024. The reinsurance transaction provides for the cession from Jackson to Brooke Re of liabilities associated with certain guaranteed benefit under our variable annuity contracts and similar products of Jackson, both in-force on the effective date of the reinsurance agreement and written in the future (i.e., on a “flow” basis) as well as related future fees, claims and other benefits, and maintenance expenses in exchange for a ceding commission for the in-force business. Brooke Re paid a ceding commission of approximately $1.2 billion to Jackson in connection with the execution of the reinsurance transaction. Jackson retains the variable annuity base contract, the annuity contract administration of the ceded business, and responsibility for investment management of the assets in the funds withheld account supporting the ceded liabilities. The reinsurance transaction allows us to mitigate the impact of the cash surrender value floor on Jackson’s total adjusted capital, statutory required capital, and risk-based capital ratio, as well as to allow for more efficient economic hedging of the underlying risks of Jackson’s business. This outcome will serve the interests of policyholders by protecting statutory capital through avoidance of non-economic hedging costs. Overall, this allows us to optimize our hedging, stabilize capital generation, and produce more predictable financial results going forward.

The Company entered into a funds withheld coinsurance agreement with Athene Life Re Ltd. effective June 1, 2020 to reinsure on a 100% quota share basis, a block of Jackson's in-force fixed and fixed index annuity product liabilities in exchange for a $1,231.1 million ceding commission. The $1,016.3 million ceding commission, net of tax, was reported direct to surplus and will be amortized into income over the life of the business. In addition, $59.6 million of the IMR reserve was released from the IMR reserve and transferred to Athene under the reinsurance arrangement. The release of the reserve was recorded in income. In September 2021, the post closing settlement resulted in ceded premium of $6.3 million and a $28.5 million decrease in ceding commission.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Pursuant to the Athene reinsurance agreement, the Company holds certain assets, primarily debt securities and mortgage loans, as collateral. This collateral is reported as funds held under coinsurance on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

To further support its obligations under the reinsurance agreements, Athene procured $1.2 billion in letters of credit for Jackson’s benefit and established a trust account for Jackson’s benefit, which had a book value of approximately $82.6 million and $212.8 million as of December 31, 2023 and 2022, respectively.

On May 29, 2019, the Michigan Department of Insurance and Financial Services revoked the status of an accredited reinsurer in Michigan. As of December 31, 2022, a liability for reinsurance in unauthorized companies of $33.1 million was established for the ceded reserve. In July 2023, the reinsurer was ordered into liquidation. During the fourth quarter of 2023, the liability for reinsurance in authorized companies was recognized as a loss, with no impact to capital and surplus.

The Company has agreements with John Hancock Life Insurance Company ("John Hancock") and John Hancock Life Insurance Company of New York (“John Hancock New York”) to reinsure Group Payout Annuities. On December 31, 2023 and 2022, the Company included $230.1 million and $512.8 million, respectively, of miscellaneous group annuity reserves initially established by John Hancock and John Hancock New York. The additional reserves are in excess of those required under minimum statutory standards.

In 2016, the Company executed a reserve financing transaction with Squire Re II. At December 31, 2023 and 2022, the Company ceded $376.5 million, $445.7 million, respectively, of level premium term reserves under a funds withheld 100% coinsurance treaty. The Company holds certain assets, primarily debt securities, as collateral. This collateral is reported as funds held under coinsurance on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income and with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

The Company assumes 90% of the risk associated with the variable annuities from its subsidiary, Jackson New York, on a coinsurance/modified coinsurance basis. Premiums assumed from Jackson New York were $716.1 million, $980.1 million, and $1,320.3 million in 2023, 2022, and 2021, respectively. At December 31, 2023 and 2022, the liability for the reserves assumed from Jackson New York totaled $1,250.6 million and $1,389.6 million, respectively.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

The Company has three retro treaties with Swiss Reinsurance Company Ltd. ("Swiss Re"). Pursuant to these retro treaties, the Company ceded to Swiss Re on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and debt securities, as collateral. This collateral is reported as funds held under reinsurance treaties with unauthorized reinsurers on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

At December 31, 2023 and 2022, assets of $1,216.2 million and $1,265.0 million, respectively, were held in trust pursuant to the 100% coinsurance transactions with Swiss Re.

As the previously mentioned reinsurance transactions resulted in gains and were comprised of contracts inforce at the date of the transaction, the net, after tax, impact of the transactions was excluded from net income and recorded directly to surplus, and will be amortized into income as earnings emerge from the business reinsured.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
The effect of reinsurance on premiums and benefits was as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Direct premiums and annuity considerations	$12,645,332	$15,406,040	$18,799,480
Reinsurance assumed	819,805	1,096,807	1,446,936
Reinsurance ceded	(237,559)	(298,198)	(401,115)
Total premiums and annuity considerations	$13,227,578	$16,204,649	$19,845,301

Direct benefits to policyholders and beneficiaries	$22,002,447	$18,487,705	$22,292,257
Reinsurance assumed	1,082,026	1,173,141	1,161,442
Reinsurance ceded	1,249,948	1,553,035	1,558,064
Total benefits to policyholders and beneficiaries	$24,334,421	$21,213,881	$25,011,763

Policy reserves and liabilities are stated net of reinsurance ceded to other companies. At December 31, 2023 and 2022, reserves ceded were $24.4 billion and $28.1 billion, respectively, which included reserves ceded to Brooke Life of $24.0 million and $26.0 million, respectively, and also included reserves ceded to Squire Re II of $376.5 million and $445.7 million, respectively.

Note 8 - Federal Income Taxes

The Company is subject to federal income taxation as a life insurance company and files a consolidated federal income tax return with Brooke Life, Jackson New York, and Squire Re II. The Company has entered into written tax sharing agreements that are based on separate return calculations with benefits for credits and losses. The Company's portion of any Corporate Alternative Minimum Tax (“CAMT”) incurred or the benefit from CAMT credits is based on its share of the impact of CAMT for the consolidated group.

The Company is no longer subject to U.S. federal tax examinations by tax authorities for years prior to 2019. Tax years from 2019 to 2023 remain open under the statute of limitations.

Inflation Reduction Act
The Inflation Reduction Act (“IRA”), enacted on August 16, 2022, includes the CAMT, which was effective January 1, 2023. The Company is an applicable reporting entity that is part of a controlled group of corporations that is subject to the CAMT in 2023. At December 31, 2023 and 2022, the CAMT current tax was $163.0 million and nil, respectively. At December 31, 2023 and 2022, the CAMT reduced net capital and surplus by $187 million and nil, respectively. The CAMT was not applicable to the year ended December 31, 2021.

Net Deferred Tax Asset
The components of the net DTA at December 31 are as follows (in thousands):

	December 31, 2023			December 31, 2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Total gross DTA	$2,553,775	$62,035	$2,615,810	$1,995,078	$99,786	$2,094,864	$558,697	$(37,751)	$520,946
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTA	2,553,775	62,035	2,615,810	1,995,078	99,786	2,094,864	558,697	(37,751)	520,946
DTA nonadmitted	1,856,172	—	1,856,172	1,079,931	—	1,079,931	776,241	—	776,241
Subtotal net admitted DTA	697,603	62,035	759,638	915,147	99,786	1,014,933	(217,544)	(37,751)	(255,295)
Deferred tax liabilities	(42,745)	(109,951)	(152,696)	(40,711)	(193,132)	(233,843)	(2,034)	83,181	81,147

Net admitted DTA	$654,858	$(47,916)	$606,942	$874,436	$(93,346)	$781,090	$(219,578)	$45,430	$(174,148)

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Admission calculation components for SSAP No. 101 are as follows (in thousands):

		December 31, 2023			December 31, 2022			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)	Federal income taxes
	Paid in prior years
	recoverable through
	loss carrybacks	$—	$476	$476	$—	$166	$166	$—	$310	$310
(b)	Adjusted gross DTA
	Expected to be realized
	after application of the
	threshold limitation
	(Lesser of (b)1 or
	(b)2 below)	606,466	—	606,466	780,924	—	780,924	(174,458)	—	(174,458)
	1. Adjusted gross DTA
	Expected to be realized
	following the balance
	sheet date			1,868,854			1,503,003			365,851
	2. Adjusted gross DTA
	Allowed per limitation
	threshold			606,466			780,924			(174,458)
(c)	Adjusted gross DTA
	(Excluding the amount of
	DTA from (a) and (b)
	above) offset by
	gross DTL	91,137	61,559	152,696	134,223	99,620	233,843	(43,086)	(38,061)	(81,147)
(d)	DTA admitted as the
	result of application of
	SSAP No. 101	$697,603	$62,035	$759,638	$915,147	$99,786	$1,014,933	$(217,544)	$(37,751)	$(255,295)

	2023	2022
Ratio Percentage Used to Determine Recovery
Period and Threshold Limitation Amount	1,102.0%	965.8%

Amount of Adjusted Capital and Surplus Used to
Determine Recovery Period and Threshold
Limitation Amount (in thousands)	$4,043,109	$5,206,164

The impact of tax planning strategies was as follows (in thousands):

	December 31, 2023		December 31, 2022		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of Adjusted Gross DTA and
Net Admitted DTA, by tax character as a percentage
1. Adjusted gross DTAs	$2,553,775	$62,035	$1,995,078	$99,786	$558,697	$(37,751)
2. Percentage of adjusted gross DTAs by
by tax character attributable to
the impact of tax planning
strategies	0%	0%	0%	0%	0%	0%
3. Net admitted adjusted gross DTAs	$697,603	$62,035	$915,147	$99,786	$(217,544)	$(37,751)
4. Percentage of net admitted adjusted
gross DTAs by tax character
admitted because of the impact
of tax planning strategies	0%	0%	0%	0%	0%	0%

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
At December 31, 2023 and December 31, 2022, the Company did not consider tax planning strategies for the determination of the amount of adjusted gross CAMT credit DTA. At December 31, 2023 and December 31, 2022, the consideration of tax planning strategies did not impact the determination of the amount of admitted CAMT credit DTA.

The Company's tax planning strategies do not include the use of reinsurance.

The main components of the deferred tax assets and liabilities are as follows (in thousands):

	2023	2022	Change
Deferred tax assets resulting from book/tax differences in:
Ordinary:
Deferred acquisition costs	$191,494	$202,018	$(10,524)
Insurance reserves	207,853	276,299	(68,446)
Investments	863,269	773,792	89,477
Employee benefits	111,921	128,826	(16,905)
Deferred and uncollected premium	1,562	1,889	(327)
Net operating loss carryforward	863,316	527,316	336,000
Tax credit carryforward	274,165	43,043	231,122
Other	40,195	41,895	(1,700)
Total ordinary gross & adjusted
gross deferred tax assets	2,553,775	1,995,078	558,697
Deferred tax assets nonadmitted	(1,856,172)	(1,079,931)	(776,241)
Admitted ordinary gross deferred
tax assets per NAIC SAP	697,603	915,147	(217,544)

Capital:
Investments	27,422	37,470	(10,048)
Unrealized capital losses	34,613	62,316	(27,703)
Total capital gross & adjusted
gross deferred tax assets	62,035	99,786	(37,751)
Deferred tax assets nonadmitted	—	—	—
Admitted capital gross deferred
tax assets per NAIC SAP	62,035	99,786	(37,751)
Total admitted deferred tax assets	$759,638	$1,014,933	$(255,295)

Deferred tax liabilities resulting from book/tax differences in:
Ordinary:
Investments	$14,937	$9,754	$5,183
Fixed assets	12,151	11,309	842
Insurance reserves	6,947	10,420	(3,473)
Due and deferred premium	8,705	9,227	(522)
Other	5	1	4
Total ordinary deferred tax liabilities	42,745	40,711	2,034
Total capital deferred tax liabilities	109,951	193,132	(83,181)
Total deferred tax liabilities	152,696	233,843	(81,147)

Total net admitted deferred tax asset	$606,942	$781,090	$(174,148)

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
The application of SSAP No. 101, requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although the realization is not assured, management believes it is more likely than not that the deferred tax assets under the regular tax system or for the CAMT credit deferred tax assets will be realized. The Company has not recorded a valuation allowance against deferred tax assets under the regular tax system or for the CAMT credit deferred tax assets as of December 31, 2023 and December 31, 2022. All reporting entities of the controlled group have made an accounting policy election to disregard the effect of the CAMT system in determining the valuation allowance for deferred tax assets under the regular tax system. There were no material modifications to the methodology used to project CAMT.

The change in the net deferred income taxes is comprised of the following (this analysis is exclusive of the non-admitted DTAs as the Change in Non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the Statutory Statements of Capital and Surplus) (in thousands):

	2023	2022	Change

Total deferred tax assets	$2,615,810	$2,094,864	$520,946
Total deferred tax liabilities	(152,696)	(233,843)	81,147
Net deferred tax assets/liabilities	2,463,114	1,861,021	602,093
Tax effect of unrealized gains	(530,763)	(326,697)	(204,066)
Change in net deferred income tax	$1,932,351	$1,534,324	$398,027

There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable. There are no unrecognized deferred tax liabilities in foreign subsidiaries and foreign corporate joint ventures that are permanent in duration.

Taxes Incurred
Current income taxes incurred consist of the following major components (in thousands):

	2023	2022	2021
Operations
Federal taxes from operations	$960,869	$73,645	$959,485
Foreign tax expense	—	—	—
Subtotal	960,869	73,645	959,485
Federal tax benefit on capital losses	(850,652)	(140,453)	(976,002)
Utilization of operating loss carryforwards	—	—	—
Other	(3,399)	22,616	(75,695)
Total federal current taxes incurred	$106,818	$(44,192)	$(92,212)

Federal current taxes incurred are reflected in the accompanying statements as follows (in thousands):

	2023	2022	2021
Federal taxes incurred	$966,356	$96,261	$883,790
Capital gains tax, excluding IMR taxes	(545,555)	(69,775)	(1,008,921)
Taxes transferred to IMR	(342,797)	(68,678)	135,159
Taxes on liability gains released from the IMR	28,814	(2,000)	(102,240)
Total federal current taxes incurred	$106,818	$(44,192)	$(92,212)

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
A reconciliation of the more significant permanent book to tax differences and the related tax effects (at a 21% statutory rate) is as follows (in thousands):

	2023		2022		2021
Income before taxes	$(1,220,210)		$3,353,705		$120,414

Income taxes at statutory rate	(256,244)	21%	704,278	21%	25,287	21%
Dividends received deduction	(123,641)	10%	(131,507)	(4)%	(135,678)	(113)%
Effect of tax sharing agreement	—	—%	—	—%	(9,162)	(8)%
Interest maintenance reserve	153,867	(13)%	(22,744)	(1)%	(38,266)	(32)%
Amortization of value of business acquired and goodwill	—	—%	6,878	—%	10,317	9%
Tax credits	(44,668)	4%	(22,990)	(1)%	(43,148)	(36)%
Gain on reinsurance of inforce business	(25,157)	2%	(51,969)	(2)%	(36,585)	(30)%
Net IRS audit interest	—	—%	—	—%	(19,126)	(16)%
Other	4,633	—%	3,412	—%	6,098	5%
Taxable income and current tax on operations	$(291,210)	24%	$485,358	14%	$(240,263)	(200)%

Federal and foreign taxes incurred	$966,356		$96,261		$883,790
Tax on capital losses	(859,539)		(140,453)		(976,002)
Change in net deferred taxes	(398,027)		529,550		(148,051)
Total statutory taxes	$(291,210)		$485,358		$(240,263)

At December 31, 2023, the Company had ordinary loss carryforwards of $4.0 billion which may be carried forward indefinitely and used to offset up to 80% of taxable income in future periods and $137.0 million of ordinary loss carryforwards limited pursuant to section 382 that will begin to expire beginning in 2026.

Loss carryforwards (in thousands):

Tax Year Generated	Amount of Carryforward
2012	$137,020
2021	1,201,272
2022	1,160,449
2023	1,612,287
Total	$4,111,028

There are no capital loss carryforwards available. The Company had a foreign tax credit carryforward in the amount of $104.4 million originating from 2022 and 2023 which expire as follows: 2032: $52.2 million; 2033: $52.2 million. The Company had a general business tax credit carryforward in the amount of $573 thousand originating from 2022 and 2023 which expires as follows: 2042: $423 thousand; 2043: $150 thousand.

The Company has no capital gains taxes paid in prior years that is available for recoupment.

The Company has no deposits under Internal Revenue Code Section 6603.

The Company does not owe any Repatriation Transition Tax ("RTT") and has made no payment or expect to make any future payments to satisfy the RTT liability.

The Company does not believe that it is reasonably possible that the liability related to any federal or foreign tax loss contingencies will significantly increase within the next 12 months.

At December 31, 2023 and 2022, the Company had alternative minimum tax credit deferred tax assets of $169.2 million and $6.2 million, respectively. As of December 31, 2023, the $169.2 million, consisting of $163.0 million originating from the 2023 tax year, and $6.2 million from prior tax years that is limited pursuant to section 383, may be carried forward indefinitely. At December 31, 2023 and 2022, the Company's net admitted DTAs were limited by 15% of adjusted capital and surplus.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Note 9 - Capital, Surplus and Dividend Restrictions

Under the Michigan Insurance Code of 1956, Jackson must notify the Michigan Director of Insurance prior to payment of any dividend. Ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus). At December 31, 2023, Jackson had no adjusted surplus. Ordinary dividends in any twelve month period are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31. The Michigan Director of Insurance may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend. The maximum dividend that can be paid to Brooke Life in 2024, subject to the availability of earned surplus, with approval of the director is approximately $463.9 million.

During 2023, the Company remitted a $450.0 million ordinary dividend and a $150.0 million return of capital to Brooke Life.

During 2022, the Company remitted a $600.0 million return of capital to Brooke Life.

During 2021, the Company received a capital contribution of $1.4 billion from Brooke Life.

During 2023, changes in the balance of special surplus funds from the prior year are due to the admittance of net negative (disallowed) IMR of $253.0 million.

The NAIC has developed certain RBC requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC, to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“company action level RBC”). At December 31, 2023, 2022, and 2021 the Company’s TAC remained well in excess of the company action level RBC.

Note 10 - Debt

Surplus Notes
Under Michigan insurance law, the surplus notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Michigan Director of Insurance and only out of surplus earnings which the director determines to be available for such payments under Michigan insurance law.

On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933 as amended, underwritten by a syndicate that included Goldman Sachs & Co., and Morgan Stanley & Co., and are administered by Citibank, N.A. as fiscal agent. The surplus notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims may not be redeemed at the option of the Company or any holder prior to maturity. Upon approval from DIFS, interest is payable semi-annually on March 15th and September 15th of each year. Interest paid on surplus notes was $20.4 million in 2023, 2022, and 2021, respectively.
As of December 31, 2023, life to date interest expense on surplus notes were $534.1 million.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight-line basis over the loan term. The weighted average interest rate on these loans was 5.12% in 2023 and 1.71% in 2022. The outstanding balance on these loans was $57.2 million and $62.2 million at December 31, 2023 and 2022, respectively. During 2023, 2022, and 2021, interest expense for these loans totaled $2.9 million, $0.9 million, and $0.1 million, respectively. At December 31, 2023 and 2022, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $89.5 million and $95.7 million, respectively.
Federal Home Loan Bank Advances
The Company entered into an advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances averaged $373.1 million during 2023, with a weighted average interest rate of 5.15%. Advances of $250.2 million and nil were outstanding at December 31, 2023 and 2022, respectively, and were recorded in other liabilities. The Company paid interest of $6.6 million, $0.1 million, $0.2 million on such advances in 2023, 2022, and 2021, respectively. The largest outstanding balance at any month end during 2023 was $650.1 million.

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are bilateral and accounted for as financing transactions, with the assets and associated liabilities included in the balance sheet.

The maturity time for borrowings are as follows (in thousands):

	2023	2022
Maximum Amount:
Overnight	$915,058	$1,080,027
2 Days to 1 Week	1,690,301	625,504
>1 Week to 1 Month	1,561,085	1,011,762

Ending Balance:
Overnight	$—	$—
2 Days to 1 Week	—	—
>1 Week to 1 Month	—	1,011,762

Short-term borrowings under such agreements averaged $969.8 million and $310.8 million during 2023 and 2022, respectively, with weighted average interest rates of 4.59% in 2023 and 2.54% in 2022. The highest level of short-term borrowings at any month end was $1,660.0 million in 2023 and $1,011.8 million in 2022. At December 31, 2023 and 2022, the outstanding repurchase agreement balance was nil and $1,011.8 million, respectively, collateralized with U.S. Treasury notes and maturing within 30 days, and was included within repurchase agreements in the balance sheet. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral.

Collateral received on secured borrowings are as follows (in thousands):

	2023	2022
Maximum Amount:
Cash	$2,243,022	$1,333,772
Securities (FV)	—	—

Ending Balance:
Cash	$—	$1,011,762
Securities (FV)	—	—

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
The liability to return collateral on secured borrowings are as follows (in thousands):

	2023	2022
Maximum Amount:
Cash (Collateral - All)	$2,243,022	$1,333,772
Securities Collateral (FV)	—	—

Ending Balance:
Cash (Collateral - All)	$—	$1,011,762
Securities Collateral (FV)	—	—

Interest paid totaled $49.1 million, $7.9 million, $1.1 million in 2023, 2022, and 2021, respectively.

Note 11 - Life and Annuity Reserves

The Company waives deductions of deferred fractional premiums upon death of the insured and returns premiums paid and due beyond the date of death. A reserve is held where a surrender value is promised in excess of the minimum required basic reserves.

At December 31, 2023 and 2022, 90% and 87%, respectively, of annuity reserves and deposit liabilities were subject to surrender charges of at least 5% or at market value in the event of discretionary withdrawal by policyholders.

For policies issued on substandard lives, either the gross premiums are calculated on a rated age basis, or an extra premium is charged in addition to the standard premium at the true issue age. Mean reserves are calculated as the regular mean reserve for the plan at the rated age, the regular mean reserve for the plan at the true issue age plus one-half of the extra premium charged, or a substandard reserve based on the appropriate multiple of the standard.

The Company had insurance in force, for which the gross premiums are less than the net premiums of approximately $11.1 billion and $14.6 billion, at December 31, 2023 and 2022, respectively, according to the valuation standard set by the state of Michigan.

The Company’s incurred but not reported claim provision is based on the Company’s historical experience. The provision was $117.9 million and $118.0 million at December 31, 2023 and 2022, respectively.

The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities and life). The Company issues registered index-linked annuity contracts through its separate accounts for which investment risk is borne by the Company. The Company also issues variable and registered index-linked annuity contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit (“GMDB”)), at annuitization (guaranteed minimum income benefit (“GMIB”)), or upon depletion of funds (guaranteed minimum withdrawal benefits (“GMWB”)).

GMIB benefits are reinsured, subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. Reinsurance credits of $1.1 million and $20.4 million were taken in 2023 and 2022, respectively. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Account balances of contracts were invested in variable separate accounts as follows (in millions):

	December 31,
	2023	2022
Fund type:
Equity	$142,464	$122,744
Bond	18,385	17,775
Balanced	40,055	38,177
Money market	2,606	2,911
Total	$203,510	$181,607

Reserves for registered index-linked and variable annuities and associated guarantees are calculated using Actuarial Guideline 43 and VM-21. Required reserves associated with guaranteed benefits were $17.4 million and $209.8 million at December 31, 2023 and 2022, respectively.

Analysis of annuity reserves and deposit type contract liabilities by withdrawal characteristics is as follows (in thousands):

	December 31, 2023
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$1,986,003	$210,279	$—	$2,196,282	1.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	4,823,408	4,629,816	—	9,453,224	4.4%
At fair value	—	—	179,151,105	179,151,105	84.3%
At book value without market value
adjustment and with current
surrender charge less than 5%	20,049,698	—	—	20,049,698	9.4%
Total subject to discretionary withdrawal	26,859,109	4,840,095	179,151,105	210,850,309	99.2%
Not subject to discretionary withdrawal	1,472,714	—	185,385	1,658,099	0.8%
Total gross	28,331,823	4,840,095	179,336,490	212,508,408	100.0%
Reinsurance ceded	17,129,925	—	—	17,129,925
Total, net of reinsurance	$11,201,898	$4,840,095	$179,336,490	$195,378,483

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

	December 31, 2022
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$2,561,508	$91,139	$—	$2,652,647	1.4%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	6,054,138	1,623,150	—	7,677,288	4.0%
At fair value	—	—	158,246,819	158,246,819	82.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	22,823,051	—	—	22,823,051	11.8%
Total subject to discretionary withdrawal	31,438,697	1,714,289	158,246,819	191,399,805	99.2%
Not subject to discretionary withdrawal	1,468,023	—	158,571	1,626,594	0.8%
Total gross	32,906,720	1,714,289	158,405,390	193,026,399	100.0%
Reinsurance ceded	20,288,936	—	—	20,288,936
Total, net of reinsurance	$12,617,784	$1,714,289	$158,405,390	$172,737,463

	December 31, 2023
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$167,459	$1,994	$—	$169,453	0.7%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	35,445	—	—	35,445	0.1%
At fair value	—	—	19,908,315	19,908,315	77.8%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,898,103	190	—	1,898,293	7.4%
Total subject to discretionary withdrawal	2,101,007	2,184	19,908,315	22,011,506	86.0%
Not subject to discretionary withdrawal	3,562,320	—	22,235	3,584,555	14.0%
Total gross	5,663,327	2,184	19,930,550	25,596,061	100.0%
Reinsurance ceded	1,413,260	—	—	1,413,260
Total, net of reinsurance	$4,250,067	$2,184	$19,930,550	$24,182,801

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

	December 31, 2022
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$233,246	$2,095	$—	$235,341	0.9%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	84,508	—	—	84,508	0.3%
At fair value	—	—	18,685,370	18,685,370	74.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	2,265,549	—	—	2,265,549	9.0%
Total subject to discretionary withdrawal	2,583,303	2,095	18,685,370	21,270,768	85.0%
Not subject to discretionary withdrawal	3,753,770	189	13,536	3,767,495	15.0%
Total gross	6,337,073	2,284	18,698,906	25,038,263	100.0%
Reinsurance ceded	1,749,295	—	—	1,749,295
Total, net of reinsurance	$4,587,778	$2,284	$18,698,906	$23,288,968

	December 31, 2023
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	79,570	79,570	0.9%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,454,272	—	—	1,454,272	15.9%
Total subject to discretionary withdrawal	1,454,272	—	79,570	1,533,842	16.8%
Not subject to discretionary withdrawal	7,596,763	—	—	7,596,763	83.2%
Total gross	9,051,035	—	79,570	9,130,605	100.0%
Reinsurance ceded	39,303	—	—	39,303
Total, net of reinsurance	$9,011,732	$—	$79,570	$9,091,302

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

	December 31, 2022
		Guaranteed	Nonguaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	60,740	60,740	0.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,479,384	—	—	1,479,384	15.1%
Total subject to discretionary withdrawal	1,479,384	—	60,740	1,540,124	15.7%
Not subject to discretionary withdrawal	8,251,489	—	—	8,251,489	84.3%
Total gross	9,730,873	—	60,740	9,791,613	100.0%
Reinsurance ceded	39,157	—	—	39,157
Total, net of reinsurance	$9,691,716	$—	$60,740	$9,752,456
Analysis of life reserves by withdrawal characteristics is as follows (in thousands):

	December 31, 2023
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$123,657	$559,111
Universal Life	7,934,886	8,267,711	8,724,048
Universal Life with Secondary Guarantees	1,203,614	1,160,024	1,624,975
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	2,675,469	2,847,432
Variable Life	—	—	—
Variable Universal Life	18,183	18,182	18,495
Miscellaneous Reserves	67,249	71,411	89,950
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX	XXX	1,018,589
Accidental Death Benefits	XXX	XXX	9,222
Disability - Active Lives	XXX	XXX	10,600
Disability - Disabled Lives	XXX	XXX	186,011
Miscellaneous Reserves	XXX	XXX	415,411
Total (gross: direct + assumed)	9,223,932	12,316,454	15,503,844
Reinsurance Ceded	4,031,317	4,390,186	5,704,935
Total (net)	$5,192,615	$7,926,268	$9,798,909

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

December 31, 2023
	Separate Account -Guaranteed				Separate Account - Nonguaranteed
	Account Value		Cash Value	Reserve	Account Value		Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—		$—	$—	$—		$—	$—
Universal Life	—		—	—	—		—	—
Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Universal Life	—		—	—	—		—	—
Indexed Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Life	—		—	—	—		—	—
Other Permanent Cash Value Life Insurance	—		—	—	—		—	—
Variable Life	—		—	—	—		—	—
Variable Universal Life	291		291	291	103,148		103,171	103,501
Miscellaneous Reserves	—		—	—	—		—	—
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX		XXX	—	XXX		XXX	—
Accidental Death Benefits	XXX	$—	XXX	—	XXX	—	XXX	—
Disability - Active Lives	XXX		XXX	—	XXX		XXX	—
Disability - Disabled Lives	XXX		XXX	—	XXX		XXX	—
Miscellaneous Reserves	XXX		XXX	—	XXX		XXX	—
Total (gross: direct + assumed)	291		291	291	103,148		103,171	103,501
Reinsurance Ceded	—		—	—	—		—	—
Total (net)	$291		$291	$291	$103,148		$103,171	$103,501

	December 31, 2022
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$177,720	$629,291
Universal Life	8,047,633	8,365,526	8,883,419
Universal Life with Secondary Guarantees	1,245,130	1,197,565	1,643,288
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	2,739,639	2,965,395
Variable Life	—	—	—
Variable Universal Life	17,439	17,438	17,439
Miscellaneous Reserves	70,776	75,575	305,768
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX	XXX	1,119,107
Accidental Death Benefits	XXX	XXX	9,763
Disability - Active Lives	XXX	XXX	12,187
Disability - Disabled Lives	XXX	XXX	193,798
Miscellaneous Reserves	XXX	XXX	704,532
Total (gross: direct + assumed)	9,380,978	12,573,463	16,483,987
Reinsurance Ceded	4,032,764	4,449,637	5,910,056
Total (net)	$5,348,214	$8,123,826	$10,573,931

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

December 31, 2022
	Separate Account - Guaranteed				Separate Account - Nonguaranteed
	Account Value		Cash Value	Reserve	Account Value		Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—		$—	$—	$—		$—	$—
Universal Life	—		—	—	—		—	—
Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Universal Life	—		—	—	—		—	—
Indexed Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Life	—		—	—	—		—	—
Other Permanent Cash Value Life Insurance	—		—	—	—		—	—
Variable Life	—		—	—	—		—	—
Variable Universal Life	285		285	285	93,133		93,149	93,293
Miscellaneous Reserves	—		—	—	—		—	—
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX		XXX	—	XXX		XXX	—
Accidental Death Benefits	XXX	0	XXX	—	XXX	0	XXX	—
Disability - Active Lives	XXX		XXX	—	XXX		XXX	—
Disability - Disabled Lives	XXX		XXX	—	XXX		XXX	—
Miscellaneous Reserves	XXX		XXX	—	XXX		XXX	—
Total (gross: direct + assumed)	285		285	285	93,133		93,149	93,293
Reinsurance Ceded	—		—	—	—		—	—
Total (net)	$285		$285	$285	$93,133		$93,149	$93,293

Universal Life Insurance Secondary Guarantees
The Company previously issued universal life contracts with secondary guarantees, also called “no-lapse” guarantees. No-lapse guarantees are offered in the form of minimum premium guarantees or no-lapse account values. Reserves are calculated according to the Standard Valuation Law, Universal Life Insurance Model Regulation, Valuation of Life Insurance Policies Model Regulation, and Actuarial Guideline 38. Reserve balances were $936.6 million and $928.8 million at December 31, 2023 and 2022, respectively.

Reserves for variable universal life contracts are calculated according to the Standard Valuation Law, Universal Life Insurance Model Regulation, Variable Life Insurance Model Regulation and Actuarial Guideline 37. Reserve balances were $118.5 million and $106.0 million at December 31, 2023 and 2022, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Fixed Interest Rate Annuity
At December 31, 2023 and 2022, approximately 92% and 93%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2023
Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	0.9	—	—	—	0.9
>2.50%	7,058.4	—	—	18.4	7,076.8
Total	$7,059.3	$—	$—	$18.4	$7,077.7

Fixed Annuities + Closed Block Annuities
0.0%-1.50%	$11.1	$46.8	$55.5	$—	$113.4
1.51%-2.50%	0.4	0.1	0.7	11.7	12.9
>2.50%	1,236.9	168.6	23.2	273.1	1,701.8
Total	$1,248.4	$215.5	$79.4	$284.8	$1,828.1

Fixed Indexed Annuities
0.0%-1.50%	$4.2	$9.1	$3.0	$43.4	$59.7
1.51%-2.50%	—	0.4	0.2	—	0.6
>2.50%	20.9	0.1	61.5	9.8	92.3
Total	$25.1	$9.6	$64.7	$53.2	$152.6

RILA
0.0%-1.50%	$6.9	$—	$3.9	$0.7	$11.5
1.51%-2.50%	—	—	—	—	—
>2.50%	39.1	11.9	—	—	51.0
Total	$46.0	$11.9	$3.9	$0.7	$62.5

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

	2022
Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$5,717.4	$16.0	$1.1	$71.7	$5,806.2
1.51%-2.50%	1.6	—	—	—	1.6
>2.50%	2,978.2	—	—	0.1	2,978.3
Total	$8,697.2	$16.0	$1.1	$71.8	$8,786.1

Fixed Annuities + Closed Block Annuities
0.0%-1.50%	$11.9	$63.5	$77.9	$—	$153.3
1.51%-2.50%	0.6	0.2	0.8	10.2	11.8
>2.50%	1,131.0	159.0	364.9	—	1,654.9
Total	$1,143.5	$222.7	$443.6	$10.2	$1,820.0

Fixed Indexed Annuities
0.0%-1.50%	$6.4	$17.0	$5.4	$39.8	$68.6
1.51%-2.50%	—	0.3	0.1	—	0.4
>2.50%	23.9	—	—	—	23.9
Total	$30.3	$17.3	$5.5	$39.8	$92.9

RILA
0.0%-1.50%	$9.9	$—	$6.8	$—	$16.7
1.51%-2.50%	—	—	—	—	—
>2.50%	—	—	—	—	—
Total	$9.9	$—	$6.8	$—	$16.7
Deferred Premiums and Considerations
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2023 were as follows (in thousands):

Type	Gross	Net of Loading
Industrial	$4	$2
Ordinary new business	129,371	129,219
Ordinary renewal	77,812	70,544
Group Life	3,339	3,320
Totals	$210,526	$203,084

Note 12 – Separate Accounts

Reserves of the non-guaranteed separate accounts are subject to discretionary withdrawal at fair value. Reserves for minimum guaranteed death benefits on variable life, variable annuity, and registered index-linked annuity contracts, as well as minimum guaranteed living benefits on variable annuity contracts, are held in the general account. Assets of the insulated separate accounts are carried at fair value. All assets of the non-insulated separate accounts are carried at book value.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
A reconciliation of net transfers to separate accounts for the years ended December 31, 2023, 2022, and 2021 is as follows (in thousands):

	2023	2022	2021
Transfers as reported in the Summary of Operations of the Separate
Accounts Statement:
Transfers to separate accounts	$12,322,649	$12,457,523	$16,765,050
Transfers from separate accounts	15,763,006	13,167,324	17,459,230
Net transfers from separate accounts	(3,440,357)	(709,801)	(694,180)
Reconciling adjustments:
Benefit (guaranteed minimum income/withdrawal) and other fees	(2,625,142)	(2,552,656)	(2,300,771)
Other	(448,555)	(233,232)	68,095
Transfers as reported in the accompanying Statements of Operations	$(6,514,054)	$(3,495,689)	$(2,926,856)

For the insulated separate account, the difference between the CARVM reserve and the fair value of assets is recognized as an expense allowance in the general account. The CARVM allowance reduced the general account liability by $4.3 billion and $4.7 billion, for December 31, 2023 and 2022, respectively.

The amount of risk charges paid by the separate account to the general account for the past five years as compensation for the risk taken by the general account are as follows (in millions):

Year	Amount
2023	$2,946
2022	2,901
2021	2,693
2020	2,369
2019	2,248

Premiums, considerations or deposits totaled $10.7 billion, $13.2 billion, $16.5 billion for 2023, 2022, and 2021, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Premiums, considerations, or deposits of separate accounts for 2023 are as follows (in thousands):

Nonindexed
	Guarantee	Nonindexed	Nonguaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2023	$2,803,576	$—	$7,910,010	$10,713,586

Reserves in the separate accounts totaled $204.3 billion and $178.9 billion at December 31, 2023 and 2022, respectively.

Withdrawal characteristics of separate account reserves for 2023 are as follows (in thousands):

	Nonindexed
	Guarantee	Nonindexed	Nonguaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
For accounts with assets at:
Fair value	$3,183	$1,060	$199,450,111	$199,454,354
Amortized cost	4,838,327	—	—	4,838,327
Total reserves	$4,841,510	$1,060	$199,450,111	$204,292,681
By withdrawal characteristics:
With market value adjustment	$211,695	$1,060	$—	$212,755
At book value without market
value adjustment and with
current surrender charge of
5% or more	4,629,816	—	—	4,629,816
At fair value	$—	$—	$199,242,491	$199,242,491
At book value without market
value adjustment and with
current surrender charge less
than 5%	—	—		—
Subtotal	$4,841,510	$1,060	$199,242,491	$204,085,062
Not subject to discretionary
withdrawal	—	—	$207,620	207,620
Total	$4,841,510	$1,060	$199,450,111	$204,292,681

At December 31, 2023, reserves for asset default risk in lieu of AVR was nil.

Note 13 - Employee Retirement Plans

The Company has a defined contribution retirement plan covering substantially all associates. Effective January 1, 2020 associates are immediately eligible to participate in the Company's matching contribution. To be eligible to participate in the Company’s profit sharing contribution, an associate must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the associate must be employed on the applicable January 1 or July 1 entry date. The Company's annual profit sharing contributions, as declared by the Company's Board of Directors, are based on a percentage of eligible compensation paid to participating associates during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $18.6 million, $16.3 million, and $17.3 million in 2023, 2022, and 2021, respectively.
The Company maintains non-qualified voluntary deferred compensation plans for independent agents and certain associates of Jackson and certain affiliates. At December 31, 2023 and 2022, the liability for such plans totaled $302.1 million and $297.1 million, respectively. The Company’s expense/(benefit) related to these plans, for the change in market value of plan liabilities for participant elected deferrals, was $56.5 million, $(45.5) million, and $52.1 million in 2023, 2022, and 2021, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Note 14 – Other Related Party Transactions

The Company’s investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor. PPMA is ultimately a wholly owned subsidiary of Jackson Financial. The Company paid $53.8 million, $55.1 million, and $54.7 million to PPMA for investment advisory services in 2023, 2022, and 2021, respectively.

The Company has entered into shared services and administrative agreements with certain affiliates. Under the agreements, Jackson allocated $104.2 million, $108.0 million, and $89.5 million of certain management and administrative services expenses to affiliates in 2023, 2022, and 2021, respectively.

The Company has a Master Repurchase Agreement with Jackson Financial Inc., which allows for repurchase agreement transactions between the companies. There were no such borrowings during 2023 and 2022. There was no outstanding balance at both December 31, 2023 and 2022. Interest paid during 2023, 2022, and 2021 was nil.

The Company has an Administrative Services agreement with Jackson National Asset Management, LLC (“JNAM”). JNAM guarantees to annually pay at least 95% of its net operating earnings to Jackson as sole member of JNAM which will be payable monthly. In 2023, 2022, and 2021, the Company received membership distributions of $607.0 million, $636.0 million, and $684.2 respectively, from JNAM.

The Company provides a $100.0 million revolving credit facility to Jackson Financial, an upstream holding company. The loan was amended on December 14, 2021, is unsecured and matures in December 2026, accrues interest at Secured Overnight Financial Rate ("SOFR") plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2023 and 2022. The highest outstanding loan balance was nil at both December 31, 2023 and 2022, respectively. Interest and commitment fees totaled $100 thousand, $100 thousand, and $160 thousand during 2023, 2022, and 2021, respectively.

The Company provides a $35.0 million revolving credit facility to PPMA. The loan was amended on September 30, 2023, is unsecured, matures in September 2028, accrues interest at SOFR plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.10% per annum. At both December 31, 2023 and 2022, the outstanding balance was nil. The highest outstanding loan balance during both 2023 and 2022 was $34.0 and $20.0 million, respectively. Interest and commitment fees totaled $949 thousand, $778 thousand, and $342 thousand during 2023, 2022, and 2021, respectively.

The Company provided a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company, which terminated June 30, 2023. The loan was unsecured, accrued interest at LIBOR plus 2% per annum and had a commitment fee of 0.25% per annum. Interest and commitment fees totaled $25 thousand, $50 thousand, and $50 thousand during 2023, 2022, and 2021, respectively.

During 2023, The Company made a capital contribution of $5.0 million to National Planning Holdings, LLC ("NPH").

During 2023, 2022, and 2021, the Company recognized impairment write downs of $4.2 million, nil, and $3.9 million, respectively, on subsidiary investments.

Note 15 – Commitments and Contingent Liabilities

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers, including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2023 and 2022, Jackson recorded accruals totaling nil and $131 thousand, respectively.

The Company has provided an unlimited guarantee for the policyholder obligations of its wholly owned life insurance subsidiary, Jackson New York. The maximum potential amount of future payments cannot be estimated as Jackson New York continues to write new business. This guarantee is not expected to result in future required payments by the Company and is not considered to result in a material contingent exposure of the Company’s assets to liability because the Company and Jackson New York share the same management and Jackson New York is subject to regulatory supervision of the state of New York. Accordingly, the Company has not accrued any liability for this guarantee (exception allowed under SSAP No. 5R, paragraph 18f).

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________

The Company is a party to an Uncommitted Money Market Line Credit Agreement dated April 6, 2023 among Jackson, Jackson Financial, and Société Générale. This agreement is an uncommitted short-term cash advance facility that provides an additional form of liquidity to Jackson and to Jackson Financial. The aggregate borrowing capacity under the agreement is $500.0 million and each cash advance request must be at least $100 thousand. The interest rate is set by the lender at the time of the borrowing and is fixed for the duration of the advance. Jackson and Jackson Financial are jointly and severally liable to repay any advance under the agreement, which must be repaid prior to the last day of the quarter in which the advance was drawn.

At December 31, 2023 and 2022, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $810.8 million and $1,398.3 million, respectively, including $47.8 million and $86.3 million, respectively, to limited partnerships and limited liability companies on which the Company has recognized an impairment charge. At December 31, 2023 and 2022, the Company had funded commitments related to fixed-rate mortgage loans and other debt securities totaled $854.2 million and $1,133.1 million, respectively. Line of credits to affiliates totaled $135.0 million and $195.0 million, respectively, at December 31, 2023 and 2022.

At December 31, 2023 and 2022, the Company had pledged mortgage related securities and commercial mortgage loans with a fair value of $3.3 billion and $2.9 billion, respectively, in connection with funding agreements issued to and borrowed money from the FHLBI. Securities for which all or a portion of Jackson’s holdings have been pledged continue to be reported as invested assets.

In connection with the reinsurance treaty with Jackson New York described in Note 7, Jackson placed high quality securities with a carrying value and fair value of $1,849.9 million and $1,782.6 million, respectively, at December 31, 2023, in a trust for the benefit of Jackson New York. Securities in the trust had a carrying value and fair value at December 31, 2022 of $1,828.2 million and $1,721.3 million, respectively. The trust is required in order for Jackson New York to record a credit for the reserves ceded to Jackson. The securities are reported as invested assets.

In connection with other life business ceded to non-affiliates, Jackson placed high quality securities in a trust for the benefit of the assuming company. These securities had a carrying value and fair value of $278.9 million and $276.2 million, respectively, at December 31, 2023. These securities had a carrying value and fair value at December 31, 2022 of $289.9 million and $261.9 million, respectively. The securities are reported as invested assets.

The Company leases office space and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31, 2023, Jackson recorded a liability of $5.2 million for future lease payments. Lease expense was $39.7 million, $41.9 million, and $29.9 million in 2023, 2022, and 2021, respectively.

At December 31, 2023, future minimum payments under noncancellable operating leases were as follows (in thousands):

2024	$5,311
2025	3,653
2026	3,641
2027	1,467
2028	549
Thereafter	1,250
Total	$15,871

The Company has a separate service agreement with third party administrator to provide policyholder administrative services. The agreement, subject to certain termination provisions, have ten and twelve-year terms and expire in 2030.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Note 16 – Share-Based Compensation

Omnibus Incentive Plan

In April 2021, the Jackson Financial’s Board of Directors adopted, and Jackson Financial’s shareholders approved, the Incentive Plan. This Incentive Plan became effective following the completion of the Demerger and replaced the Prudential Share Plans. The outstanding unvested awards previously issued under the Prudential Share Plans were exchanged for equivalent awards of shares of Jackson Financial’s Class A Common Stock under the Incentive Plan, with a grant date of October 4, 2021. The performance conditions of the awards were modified to be based on U.S. GAAP based metrics, rather than International Financial Reporting Standards ("IFRS"). The incremental compensation cost resulting from the modifications will be recognized ratably over the remaining requisite service period of each award.

The Incentive Plan allows for stock-based awards including stock options, stock appreciation rights, restricted share awards, performance share awards, and deferred share units. The Incentive Plan has a ten-year term, expiring in September 2031. Jackson Financial currently has Restricted Share Unit and Performance Unit equity-based compensation awards outstanding. Dividend equivalents are generally accrued on restricted share units and performance share units outstanding as of the record date. These dividend equivalents are paid only on restricted share units and performance share units that ultimately vest. Generally, the requisite service period is the vesting period. In the case of retirement (eligibility for which is based on the associate's age and years of service as provided in the relevant award agreement), awards vest in full, but are subject to the satisfaction of any applicable performance criteria and paid in line with the original vesting date.

The Company reflects the cash settled awards of the above plan as a liability classified plan and, therefore, reports the accrued compensation expense and the value of the cash settled awards within other liabilities. At December 31, 2023 and 2022, the Company had $69.3 million and $64.4 million accrued for future payments under this plan, respectively. Jackson Financial allocates a portion of the compensation expense associated with the share-settled awards to Jackson, which the Company settles with Jackson Financial monthly, on a one-month lag.

Restricted Share Units ("RSU"s)
Jackson Financial grants RSUs to certain associates and non-employee directors. The majority of associate RSUs are expected to vest in three equal installments on the first through third anniversaries of the grant date over a 3-year service period, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial common stock at Jackson Financial’s discretion. The associate awards granted in 2021 will have a shortened, 30-month vesting period. In addition, 1 and 2-year awards were issued in connection with Jackson Financial's Demerger. RSUs have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. In lieu of cash dividend payments, the dividends on unvested RSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying RSU.

At December 31, 2023 and 2022, there were 1,658,795 and 1,712,791, respectively, non-vested RSUs, with a weighted average grant price of $36.86 and $32.76.

Performance Share Units ("PSU"s)
Jackson Financial grants PSUs to certain associates. PSU vesting is contingent on meeting a specified service requirement and the level of achievement of performance conditions. The PSU awards entitle recipients to receive, upon vesting, a number of units that ranges from 0% to 200% of the number of PSUs awarded, depending on the level of achievement of the specified performance conditions. The awards are generally expected to vest after a period of three years, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial common stock at Jackson Financial’s discretion. However, the awards granted in 2021 will have a shortened, 30-month vesting period. Award recipients have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. The dividends on unvested PSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying PSUs. The modified PSU awards retained their vesting and performance conditions, modified to be based on U.S. GAAP based metrics, rather than IFRS.

At December 31, 2023 and 2022, there were 517,050 and 1,124,372, respectively, non-vested PSUs, with a weighted average grant price of $35.27 and $28.68.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________________________________
Compensation Cost
The Company charges the fair value of the restricted share units and performance share units to expense over the requisite service period. The fair value of equity-classified RSUs and PSUs is based on the price of Jackson Financial’s common stock on the grant date. The fair value of liability-classified RSUs and PSUs is based on the price of Jackson Financial’s common stock as of the reporting date. For performance-based awards, Jackson Financial estimates the number of shares expected to vest at the end of the performance period based on the probable achievement of the performance objectives. RSUs have graded vesting features and the Company recognizes expense for those awards on a straight-line basis over the requisite service period. Jackson Financial recognizes forfeitures as they occur when recognizing share-based compensation expense.

Total compensation expense recognized under the plans was $85.1 million, $110.4 million, and $93.5 million for the years ended December 31, 2023, 2022, and 2021, respectively.

Unrecognized compensation cost for RSUs and PSUs under the Incentive Plan as of December 31, 2023, 2022, and 2021, was $39.8 million, $40.8 million, and $113.1 million respectively, with a weighted average recognition period of 1.19 years, 1.08 years, and 1.44 years.

Note 17 – Loan Backed Securities’ Other-Than-Temporary Impairments

The following table (shown in dollars) details loan-backed and structured securities with a recognized other-than-temporary impairment recorded in 2023.

1	2	3	4	5	6	7
CUSIP	Book/Adj Carrying Value Amortized cost before current period OTTI	Projected Cash Flows	Recognized other-than-temporary impairment	Amortized cost after other-than-temporary impairment	Fair Value	Financial Statement Reporting Period
05493AAQ3	14,631,000	5,901,695	8,729,305	5,901,695	5,901,695	Q1-2023
12666UAE3	1,374,910	1,333,650	41,260	1,333,650	1,333,650	Q1-2023
00442JAD6	424,803	299,104	125,699	299,104	299,104	Q2-2023
02149JAU0	655,298	622,284	33,014	622,284	622,284	Q2-2023
058930AD0	1,740,048	1,737,917	2,131	1,737,917	1,737,917	Q2-2023
073871BL8	302,006	291,305	10,701	291,305	291,305	Q2-2023
12669FZZ9	1,215,284	1,194,691	20,593	1,194,691	1,194,691	Q2-2023
36185MEV0	2,750,465	2,745,914	4,551	2,745,914	2,745,914	Q2-2023
41161PVF7	1,755,932	1,469,928	286,004	1,469,928	1,469,928	Q2-2023
41161PWC3	1,318,823	1,069,881	248,942	1,069,881	1,069,881	Q2-2023
41161UAC6	1,132,948	1,066,882	66,066	1,066,882	1,066,882	Q2-2023
57643MJV7	297,815	124,999	172,816	124,999	124,999	Q2-2023
59023MAD2	1,967,602	1,530,640	436,963	1,530,640	1,530,640	Q2-2023
61760CAN5	1,071,306	1,063,879	7,427	1,063,879	1,063,879	Q2-2023
81743QAG9	1,058,139	955,046	103,093	955,046	955,046	Q2-2023
81743QAJ3	3,489,570	3,160,128	329,442	3,160,128	3,160,128	Q2-2023
94984NAA0	1,129,911	1,111,647	18,265	1,111,647	1,111,647	Q2-2023
12659JAG2	15,504,429	15,461,179	43,250	15,461,179	15,461,179	Q3-2023
12669FZZ9	1,255,224	1,178,379	76,844	1,178,379	1,178,379	Q3-2023
17313FAA0	1,157,364	793,030	364,334	793,030	793,030	Q3-2023
41161UAC6	1,149,202	1,044,703	104,499	1,044,703	1,044,703	Q3-2023
12669FZL0	1,363,982	1,360,441	3,541	1,360,441	1,360,441	Q4-2023
12669FZZ9	1,288,712	1,191,780	96,932	1,191,780	1,191,780	Q4-2023
Total			11,325,672

Schedule 1
Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2023

Investment income earned

U.S. government bonds	$89,351,814
Other bonds (unaffiliated)	1,595,834,196
Bonds exempt from U.S. tax	—
Bonds of affiliates	—
Preferred stocks (unaffiliated)	8,366,743
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	16,018,961
Common stocks of affiliates	—
Mortgage loans	544,686,269
Real estate	39,029,351
Contract loans	389,978,901
Cash, cash equivalents and short-term investments	75,900,937
Derivative instruments	(346,579,577)
Other invested assets	687,890,688
Aggregate write-ins for investment income	255,131
Total investment income	$3,100,733,414

Real estate owned - book value less encumbrances	$226,591,548

Mortgage loans by type - book value
Farm mortgages	$—
Residential mortgages	1,012,728,287
Commercial mortgages	9,265,583,270
Total mortgage loans	$10,278,311,557

Mortgage loans by standing - book value
Good standing	$10,185,103,706
Good standing with restructured loans	$—
Interest overdue more than 90 days, not in foreclosure	$67,606,898
Foreclosure in process	$25,600,953

Other long term assets - statement value	$2,083,122,612

Contract loans	$4,241,715,886

Bonds & stocks of parents, subsidiaries and affiliates - book value
Bonds	$—
Preferred stocks	$—
Common stocks	$726,277,726

(Continued)

Schedule 1
Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2023

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$3,692,752,787
Over 1 year through 5 years	10,484,691,905
Over 5 years through 10 years	11,224,789,657
Over 10 years through 20 years	7,829,490,315
Over 20 years	6,144,467,181
Total by maturity	$39,376,191,845

Bonds by class - statement value
Class 1	$23,437,489,353
Class 2	15,037,149,680
Class 3	739,836,528
Class 4	147,540,768
Class 5	6,739,297
Class 6	7,436,219
Total by class	$39,376,191,845

Total bonds publicly traded	$21,428,589,805
Total bonds privately placed	$17,947,602,041

Preferred stocks - statement value	$172,812,053
Common stocks - market value	$1,105,540,606
Short-term investments - book value	$1,118,412,043
Options, caps and floors owned - statement value	$211,384,642
Options, caps and floors written & in force - statement value	$(904,690,873)
Collar, swap and forward agreements open - statement value	$(126,568,354)
Futures contracts open - current value	$—
Cash on deposit	$192,715,787
Cash equivalents	$753,199,633

Life insurance in force
Industrial	$220,516,000
Ordinary	$42,686,987,000
Credit life	$—
Group life	$759,201,000

Amount of accidental death benefits in force under ordinary policies	$1,444,961,000

(Continued)

Schedule 1
Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2023

Life insurance policies with disability provisions in force
Industrial	$71,000
Ordinary	$3,638,074,000
Credit life	$—
Group life	$159,019,000

Supplementary contracts in force:
Ordinary - not involving life contingencies-
Amount on deposit	$191,027,115
Income payable	$8,554,822

Ordinary - involving life contingencies-
Amount on deposit	$14,195,623
Income payable	$5,011,762

Group - not involving life contingencies-
Amount on deposit	$414,563
Income payable	$178,788

Group - involving life contingencies-
Amount on deposit	$15,189,029
Income payable	$1,918,448

Annuities:
Ordinary-
Immediate - amount of income payable	$224,562,471
Deferred - fully paid account balance	$1,272,268,647
Deferred - not fully paid - account balance	$8,862,721,713

Group-
Amount of income payable	$462,009,455
Fully paid account balance	$6,815,568
Not fully paid - account balance	$715,332,066

Accident and health insurance - premiums in force:
Ordinary	$—
Group	$—
Credit	$—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$20,807,872
Dividend accumulations - account balance	$44,180,104

See accompanying independent auditors' report.

Schedule 2
JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2023

1)	Total admitted assets (excluding Separate Accounts):			$61,127,932,391

2)	10 largest exposures to a single issuer/borrower/investment (excluding US Government):

	Issuer	Category	Amount	Percentage
	JACKSON NATIONAL LIFE INS OF NEW YORK	AFFILIATED DOMESTIC SECURITIES	$720,061,326	1.2%
	AP TUNDRA	UNAFFILIATED DOMESTIC SECURITIES/PARTNERSHIP	278,536,897	0.5%
	CAYMAN UNIVERSE HOLDINGS	UNAFFILIATED FOREIGN SECURITIES/PARTNERSHIP	260,878,063	0.4%
	DUKE ENERGY	UNAFFILIATED DOMESTIC SECURITIES	242,173,952	0.4%
	PPM America Private Equity Fund VIII-A, L.P.	AFFILIATED DOMESTIC PARTNERSHIP	209,053,153	0.3%
	AMERICAN ELECTRIC POWER CO INC TEXAS	UNAFFILIATED DOMESTIC SECURITIES	196,666,583	0.3%
	WEC ENERGY GROUP INC	UNAFFILIATED DOMESTIC SECURITIES	173,148,844	0.3%
	SOUTHERN CO GAS CAPITAL	UNAFFILIATED DOMESTIC SECURITIES	168,649,879	0.3%
	ALDAR INVESTMENTS HYBRID LIMIT	UNAFFILIATED FOREIGN SECURITIES	166,500,000	0.3%
	PROLOGIS	UNAFFILIATED DOMESTIC SECURITIES	166,409,304	0.3%

3)	Amounts and percentages of total admitted assets held in bonds and preferred stocks by NAIC rating.

	Bonds	Amount	Percentage	Preferred Stock	Amount	Percentage
	NAIC-1	$23,437,489,352	38.3%	P/RP-1	$3,539,888	0.0%
	NAIC-2	$15,037,149,680	24.6%	P/RP-2	$118,760,313	0.2%
	NAIC-3	$739,836,528	1.2%	P/RP-3	$50,343,430	0.1%
	NAIC-4	$147,540,769	0.2%	P/RP-4	$—	0.0%
	NAIC-5	$6,739,296	0.0%	P/RP-5	$—	0.0%
	NAIC-6	$7,436,219	0.0%	P/RP-6	$168,422	0.0%

4)	Assets held in foreign investments:
		Amount	Percentage
	Total admitted assets held in foreign investments	$8,372,512,899	13.7%
	Foreign-currency-denominated investments	$1,422,376,337	2.3%
	Insurance liabilities denominated in that same foreign currency	$—	0.0%

5)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1	$7,400,469,617	12.1%
	Countries rated NAIC-2	$694,086,825	1.1%
	Countries rated NAIC-3 or below	$277,956,457	0.5%

6)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1:
	UNITED KINGDOM	$1,688,720,683	2.8%
	CAYMAN ISLANDS	$1,405,614,280	2.3%
	Countries rated NAIC-2:
	MEXICO	$240,122,343	0.4%
	INDONESIA	$138,172,592	0.2%
	Countries rated NAIC-3 or below:
	BRAZIL	$64,674,273	0.1%
	COLUMBIA	$44,641,031	0.1%

(Continued)

Schedule 2
JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2023

7)	There is no unhedged foreign currency exposure.
8)	There is no unhedged foreign currency exposure.
9)	There is no unhedged foreign currency exposure
10)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
	Issuer	NAIC Rating	Amount	Percentage
	CAYMAN UNIVERSE HOLDINGS	1	$260,878,063	0.4%
	TAKEDA PHARMACEUTICAL CO LTD	2	$107,384,487	0.2%
	ANHEUSER-BUSCH	1	$107,093,493	0.2%
	BARD BIDCO LIMITED	MORTGAGE LOAN	$102,715,190	0.2%
	UBS	1	$97,845,483	0.2%
	CODELCO	2	$93,641,868	0.2%
	BRITISH AMERICAN TOBACCO PLC	2	$92,263,240	0.2%
	AIRBUS SE	1	$89,539,817	0.1%
	CSL LIMITED	1	$81,179,790	0.1%
	DYSON FINANCE	1	$78,913,783	0.1%

11)	There were no assets held in Canadian investments that exceeded 2.5% of the Company's total admitted assets.
12)	There were no assets held in investments with contractual sales restrictions that exceeded 2.5% of the Company's total admitted assets.

13)	Amounts and percentages of admitted assets held in the ten largest equity interests:
	Issuer	Amount	Percentage
	JACKSON NATIONAL LIFE INS OF NEW YORK	$720,061,326	1.2%
	PPM America Private Equity Fund VIII-A, L.P.	$209,053,153	0.3%
	FIDELITY CONSERVATIVE INCOME	$181,818,183	0.3%
	SFR Delos Partners, L.P.	$145,187,296	0.2%
	Pretium Olympus JV, L.P.	$116,332,424	0.2%
	FHLBICLASS B-1	$90,000,000	0.1%
	Motive Capital Fund II-A, L.P.	$79,434,243	0.1%
	AOP Finance Partners, L.P.	$56,738,825	0.1%
	AA GP Solutions Fund, L.P.	$52,513,695	0.1%
	NNN AGP Opportunities Fund II, L.P.	$50,429,419	0.1%

14)	There were no assets held in nonaffiliated, privately placed equities, exceeding 2.5% of the Company’s total admitted assets.
15)	There were no assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets.

16)	Amounts and percentages of total admitted assets held in the ten largest mortgage loans:
	Type		Amount	Percentage
	COMMERCIAL		$230,000,000	0.4%
	COMMERCIAL		$200,000,000	0.3%
	COMMERCIAL		$151,955,996	0.2%
	COMMERCIAL		$110,000,000	0.2%
	COMMERCIAL		$108,328,570	0.2%
	COMMERCIAL		$105,475,053	0.2%
	COMMERCIAL		$102,715,190	0.2%
	COMMERCIAL		$96,574,752	0.2%
	RESIDENTIAL		$95,000,000	0.2%
	COMMERCIAL		$85,000,000	0.1%

	Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
	16.12	Construction loans	$—	0.0%
	16.13	Mortgage loans over 90 days past due	$67,606,898	0.1%
	16.14	Mortgage loans in the process of foreclosure	$25,600,953	0.0%
	16.15	Mortgage loans foreclosed	$—	0.0%
	16.16	Restructured mortgage loans	$—	0.0%

(Continued)

Schedule 2
JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2023

17)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
		Commercial
	Loan to Value	Amount	Percentage
	above 95%	$107,547,554	0.2%
	91 to 95%	$25,000,000	0.0%
	81 to 90%	$127,347,705	0.2%
	71 to 80%	$700,269,016	1.1%
	below 70%	$8,305,418,995	13.6%

		Residential
	Loan to Value	Amount	Percentage
	above 95%	$40,723,908	0.1%
	91 to 95%	$33,429,544	0.1%
	81 to 90%	$44,909,024	0.1%
	71 to 80%	$110,248,087	0.2%
	below 70%	$783,417,723	1.3%

18)	There were no assets held in real estate that exceeded 2.5% of the Company's total admitted assets.
19)	There were no assets held in mezzanine real estate loans that exceeded 2.5% of the Company’s total admitted assets.
20)	Amounts and percentages of total admitted assets subject to the following types of agreements:

	At year end		At end of each quarter
Agreement type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$13,029,678	0.0%	$29,719,700	$48,611,367	$21,898,794
Repurchase	—	0.0%	1,191,220,851	1,849,033,970	—
Reverse repurchase	—	0.0%	—	—	—
Dollar repurchase	—	0.0%	—	—	—
Dollar reverse repurchase	—	0.0%	—	—	—

21)	Amounts and percentages of total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

	Owned		Written
Type	Amount	Percentage	Amount	Percentage
Hedging	$211,384,642	0.3%	$904,690,873	1.5%

22)	Amounts and percentages of total admitted assets of potential exposure for collars, swaps and forwards:

	At year end		At end of each quarter
Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$70,440,427	0.1%	$105,046,098	$87,330,712	$84,465,235

23)	Amounts and percentages of total admitted assets of potential exposure for futures contracts:

	At year end		At end of each quarter
Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$1,948,415,606	3.2%	$1,151,311,984	$749,662,240	$716,847,768

See accompanying independent auditors' report.

Schedule 3
JACKSON NATIONAL LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2023

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	4,246,462,599	7.25%	4,246,462,599	—	4,246,462,599	7.25%
All other governments	653,341,951	1.11%	653,341,951	—	653,341,951	1.12%
U.S. states, territories and possessions, guaranteed	277,358,421	0.47%	277,358,421	—	277,358,421	0.47%
U.S. political subdivisions of states, territories	52,206,094	0.09%	52,206,094	—	52,206,094	0.09%
U.S. special revenue and special assessment obligations	829,634,914	1.42%	829,634,914	—	829,634,914	1.42%
Industrial and miscellaneous	32,114,040,806	54.80%	32,114,040,806	—	32,114,040,806	54.82%
Hybrid securities	26,454,377	0.05%	26,454,377	—	26,454,377	0.05%
Unaffiliated bank loans	58,280,640	0.10%	58,280,640	—	58,280,640	0.10%
Preferred Stocks:
Industrial and miscellaneous (unaffiliated)	172,812,053	0.29%	172,812,053	—	172,812,053	0.30%
Common Stocks:
Industrial and miscellaneous publicly traded (unaffiliated)	227,575	—%	227,575	—	227,575	—%
Industrial and miscellaneous Other (unaffiliated)	117,303,995	0.20%	117,303,995	—	117,303,995	0.20%
Parent, subsidiaries and affiliates other	726,277,725	1.24%	721,253,660	—	721,253,660	1.23%
Mutual funds	266,755,376	0.46%	266,755,376	—	266,755,376	0.46%
Mortgage loans:
Residential mortgages	1,002,349,209	1.71%	1,002,349,209	—	1,002,349,209	1.71%
Commercial loans	8,423,390,541	14.37%	8,423,390,541	—	8,423,390,541	14.38%
Mezzanine real estate loans	867,380,778	1.48%	867,380,778		867,380,778	1.48%
Total valuation allowance	(14,808,971)	(0.03)%	(14,808,971)		(14,808,971)
Real estate:
Property occupied by the company	213,878,328	0.36%	213,878,327	—	213,878,327	0.37%
Property held for the production of income	7,172,124	0.01%	7,172,124		7,172,124	0.01%
Property held for sale	5,541,097	0.01%	5,541,097	—	5,541,097	0.01%
Cash, cash equivalents and short-term investments
Cash equivalents - short term	1,118,412,043	1.91%	1,118,412,043	—	1,118,412,043	1.91%
Cash	192,715,787	0.33%	192,715,787	—	192,715,787	0.33%
Cash equivalents	753,199,633	1.29%	753,199,633	13,049,799	766,249,432	1.31%
Contract loans	4,243,593,375	7.24%	4,241,715,886	—	4,241,715,886	7.24%
Derivatives	84,816,291	0.14%	84,816,291	—	84,816,291	0.14%
Other invested assets	2,101,790,972	3.59%	2,083,122,612		2,083,122,612	3.56%
Receivables for securities	48,966,740	0.08%	48,966,740	—	48,966,740	0.08%
Securities lending	13,049,799	0.02%	13,049,799	XXX	XXX	XXX
	$58,602,604,272	100.00%	$58,577,034,357	$13,049,799	$58,577,034,357	100.00%

See accompanying independent auditors' report.

Schedule 4
JACKSON NATIONAL LIFE INSURANCE COMPANY
Reinsurance Risk Interrogatories
December 31, 2023

1.	Does the reporting entity have any reinsurance contracts subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791?
Yes

The Company’s Guaranteed Minimum Income Benefits on Variable Annuities (GMIBs) are reinsured with Chubb Tempest Life Reinsurance LTD. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. At December 31, 2023, the Company recorded a $1,146,443 reserve credit in consideration of the GMIB cession that is fully collateralized through a combination of letters of credit and a reinsurance trust. The reserve credit considers the treaty’s risk limiting factors.

2.	Does the reporting entity have any reinsurance contracts not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption risk?
No

3.	Does the reporting entity have any reinsurance contracts that contain features described below which result in delays in payment in form or in fact:

	a.	Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days of the settlement date?
No

	b.	Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity?
No

4.	Does the reporting entity reflect a reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61R for the following?

	a.	Assumption Reinsurance?	No

	b.	Non-proportional reinsurance, which does not result in significant surplus relief?	No

5.	Does the reporting entity cede any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract during the period covered by the financial statement, and either:

	a.	Accounted for that contract as reinsurance under SAP and as a deposit under GAAP; or	No

	b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	No

See accompanying independent auditors' report.

APPENDIX A

JFI Definitions and Non-GAAP Financial Measures Utilized for Executive Compensation

As used in this Appendix A, the terms: “Company,” “JFI,” “we,” “our” and “us” refer to Jackson Financial Inc.; “Compensation Committee” refers to the Compensation Committee of the JFI Board of Directors; and “U.S. GAAP” refers to generally accepted accounting principles in the United States. The various financial measures discussed in this Appendix A refer to JFI financial measures determined on a consolidated basis.

Jackson’s executive compensation is based on target metrics for JFI. Certain of the target metrics used in our incentive programs are based upon financial measures that are not determined in accordance with U.S. GAAP. These target metrics may include additional limited adjustments, as described below, to maintain the pay-for-performance link and preserve the original economic intent of the incentives as reasonably determined by the JFI Compensation Committee. Although these non-GAAP financial measures should not be considered substitutes for U.S. GAAP measures, our management and JFI Board consider them important performance indicators and have employed them as well as other factors in determining senior management and associate incentive compensation.

The non-GAAP financial measures listed below that we use in evaluating performance under our incentive programs described in this prospectus. Management believes that the use of these non-GAAP financial measures, together with relevant U.S. GAAP financial measures, provides a better understanding of our results of operations, financial condition and the underlying performance drivers of our business. The definitions for these non-GAAP financial measures and how they may be calculated from the most directly comparable U.S. GAAP financial measures are as follows:

Adjusted Book Value Attributable to Common Shareholders and Adjusted Operating ROE Attributable to Common Shareholders We use Adjusted Operating Return on Equity ("ROE") Attributable to Common Shareholders to manage our business and evaluate our financial performance that: (i) excludes items that vary from period to period due to accounting treatment under U.S. GAAP or that are non-recurring in nature, as such items may distort the underlying performance of our business; and (ii) is calculated by dividing our Adjusted Operating Earnings by average Adjusted Book Value Attributable to Common Shareholders.

Adjusted Book Value Attributable to Common Shareholders excludes JFI Preferred Stock and AOCI attributable to Jackson Financial, which does not include AOCI arising from investments held within the funds withheld account related to the Athene Reinsurance Transaction.

We exclude AOCI attributable to Jackson Financial from Adjusted Book Value Attributable to Common Shareholders because our invested assets are generally invested to closely match the duration of our liabilities, which are longer duration in nature, and, therefore we believe period-to-period fair market value fluctuations in AOCI to be inconsistent with this objective. We believe excluding AOCI attributable to Jackson Financial is more useful to investors in analyzing trends in our business. Changes in AOCI within the funds withheld account related to the Athene Reinsurance Transaction offset the related non-operating earnings from the Athene Reinsurance Transaction resulting in a minimal net impact on Adjusted Book Value of Jackson Financial.

Adjusted Book Value Attributable to Common Shareholders and Adjusted Operating ROE Attributable to Common Shareholders should not be used as substitutes for total shareholders’ equity and ROE as calculated using annualized net income and average equity in accordance with U.S. GAAP. However, we believe the adjustments to equity and earnings are useful to gaining an understanding of our overall results of operations.

The following is a reconciliation of JFI Adjusted Book Value Attributable to Common Shareholders to JFI total shareholders’ equity and a comparison of JFI Adjusted Operating ROE Attributable to Common Shareholders to ROE Attributable to Common Shareholders, the most comparable U.S. GAAP measure:

	Years Ended December 31,
	2023	2022	2021
	(in millions)
Net income (loss) attributable to Jackson Financial Inc. common shareholders	$899	$6,186	$3,417
Adjusted Operating Earnings	1,073	1,454	2,179

Total shareholders' equity	$10,170	$8,646	$7,641
Less: Preferred stock	533	—	—
Total common shareholders' equity	9,637	8,646	7,641

Adjustments to total common shareholders’ equity:
Exclude AOCI attributable to Jackson Financial Inc. (1)	1,196	1,272	(1,073)
Adjusted Book Value Attributable to Common Shareholders	$10,833	$9,918	$6,568

ROE Attributable to Common Shareholders	10.3%	69.7%	44.1%
Adjusted Operating ROE Attributable to Common Shareholders on average equity	10.6%	16.2%	32.8%

(1) Excludes $(1,612) million, $(2,106) million and $287 million related to the investments held within the funds withheld account related to the Athene Reinsurance Transaction as of December 31, 2023, 2022 and 2021, respectively, which are not attributable to Jackson Financial Inc. and are therefore not included as an adjustment to total shareholders’ equity in the reconciliation of Adjusted Book Value Attributable to Common Shareholders to total shareholders’ equity.

Adjusted Operating Earnings Adjusted Operating Earnings is an after-tax non-GAAP financial measure, which we believe should be used to evaluate our financial performance on a consolidated basis by excluding certain items that may be highly variable from period to period due to accounting treatment under U.S. GAAP or that are non-recurring in nature, as well as certain other revenues and expenses that we do not view as driving our underlying performance. Adjusted Operating Earnings should not be used as a substitute for net income as calculated in accordance with U.S. GAAP. However, we believe the adjustments to net income are useful for gaining an understanding of our overall results of operations.

Adjusted Operating Earnings equals our Net income (loss) attributable to Jackson Financial Inc.'s common shareholders (which excludes income attributable to non-controlling interest and dividends on preferred stock) adjusted to eliminate the impact of the items described in the following numbered paragraphs. These items are excluded as they may vary significantly from period to period due to near-term market conditions or are otherwise not directly comparable or reflective of the underlying performance of our business. We believe these exclusions provide investors a better picture of the drivers of our underlying performance.

1.Net Hedging Results: Comprised of: (i) fees attributed to guaranteed benefits; (ii) changes in the fair value of freestanding derivatives used to manage the risk associated with market risk benefits and other guaranteed benefit features, excluding earned income (periodic settlements and changes in settlement accruals); (iii) the movements in reserves, market risk benefits, guaranteed benefit features accounted for as embedded derivative instruments, and related claims and benefit payments; (iv) amortization of the balance of unamortized deferred acquisition costs at the date of transition to current accounting guidance on January 1, 2021 associated with items excluded from adjusted operating earnings prior to transition; and (v) the impact on the valuation of Guaranteed Benefits and Net Hedging Results arising from changes in underlying actuarial assumptions. We believe excluding these items removes the impact to both revenue and related expenses associated with Guaranteed Benefits and Net Hedging Results.

2.Net Realized Investment Gains and Losses: Comprised of: (i) realized investment gains and losses associated with the periodic sales or disposals of securities, excluding those held within our trading portfolio, and (ii) impairments of securities, after adjustment for the non-credit component of the impairment charges.

3.Change in Value of Funds Withheld Embedded Derivative and Net investment income on funds withheld assets: Composed of: (i) the change in fair value of funds withheld embedded derivatives, and (ii) net investment income on funds withheld assets related to funds withheld reinsurance transactions.

4.Other items: Comprised of: (i) the impact of investments that are consolidated in our financial statements due to U.S. GAAP accounting requirements, such as our investments in collateralized loan obligations (“CLOs”), but for which the consolidation effects are not consistent with our economic interest or exposure to those entities, and (ii) one-time or other non-recurring items, such as costs relating to our separation from Prudential.

Operating income taxes are calculated using the prevailing corporate federal income tax rate of 21% while taking into account any items recognized differently in our financial statements and federal income tax returns, including the dividends received deduction and other tax credits. For interim reporting periods, the Company uses an estimated annual effective tax rate (“ETR”) in computing its tax provision including consideration of discrete items.

The following is a reconciliation of JFI Adjusted Operating Earnings to net income (loss) attributable to Jackson Financial common shareholders, the most comparable U.S. GAAP measure:

	Years Ended December 31,
	2023	2022	2021
	(in millions)
Net income (loss) attributable to Jackson Financial Inc common shareholders	$899	$6,186	$3,417
Add: dividends on preferred stock	35	—	—
Add: income tax expense (benefit)	4	1,505	666
Pretax income (loss) attributable to Jackson Financial Inc	938	7,691	4,083
Non-operating adjustments (income) loss:
Guaranteed benefits and hedging results:
Fees attributable to guarantee benefit reserves	(3,125)	(3,077)	(2,855)
Net movement in freestanding derivatives	4,651	2,744	5,674
Market risk benefits (gains) losses, net	(3,897)	(3,536)	(3,966)
Net reserve and embedded derivative movements	787	222	141
Amortization of DAC associated with non-operating items at date of transition to LDTI	591	658	737
Total guaranteed benefits and net hedging results	(993)	(2,989)	(269)
Net realized investment (gains) losses	554	359	(182)
Net realized investment (gains) losses on funds withheld assets	1,801	(2,186)	21
Net investment income on funds withheld assets	(1,174)	(1,254)	(1,188)
Other items	39	22	36
Total non-operating adjustments	227	(6,048)	(1,582)
Pretax adjusted operating earnings	1,165	1,643	2,501
Less: operating income tax expense (benefit)	57	189	322
Adjusted operating earnings before dividends on preferred stock	1,108	1,454	2,179
Less: dividends on preferred stock	35	—	—
Adjusted operating earnings	$1,073	$1,454	$2,179

The prospectus also references other financial measures that our management and the JFI Board consider important performance indicators and have employed, along with other factors, in determining senior management and associate incentive compensation. The following discussion explains how financial measures are calculated and how they are, or may be, adjusted.

2023 Short-Term Incentive Performance Metrics

Pretax Adjusted Operating Earnings begins with the amount calculated as described above. The JFI Compensation Committee is empowered to make additional adjustments in order to enable the evaluation of actual performance on a basis relatively consistent with the assumptions underlying the projected performance used to set the original target. Those additional adjustments may exclude the following:

•the net impact of equity market total returns over the period outside a corridor of 7% above or below the equity market total return assumption under our business plan;
•the impact on spread earnings resulting from movement in the 10-year Treasury rate, relative to the beginning of year rate, of more than 2%; and
•the impact on net investment income resulting from increases (or decreases) in general account assets resulting from net freestanding derivatives gains (or losses) in excess of $2 billion.

Other examples include the impact of significant events not contemplated in setting the original target, including new business investment, business continuity disruptions, restructuring initiatives, mergers and acquisitions, guarantee fund assessments in the event of insurance company liquidations, material litigation and regulatory matters, and legislative, regulatory, or accounting changes.

Pretax Adjusted Operating Income, adjusted as described above, is measured relative to the plan projection of Pretax Adjusted Operating Income for the year (with interest rates as implied by the forward rate curve as of the beginning of the year). For the actual short-term incentives for 2023 metric, the Pretax Adjusted Operating Income measure described above was further adjusted as follows:

Years Ended December 31,
2023
(in millions)
Pretax adjusted operating earnings (1)	$1,165
Net impact of equity market total returns in 2023 outside of a pre-defined corridor	13
Net impact of the Company's annual actuarial assumption review	60
Pretax adjusted operating earnings, adjusted as described above	$1,238
(1) See Adjusted Operating Earnings above for information regarding our non-GAAP financial measures and reconciliations to the most comparable U.S. GAAP measures.

Controllable Costs represents general and administrative expenses, adjusted to exclude the following items which may vary significantly during a period based on factors outside of management control or overall incentive funding levels:

a.Costs related to nonqualified deferred compensation plans, which vary based on performance of underlying notional investments selected by participants;
b.Costs of PPM related to investment management fees paid by third parties, which vary based on the value of assets under management; and
c.Compensation expense related to annual bonuses and long-term incentive awards, the inclusion of which could cause misalignment between overall Company performance and funding outcomes for this metric.

Other examples include adjustments for unplanned costs relating to significant events including new business investment, business continuity disruptions, restructuring initiatives, mergers and acquisitions, guarantee fund assessment in the event of insurance company liquidations, material litigation and regulatory matters, and legislative, regulatory, or accounting changes.

Controllable Costs is general and administrative expenses, adjusted as described above, measured relative to the plan projection of Controllable Costs for the year, as shown in the table below:

Years Ended December 31,
2023
(in millions)
General and administrative expenses per 10-K	$1,007
Costs related to nonqualified deferred compensation plans	(58)
Costs of PPM related to investment management fees paid by third parties	(59)
Compensation expense related to annual bonuses and long-term incentive award	(188)
Other	12
Total Controllable costs	$714

Risk-Based Capital requirements are insurance company statutory capital requirements based on rules published by the National Association of Insurance Commissioners (NAIC). The NAIC has developed certain RBC requirements for life insurance companies. Under the NAIC requirements, compliance is determined by a ratio of a company’s TAC, calculated in a manner prescribed by the NAIC to its authorized control level RBC, calculated in a manner prescribed by the NAIC.

RBC measures the Company’s balance sheet health by achieving operating company RBC levels within our targeted range, appropriately managed within our risk framework.

2023 Long-Term Incentive Performance Metrics

Generation of Net Cash Flow Available to JFI is a financial measure that the Company uses to facilitate an understanding of its ability to generate cash for reinvestment into its business or use in non-mandatory capital actions, such as dividends. We define net cash flow as the sum of cash flows, to or available to, Jackson Financial Inc. from its operating subsidiaries in the form of (i) dividends, (ii) return of capital distributions, (iii) interest payments on intercompany surplus notes, (iv) payments related to expense or tax sharing arrangements, (v) other similar payments, and (vi) unremitted cash in excess of the upper end of the stated target RBC range, less capital contributions to the operating subsidiaries. This measure considers cash flows related to performance in calendar year periods that may take place in the following calendar year (i.e., dividends from operating companies pertain to excess capital development over a calendar year period but are likely to be remitted in the first quarter of the following year to allow for the regulatory approval process). Net Cash Flow Available to JFI is distinct from any JFI capital actions, such as common stock dividends and repurchases, debt reduction payments and mergers and acquisitions.

As provided under the long-term incentive (“LTI”) program, Net Cash Flow Available to JFI may, at the Committee’s discretion, be adjusted to include, or not be limited to, situations such as the following:

For material movements in interest rates or equity levels during the three-year period, the plan sensitivities for impacts on net cash flow available to JFI can be used to adjust the planned level for the period. For example, in the event of a down 20% equity movement during the period, the down 20% sensitivity could be applied and the change in net cash flow available to JFI could be adjusted accordingly.

For significant movements arising from the interaction of path dependent rate or equity movements and the risk framework in place during the period, the JFI Compensation Committee may assess the performance of the hedging program to adjust the final outcome.

Other examples could include events not contemplated in setting the original target, such as new business investment, business continuity disruptions, restructuring initiatives, mergers and acquisitions, guarantee fund assessments in the event of insurance company liquidations, material litigation and regulatory matters, and legislative, regulatory, or accounting changes.

Net Cash Flow Available to JFI, adjusted as described above, is measured relative to the plan projections of Net Cash Flow Available to JFI for the period.

Adjusted Operating ROE Attributable to Common Shareholders begins with the amount calculated as described above. The JFI Compensation Committee is empowered to adjust that amount further to include, or not be limited to, situations such as the following:

a.The actual Adjusted Operating Earnings for each of the three years that is used in the calculation of Adjusted Operating ROE Attributable to Common Shareholders may be adjusted to exclude:
i.the net impact of equity market total returns over the period outside a corridor of 7% above or below the equity market total return assumption under our business plan;
ii.the impact on spread earnings resulting from movement in the 10-year Treasury rate, relative to the beginning of year rate, of more than 2%; and
iii.the impact on net investment income resulting from increases (or decreases) in general account assets resulting from net freestanding derivatives gains (or losses) in excess of $2 billion.
b.For significant movements arising from the interaction of path dependent rate or equity movements and the risk framework in place during the period, the JFI Compensation Committee may assess the performance of the hedging program and adjust the average Adjusted Book Value Attributable to Common Shareholders outcome used in the calculation.

Other examples could include events not contemplated in setting the original target, such as new business investment, business continuity disruptions, restructuring initiatives, mergers and acquisitions, guarantee fund assessments in the event of insurance company liquidations, material litigation and regulatory matters, and legislative, regulatory, or accounting changes.

Adjusted Operating ROE Attributable to Common Shareholders is measured relative to the plan projections of Adjusted Operating ROE Attributable to Common Shareholders for the period (with interest rates as implied by the forward rate curve as of the beginning of the period). For the period covered for the actual 2023 long-term incentive metric, there were no further adjustments made to the Adjusted Operating ROE Attributable to Common Shareholders, as described above.